UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity Flex® Mid Cap Index Fund Fidelity Flex® Mid Cap Index Fund : FLAPX

This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$458,809,372
Number of Holdings	816
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	16.2
Information Technology	12.5
Consumer Discretionary	10.6
Health Care	9.7
Real Estate	7.9
Materials	5.9
Utilities	5.7
Energy	5.2
Consumer Staples	4.9
Communication Services	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	0.8
Digital Realty Trust Inc	0.6
Williams Cos Inc/The	0.5
Arthur J Gallagher & Co	0.5
AFLAC Inc	0.5
Hilton Worldwide Holdings Inc	0.5
ONEOK Inc	0.5
Bank of New York Mellon Corp/The	0.5
Simon Property Group Inc	0.5
United Rentals Inc	0.5
5.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915087.100    2920-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series Large Cap Growth Index Fund Fidelity® Series Large Cap Growth Index Fund : FHOFX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,488,228,107
Number of Holdings	399
Portfolio Turnover	43%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.7
Consumer Discretionary	14.1
Communication Services	13.1
Health Care	7.5
Financials	6.6
Industrials	4.6
Consumer Staples	3.5
Materials	0.6
Real Estate	0.6
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	12.0
NVIDIA Corp	11.3
Microsoft Corp	11.1
Amazon.com Inc	6.4
Meta Platforms Inc Class A	4.5
Alphabet Inc Class A	3.7
Alphabet Inc Class C	3.1
Broadcom Inc	2.8
Tesla Inc	2.6
Eli Lilly & Co	2.5
60.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915091.100    3222-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Large Cap Growth Index Fund Fidelity® Large Cap Growth Index Fund : FSPGX

This semi-annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 2	0.03%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$28,433,616,039
Number of Holdings	399
Portfolio Turnover	13%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.5
Consumer Discretionary	14.1
Communication Services	13.1
Health Care	7.5
Financials	6.6
Industrials	4.6
Consumer Staples	3.5
Materials	0.6
Real Estate	0.6
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	12.0
NVIDIA Corp	11.3
Microsoft Corp	11.1
Amazon.com Inc	6.4
Meta Platforms Inc Class A	4.5
Alphabet Inc Class A	3.7
Alphabet Inc Class C	3.0
Broadcom Inc	2.8
Tesla Inc	2.6
Eli Lilly & Co	2.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915084.100    2826-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity Flex® Small Cap Index Fund Fidelity Flex® Small Cap Index Fund : FLXSX

This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$423,819,778
Number of Holdings	1,982
Portfolio Turnover	15%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.6
Health Care	17.2
Industrials	17.0
Information Technology	12.6
Consumer Discretionary	9.7
Real Estate	6.3
Energy	5.1
Materials	4.6
Utilities	2.9
Consumer Staples	2.7
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
FTAI Aviation Ltd	0.6
Vaxcyte Inc	0.6
Sprouts Farmers Market Inc	0.5
Insmed Inc	0.5
Mueller Industries Inc	0.4
Fluor Corp	0.4
Applied Industrial Technologies Inc	0.4
Ensign Group Inc/The	0.4
REVOLUTION Medicines Inc	0.4
Jackson Financial Inc	0.4
4.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915088.100    2921-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Large Cap Value Index Fund Fidelity® Large Cap Value Index Fund : FLCOX

This semi-annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 2	0.03%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$9,285,824,297
Number of Holdings	876
Portfolio Turnover	27%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Health Care	14.9
Industrials	14.7
Information Technology	9.0
Consumer Staples	7.8
Energy	6.8
Consumer Discretionary	6.1
Real Estate	4.8
Utilities	4.8
Materials	4.5
Communication Services	4.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.4
JPMorgan Chase & Co	2.6
Exxon Mobil Corp	2.2
UnitedHealth Group Inc	2.0
Johnson & Johnson	1.6
Walmart Inc	1.5
Procter & Gamble Co/The	1.3
Bank of America Corp	1.2
Chevron Corp	1.1
Wells Fargo & Co	1.0
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915085.100    2830-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Small Cap Index Fund Fidelity® Small Cap Index Fund : FSSNX

This semi-annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$26,857,343,200
Number of Holdings	1,983
Portfolio Turnover	19%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Health Care	17.4
Industrials	17.1
Information Technology	12.7
Consumer Discretionary	9.7
Real Estate	6.3
Energy	5.2
Materials	4.6
Utilities	2.9
Consumer Staples	2.7
Communication Services	2.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
FTAI Aviation Ltd	0.6
Sprouts Farmers Market Inc	0.6
Vaxcyte Inc	0.6
Insmed Inc	0.5
Mueller Industries Inc	0.4
Fluor Corp	0.4
Applied Industrial Technologies Inc	0.4
Fabrinet	0.4
Ensign Group Inc/The	0.4
REVOLUTION Medicines Inc	0.4
4.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915076.100    2358-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid Cap Index Fund Fidelity® Mid Cap Index Fund : FSMDX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$36,339,516,503
Number of Holdings	814
Portfolio Turnover	28%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.6
Financials	16.2
Information Technology	12.5
Consumer Discretionary	10.6
Health Care	9.7
Real Estate	7.9
Materials	5.9
Utilities	5.7
Energy	5.2
Consumer Staples	4.9
Communication Services	3.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	0.8
Digital Realty Trust Inc	0.6
Bank of New York Mellon Corp/The	0.6
Williams Cos Inc/The	0.5
Arthur J Gallagher & Co	0.5
AFLAC Inc	0.5
Hilton Worldwide Holdings Inc	0.5
ONEOK Inc	0.5
Simon Property Group Inc	0.5
United Rentals Inc	0.5
5.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915075.100    2352-TSRS-1224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	770,258	27,521,318
Iridium Communications, Inc.	246,223	7,221,721
Liberty Global Ltd.:
Class A	638,322	12,645,159
Class C	464,748	9,583,104
		56,971,302
Entertainment - 1.5%
Electronic Arts, Inc.	829,607	125,146,216
Liberty Media Corp. Liberty Formula One:
Class A (a)	80,198	5,953,900
Class C (a)	631,427	50,413,132
Liberty Media Corp. Liberty Live:
Class C (a)	144,313	8,422,107
Series A (a)	63,256	3,589,145
Live Nation Entertainment, Inc. (a)	489,905	57,387,472
Madison Square Garden Sports Corp. (a)	57,660	12,840,882
Playtika Holding Corp.	250,756	1,963,419
Roblox Corp. Class A (a)	1,599,699	82,736,432
Roku, Inc. Class A (a)	401,450	25,724,916
Take-Two Interactive Software, Inc. (a)	534,913	86,506,130
TKO Group Holdings, Inc. (a)	244,712	28,575,020
Warner Bros Discovery, Inc. (a)	7,687,805	62,501,855
		551,760,626
Interactive Media & Services - 0.3%
IAC, Inc. Class A (a)	264,488	12,682,200
Match Group, Inc. (a)	697,955	25,147,319
Pinterest, Inc. Class A (a)	1,890,225	60,090,253
TripAdvisor, Inc. Class A (a)	181,261	2,907,426
Trump Media & Technology Group (a)(b)	181,064	6,398,802
Zoominfo Technologies, Inc. (a)	705,176	7,792,195
		115,018,195
Media - 1.5%
Charter Communications, Inc. Class A (a)	291,894	95,627,393
Fox Corp.:
Class A	691,077	29,025,234
Class B	433,347	16,883,199
Interpublic Group of Companies, Inc.	1,168,861	34,364,513
Liberty Broadband Corp.:
Class A (a)	46,942	3,766,157
Class C (a)	350,218	28,304,619
News Corp.:
Class A	1,173,625	31,981,281
Class B	359,208	10,431,400
Nexstar Media Group, Inc.	98,275	17,288,538
Omnicom Group, Inc.	600,477	60,648,177
Paramount Global:
Class A (b)	34,724	760,108
Class B (b)	1,901,805	20,805,747
Sirius XM Holdings, Inc.	772,555	20,596,316
The New York Times Co. Class A	498,628	27,843,388
The Trade Desk, Inc. Class A (a)	1,371,114	164,821,614
		563,147,684
TOTAL COMMUNICATION SERVICES		1,286,897,807
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.3%
Aptiv PLC (a)	844,675	48,002,880
BorgWarner, Inc.	733,327	24,661,787
Gentex Corp.	719,339	21,803,165
Lear Corp.	188,501	18,050,856
QuantumScape Corp. Class A (a)(b)	771,487	3,973,158
		116,491,846
Automobiles - 0.2%
Harley-Davidson, Inc.	399,604	12,767,348
Lucid Group, Inc. Class A (a)(b)	3,428,307	7,576,558
Rivian Automotive, Inc. Class A (a)(b)	2,202,041	22,240,614
Thor Industries, Inc.	168,175	17,503,654
		60,088,174
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	3,592,847	92,659,524
Dillard's, Inc. Class A (b)	10,430	3,874,954
eBay, Inc.	1,570,070	90,294,726
Etsy, Inc. (a)	286,842	14,755,152
Kohl's Corp.	403,576	7,458,084
Macy's, Inc.	891,439	13,674,674
Nordstrom, Inc.	319,829	7,231,334
Ollie's Bargain Outlet Holdings, Inc. (a)	192,067	17,637,513
		247,585,961
Distributors - 0.4%
Genuine Parts Co.	434,450	49,831,415
LKQ Corp.	849,499	31,253,068
Pool Corp.	117,086	42,342,981
		123,427,464
Diversified Consumer Services - 0.4%
ADT, Inc.	901,034	6,487,445
Bright Horizons Family Solutions, Inc. (a)	178,819	23,866,972
Duolingo, Inc. Class A (a)	114,613	33,578,171
Grand Canyon Education, Inc. (a)	90,731	12,440,127
H&R Block, Inc.	430,572	25,718,066
Service Corp. International	442,542	36,133,554
		138,224,335
Hotels, Restaurants & Leisure - 3.4%
Aramark	812,160	30,724,013
Boyd Gaming Corp.	213,089	14,764,937
Caesars Entertainment, Inc. (a)	667,096	26,717,195
Carnival Corp. (a)	3,107,593	68,367,046
Cava Group, Inc. (a)	234,007	31,253,975
Choice Hotels International, Inc. (b)	86,613	12,083,380
Churchill Downs, Inc.	216,162	30,284,296
Darden Restaurants, Inc.	369,307	59,096,506
Domino's Pizza, Inc.	107,878	44,632,365
Draftkings Holdings, Inc. Class A (a)	1,421,491	50,207,062
Dutch Bros, Inc. Class A (a)	346,849	11,487,639
Expedia Group, Inc. Class A (a)	392,298	61,320,100
Hilton Worldwide Holdings, Inc.	762,217	179,006,662
Hyatt Hotels Corp. Class A	135,867	19,761,855
Las Vegas Sands Corp.	1,098,361	56,950,018
Light & Wonder, Inc. Class A (a)	280,535	26,308,572
Marriott Vacations Worldwide Corp.	68,586	5,283,180
MGM Resorts International (a)	737,787	27,202,207
Norwegian Cruise Line Holdings Ltd. (a)	1,203,842	30,505,356
Penn Entertainment, Inc. (a)	467,234	9,227,872
Planet Fitness, Inc. (a)	270,057	21,204,876
Royal Caribbean Cruises Ltd.	735,454	151,760,933
Texas Roadhouse, Inc.	206,802	39,523,998
Travel+Leisure Co.	213,033	10,185,108
Vail Resorts, Inc.	122,070	20,225,778
Wendy's Co.	571,186	10,915,364
Wingstop, Inc.	91,026	26,187,270
Wyndham Hotels & Resorts, Inc.	238,582	21,071,562
Wynn Resorts Ltd.	318,581	30,590,148
Yum! Brands, Inc.	874,171	114,656,268
		1,241,505,541
Household Durables - 2.0%
D.R. Horton, Inc.	921,113	155,668,097
Garmin Ltd.	480,365	95,280,398
Leggett & Platt, Inc.	236,803	2,841,636
Lennar Corp.:
Class A	737,348	125,570,364
Class B	39,686	6,362,460
Mohawk Industries, Inc. (a)	140,026	18,801,291
Newell Brands, Inc.	1,363,338	11,997,374
NVR, Inc. (a)	8,914	81,588,148
PulteGroup, Inc.	641,413	83,082,226
SharkNinja, Inc.	205,273	18,928,223
Tempur Sealy International, Inc.	531,855	25,481,173
Toll Brothers, Inc.	320,529	46,938,267
TopBuild Corp. (a)	101,166	35,750,041
Whirlpool Corp.	176,201	18,238,566
		726,528,264
Leisure Products - 0.2%
Brunswick Corp.	226,563	18,066,134
Hasbro, Inc.	432,521	28,386,353
Mattel, Inc. (a)	1,067,618	21,758,055
Polaris, Inc.	177,828	12,431,955
YETI Holdings, Inc. (a)	161,320	5,680,077
		86,322,574
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	208,337	7,435,548
AutoNation, Inc. (a)	80,910	12,579,078
Bath & Body Works, Inc.	596,115	16,917,744
Best Buy Co., Inc.	668,732	60,473,435
Burlington Stores, Inc. (a)	196,721	48,741,562
CarMax, Inc. (a)	500,201	36,204,548
Carvana Co. Class A (a)	335,664	83,013,064
Dick's Sporting Goods, Inc.	173,692	34,000,209
Five Below, Inc. (a)	176,581	16,738,113
Floor & Decor Holdings, Inc. Class A (a)	330,859	34,095,020
GameStop Corp. Class A (a)(b)	1,168,009	25,906,440
Gap, Inc.	636,595	13,222,078
Lithia Motors, Inc. Class A (sub. vtg.)	85,933	28,561,551
Murphy U.S.A., Inc.	57,494	28,082,944
Penske Automotive Group, Inc.	57,473	8,653,710
RH (a)	48,311	15,365,314
Ross Stores, Inc.	1,020,656	142,606,056
Tractor Supply Co.	334,609	88,842,036
Ulta Beauty, Inc. (a)	149,567	55,187,232
Valvoline, Inc. (a)	402,430	16,209,880
Wayfair LLC Class A (a)(b)	219,988	9,422,086
Williams-Sonoma, Inc.	395,555	53,055,792
		835,313,440
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.	189,553	3,383,521
Birkenstock Holding PLC (a)	127,308	5,856,168
Capri Holdings Ltd. (a)	182,513	3,602,807
Carter's, Inc.	122,161	6,682,207
Columbia Sportswear Co. (b)	103,972	8,366,627
Crocs, Inc. (a)	185,598	20,011,176
Deckers Outdoor Corp. (a)	470,508	75,700,032
PVH Corp.	178,638	17,588,697
Ralph Lauren Corp. Class A	124,714	24,684,642
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	410,451	25,226,318
Tapestry, Inc.	711,244	33,748,528
Under Armour, Inc.:
Class A (sub. vtg.) (a)	470,032	4,018,774
Class C (non-vtg.) (a)	819,266	6,472,201
VF Corp.	1,107,034	22,926,674
		258,268,372
TOTAL CONSUMER DISCRETIONARY		3,833,755,971
CONSUMER STAPLES - 4.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	29,667	8,635,174
Brown-Forman Corp.:
Class A	186,501	8,127,714
Class B (non-vtg.)	514,062	22,634,150
Celsius Holdings, Inc. (a)(b)	563,075	16,937,296
Coca-Cola Consolidated, Inc.	18,719	21,045,023
Molson Coors Beverage Co. Class B	542,892	29,571,327
		106,950,684
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	1,296,124	23,459,844
BJ's Wholesale Club Holdings, Inc. (a)	409,124	34,665,077
Casey's General Stores, Inc.	114,797	45,232,314
Dollar General Corp.	694,213	55,564,809
Dollar Tree, Inc. (a)	570,403	36,870,850
Grocery Outlet Holding Corp. (a)	348,300	4,980,690
Kroger Co.	2,058,236	114,787,822
Maplebear, Inc. (NASDAQ) (a)	542,709	23,933,467
Performance Food Group Co. (a)	474,088	38,519,650
Sysco Corp.	1,545,389	115,826,906
U.S. Foods Holding Corp. (a)	710,475	43,800,784
Walgreens Boots Alliance, Inc.	2,409,348	22,792,432
		560,434,645
Food Products - 2.1%
Archer Daniels Midland Co.	1,484,419	81,954,773
Bunge Global SA	437,976	36,798,744
Campbell Soup Co.	595,737	27,791,131
Conagra Brands, Inc.	1,491,350	43,159,669
Darling Ingredients, Inc. (a)	509,694	19,934,132
Flowers Foods, Inc.	581,674	12,930,613
Freshpet, Inc. (a)	144,359	19,133,342
General Mills, Inc.	1,732,249	117,827,577
Hormel Foods Corp.	779,795	23,822,737
Ingredion, Inc.	203,226	26,980,284
Kellanova	813,238	65,587,645
Lamb Weston Holdings, Inc.	454,644	35,321,292
McCormick & Co., Inc. (non-vtg.)	781,513	61,145,577
Pilgrim's Pride Corp. (a)	127,919	6,196,396
Post Holdings, Inc. (a)	153,196	16,730,535
Seaboard Corp.	844	2,334,512
The Hershey Co.	451,854	80,240,233
The J.M. Smucker Co.	321,801	36,527,632
Tyson Foods, Inc. Class A	872,498	51,119,658
		765,536,482
Household Products - 0.4%
Church & Dwight Co., Inc.	756,815	75,613,387
Reynolds Consumer Products, Inc.	168,614	4,544,147
Spectrum Brands Holdings, Inc.	89,582	8,028,339
The Clorox Co.	385,144	61,064,581
		149,250,454
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	404,316	26,616,122
Coty, Inc. Class A (a)	854,212	6,355,337
elf Beauty, Inc. (a)	171,186	18,017,327
Kenvue, Inc.	5,966,186	136,804,645
		187,793,431
TOTAL CONSUMER STAPLES		1,769,965,696
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	3,096,738	117,923,783
Halliburton Co.	2,735,193	75,874,254
NOV, Inc.	1,221,261	18,941,758
TechnipFMC PLC	1,330,630	35,514,515
Weatherford International PLC	223,931	17,690,549
		265,944,859
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	1,051,266	15,106,692
Antero Resources Corp. (a)	900,060	23,293,553
APA Corp.	1,122,340	26,487,224
Cheniere Energy, Inc.	712,445	136,347,724
Chord Energy Corp.	191,724	23,984,672
Civitas Resources, Inc.	325,158	15,864,459
Coterra Energy, Inc.	2,301,279	55,046,594
Devon Energy Corp.	1,952,134	75,508,543
Diamondback Energy, Inc.	585,102	103,428,481
DT Midstream, Inc.	301,183	27,151,647
EQT Corp.	1,828,375	66,808,823
Expand Energy Corp.	702,147	59,485,894
Hess Corp.	866,673	116,550,185
HF Sinclair Corp.	489,985	18,918,321
Kinder Morgan, Inc.	6,014,210	147,408,287
Marathon Oil Corp.	1,734,705	48,051,329
Matador Resources Co.	364,754	19,007,331
New Fortress Energy, Inc. Class A (b)	260,726	2,192,706
ONEOK, Inc.	1,810,272	175,379,151
Ovintiv, Inc.	816,998	32,026,322
Permian Resource Corp. Class A	2,030,427	27,674,720
Range Resources Corp.	735,613	22,090,458
Targa Resources Corp.	681,656	113,809,286
Texas Pacific Land Corp.	58,250	67,919,500
The Williams Companies, Inc.	3,775,650	197,730,791
Viper Energy, Inc. Class A	314,217	16,307,862
		1,633,580,555
TOTAL ENERGY		1,899,525,414
FINANCIALS - 16.2%
Banks - 2.9%
Bank OZK	360,900	15,789,375
BOK Financial Corp.	70,358	7,474,130
Citizens Financial Group, Inc.	1,400,729	58,998,705
Columbia Banking Systems, Inc.	686,563	19,573,911
Comerica, Inc.	420,272	26,775,529
Commerce Bancshares, Inc.	369,495	23,093,438
Cullen/Frost Bankers, Inc.	182,398	23,228,385
East West Bancorp, Inc.	427,894	41,715,386
Fifth Third Bancorp	2,118,324	92,528,392
First Citizens Bancshares, Inc.	37,165	72,001,613
First Hawaiian, Inc.	407,258	10,075,563
First Horizon National Corp.	1,707,218	29,586,088
FNB Corp., Pennsylvania	1,114,534	16,160,743
Huntington Bancshares, Inc.	4,478,569	69,820,891
KeyCorp	2,659,621	45,878,462
M&T Bank Corp.	515,511	100,359,681
Nu Holdings Ltd. Class A (a)	9,871,725	148,964,330
Pinnacle Financial Partners, Inc.	235,067	24,787,815
Popular, Inc.	221,208	19,738,390
Prosperity Bancshares, Inc.	278,234	20,366,729
Regions Financial Corp.	2,849,882	68,026,683
Synovus Financial Corp.	446,635	22,273,687
TFS Financial Corp.	183,832	2,362,241
Webster Financial Corp.	543,433	28,149,829
Western Alliance Bancorp.	332,984	27,707,599
Wintrust Financial Corp.	201,242	23,321,935
Zions Bancorporation NA	448,529	23,350,420
		1,062,109,950
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	97,280	18,862,592
Ameriprise Financial, Inc.	310,840	158,621,652
Ares Management Corp. Class A,	567,706	95,192,942
Bank of New York Mellon Corp.	2,292,726	172,779,831
Blue Owl Capital, Inc. Class A	1,556,131	34,795,089
Carlyle Group LP	680,517	34,046,266
Cboe Global Markets, Inc.	327,219	69,884,162
Coinbase Global, Inc. Class A (a)	614,210	110,097,143
Evercore, Inc. Class A	111,247	29,388,120
FactSet Research Systems, Inc.	117,964	53,562,734
Franklin Resources, Inc.	945,575	19,639,593
Houlihan Lokey Class A	162,579	28,088,774
Interactive Brokers Group, Inc.	327,390	49,953,166
Invesco Ltd.	928,681	16,103,329
Janus Henderson Group PLC	400,842	16,558,783
Jefferies Financial Group, Inc.	541,377	34,637,300
Lazard, Inc. Class A	339,473	17,988,674
LPL Financial	230,915	65,159,595
MarketAxess Holdings, Inc.	114,567	33,157,981
Morningstar, Inc.	82,785	27,157,619
MSCI, Inc.	238,358	136,150,090
NASDAQ, Inc.	1,277,791	94,454,311
Northern Trust Corp.	618,322	62,153,727
Raymond James Financial, Inc.	586,531	86,935,625
Robinhood Markets, Inc. (a)	2,060,002	48,389,447
SEI Investments Co.	309,912	23,169,021
State Street Corp.	934,984	86,766,515
Stifel Financial Corp.	307,888	31,903,355
T. Rowe Price Group, Inc.	680,508	74,760,609
TPG, Inc. Class A	260,591	17,636,799
Tradeweb Markets, Inc. Class A	360,036	45,724,572
Virtu Financial, Inc. Class A	251,813	7,796,130
XP, Inc. Class A	1,293,669	22,587,461
		1,824,103,007
Consumer Finance - 0.8%
Ally Financial, Inc.	853,413	29,912,126
Credit Acceptance Corp. (a)(b)	19,601	8,330,425
Discover Financial Services	775,725	115,140,862
OneMain Holdings, Inc.	359,550	17,858,849
SLM Corp.	669,697	14,753,425
SoFi Technologies, Inc. Class A (a)(b)	3,260,498	36,419,763
Synchrony Financial	1,224,288	67,507,240
		289,922,690
Financial Services - 2.0%
Affirm Holdings, Inc. Class A, (a)	727,797	31,913,898
Block, Inc. Class A (a)	1,731,179	125,198,865
Corebridge Financial, Inc.	792,883	25,189,893
Corpay, Inc. (a)	211,828	69,843,928
Equitable Holdings, Inc.	1,013,381	45,946,695
Euronet Worldwide, Inc. (a)	134,185	13,213,197
Fidelity National Information Services, Inc.	1,743,810	156,472,071
Global Payments, Inc.	793,213	82,264,120
Jack Henry & Associates, Inc.	224,953	40,925,699
MGIC Investment Corp.	797,836	19,977,813
Rocket Companies, Inc. Class A (a)	445,502	7,172,582
Shift4 Payments, Inc. Class A (a)(b)	192,500	17,409,700
The Western Union Co.	1,048,607	11,283,011
Toast, Inc. (a)	1,376,135	41,325,334
UWM Holdings Corp. Class A	386,743	2,490,625
Voya Financial, Inc.	314,410	25,247,123
WEX, Inc. (a)	126,991	21,918,647
		737,793,201
Insurance - 5.2%
AFLAC, Inc.	1,731,109	181,402,912
Allstate Corp.	814,925	151,999,811
American Financial Group, Inc.	222,605	28,700,463
Arch Capital Group Ltd. (a)	1,119,083	110,296,820
Arthur J. Gallagher & Co.	669,595	188,290,114
Assurant, Inc.	161,320	30,925,044
Assured Guaranty Ltd.	161,322	13,463,934
Axis Capital Holdings Ltd.	240,798	18,844,851
Brighthouse Financial, Inc. (a)	209,122	9,891,471
Brown & Brown, Inc.	740,837	77,521,184
Cincinnati Financial Corp.	474,895	66,879,463
CNA Financial Corp.	68,075	3,261,473
Everest Re Group Ltd.	133,473	47,464,334
Fidelity National Financial, Inc.	804,899	48,430,773
First American Financial Corp.	310,047	19,889,515
Globe Life, Inc.	275,508	29,093,645
Hanover Insurance Group, Inc.	110,681	16,417,313
Hartford Financial Services Group, Inc.	907,654	100,241,308
Kemper Corp.	187,861	11,698,104
Kinsale Capital Group, Inc.	68,304	29,241,625
Lincoln National Corp.	527,640	18,335,490
Loews Corp.	555,467	43,859,674
Markel Group, Inc. (a)	39,826	61,412,090
Old Republic International Corp.	770,913	26,927,991
Primerica, Inc.	107,173	29,666,558
Principal Financial Group, Inc.	712,694	58,725,986
Prudential Financial, Inc.	1,115,109	136,578,550
Reinsurance Group of America, Inc.	203,730	43,003,328
RenaissanceRe Holdings Ltd.	159,120	41,753,088
RLI Corp.	128,472	20,037,778
Ryan Specialty Group Holdings, Inc. Class A	317,348	20,903,713
Unum Group	572,937	36,771,097
W.R. Berkley Corp.	911,478	52,109,197
White Mountains Insurance Group Ltd.	7,736	13,902,675
Willis Towers Watson PLC	317,070	95,815,383
		1,883,756,755
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	2,290,798	21,327,329
Annaly Capital Management, Inc.	1,552,096	29,505,345
Rithm Capital Corp.	1,590,113	16,839,297
Starwood Property Trust, Inc.	975,520	19,256,765
		86,928,736
TOTAL FINANCIALS		5,884,614,339
HEALTH CARE - 9.7%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	392,177	104,550,466
Apellis Pharmaceuticals, Inc. (a)	205,539	5,602,993
Biogen, Inc. (a)	455,931	79,331,994
BioMarin Pharmaceutical, Inc. (a)	591,462	38,971,431
Exact Sciences Corp. (a)	573,390	39,523,773
Exelixis, Inc. (a)	887,806	29,475,159
Grail, Inc. (b)	114,087	1,548,161
Incyte Corp. (a)	493,509	36,578,887
Ionis Pharmaceuticals, Inc. (a)	509,567	19,562,277
Natera, Inc. (a)	351,044	42,462,282
Neurocrine Biosciences, Inc. (a)	312,216	37,550,218
Repligen Corp. (a)	178,390	23,952,425
Roivant Sciences Ltd. (a)	1,319,387	15,238,920
Sarepta Therapeutics, Inc. (a)	281,698	35,493,948
Ultragenyx Pharmaceutical, Inc. (a)	294,487	15,015,892
United Therapeutics Corp. (a)	135,452	50,654,984
Viking Therapeutics, Inc. (a)	326,184	23,661,387
		599,175,197
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	235,402	48,264,472
Baxter International, Inc.	1,594,441	56,921,544
Dentsply Sirona, Inc.	468,828	10,862,745
DexCom, Inc. (a)	1,251,564	88,210,231
Enovis Corp. (a)	200,193	8,261,965
Envista Holdings Corp. (a)	619,542	12,991,796
GE Healthcare Technologies, Inc.	1,369,400	119,617,090
Globus Medical, Inc. Class A (a)	347,244	25,536,324
Hologic, Inc. (a)	709,327	57,363,274
IDEXX Laboratories, Inc. (a)	256,046	104,190,238
Inspire Medical Systems, Inc. (a)	92,148	17,972,546
Insulet Corp. (a)	217,862	50,441,589
Masimo Corp. (a)	133,467	19,220,583
Penumbra, Inc. (a)	117,338	26,855,148
QuidelOrtho Corp. (a)	96,114	3,657,138
ResMed, Inc.	451,092	109,376,277
Solventum Corp.	431,549	31,321,826
STERIS PLC	305,775	67,836,184
Teleflex, Inc.	146,073	29,369,437
The Cooper Companies, Inc. (a)	605,512	63,384,996
Zimmer Biomet Holdings, Inc.	634,478	67,838,388
		1,019,493,791
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	294,186	12,558,800
Amedisys, Inc. (a)	99,391	9,402,389
Cardinal Health, Inc.	755,572	81,994,673
Cencora, Inc.	515,243	117,516,623
Centene Corp. (a)	1,631,670	101,587,774
Chemed Corp.	46,039	24,872,109
DaVita, Inc. (a)	156,391	21,865,026
Encompass Health Corp.	306,939	30,528,153
Henry Schein, Inc. (a)	398,865	28,012,289
Humana, Inc.	375,706	96,868,278
Labcorp Holdings, Inc.	260,774	59,526,881
Molina Healthcare, Inc. (a)	180,412	57,951,943
Premier, Inc. Class A	369,331	7,442,020
Quest Diagnostics, Inc.	344,374	53,319,426
R1 RCM, Inc. (a)	487,206	6,947,558
Tenet Healthcare Corp. (a)	294,976	45,727,180
Universal Health Services, Inc. Class B	179,562	36,686,312
		792,807,434
Health Care Technology - 0.3%
Certara, Inc. (a)	225,727	2,302,415
Doximity, Inc. Class A (a)	383,468	16,005,954
Veeva Systems, Inc. Class A (a)	459,752	96,010,010
		114,318,379
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. Class A (a)	383,844	6,153,019
Agilent Technologies, Inc.	908,738	118,417,649
Avantor, Inc. (a)	2,103,796	47,061,917
Azenta, Inc. (a)	115,106	4,729,706
Bio-Rad Laboratories, Inc. Class A (a)	62,079	22,236,077
Bio-Techne Corp.	481,767	35,530,316
Bruker Corp.	343,846	19,465,122
Charles River Laboratories International, Inc. (a)	158,423	28,291,179
Fortrea Holdings, Inc. (a)	320,077	5,383,695
Illumina, Inc. (a)	496,747	71,601,113
IQVIA Holdings, Inc. (a)	559,193	115,093,103
Medpace Holdings, Inc. (a)	78,842	24,773,733
Mettler-Toledo International, Inc. (a)	65,469	84,569,581
QIAGEN NV	693,275	29,186,878
Revvity, Inc.	381,615	45,255,723
Sotera Health Co. (a)	480,653	7,531,833
Waters Corp. (a)	182,849	59,080,340
West Pharmaceutical Services, Inc.	225,750	69,515,198
		793,876,182
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	561,339	32,894,465
Elanco Animal Health, Inc. (a)	1,233,635	15,593,146
Intra-Cellular Therapies, Inc. (a)	323,172	27,388,827
Jazz Pharmaceuticals PLC (a)	195,066	21,463,112
Organon & Co.	817,084	15,344,838
Perrigo Co. PLC	299,146	7,667,112
Royalty Pharma PLC Class A	1,213,869	32,774,463
Viatris, Inc.	3,735,138	43,327,601
		196,453,564
TOTAL HEALTH CARE		3,516,124,547
INDUSTRIALS - 17.6%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	222,730	94,326,155
BWX Technologies, Inc.	282,766	34,426,761
Curtiss-Wright Corp.	118,311	40,812,563
HEICO Corp.	133,809	32,776,515
HEICO Corp. Class A	255,694	49,095,805
Hexcel Corp.	256,862	15,075,231
Howmet Aerospace, Inc.	1,257,029	125,350,932
Huntington Ingalls Industries, Inc.	122,484	22,654,641
L3Harris Technologies, Inc.	587,502	145,389,120
Loar Holdings, Inc. (b)	32,869	2,832,650
Spirit AeroSystems Holdings, Inc. Class A (a)	372,110	12,045,201
Textron, Inc.	579,679	46,617,785
Woodward, Inc.	186,446	30,593,924
		651,997,283
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	360,183	37,113,256
Expeditors International of Washington, Inc.	437,881	52,107,839
GXO Logistics, Inc. (a)	378,677	22,648,671
		111,869,766
Building Products - 1.5%
A.O. Smith Corp.	372,768	27,994,877
AAON, Inc.	211,807	24,192,596
Advanced Drain Systems, Inc.	217,436	32,589,308
Allegion PLC	271,270	37,877,430
Armstrong World Industries, Inc.	134,745	18,803,665
Builders FirstSource, Inc. (a)	372,244	63,802,622
Carlisle Companies, Inc.	142,782	60,286,844
Fortune Brands Innovations, Inc.	381,911	31,824,644
Hayward Holdings, Inc. (a)	443,146	7,205,554
Lennox International, Inc.	99,422	59,908,715
Masco Corp.	682,599	54,546,486
Owens Corning	267,590	47,307,236
Simpson Manufacturing Co. Ltd.	131,444	23,632,317
The AZEK Co., Inc. Class A, (a)	445,246	19,590,824
Trex Co., Inc. (a)	340,923	24,154,395
		533,717,513
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	157,933	36,523,586
MSA Safety, Inc.	114,779	19,047,575
RB Global, Inc.	567,937	48,126,981
Rollins, Inc.	866,749	40,858,548
Stericycle, Inc. (a)	285,882	17,573,167
Tetra Tech, Inc.	826,493	40,398,978
Veralto Corp.	766,120	78,289,803
Vestis Corp.	438,840	5,933,117
		286,751,755
Construction & Engineering - 1.1%
AECOM	420,981	44,960,771
API Group Corp. (a)	705,379	24,081,639
Comfort Systems U.S.A., Inc.	109,007	42,626,097
EMCOR Group, Inc.	144,202	64,324,186
MasTec, Inc. (a)	194,324	23,880,476
MDU Resources Group, Inc.	629,917	18,173,105
Quanta Services, Inc.	450,597	135,913,573
Valmont Industries, Inc.	61,728	19,239,383
Willscot Holdings Corp. (a)	572,790	18,982,261
		392,181,491
Electrical Equipment - 1.6%
Acuity Brands, Inc.	95,499	28,715,594
AMETEK, Inc.	716,194	131,307,008
Generac Holdings, Inc. (a)	182,607	30,230,589
Hubbell, Inc.	166,088	70,924,559
nVent Electric PLC	512,477	38,215,410
Regal Rexnord Corp.	205,945	34,298,080
Rockwell Automation, Inc.	355,576	94,835,675
Sensata Technologies PLC	463,450	15,914,873
Vertiv Holdings Co.	1,110,586	121,375,944
		565,817,732
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	58,947	4,892,601
J.B. Hunt Transport Services, Inc.	254,350	45,940,697
Knight-Swift Transportation Holdings, Inc.	496,736	25,870,011
Landstar System, Inc.	110,316	19,390,243
Lyft, Inc. (a)	1,150,226	14,918,431
Old Dominion Freight Lines, Inc.	609,429	122,690,246
Ryder System, Inc.	131,958	19,302,816
Saia, Inc. (a)	82,456	40,288,826
Schneider National, Inc. Class B	145,940	4,127,183
U-Haul Holding Co. (a)(b)	26,943	1,975,730
U-Haul Holding Co. Class N	307,713	21,004,489
XPO, Inc. (a)	355,739	46,434,612
		366,835,885
Machinery - 3.8%
AGCO Corp.	194,129	19,381,839
Allison Transmission Holdings, Inc.	271,074	28,966,968
CNH Industrial NV Class A	2,722,424	30,572,822
Crane Co.	151,677	23,855,759
Cummins, Inc.	423,850	139,438,173
Donaldson Co., Inc.	372,411	27,245,589
Dover Corp.	425,372	80,535,681
ESAB Corp.	175,375	21,578,140
Flowserve Corp.	407,259	21,438,114
Fortive Corp.	1,091,562	77,970,274
Gates Industrial Corp. PLC (a)	636,143	12,309,367
Graco, Inc.	518,791	42,255,527
IDEX Corp.	234,965	50,432,888
Ingersoll Rand, Inc.	1,251,988	120,190,848
ITT, Inc.	255,537	35,805,844
Lincoln Electric Holdings, Inc.	171,224	32,970,893
Middleby Corp. (a)	165,400	21,452,380
Nordson Corp.	175,994	43,627,153
Oshkosh Corp.	202,405	20,693,887
Otis Worldwide Corp.	1,253,302	123,074,256
Pentair PLC	512,092	50,758,559
RBC Bearings, Inc. (a)	88,149	24,712,572
Snap-On, Inc.	160,475	52,977,612
Stanley Black & Decker, Inc.	437,627	40,673,053
Timken Co.	200,525	16,643,575
Toro Co.	323,995	26,075,118
Westinghouse Air Brake Tech Co.	542,646	102,006,595
Xylem, Inc.	749,620	91,288,724
		1,378,932,210
Marine Transportation - 0.0%
Kirby Corp. (a)	179,908	20,646,242
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	393,081	18,832,511
American Airlines Group, Inc. (a)(b)	2,077,556	27,839,250
Delta Air Lines, Inc.	1,998,480	114,353,026
Southwest Airlines Co. (b)	1,857,551	56,803,910
United Airlines Holdings, Inc. (a)	1,015,587	79,479,839
		297,308,536
Professional Services - 2.9%
Amentum Holdings, Inc.	387,008	11,509,618
Booz Allen Hamilton Holding Corp. Class A	397,174	72,150,629
Broadridge Financial Solutions, Inc.	363,234	76,591,521
CACI International, Inc. (a)	68,460	37,828,258
Clarivate PLC (a)(b)	1,374,979	9,074,861
Concentrix Corp.	101,892	4,331,429
Dayforce, Inc. (a)(b)	473,029	33,561,408
Dun & Bradstreet Holdings, Inc.	937,979	11,152,570
Equifax, Inc.	381,111	101,002,037
FTI Consulting, Inc. (a)	109,073	21,277,961
Genpact Ltd.	545,069	20,805,284
Jacobs Solutions, Inc.	386,685	54,360,177
KBR, Inc.	412,780	27,660,388
Leidos Holdings, Inc.	418,181	76,594,032
ManpowerGroup, Inc.	157,990	9,929,672
Parsons Corp. (a)	141,886	15,346,390
Paychex, Inc.	997,705	139,010,238
Paycom Software, Inc.	159,091	33,254,792
Paycor HCM, Inc. (a)	260,063	3,924,351
Paylocity Holding Corp. (a)	136,058	25,112,225
Robert Half, Inc.	317,748	21,641,816
Science Applications International Corp.	158,474	22,866,213
SS&C Technologies Holdings, Inc.	666,593	46,614,848
TransUnion	601,903	60,972,774
Verisk Analytics, Inc.	441,864	121,388,878
		1,057,962,370
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	323,673	14,354,898
Core & Main, Inc. Class A (a)	595,281	26,359,043
Fastenal Co.	1,775,783	138,830,715
Ferguson Enterprises, Inc.	627,591	123,472,253
MSC Industrial Direct Co., Inc. Class A	144,471	11,423,322
SiteOne Landscape Supply, Inc. (a)	139,958	19,557,731
United Rentals, Inc.	206,122	167,535,962
W.W. Grainger, Inc.	134,999	149,744,941
Watsco, Inc.	107,260	50,735,053
WESCO International, Inc.	135,952	26,098,705
		728,112,623
TOTAL INDUSTRIALS		6,392,133,406
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Ciena Corp. (a)	446,416	28,351,880
F5, Inc. (a)	181,171	42,372,273
Juniper Networks, Inc.	1,010,181	39,296,041
Lumentum Holdings, Inc. (a)	214,457	13,697,369
Ubiquiti, Inc.	12,917	3,431,918
		127,149,481
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	164,745	19,550,289
Avnet, Inc.	278,634	15,104,749
CDW Corp.	416,805	78,455,205
Cognex Corp.	442,750	17,811,833
Coherent Corp. (a)	410,009	37,901,232
Corning, Inc.	2,377,743	113,156,789
Crane NXT Co.	154,318	8,374,838
IPG Photonics Corp. (a)	94,548	7,654,606
Jabil, Inc.	343,947	42,336,436
Keysight Technologies, Inc. (a)	540,609	80,556,147
Littelfuse, Inc.	77,267	18,901,826
TD SYNNEX Corp.	233,835	26,972,867
Teledyne Technologies, Inc. (a)	143,599	65,383,497
Trimble, Inc. (a)	755,393	45,701,277
Vontier Corp.	479,244	17,770,368
Zebra Technologies Corp. Class A (a)	158,644	60,597,249
		656,229,208
IT Services - 2.0%
Akamai Technologies, Inc. (a)	467,073	47,211,739
Amdocs Ltd.	355,245	31,170,973
Cloudflare, Inc. Class A (a)	930,801	81,640,556
Cognizant Technology Solutions Corp. Class A	1,544,226	115,183,817
DXC Technology Co. (a)	564,734	11,215,617
EPAM Systems, Inc. (a)	172,313	32,506,847
Gartner, Inc. (a)	233,812	117,490,530
Globant SA (a)(b)	131,179	27,533,160
GoDaddy, Inc. Class A (a)	438,559	73,151,641
Kyndryl Holdings, Inc. (a)	705,532	16,149,627
MongoDB, Inc. Class A (a)	220,912	59,734,605
Okta, Inc. Class A (a)	500,867	36,007,329
Twilio, Inc. Class A (a)	531,952	42,901,929
VeriSign, Inc. (a)	262,241	46,374,698
		738,273,068
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems LLC (a)	397,922	8,292,694
Amkor Technology, Inc.	350,014	8,907,856
Astera Labs, Inc. (a)	69,199	4,855,002
Cirrus Logic, Inc. (a)	166,750	18,312,485
Enphase Energy, Inc. (a)	408,707	33,939,029
Entegris, Inc.	467,156	48,915,905
First Solar, Inc. (a)	330,781	64,330,289
GlobalFoundries, Inc. (a)	305,204	11,139,946
Lattice Semiconductor Corp. (a)	426,156	21,589,063
MACOM Technology Solutions Holdings, Inc. (a)	173,013	19,446,661
Microchip Technology, Inc.	1,645,144	120,704,215
MKS Instruments, Inc.	207,445	20,605,512
Monolithic Power Systems, Inc.	145,693	110,624,695
ON Semiconductor Corp. (a)	1,333,196	93,976,986
Onto Innovation, Inc. (a)	151,894	30,125,137
Qorvo, Inc. (a)	293,557	20,918,872
Skyworks Solutions, Inc.	498,209	43,633,144
Teradyne, Inc.	484,549	51,463,949
Universal Display Corp.	144,677	26,088,157
Wolfspeed, Inc. (a)(b)	421,004	5,603,563
		763,473,160
Software - 5.1%
ANSYS, Inc. (a)	270,635	86,714,160
AppFolio, Inc. Class A, (a)	70,314	14,616,171
AppLovin Corp. Class A, (a)	813,611	137,817,567
Aspen Technology, Inc. (a)	83,452	19,588,688
Bentley Systems, Inc. Class B	434,832	20,984,992
Bill Holdings, Inc. (a)	324,863	18,959,005
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,402,342	14,598,380
Confluent, Inc. Class A (a)	784,869	20,540,022
Datadog, Inc. Class A (a)	927,307	116,321,390
DocuSign, Inc. (a)	630,173	43,721,403
Dolby Laboratories, Inc. Class A	181,413	13,225,008
DoubleVerify Holdings, Inc. (a)	273,766	4,667,710
Dropbox, Inc. Class A (a)	747,615	19,325,848
Dynatrace, Inc. (a)	914,614	49,206,233
Elastic NV (a)	254,876	20,448,701
Fair Isaac Corp. (a)	73,594	146,680,937
Five9, Inc. (a)	105,204	3,106,674
Gen Digital, Inc.	1,686,208	49,085,515
GitLab, Inc. Class A (a)	373,662	20,084,333
Guidewire Software, Inc. (a)	253,860	47,283,964
HashiCorp, Inc. Class A (a)	437,513	14,814,190
HubSpot, Inc. (a)	151,713	84,168,855
Informatica, Inc. Class A (a)	200,634	5,477,308
Manhattan Associates, Inc. (a)	189,973	50,031,289
MicroStrategy, Inc. Class A (a)(b)	486,046	118,838,247
nCino, Inc. (a)	262,365	9,786,215
Nutanix, Inc. Class A (a)	753,235	46,775,894
Palantir Technologies, Inc. Class A (a)	6,241,806	259,409,459
Pegasystems, Inc.	138,259	10,983,295
Procore Technologies, Inc. (a)	335,043	21,995,573
PTC, Inc. (a)	367,212	68,055,400
RingCentral, Inc. Class A (a)	254,818	9,175,996
SentinelOne, Inc. Class A (a)(b)	861,965	22,230,077
Smartsheet, Inc. Class A (a)	414,883	23,407,699
Teradata Corp. (a)	308,651	9,947,822
Tyler Technologies, Inc. (a)	131,502	79,636,296
UiPath, Inc. Class A (a)	1,461,289	18,061,532
Unity Software, Inc. (a)(b)	978,080	19,639,846
Zoom Video Communications, Inc. Class A (a)	818,069	61,142,477
Zscaler, Inc. (a)	285,521	51,619,342
		1,852,173,513
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	4,025,603	78,459,002
HP, Inc.	3,034,095	107,771,054
NetApp, Inc.	639,138	73,699,003
Pure Storage, Inc. Class A (a)	952,116	47,653,406
Super Micro Computer, Inc. (a)(b)	1,539,775	44,822,850
Western Digital Corp. (a)	1,012,264	66,110,962
		418,516,277
TOTAL INFORMATION TECHNOLOGY		4,555,814,707
MATERIALS - 5.9%
Chemicals - 2.7%
Albemarle Corp. (b)	330,489	31,307,223
Ashland, Inc.	155,549	13,154,779
Axalta Coating Systems Ltd. (a)	683,383	25,913,883
Celanese Corp.	340,096	42,841,893
CF Industries Holdings, Inc.	565,505	46,501,476
Corteva, Inc.	2,170,071	132,200,725
Dow, Inc.	2,183,606	107,826,464
DuPont de Nemours, Inc.	1,297,361	107,667,989
Eastman Chemical Co.	362,725	38,118,770
Element Solutions, Inc.	694,464	18,819,974
FMC Corp.	386,196	25,098,878
Huntsman Corp.	560,770	12,336,940
International Flavors & Fragrances, Inc.	793,305	78,878,316
LyondellBasell Industries NV Class A	807,642	70,143,708
NewMarket Corp.	20,861	10,951,399
Olin Corp.	375,252	15,396,590
PPG Industries, Inc.	725,051	90,276,100
RPM International, Inc.	394,259	50,114,261
The Chemours Co. LLC	507,459	9,215,455
The Mosaic Co.	1,020,475	27,307,911
The Scotts Miracle-Gro Co.	134,126	11,666,279
Westlake Corp.	104,067	13,730,600
		979,469,613
Construction Materials - 0.7%
Eagle Materials, Inc.	103,182	29,454,334
Martin Marietta Materials, Inc.	190,169	112,644,705
Vulcan Materials Co.	410,501	112,448,539
		254,547,578
Containers & Packaging - 1.5%
Amcor PLC	4,462,208	49,664,375
Aptargroup, Inc.	204,733	34,376,718
Avery Dennison Corp.	248,557	51,458,756
Ball Corp.	952,209	56,418,383
Berry Global Group, Inc.	355,345	25,034,055
Crown Holdings, Inc.	362,742	33,934,514
Graphic Packaging Holding Co.	921,462	26,040,516
International Paper Co.	1,074,759	59,692,115
Packaging Corp. of America	274,980	62,953,921
Sealed Air Corp.	475,752	17,212,707
Silgan Holdings, Inc.	257,236	13,309,391
Smurfit Westrock PLC	1,617,609	83,306,864
Sonoco Products Co.	304,548	15,994,861
		529,397,176
Metals & Mining - 1.0%
Alcoa Corp.	787,024	31,551,792
ATI, Inc. (a)	382,689	20,171,537
Cleveland-Cliffs, Inc. (a)	1,469,406	19,072,890
MP Materials Corp. (a)(b)	430,273	7,740,611
Nucor Corp.	743,616	105,474,493
Reliance, Inc.	177,119	50,716,254
Royal Gold, Inc.	203,682	29,749,793
Steel Dynamics, Inc.	461,009	60,161,675
United States Steel Corp.	691,303	26,857,122
		351,496,167
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	199,787	19,758,934
TOTAL MATERIALS		2,134,669,468
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Agree Realty Corp.	307,294	22,816,580
Alexandria Real Estate Equities, Inc.	504,451	56,271,509
American Homes 4 Rent Class A	1,047,847	36,926,128
Americold Realty Trust	931,789	23,928,342
AvalonBay Communities, Inc.	440,039	97,517,043
Brixmor Property Group, Inc.	935,555	25,213,207
BXP, Inc.	444,526	35,811,015
Camden Property Trust (SBI)	320,931	37,160,600
Cousins Properties, Inc.	500,326	15,324,985
Crown Castle, Inc.	1,361,664	146,365,263
CubeSmart	704,959	33,725,239
Digital Realty Trust, Inc.	1,003,850	178,916,186
EastGroup Properties, Inc.	156,521	26,808,917
EPR Properties	270,836	12,287,829
Equity Lifestyle Properties, Inc.	582,870	40,870,844
Equity Residential (SBI)	1,171,703	82,452,740
Essex Property Trust, Inc.	198,050	56,218,473
Extra Space Storage, Inc.	650,916	106,294,583
Federal Realty Investment Trust (SBI)	258,068	28,604,257
First Industrial Realty Trust, Inc.	420,231	22,057,925
Gaming & Leisure Properties	808,069	40,556,983
Healthcare Realty Trust, Inc.	976,920	16,783,486
Healthpeak Properties, Inc.	2,199,205	49,372,152
Highwoods Properties, Inc. (SBI)	337,439	11,317,704
Host Hotels & Resorts, Inc.	2,229,990	38,445,028
Invitation Homes, Inc.	1,928,747	60,581,943
Iron Mountain, Inc.	903,162	111,748,234
Kilroy Realty Corp.	273,597	11,004,071
Kimco Realty Corp.	2,077,861	49,286,863
Lamar Advertising Co. Class A	270,076	35,650,032
Lineage, Inc. (b)	191,238	14,159,262
Medical Properties Trust, Inc. (b)	1,243,947	5,759,475
Mid-America Apartment Communities, Inc.	360,192	54,511,457
National Storage Affiliates Trust	235,027	9,906,388
NNN (REIT), Inc.	562,356	24,428,745
Omega Healthcare Investors, Inc.	765,474	32,509,681
Park Hotels & Resorts, Inc.	382,972	5,319,481
Rayonier, Inc.	475,323	14,844,337
Realty Income Corp.	2,704,111	160,543,070
Regency Centers Corp.	573,442	40,966,696
Rexford Industrial Realty, Inc.	585,433	25,109,221
SBA Communications Corp. Class A	338,072	77,577,382
Simon Property Group, Inc.	1,003,739	169,752,340
STAG Industrial, Inc.	599,457	22,347,757
Sun Communities, Inc.	389,337	51,657,233
UDR, Inc.	1,018,225	42,958,913
Ventas, Inc.	1,251,117	81,935,652
VICI Properties, Inc.	3,234,341	102,722,670
Vornado Realty Trust	552,154	22,864,697
Weyerhaeuser Co.	2,298,499	71,621,229
WP Carey, Inc.	672,086	37,448,632
		2,579,262,479
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	948,924	124,280,576
CoStar Group, Inc. (a)	1,263,298	91,955,461
Howard Hughes Holdings, Inc. (a)	113,352	8,619,286
Jones Lang LaSalle, Inc. (a)	146,591	39,720,297
Seaport Entertainment Group, Inc. (b)	31,815	863,777
Zillow Group, Inc.:
Class A (a)	174,185	10,111,439
Class C (a)	476,950	28,659,926
		304,210,762
TOTAL REAL ESTATE		2,883,473,241
UTILITIES - 5.7%
Electric Utilities - 2.8%
Alliant Energy Corp.	794,782	47,686,920
Avangrid, Inc.	219,989	7,855,807
Edison International	1,180,115	97,241,476
Entergy Corp.	661,301	102,356,169
Evergy, Inc.	690,905	41,758,298
Eversource Energy	1,098,513	72,337,081
Exelon Corp.	3,104,336	122,000,405
FirstEnergy Corp.	1,785,969	74,707,083
IDACORP, Inc.	156,917	16,237,771
NRG Energy, Inc.	643,968	58,214,707
OGE Energy Corp.	619,981	24,793,040
PG&E Corp.	6,631,804	134,095,077
Pinnacle West Capital Corp.	352,246	30,930,721
PPL Corp.	2,290,949	74,593,299
Xcel Energy, Inc.	1,725,597	115,287,136
		1,020,094,990
Gas Utilities - 0.3%
Atmos Energy Corp.	466,612	64,756,413
National Fuel Gas Co.	288,319	17,451,949
UGI Corp.	501,113	11,981,612
		94,189,974
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp. (b)	431,930	13,208,419
Clearway Energy, Inc.:
Class A	132,119	3,519,650
Class C	251,514	7,137,967
The AES Corp.	2,264,699	37,344,887
Vistra Corp.	1,068,704	133,545,252
		194,756,175
Multi-Utilities - 1.8%
Ameren Corp.	825,357	71,896,848
CenterPoint Energy, Inc.	1,975,259	58,329,398
CMS Energy Corp.	923,205	64,264,300
Consolidated Edison, Inc.	1,074,398	109,244,789
DTE Energy Co.	641,302	79,662,534
NiSource, Inc.	1,391,120	48,911,779
Public Service Enterprise Group, Inc.	1,547,007	138,317,896
WEC Energy Group, Inc.	981,253	93,739,099
		664,366,643
Water Utilities - 0.3%
American Water Works Co., Inc.	612,604	84,606,738
Essential Utilities, Inc.	790,060	30,496,316
		115,103,054
TOTAL UTILITIES		2,088,510,836
TOTAL COMMON STOCKS (Cost $27,343,637,774)		36,245,485,432

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $5,204,456)	5,219,000	5,205,627

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	66,204,606	66,217,847
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	391,183,696	391,222,815
TOTAL MONEY MARKET FUNDS (Cost $457,436,745)		457,440,662

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $27,806,278,975)	36,708,131,721
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(368,615,218)
NET ASSETS - 100.0%	36,339,516,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	319	Dec 2024	99,323,840	1,281,628	1,281,628

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,205,627.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	115,755,141	1,491,981,437	1,541,514,821	2,175,714	(3,911)	1	66,217,847	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	399,402,174	1,399,486,138	1,407,665,497	3,067,303	-	-	391,222,815	1.6%
Total	515,157,315	2,891,467,575	2,949,180,318	5,243,017	(3,911)	1	457,440,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,286,897,807	1,286,897,807	-	-
Consumer Discretionary	3,833,755,971	3,833,755,971	-	-
Consumer Staples	1,769,965,696	1,769,965,696	-	-
Energy	1,899,525,414	1,899,525,414	-	-
Financials	5,884,614,339	5,884,614,339	-	-
Health Care	3,516,124,547	3,516,124,547	-	-
Industrials	6,392,133,406	6,392,133,406	-	-
Information Technology	4,555,814,707	4,555,814,707	-	-
Materials	2,134,669,468	2,134,669,468	-	-
Real Estate	2,883,473,241	2,883,473,241	-	-
Utilities	2,088,510,836	2,088,510,836	-	-

U.S. Government and Government Agency Obligations	5,205,627	-	5,205,627	-

Money Market Funds	457,440,662	457,440,662	-	-
Total Investments in Securities:	36,708,131,721	36,702,926,094	5,205,627	-
Derivative Instruments: Assets
Futures Contracts	1,281,628	1,281,628	-	-
Total Assets	1,281,628	1,281,628	-	-
Total Derivative Instruments:	1,281,628	1,281,628	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,281,628	0
Total Equity Risk	1,281,628	0
Total Value of Derivatives	1,281,628	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $372,314,414) - See accompanying schedule:
Unaffiliated issuers (cost $27,348,842,230)	$36,250,691,059
Fidelity Central Funds (cost $457,436,745)	457,440,662

Total Investment in Securities (cost $27,806,278,975)		$36,708,131,721
Segregated cash with brokers for derivative instruments		330,858
Receivable for investments sold		16,552,650
Receivable for fund shares sold		31,528,198
Dividends receivable		13,069,672
Distributions receivable from Fidelity Central Funds		584,284
Other receivables		477,380
Total assets		36,770,674,763
Liabilities
Payable for investments purchased	$5,842,657
Payable for fund shares redeemed	31,912,275
Accrued management fee	763,065
Payable for daily variation margin on futures contracts	1,245,113
Other payables and accrued expenses	186,262
Collateral on securities loaned	391,208,888
Total liabilities		431,158,260
Net Assets		$36,339,516,503
Net Assets consist of:
Paid in capital		$26,614,285,189
Total accumulated earnings (loss)		9,725,231,314
Net Assets		$36,339,516,503
Net Asset Value, offering price and redemption price per share ($36,339,516,503 ÷ 1,064,476,396 shares)		$34.14
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$275,746,744
Interest		183,342
Income from Fidelity Central Funds (including $3,067,303 from security lending)		5,243,017
Total income		281,173,103
Expenses
Management fee	$4,350,622
Independent trustees' fees and expenses	38,265
Total expenses before reductions	4,388,887
Expense reductions	(18,173)
Total expenses after reductions		4,370,714
Net Investment income (loss)		276,802,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	773,307,309
Redemptions in-kind	289,430,726
Fidelity Central Funds	(3,911)
Foreign currency transactions	19,087
Futures contracts	1,927,815
Total net realized gain (loss)		1,064,681,026
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,262,794,170
Fidelity Central Funds	1
Futures contracts	2,432,657
Total change in net unrealized appreciation (depreciation)		2,265,226,828
Net gain (loss)		3,329,907,854
Net increase (decrease) in net assets resulting from operations		$3,606,710,243
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276,802,389	$488,442,538
Net realized gain (loss)	1,064,681,026	639,276,128
Change in net unrealized appreciation (depreciation)	2,265,226,828	3,354,358,512
Net increase (decrease) in net assets resulting from operations	3,606,710,243	4,482,077,178
Distributions to shareholders	(13,023,788)	(428,689,183)

Share transactions
Proceeds from sales of shares	4,457,697,255	9,972,651,118
Reinvestment of distributions	12,257,069	400,753,665
Cost of shares redeemed	(5,165,347,749)	(7,506,272,157)

Net increase (decrease) in net assets resulting from share transactions	(695,393,425)	2,867,132,626
Total increase (decrease) in net assets	2,898,293,030	6,920,520,621

Net Assets
Beginning of period	33,441,223,473	26,520,702,852
End of period	$36,339,516,503	$33,441,223,473

Other Information
Shares
Sold	136,792,875	344,911,645
Issued in reinvestment of distributions	389,976	13,816,637
Redeemed	(159,434,201)	(260,581,026)
Net increase (decrease)	(22,251,350)	98,147,256

Financial Highlights
Fidelity® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.77	$26.83	$27.85	$30.70	$19.71	$22.53
Income from Investment Operations
Net investment income (loss) A,B	.26	.48	.46	.38	.34	.40
Net realized and unrealized gain (loss)	3.12	3.88	(.94)	(2.16)	11.28	(2.54)
Total from investment operations	3.38	4.36	(.48)	(1.78)	11.62	(2.14)
Distributions from net investment income	(.01)	(.42)	(.41)	(.35)	(.37)	(.34)
Distributions from net realized gain	-	-	(.12)	(.72)	(.26)	(.34)
Total distributions	(.01)	(.42)	(.54) C	(1.07)	(.63)	(.68)
Net asset value, end of period	$34.14	$30.77	$26.83	$27.85	$30.70	$19.71
Total Return D,E	10.99%	16.34%	(1.65)%	(6.13)%	59.59%	(9.99)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.02% H	.02%	.02%	.03%	.03%	.03%
Net investment income (loss)	1.58% H	1.66%	1.72%	1.24%	1.35%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$36,339,517	$33,441,223	$26,520,703	$24,606,512	$21,954,129	$11,955,404
Portfolio turnover rate I	28 % H,J	8% J	9% J	12% J	14% J	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	105,270	3,419,170
AST SpaceMobile, Inc. Class A, (a)(b)	1,367,524	32,560,746
ATN International, Inc.	108,067	2,265,084
Bandwidth, Inc. Class A, (a)(b)	253,971	4,952,435
Cogent Communications Group, Inc. (b)	449,223	36,059,130
Consolidated Communications Holdings, Inc. (a)	733,728	3,400,829
Globalstar, Inc. (a)	7,440,697	7,812,732
IDT Corp. Class B	157,574	7,394,948
Liberty Latin America Ltd.:
Class A (a)	41,330	404,621
Class C (a)(b)	1,591,934	15,409,921
Lumen Technologies, Inc. (a)	10,328,716	66,000,495
Shenandoah Telecommunications Co.	494,392	6,842,385
		186,522,496
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,453,025	15,158,780
Atlanta Braves Holdings, Inc.:
Class A (a)(b)	102,346	4,304,673
Class C, (a)	513,636	20,293,758
Cinemark Holdings, Inc. (a)	1,124,298	33,447,866
Eventbrite, Inc. (a)	815,992	2,611,174
Golden Matrix Group, Inc. (a)(b)	205,999	517,057
IMAX Corp. (a)	436,038	10,595,723
Lions Gate Entertainment Corp.:
Class A (a)(b)	887,752	7,013,241
Class B (a)	959,145	6,761,972
LiveOne, Inc. (a)	768,519	530,278
Madison Square Garden Entertainment Corp. Class A (a)	399,896	16,679,662
Marcus Corp.	243,035	4,586,070
Playstudios, Inc. Class A (a)	891,664	1,185,913
Reservoir Media, Inc. (a)(b)	196,336	1,635,479
Sphere Entertainment Co. Class A (a)(b)	270,398	11,305,340
Vivid Seats, Inc. Class A (a)(b)	787,131	3,203,623
		139,830,609
Interactive Media & Services - 0.6%
Bumble, Inc. Class A (a)	972,043	6,882,064
CarGurus, Inc. Class A (a)	903,172	28,016,395
Cars.com, Inc. (a)	671,429	10,736,150
EverQuote, Inc. Class A (a)(b)	257,632	4,632,223
fuboTV, Inc. (a)(b)	2,992,015	5,206,106
Getty Images Holdings, Inc. (a)(b)	1,029,646	4,273,031
Grindr, Inc. (a)(b)	251,924	3,370,743
MediaAlpha, Inc. Class A (a)	302,617	5,183,829
Nextdoor Holdings, Inc. Class A (a)	1,788,728	4,328,722
Outbrain, Inc. (a)	384,723	1,650,462
QuinStreet, Inc. (a)	536,937	11,275,677
Shutterstock, Inc. (b)	255,409	8,196,075
System1, Inc. (a)(b)	240,394	235,586
TrueCar, Inc. (a)	881,387	3,446,223
Vimeo, Inc. Class A (a)	1,515,674	7,229,765
Webtoon Entertainment, Inc.	153,529	1,596,702
Yelp, Inc. Class A (a)	667,992	22,805,247
Ziff Davis, Inc. (a)	463,792	21,459,656
ZipRecruiter, Inc. (a)	723,340	6,705,362
		157,230,018
Media - 0.8%
Advantage Solutions, Inc. Class A (a)(b)	1,092,546	3,343,191
AMC Networks, Inc. Class A (a)(b)	321,038	2,600,408
Boston Omaha Corp. (a)	249,598	3,684,066
Cable One, Inc. (b)	57,466	19,628,087
Cardlytics, Inc. (a)(b)	412,439	1,777,612
Clear Channel Outdoor Holdings, Inc. (a)	3,598,471	5,289,752
E.W. Scripps Co. Class A (a)(b)	608,626	2,041,940
EchoStar Corp. Class A (a)	1,242,232	31,130,334
Emerald Holding, Inc.	155,428	612,386
Entravision Communication Corp. Class A	642,357	1,490,268
Gambling.com Group Ltd. (a)(b)	178,828	1,722,114
Gannett Co., Inc. (a)(b)	1,452,444	6,811,962
Gray Television, Inc.	865,853	4,944,021
Ibotta, Inc. (b)	77,913	5,710,244
iHeartMedia, Inc. (a)(b)	1,054,080	2,087,078
Innovid Corp. (a)	1,096,038	2,093,433
Integral Ad Science Holding Corp. (a)	740,544	8,768,041
John Wiley & Sons, Inc. Class A	369,091	18,196,186
Magnite, Inc. (a)	1,289,030	16,087,094
National CineMedia, Inc. (a)	728,879	5,240,640
PubMatic, Inc. Class A (a)	426,534	6,272,182
Scholastic Corp.	236,778	5,879,198
Sinclair, Inc. Class A (b)	326,778	5,643,456
Stagwell, Inc. (a)(b)	880,837	5,469,998
TechTarget, Inc. (a)	263,714	7,633,202
TEGNA, Inc.	1,728,315	28,396,215
Thryv Holdings, Inc. (a)(b)	322,835	4,642,367
Townsquare Media, Inc.	134,123	1,314,405
WideOpenWest, Inc. (a)	501,496	2,502,465
		211,012,345
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	653,281	4,278,991
Spok Holdings, Inc.	194,617	3,030,187
Telephone & Data Systems, Inc.	1,006,678	29,948,671
		37,257,849
TOTAL COMMUNICATION SERVICES		731,853,317
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 1.1%
Adient PLC (a)	908,250	17,738,123
American Axle & Manufacturing Holdings, Inc. (a)	1,156,310	6,533,152
Cooper-Standard Holding, Inc. (a)(b)	171,381	2,150,832
Dana, Inc.	1,327,514	10,182,032
Dorman Products, Inc. (a)	267,660	30,521,270
Fox Factory Holding Corp. (a)	431,054	15,513,633
Gentherm, Inc. (a)	320,686	13,452,778
Holley, Inc. (a)(b)	459,979	1,191,346
LCI Industries	253,152	28,170,755
Luminar Technologies, Inc. Class A (a)(b)	3,421,530	2,653,054
Modine Manufacturing Co. (a)	527,893	62,169,959
Patrick Industries, Inc.	220,777	27,813,486
Phinia, Inc.	443,244	20,646,306
Solid Power, Inc. (a)(b)	1,565,097	1,846,814
Standard Motor Products, Inc.	210,373	6,771,907
Stoneridge, Inc. (a)	273,556	1,912,156
The Goodyear Tire & Rubber Co. (a)	2,897,399	23,208,166
Visteon Corp. (a)	277,791	25,070,638
XPEL, Inc. (a)(b)	257,497	9,931,659
		307,478,066
Automobiles - 0.1%
Canoo, Inc. (a)(b)	658,665	498,609
LiveWire Group, Inc. (a)(b)	189,208	1,118,219
Winnebago Industries, Inc. (b)	290,317	16,269,365
		17,886,193
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	258,538	1,078,103
Groupon, Inc. (a)(b)	236,637	2,427,896
Qurate Retail, Inc. Class B (a)	12,290	38,222
Savers Value Village, Inc. (a)(b)	239,266	2,447,691
		5,991,912
Distributors - 0.1%
A-Mark Precious Metals, Inc.	178,685	6,941,912
GigaCloud Technology, Inc. Class A (a)(b)	240,052	5,465,984
Weyco Group, Inc.	63,267	2,129,567
		14,537,463
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	382,851	30,980,303
American Public Education, Inc. (a)	160,757	2,438,684
Carriage Services, Inc.	139,672	5,222,336
Chegg, Inc. (a)	993,854	1,590,166
Coursera, Inc. (a)	1,402,530	9,747,584
European Wax Center, Inc. Class A (a)	342,701	2,464,020
Frontdoor, Inc. (a)	800,700	39,786,783
Graham Holdings Co. Class B	33,262	28,049,845
Laureate Education, Inc.	1,371,247	23,558,023
Lincoln Educational Services Corp. (a)	264,598	3,513,861
Mister Car Wash, Inc. (a)(b)	960,096	7,210,321
Nerdy, Inc. Class A (a)(b)	759,645	686,719
OneSpaWorld Holdings Ltd.	1,031,660	18,064,367
Perdoceo Education Corp.	670,334	14,981,965
Strategic Education, Inc.	227,089	19,747,659
Stride, Inc. (a)(b)	434,759	40,554,320
Udemy, Inc. (a)	978,759	7,673,471
Universal Technical Institute, Inc. (a)	404,939	6,738,185
		263,008,612
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. Class A (a)	529,809	5,849,091
Bally's Corp. (a)(b)	242,630	4,233,894
Biglari Holdings, Inc. Class B (a)	7,325	1,247,521
BJ's Restaurants, Inc. (a)	194,336	7,207,922
Bloomin' Brands, Inc.	804,832	13,352,163
Brinker International, Inc. (a)	449,740	46,192,795
Cracker Barrel Old Country Store, Inc. (b)	225,947	10,748,299
Dave & Buster's Entertainment, Inc. (a)(b)	328,707	12,139,150
Denny's Corp. (a)	504,605	3,234,518
Despegar.com Corp. (a)(b)	631,967	9,125,603
Dine Brands Global, Inc.	154,726	4,709,859
El Pollo Loco Holdings, Inc. (a)	260,051	3,177,823
Empire Resorts, Inc. (c)	17,230	0
Everi Holdings, Inc. (a)	803,015	10,704,190
First Watch Restaurant Group, Inc. (a)(b)	309,970	5,267,940
Full House Resorts, Inc. (a)(b)	331,866	1,689,198
Global Business Travel Group, Inc. (a)(b)	1,287,431	9,823,099
Golden Entertainment, Inc.	206,471	6,065,086
Hilton Grand Vacations, Inc. (a)	752,878	27,766,141
Inspired Entertainment, Inc. (a)	222,920	2,126,657
International Game Technology PLC	1,161,690	23,605,541
Jack in the Box, Inc. (b)	198,972	9,799,371
Krispy Kreme, Inc.	871,687	9,911,081
Kura Sushi U.S.A., Inc. Class A (a)(b)	60,734	6,062,468
Life Time Group Holdings, Inc. (a)	609,346	13,576,229
Lindblad Expeditions Holdings (a)(b)	365,633	3,455,232
Monarch Casino & Resort, Inc.	132,189	10,378,158
Mondee Holdings, Inc. Class A (a)(b)	402,824	511,586
Nathan's Famous, Inc.	27,564	2,321,716
Papa John's International, Inc.	337,525	17,682,935
PlayAGS, Inc. (a)	388,844	4,522,256
Portillo's, Inc. Class A (a)(b)	550,994	7,124,352
Potbelly Corp. (a)	277,550	2,048,319
RCI Hospitality Holdings, Inc.	86,428	3,752,704
Red Rock Resorts, Inc.	500,522	25,756,862
Rush Street Interactive, Inc. (a)	783,819	8,480,922
Sabre Corp. (a)	3,838,348	12,282,714
Shake Shack, Inc. Class A (a)	388,776	47,302,376
Six Flags Entertainment Corp.	945,865	37,276,540
Super Group SGHC Ltd.	1,539,674	6,312,663
Sweetgreen, Inc. Class A (a)(b)	1,009,136	36,429,810
Target Hospitality Corp. (a)	333,515	2,488,022
The Cheesecake Factory, Inc.	493,136	22,792,746
The ONE Group Hospitality, Inc. (a)(b)	206,327	705,638
United Parks & Resorts, Inc. (a)(b)	358,763	18,881,697
Vacasa, Inc. Class A (a)(b)	96,671	245,544
Xponential Fitness, Inc. (a)(b)	243,774	2,986,232
		521,354,663
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	302,059	9,291,335
Cavco Industries, Inc. (a)	85,748	35,139,102
Century Communities, Inc.	285,386	25,302,323
Champion Homes, Inc. (a)	548,232	48,370,509
Cricut, Inc.	471,688	3,103,707
Dream Finders Homes, Inc. (a)(b)	285,324	8,516,921
Ethan Allen Interiors, Inc.	232,320	6,428,294
Flexsteel Industries, Inc.	46,742	2,721,319
GoPro, Inc. Class A (a)	1,265,015	1,707,770
Green Brick Partners, Inc. (a)	323,751	22,342,057
Hamilton Beach Brands Holding Co. Class A	84,621	2,339,771
Helen of Troy Ltd. (a)	231,554	14,738,412
Hooker Furnishings Corp.	106,871	1,713,142
Hovnanian Enterprises, Inc. Class A (a)	51,027	8,982,793
Installed Building Products, Inc.	244,807	53,098,638
iRobot Corp. (a)(b)	285,981	2,496,614
KB Home	686,861	53,918,589
La-Z-Boy, Inc.	430,922	16,396,582
Landsea Homes Corp. Class A (a)	181,895	1,888,070
Legacy Housing Corp. (a)	113,545	2,815,916
LGI Homes, Inc. (a)	212,972	21,629,436
Lifetime Brands, Inc.	124,151	715,110
Lovesac (a)	145,354	4,238,523
M/I Homes, Inc. (a)	272,353	41,285,991
Meritage Homes Corp.	366,699	66,445,859
Purple Innovation, Inc. Class A (a)	582,678	520,273
Sonos, Inc. (a)	1,256,526	15,744,271
Taylor Morrison Home Corp. (a)	1,043,360	71,470,160
Traeger, Inc. (a)(b)	349,517	1,083,503
TRI Pointe Homes, Inc. (a)	939,823	37,997,044
United Homes Group, Inc. (a)(b)	51,046	275,138
Vizio Holding Corp. (a)(b)	899,594	10,012,481
Worthington Enterprises, Inc.	319,829	12,249,451
		604,979,104
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	296,712	18,188,446
AMMO, Inc. (a)(b)	906,627	979,157
Clarus Corp.	308,514	1,298,844
Escalade, Inc. (b)	102,016	1,329,268
Funko, Inc. (a)(b)	320,588	3,795,762
JAKKS Pacific, Inc. (a)	82,007	2,587,321
Johnson Outdoors, Inc. Class A	46,800	1,479,816
Latham Group, Inc. (a)	420,744	2,734,836
Malibu Boats, Inc. Class A (a)	206,940	9,287,467
Marine Products Corp.	95,337	897,121
MasterCraft Boat Holdings, Inc. (a)(b)	169,693	2,945,870
Peloton Interactive, Inc. Class A (a)(b)	3,489,857	29,663,785
Smith & Wesson Brands, Inc.	463,374	6,003,010
Solo Brands, Inc. Class A (a)(b)	265,781	332,226
Sturm, Ruger & Co., Inc.	165,989	6,526,687
Topgolf Callaway Brands Corp. (a)(b)	1,443,771	14,019,016
Vista Outdoor, Inc. (a)	594,757	26,151,465
		128,220,097
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	263,257	2,190,298
a.k.a. Brands Holding Corp. (a)(b)	6,597	151,665
Abercrombie & Fitch Co. Class A (a)	513,425	67,664,281
Academy Sports & Outdoors, Inc.	721,296	36,685,115
America's Car Mart, Inc. (a)	56,805	2,217,667
American Eagle Outfitters, Inc.	1,861,896	36,474,543
Arhaus, Inc. Class A, (b)	525,251	4,454,128
Arko Corp.	817,081	5,433,589
Asbury Automotive Group, Inc. (a)(b)	206,814	47,120,502
BARK, Inc. (a)(b)	1,362,307	1,975,345
Beyond, Inc. (a)(b)	462,842	2,966,817
Boot Barn Holdings, Inc. (a)	302,450	37,670,148
Build-A-Bear Workshop, Inc. (b)	130,481	4,970,021
Caleres, Inc.	349,302	10,426,665
Camping World Holdings, Inc. Class A	429,600	8,617,776
Citi Trends, Inc. (a)(b)	63,638	1,202,122
Designer Brands, Inc. Class A (b)	429,605	2,238,242
Destination XL Group, Inc. (a)(b)	540,947	1,447,033
EVgo, Inc. Class A (a)(b)	1,032,087	8,091,562
Foot Locker, Inc.	851,144	19,738,029
Genesco, Inc. (a)	110,204	2,823,426
Group 1 Automotive, Inc.	135,086	49,214,532
GrowGeneration Corp. (a)(b)	588,953	1,210,298
Haverty Furniture Companies, Inc.	146,179	3,237,865
J. Jill, Inc.	55,903	1,336,641
Lands' End, Inc. (a)(b)	146,162	2,300,590
Leslie's, Inc. (a)(b)	1,823,262	4,904,575
MarineMax, Inc. (a)	220,080	6,410,930
Monro, Inc. (b)	304,511	8,346,647
National Vision Holdings, Inc. (a)	789,596	8,211,798
OneWater Marine, Inc. Class A (a)(b)	120,543	2,624,221
Petco Health & Wellness Co., Inc. Class A (a)	857,794	3,662,780
Revolve Group, Inc. (a)(b)	393,500	9,766,670
RumbleON, Inc. Class B (a)(b)	161,781	815,376
Sally Beauty Holdings, Inc. (a)	1,053,505	13,695,565
Shoe Carnival, Inc. (b)	183,120	6,275,522
Signet Jewelers Ltd.	436,092	39,980,915
Sleep Number Corp. (a)(b)	218,640	2,995,368
Sonic Automotive, Inc. Class A (sub. vtg.)	148,101	8,401,770
Stitch Fix, Inc. (a)(b)	916,708	2,892,214
The Buckle, Inc.	317,091	13,495,393
The ODP Corp. (a)	354,656	11,004,976
The RealReal, Inc. (a)(b)	994,858	2,885,088
thredUP, Inc. Class A (a)	812,253	500,754
Tile Shop Holdings, Inc. (a)(b)	291,990	1,930,054
Tilly's, Inc. (a)	142,176	571,548
Torrid Holdings, Inc. (a)	125,200	454,476
Upbound Group, Inc.	546,501	15,979,689
Urban Outfitters, Inc. (a)	653,761	23,502,708
Victoria's Secret & Co. (a)	800,379	24,219,469
Warby Parker, Inc. (a)	891,325	15,090,132
Winmark Corp.	29,324	10,934,626
Zumiez, Inc. (a)(b)	166,456	3,428,994
		604,841,158
Textiles, Apparel & Luxury Goods - 0.6%
Figs, Inc. Class A (a)(b)	1,326,774	8,292,338
G-III Apparel Group Ltd. (a)	412,041	12,476,601
Hanesbrands, Inc. (a)	3,596,631	24,996,585
Kontoor Brands, Inc.	568,496	48,680,312
Movado Group, Inc.	153,386	2,833,039
Oxford Industries, Inc.	150,825	10,952,912
Rocky Brands, Inc.	74,452	1,514,354
Steven Madden Ltd.	741,922	33,364,232
Superior Group of Companies, Inc.	131,766	1,943,549
Vera Bradley, Inc. (a)(b)	250,839	1,256,703
Wolverine World Wide, Inc.	810,418	12,472,333
		158,782,958
TOTAL CONSUMER DISCRETIONARY		2,627,080,226
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Duckhorn Portfolio, Inc. (a)(b)	538,767	5,904,886
MGP Ingredients, Inc. (b)	144,245	6,929,530
National Beverage Corp.	240,475	10,867,065
Primo Water Corp.	1,614,380	42,345,187
The Vita Coco Co., Inc. (a)(b)	401,367	11,884,477
		77,931,145
Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	332,763	15,107,440
Chefs' Warehouse Holdings (a)	358,437	14,308,805
HF Foods Group, Inc. (a)	406,026	1,388,609
Ingles Markets, Inc. Class A	146,192	9,335,821
Natural Grocers by Vitamin Cottage, Inc.	96,670	2,646,825
PriceSmart, Inc.	256,871	21,340,843
SpartanNash Co.	339,404	7,141,060
Sprouts Farmers Market LLC (a)	1,028,246	132,057,634
United Natural Foods, Inc. (a)	597,223	12,147,516
Village Super Market, Inc. Class A	87,980	2,510,949
Weis Markets, Inc.	167,856	10,556,464
		228,541,966
Food Products - 1.0%
Alico, Inc.	70,970	1,739,475
B&G Foods, Inc. (b)	793,138	6,757,536
Beyond Meat, Inc. (a)(b)	606,607	3,694,237
BRC, Inc. Class A (a)(b)	536,674	1,679,790
Cal-Maine Foods, Inc.	418,431	36,729,873
Calavo Growers, Inc.	170,707	4,537,392
Dole PLC	767,058	12,387,987
Forafric Global PLC (a)(b)	48,719	500,831
Fresh Del Monte Produce, Inc.	342,336	10,992,409
J&J Snack Foods Corp.	156,089	25,617,327
John B. Sanfilippo & Son, Inc.	91,228	7,527,222
Lancaster Colony Corp.	199,798	34,684,933
Lifeway Foods, Inc. (a)	46,535	1,238,296
Limoneira Co.	172,633	4,426,310
Mama's Creations, Inc. (a)	339,393	2,528,478
Mission Produce, Inc. (a)	443,323	5,231,211
Seneca Foods Corp. Class A (a)(b)	46,243	2,859,205
SunOpta, Inc. (a)(b)	934,074	6,113,514
The Hain Celestial Group, Inc. (a)	909,776	7,942,344
The Simply Good Foods Co. (a)	930,681	31,326,722
TreeHouse Foods, Inc. (a)	487,264	17,726,664
Utz Brands, Inc. Class A (b)	665,343	11,457,206
Vital Farms, Inc. (a)	334,463	11,599,177
Westrock Coffee Holdings (a)(b)	342,622	2,275,010
WK Kellogg Co. (b)	670,998	11,158,697
		262,731,846
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	282,928	9,704,430
Central Garden & Pet Co. Class A (non-vtg.)	327,280	9,536,939
Energizer Holdings, Inc.	728,018	23,347,537
Oil-Dri Corp. of America	50,889	3,452,819
WD-40 Co.	139,322	36,512,117
		82,553,842
Personal Care Products - 0.2%
Edgewell Personal Care Co.	498,237	17,413,383
Herbalife Ltd. (a)(b)	1,014,663	7,660,706
Interparfums, Inc.	186,452	22,573,744
MediFast, Inc. (b)	107,701	1,979,544
Nature's Sunshine Products, Inc. (a)	127,761	1,617,454
Nu Skin Enterprises, Inc. Class A	494,745	3,062,472
Olaplex Holdings, Inc. (a)	1,409,734	2,509,327
The Beauty Health Co. Class A, (a)(b)	755,943	1,220,848
The Honest Co., Inc. (a)	831,483	3,093,117
USANA Health Sciences, Inc. (a)	115,441	4,264,391
Veru, Inc. (a)	1,349,594	1,019,348
Waldencast PLC (a)	244,802	844,567
		67,258,901
Tobacco - 0.1%
Ispire Technology, Inc. (a)(b)	195,887	1,098,926
Turning Point Brands, Inc.	175,059	8,268,037
Universal Corp.	245,573	12,504,577
		21,871,540
TOTAL CONSUMER STAPLES		740,889,240
ENERGY - 5.2%
Energy Equipment & Services - 2.0%
Archrock, Inc.	1,705,325	34,140,607
Atlas Energy Solutions, Inc.	698,033	13,660,506
Borr Drilling Ltd.	2,421,291	10,145,209
Bristow Group, Inc. (a)	249,752	8,284,274
Cactus, Inc. Class A	669,968	39,722,403
Championx Corp.	1,946,478	54,929,609
Core Laboratories, Inc.	475,648	8,989,747
DMC Global, Inc. (a)	198,661	2,004,489
Drilling Tools International Corp. (a)(b)	113,811	381,267
Expro Group Holdings NV (a)	968,845	12,352,774
Forum Energy Technologies, Inc. (a)	113,016	1,579,964
Geospace Technologies Corp. (a)(b)	125,717	1,408,030
Helix Energy Solutions Group, Inc. (a)	1,468,611	13,584,652
Helmerich & Payne, Inc.	986,334	33,140,822
Innovex International, Inc. (a)	345,611	4,904,220
Kodiak Gas Services, Inc.	205,171	6,540,851
Liberty Energy, Inc. Class A	1,649,030	28,148,942
Mammoth Energy Services, Inc. (a)(b)	240,531	1,058,336
Nabors Industries Ltd. (a)(b)	92,611	6,891,185
Natural Gas Services Group, Inc. (a)	110,063	2,153,933
Newpark Resources, Inc. (a)	840,092	5,595,013
Noble Corp. PLC	1,411,391	45,136,284
Oceaneering International, Inc. (a)	1,033,086	25,207,298
Oil States International, Inc. (a)	608,615	2,878,749
Patterson-UTI Energy, Inc.	3,971,088	30,458,245
ProFrac Holding Corp. Class A (a)(b)	224,974	1,339,720
ProPetro Holding Corp. (a)	893,757	6,175,861
Ranger Energy Services, Inc. Class A	156,805	2,035,329
RPC, Inc.	864,441	4,910,025
SEACOR Marine Holdings, Inc. (a)(b)	243,117	1,653,196
Seadrill Ltd. (a)	698,958	27,503,997
Select Water Solutions, Inc. Class A	938,021	9,943,023
Solaris Oilfield Infrastructure, Inc. Class A	262,972	3,455,452
TETRA Technologies, Inc. (a)	1,273,453	4,266,068
Tidewater, Inc. (a)	498,321	29,934,142
Transocean Ltd. (United States) (a)(b)	7,411,060	32,164,000
Valaris Ltd. (a)	640,575	32,413,095
		549,091,317
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc. (a)(b)	370,291	988,677
Amplify Energy Corp. (a)	393,923	2,607,770
Ardmore Shipping Corp.	425,907	6,009,548
Berry Corp.	789,114	3,961,352
California Resources Corp.	704,383	36,606,785
Centrus Energy Corp. Class A (a)(b)	143,487	14,895,385
Chord Energy Corp. warrants 9/1/25 (a)	14,729	73,645
Clean Energy Fuels Corp. (a)(b)	1,736,883	4,915,379
CNX Resources Corp. (a)(b)	1,508,334	51,328,606
Comstock Resources, Inc. (b)	940,608	10,873,428
CONSOL Energy, Inc.	298,723	33,134,355
Crescent Energy, Inc. Class A	1,466,180	18,224,617
CVR Energy, Inc.	349,624	5,559,022
Delek U.S. Holdings, Inc.	644,840	10,104,643
DHT Holdings, Inc.	1,377,460	14,215,387
Diversified Energy Co. PLC (b)	480,132	5,761,584
Dorian LPG Ltd.	369,957	10,673,259
Empire Petroleum Corp. (a)(b)	155,327	804,594
enCore Energy Corp. (a)(b)	1,846,639	7,220,358
Energy Fuels, Inc. (a)(b)	1,891,275	11,385,476
Evolution Petroleum Corp. (b)	320,471	1,650,426
Excelerate Energy, Inc.	177,118	4,229,578
FLEX LNG Ltd. (b)	309,695	7,587,528
FutureFuel Corp.	267,346	1,614,770
Golar LNG Ltd.	1,010,494	36,640,512
Granite Ridge Resources, Inc. (b)	539,793	3,200,972
Green Plains, Inc. (a)	646,625	7,908,224
Gulfport Energy Corp. (a)	132,338	18,320,873
Hallador Energy Co. (a)	257,465	2,556,627
HighPeak Energy, Inc. (b)	150,406	1,925,197
International Seaways, Inc.	411,775	17,928,684
Kinetik Holdings, Inc.	393,556	19,154,371
Kosmos Energy Ltd. (a)(b)	4,763,891	17,912,230
Magnolia Oil & Gas Corp. Class A	1,770,850	44,767,088
Murphy Oil Corp.	1,476,857	46,491,458
NACCO Industries, Inc. Class A	39,090	1,223,908
Nextdecade Corp. (a)(b)	1,174,686	6,860,166
Nordic American Tanker Shipping Ltd. (b)	2,083,512	6,813,084
Northern Oil & Gas, Inc.	1,014,277	36,767,541
Par Pacific Holdings, Inc. (a)	567,520	8,768,184
PBF Energy, Inc. Class A	1,058,365	30,184,570
Peabody Energy Corp.	1,290,383	33,898,361
PrimeEnergy Corp. (a)	7,483	1,234,321
Rex American Resources Corp. (a)	157,591	7,049,045
Riley Exploration Permian, Inc.	118,929	3,176,594
Ring Energy, Inc. (a)(b)	1,507,327	2,230,844
Sable Offshore Corp. (a)(b)	515,299	11,522,086
SandRidge Energy, Inc. (b)	325,768	3,612,767
Scorpio Tankers, Inc.	477,828	27,843,038
SFL Corp. Ltd.	1,213,962	12,880,137
Sitio Royalties Corp. Class A	831,647	18,537,412
SM Energy Co.	1,168,136	49,026,668
Talos Energy, Inc. (a)	1,507,230	15,403,891
Teekay Corp. Ltd.	579,806	4,852,976
Teekay Tankers Ltd.	244,234	11,645,077
Ur-Energy, Inc. (a)(b)	3,442,482	4,371,952
Uranium Energy Corp. (a)(b)	4,073,238	30,223,426
VAALCO Energy, Inc.	1,069,005	5,708,487
Verde Clean Fuels, Inc. (a)(b)	33,407	139,975
Vital Energy, Inc. (a)(b)	288,917	7,878,767
Vitesse Energy, Inc. (b)	258,097	6,418,872
W&T Offshore, Inc. (b)	966,800	2,059,284
World Kinect Corp.	592,964	15,506,009
		847,069,850
TOTAL ENERGY		1,396,161,167
FINANCIALS - 18.6%
Banks - 10.2%
1st Source Corp.	187,998	11,135,122
ACNB Corp.	84,319	3,541,398
Amalgamated Financial Corp.	185,053	6,137,283
Amerant Bancorp, Inc. Class A	302,899	6,457,807
Ameris Bancorp	673,389	41,743,384
Ames National Corp.	89,123	1,514,645
Arrow Financial Corp.	168,445	4,807,420
Associated Banc-Corp.	1,522,456	36,143,105
Atlantic Union Bankshares Corp.	914,834	34,580,725
Axos Financial, Inc. (a)	558,388	37,814,035
Banc of California, Inc.	1,420,153	21,813,550
BancFirst Corp.	203,884	22,164,230
Bancorp, Inc., Delaware (a)	510,557	25,660,595
Bank First National Corp.	99,767	9,179,562
Bank of Hawaii Corp. (b)	399,231	28,836,455
Bank of Marin Bancorp	161,106	3,578,164
Bank7 Corp.	41,252	1,730,521
BankUnited, Inc.	761,614	26,915,439
Bankwell Financial Group, Inc.	64,653	1,843,257
Banner Corp.	350,979	22,476,695
Bar Harbor Bankshares	152,002	4,886,864
BayCom Corp.	103,766	2,578,585
BCB Bancorp, Inc.	150,115	1,822,396
Berkshire Hills Bancorp, Inc.	439,483	11,967,122
Blue Foundry Bancorp (a)	199,223	1,958,362
Bridgewater Bancshares, Inc. (a)	198,817	2,902,728
Brookline Bancorp, Inc., Delaware	896,894	10,090,058
Burke & Herbert Financial Services Corp.	138,325	8,761,506
Business First Bancshares, Inc.	247,073	6,470,842
Byline Bancorp, Inc.	317,091	8,532,919
Cadence Bank	1,861,493	62,229,711
California Bancorp (a)	243,275	3,546,950
Camden National Corp.	148,448	6,227,394
Capital Bancorp, Inc.	91,049	2,298,987
Capital City Bank Group, Inc.	139,301	4,875,535
Capitol Federal Financial, Inc.	1,249,444	8,052,667
Carter Bankshares, Inc. (a)	230,055	4,233,012
Cathay General Bancorp	711,356	32,708,149
Central Pacific Financial Corp.	273,995	7,381,425
Chemung Financial Corp.	31,438	1,502,108
ChoiceOne Financial Services, Inc. (b)	86,068	2,854,876
Citizens & Northern Corp.	151,492	2,866,229
Citizens Financial Services, Inc.	46,244	2,695,563
City Holding Co.	149,388	17,418,641
Civista Bancshares, Inc.	151,892	3,094,040
CNB Financial Corp., Pennsylvania	211,219	5,360,738
Coastal Financial Corp. of Washington (a)	116,001	7,306,903
Colony Bankcorp, Inc.	167,885	2,553,531
Columbia Financial, Inc. (a)	272,551	4,655,171
Community Bank System, Inc.	535,104	32,716,259
Community Trust Bancorp, Inc.	156,787	8,121,567
Community West Bank	170,953	3,203,659
ConnectOne Bancorp, Inc.	370,600	8,983,344
CrossFirst Bankshares, Inc. (a)	462,956	7,268,409
Customers Bancorp, Inc. (a)	301,372	13,902,290
CVB Financial Corp.	1,352,512	26,279,308
Dime Community Bancshares, Inc.	363,261	10,923,258
Eagle Bancorp, Inc.	301,145	7,893,010
Eastern Bankshares, Inc.	1,973,350	32,224,806
Enterprise Bancorp, Inc.	100,366	3,222,752
Enterprise Financial Services Corp.	378,613	19,960,477
Equity Bancshares, Inc.	147,128	6,251,469
Esquire Financial Holdings, Inc.	72,589	4,832,976
ESSA Bancorp, Inc.	82,740	1,557,167
Farmers & Merchants Bancorp, Inc.	129,532	3,511,613
Farmers National Banc Corp.	371,770	5,115,555
FB Financial Corp.	364,847	17,950,472
Fidelity D & D Bancorp, Inc.	48,740	2,558,850
Financial Institutions, Inc.	155,491	3,733,339
First Bancorp, North Carolina	410,254	17,107,592
First Bancorp, Puerto Rico	1,654,591	31,900,514
First Bancshares, Inc.	309,931	10,373,391
First Bank Hamilton New Jersey	212,977	3,015,754
First Busey Corp.	543,759	13,218,781
First Business Finance Services, Inc.	80,628	3,450,878
First Commonwealth Financial Corp.	1,031,977	16,965,702
First Community Bankshares, Inc.	174,592	7,238,584
First Financial Bancorp, Ohio	964,947	24,683,344
First Financial Bankshares, Inc.	1,330,715	48,092,040
First Financial Corp., Indiana	117,182	5,034,139
First Financial Northwest, Inc.	67,007	1,507,658
First Foundation, Inc.	640,124	4,308,035
First Internet Bancorp	83,485	2,919,470
First Interstate Bancsystem, Inc. Class A	814,517	25,087,124
First Merchants Corp.	597,669	22,143,636
First Mid-Illinois Bancshares, Inc.	232,791	8,880,977
First of Long Island Corp.	213,454	2,684,184
First Western Financial, Inc. (a)	81,776	1,554,562
Five Star Bancorp	171,692	5,164,495
Flagstar Financial, Inc.	2,586,080	26,171,130
Flushing Financial Corp.	280,791	4,401,399
FS Bancorp, Inc.	66,656	2,916,867
Fulton Financial Corp.	1,852,461	33,548,069
FVCBankcorp, Inc. (a)(b)	164,453	2,142,000
German American Bancorp, Inc.	290,268	11,752,951
Glacier Bancorp, Inc.	1,163,279	60,665,000
Great Southern Bancorp, Inc.	86,850	4,923,527
Greene County Bancorp, Inc.	71,299	1,996,372
Guaranty Bancshares, Inc. Texas	80,158	2,633,992
Hancock Whitney Corp.	887,773	46,235,218
Hanmi Financial Corp.	306,698	7,014,183
HarborOne Bancorp, Inc.	383,042	4,546,709
HBT Financial, Inc.	131,515	2,809,160
Heartland Financial U.S.A., Inc.	434,625	25,860,188
Heritage Commerce Corp.	604,742	5,872,045
Heritage Financial Corp., Washington	348,935	8,022,016
Hilltop Holdings, Inc.	469,151	14,370,095
Hingham Institution for Savings	15,664	3,971,137
Home Bancorp, Inc.	71,186	3,356,420
Home Bancshares, Inc.	1,919,914	52,394,453
HomeStreet, Inc.	187,014	1,693,412
HomeTrust Bancshares, Inc.	152,401	5,052,093
Hope Bancorp, Inc.	1,182,577	14,652,129
Horizon Bancorp, Inc. Indiana	440,943	7,063,907
Independent Bank Corp.	433,448	27,263,879
Independent Bank Corp.	205,883	6,748,845
Independent Bank Group, Inc.	371,155	21,660,606
International Bancshares Corp.	553,715	33,920,581
Investar Holding Corp.	91,210	1,903,553
John Marshall Bankcorp, Inc.	126,052	2,689,950
Kearny Financial Corp.	546,237	3,818,197
Lakeland Financial Corp.	255,385	16,617,902
LCNB Corp.	128,237	2,012,039
LINKBANCORP, Inc.	225,731	1,617,363
Live Oak Bancshares, Inc.	355,989	14,136,323
Mercantile Bank Corp.	161,545	6,923,819
Metrocity Bankshares, Inc.	190,655	5,639,575
Metropolitan Bank Holding Corp. (a)	108,365	5,797,528
Mid Penn Bancorp, Inc.	153,201	4,839,620
Middlefield Banc Corp.	73,788	2,083,773
Midland States Bancorp, Inc.	207,203	5,140,706
MidWestOne Financial Group, Inc.	150,252	4,348,293
MVB Financial Corp.	115,509	2,193,516
National Bank Holdings Corp. Class A	377,542	16,974,288
National Bankshares, Inc.	59,032	1,687,135
NB Bancorp, Inc.	397,404	7,506,962
NBT Bancorp, Inc.	470,208	20,914,852
Nicolet Bankshares, Inc.	136,294	13,859,737
Northeast Bank	66,691	5,926,162
Northeast Community Bancorp, Inc.	126,902	3,294,376
Northfield Bancorp, Inc.	396,302	4,664,475
Northrim Bancorp, Inc.	55,281	3,608,191
Northwest Bancshares, Inc.	1,298,764	17,260,574
Norwood Financial Corp.	74,150	2,174,820
Oak Valley Bancorp Oakdale California	69,021	1,863,567
OceanFirst Financial Corp.	588,112	10,703,638
OFG Bancorp	470,676	18,954,123
Old National Bancorp, Indiana	3,206,976	61,766,358
Old Second Bancorp, Inc.	437,746	7,187,789
Orange County Bancorp, Inc.	52,684	2,788,037
Origin Bancorp, Inc.	299,125	9,389,534
Orrstown Financial Services, Inc.	188,244	7,047,855
Pacific Premier Bancorp, Inc.	981,357	25,034,417
Park National Corp.	147,846	25,544,832
Parke Bancorp, Inc.	105,211	2,222,056
Pathward Financial, Inc.	256,086	18,120,645
PCB Bancorp	109,557	2,056,385
Peapack-Gladstone Financial Corp.	168,735	5,423,143
Peoples Bancorp of North Carolina	42,681	1,099,036
Peoples Bancorp, Inc.	354,624	10,915,327
Peoples Financial Services Corp.	93,160	4,346,846
Pioneer Bancorp, Inc. (a)	115,664	1,295,437
Plumas Bancorp	54,796	2,274,582
Ponce Financial Group, Inc. (a)	187,789	2,112,626
Preferred Bank, Los Angeles	127,218	10,733,383
Premier Financial Corp.	361,181	8,906,723
Primis Financial Corp.	206,238	2,316,053
Princeton Bancorp, Inc.	51,040	1,792,525
Provident Bancorp, Inc. (a)	151,356	1,569,562
Provident Financial Services, Inc.	1,284,822	24,000,475
QCR Holdings, Inc.	167,185	13,224,334
RBB Bancorp	170,470	3,784,434
Red River Bancshares, Inc.	45,870	2,395,331
Renasant Corp.	625,354	21,330,825
Republic Bancorp, Inc., Kentucky Class A	85,519	5,772,533
S&T Bancorp, Inc.	390,450	14,829,291
Sandy Spring Bancorp, Inc.	450,135	15,142,541
Seacoast Banking Corp., Florida	866,159	23,126,445
ServisFirst Bancshares, Inc.	519,375	43,180,838
Shore Bancshares, Inc.	318,070	4,624,738
Sierra Bancorp	132,607	3,766,039
Simmons First National Corp. Class A	1,267,463	29,405,142
SmartFinancial, Inc.	161,995	5,371,754
South Plains Financial, Inc.	118,312	3,987,114
Southern First Bancshares, Inc. (a)	75,830	2,897,464
Southern Missouri Bancorp, Inc.	97,747	5,796,397
Southern States Bancshares, Inc.	84,222	2,620,146
Southside Bancshares, Inc.	291,311	9,438,476
Southstate Corp.	776,643	75,745,992
Stellar Bancorp, Inc.	502,233	13,670,782
Sterling Bancorp, Inc. (a)(b)	198,164	925,426
Stock Yards Bancorp, Inc. (b)	262,202	16,906,785
Texas Capital Bancshares, Inc. (a)	472,208	36,336,406
The Bank of NT Butterfield & Son Ltd.	477,584	17,465,247
The First Bancorp, Inc.	109,100	2,825,690
Third Coast Bancshares, Inc. (a)	116,216	3,785,155
Timberland Bancorp, Inc./Washington	75,496	2,180,324
Tompkins Financial Corp.	130,133	8,398,784
TowneBank	718,478	23,364,905
Trico Bancshares	327,259	13,983,777
Triumph Bancorp, Inc. (a)	225,754	19,949,881
Trustco Bank Corp., New York	190,292	6,275,830
Trustmark Corp.	621,585	21,581,431
UMB Financial Corp.	457,773	50,231,431
United Bankshares, Inc., West Virginia	1,349,267	50,840,381
United Community Bank, Inc.	1,223,271	34,814,293
Unity Bancorp, Inc.	72,404	2,800,587
Univest Corp. of Pennsylvania	296,317	8,246,502
USCB Financial Holdings, Inc.	104,760	1,521,115
Valley National Bancorp	4,404,386	41,709,535
Veritex Holdings, Inc.	538,957	14,551,839
Virginia National Bankshares C	48,233	1,913,403
WaFd, Inc.	681,053	23,142,181
Washington Trust Bancorp, Inc.	173,800	5,931,794
WesBanco, Inc.	584,309	18,376,518
West Bancorp., Inc.	163,910	3,535,539
Westamerica Bancorp.	262,381	13,517,869
WSFS Financial Corp.	605,069	29,751,243
		2,731,179,397
Capital Markets - 1.9%
Alti Global, Inc. Class A (a)(b)	340,663	1,389,905
Artisan Partners Asset Management, Inc. Class A, (b)	646,674	28,518,323
B. Riley Financial, Inc. (b)	205,875	1,213,633
BGC Group, Inc. Class A	3,715,353	34,812,858
BrightSphere Investment Group, Inc.	274,624	7,247,327
Cohen & Steers, Inc.	281,786	27,832,003
Diamond Hill Investment Group, Inc.	26,795	4,043,901
Digitalbridge Group, Inc. Class A	1,621,348	25,438,950
Donnelley Financial Solutions, Inc. (a)	262,582	15,319,034
Forge Global Holdings, Inc. Class A (a)(b)	1,168,700	1,355,692
GCM Grosvenor, Inc. Class A	428,233	4,941,809
Hamilton Lane, Inc. Class A	392,404	70,491,455
MarketWise, Inc. Class A	390,015	226,209
Moelis & Co. Class A	721,816	47,928,582
Open Lending Corp. (a)	1,045,459	5,854,570
P10, Inc. Class A	415,349	4,589,606
Patria Investments Ltd.	563,083	6,554,286
Perella Weinberg Partners Class A	538,090	10,885,561
Piper Sandler Cos.	177,661	50,391,766
PJT Partners, Inc. Class A (b)	240,966	33,484,635
Silvercrest Asset Management Group Class A	97,465	1,698,815
StepStone Group, Inc. Class A	635,173	38,192,952
StoneX Group, Inc. (a)	276,569	24,902,273
Value Line, Inc.	7,873	380,660
Victory Capital Holdings, Inc.	421,001	25,230,590
Virtus Investment Partners, Inc.	68,831	14,892,963
WisdomTree Investments, Inc.	1,424,153	14,739,984
		502,558,342
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	55,600	2,067,764
Bread Financial Holdings, Inc.	507,728	25,310,241
Consumer Portfolio Services, Inc. (a)(b)	80,598	806,786
Encore Capital Group, Inc. (a)(b)	236,741	10,814,329
Enova International, Inc. (a)	260,613	22,649,876
FirstCash Holdings, Inc.	392,419	40,603,594
Green Dot Corp. Class A (a)	542,769	6,165,856
LendingClub Corp. (a)	1,122,285	15,914,001
LendingTree, Inc. (a)	102,458	5,843,180
Medallion Financial Corp. (b)	191,948	1,815,828
MoneyLion, Inc. Class A (a)(b)	86,787	3,729,237
Navient Corp.	786,972	11,198,612
Nelnet, Inc. Class A	144,220	16,253,594
NerdWallet, Inc. (a)	404,403	5,940,680
OppFi, Inc. Class A (b)	189,115	968,269
PRA Group, Inc. (a)	394,365	7,950,398
PROG Holdings, Inc.	424,067	18,519,006
Regional Management Corp.	83,630	2,401,854
Upstart Holdings, Inc. (a)(b)	786,799	38,301,375
World Acceptance Corp. (a)	35,296	4,027,274
		241,281,754
Financial Services - 2.8%
Acacia Research Corp. (a)(b)	394,045	1,781,083
Alerus Financial Corp.	231,645	4,686,178
AvidXchange Holdings, Inc. (a)	1,775,445	14,629,667
Banco Latinoamericano de Comer Series E	280,252	8,959,656
Burford Capital Ltd.	2,048,736	27,657,936
Cannae Holdings, Inc.	569,741	11,309,359
Cantaloupe, Inc. (a)	604,032	5,351,724
Cass Information Systems, Inc.	140,641	5,816,912
Compass Diversified Holdings	685,012	14,864,760
Enact Holdings, Inc.	297,639	10,146,514
Essent Group Ltd.	1,064,751	63,895,708
EVERTEC, Inc.	656,200	21,497,112
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	92,596	16,970,069
Flywire Corp. (a)	1,234,442	21,503,980
HA Sustainable Infrastructure Capital, Inc.	1,150,108	40,242,279
i3 Verticals, Inc. Class A (a)	231,126	5,313,587
International Money Express, Inc. (a)	321,710	5,658,879
Jackson Financial, Inc.	780,253	77,986,287
Marqeta, Inc. Class A (a)	4,760,674	26,945,415
Merchants Bancorp	185,538	6,853,774
Mr. Cooper Group, Inc. (a)	649,941	57,552,276
NCR Atleos Corp.	734,473	19,228,503
Newtekone, Inc.	237,819	3,110,673
NMI Holdings, Inc. (a)	800,486	30,962,798
Onity Group, Inc. (a)	63,211	1,878,631
PagSeguro Digital Ltd. (a)	1,927,257	15,495,146
Payoneer Global, Inc. (a)	2,899,471	24,993,440
Paysafe Ltd. (a)	331,108	7,032,734
Paysign, Inc. (a)	342,945	1,238,031
PennyMac Financial Services, Inc.	272,193	27,132,198
Priority Technology Holdings, Inc. (a)	188,021	1,013,433
Radian Group, Inc.	1,544,152	53,906,346
Remitly Global, Inc. (a)	1,501,277	26,992,960
Repay Holdings Corp. (a)(b)	926,002	7,366,346
Sezzle, Inc. (a)	23,805	5,109,981
StoneCo Ltd. Class A (a)	2,924,327	32,460,030
SWK Holdings Corp. (a)	29,189	478,991
Velocity Financial, Inc. (a)(b)	87,627	1,683,315
Walker & Dunlop, Inc.	328,911	35,972,996
Waterstone Financial, Inc.	162,046	2,388,558
		748,068,265
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	435,862	4,929,599
American Coastal Insurance Cor (a)	245,311	2,980,529
Amerisafe, Inc.	192,206	10,388,734
Bowhead Specialty Holdings, Inc.	73,642	2,143,719
CNO Financial Group, Inc.	1,074,176	36,951,654
Crawford & Co. Class A	152,445	1,698,237
Donegal Group, Inc. Class A	152,072	2,305,412
Employers Holdings, Inc.	250,080	12,183,898
Enstar Group Ltd. (a)	128,735	41,517,038
F&G Annuities & Life, Inc.	190,887	7,654,569
Fidelis Insurance Holdings Ltd.	533,625	9,210,368
Genworth Financial, Inc. Class A (a)	4,361,478	29,396,362
GoHealth, Inc. (a)	41,506	470,678
Goosehead Insurance Class A (a)(b)	229,411	24,982,858
Greenlight Capital Re, Ltd. (a)	280,960	3,787,341
Hamilton Insurance Group Ltd.	403,289	7,025,294
HCI Group, Inc. (b)	84,633	9,589,765
Heritage Insurance Holdings, Inc. (a)	233,146	2,413,061
Hippo Holdings, Inc. (a)(b)	201,577	4,468,962
Horace Mann Educators Corp.	417,111	15,533,214
Investors Title Co.	14,535	3,361,655
James River Group Holdings Ltd.	315,587	1,962,951
Kingsway Financial Services, Inc. (a)(b)	126,236	1,129,812
Lemonade, Inc. (a)(b)	527,253	12,532,804
Maiden Holdings Ltd. (a)	888,161	1,372,209
MBIA, Inc. (b)	441,583	1,739,837
Mercury General Corp.	273,687	18,509,452
NI Holdings, Inc. (a)	76,211	1,196,513
Oscar Health, Inc. Class A (a)	1,987,170	33,384,456
Palomar Holdings, Inc. (a)	250,379	22,476,523
ProAssurance Corp. (a)	517,734	7,709,059
Root, Inc. (a)	87,989	6,017,568
Safety Insurance Group, Inc.	149,238	11,680,112
Selective Insurance Group, Inc.	619,083	56,225,118
Selectquote, Inc. (a)	1,371,700	2,743,400
Siriuspoint Ltd. (a)	1,008,663	13,253,832
Skyward Specialty Insurance Group, Inc. (a)	379,505	16,777,916
Stewart Information Services Corp.	276,610	19,030,768
The Baldwin Insurance Group, Inc. Class A, (a)	673,402	31,151,577
Tiptree, Inc.	258,697	5,280,006
Trupanion, Inc. (a)	337,129	18,467,927
United Fire Group, Inc.	213,139	4,186,050
Universal Insurance Holdings, Inc.	244,923	4,883,765
		524,704,602
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	307,534	2,241,923
Angel Oak Mortgage (REIT), Inc.	127,570	1,150,681
Apollo Commercial Real Estate Finance, Inc.	1,481,342	13,169,130
Arbor Realty Trust, Inc. (b)	1,887,850	27,826,909
Ares Commercial Real Estate Corp.	559,163	3,550,685
Armour Residential REIT, Inc. (b)	514,949	9,655,294
Blackstone Mortgage Trust, Inc. (b)	1,785,529	32,514,483
BrightSpire Capital, Inc.	1,364,468	8,295,965
Chimera Investment Corp.	826,903	12,486,235
Claros Mortgage Trust, Inc. (b)	896,430	5,638,545
Dynex Capital, Inc.	757,840	9,253,226
Ellington Financial LLC	849,579	10,271,410
Franklin BSP Realty Trust, Inc.	870,806	11,329,186
Granite Point Mortgage Trust, Inc.	516,378	1,538,806
Invesco Mortgage Capital, Inc.	520,514	4,200,548
KKR Real Estate Finance Trust, Inc.	608,451	7,051,947
Ladder Capital Corp. Class A	1,189,534	13,572,583
MFA Financial, Inc.	1,079,049	13,261,512
New York Mortgage Trust, Inc.	938,242	5,413,656
Nexpoint Real Estate Finance, Inc.	83,149	1,258,044
Orchid Island Capital, Inc.	740,886	5,608,507
PennyMac Mortgage Investment Trust	900,855	12,143,525
Ready Capital Corp. (b)	1,674,736	11,471,942
Redwood Trust, Inc.	1,349,555	9,878,743
Seven Hills Realty Trust	146,681	1,851,114
Sunrise Realty Trust, Inc.	57,709	791,767
TPG RE Finance Trust, Inc.	623,715	5,494,929
Two Harbors Investment Corp.	1,087,968	12,511,632
		253,432,927
TOTAL FINANCIALS		5,001,225,287
HEALTH CARE - 17.4%
Biotechnology - 8.9%
2seventy bio, Inc. (a)(b)	496,153	2,153,304
4D Molecular Therapeutics, Inc. (a)	511,217	4,094,848
89Bio, Inc. (a)(b)	852,109	6,629,408
Absci Corp. (a)(b)	822,973	3,160,216
ACADIA Pharmaceuticals, Inc. (a)	1,221,021	17,814,696
Acelyrin, Inc. (a)	743,069	4,220,632
Achieve Life Sciences, Inc. (a)(b)	344,657	1,612,995
Acrivon Therapeutics, Inc. (a)(b)	119,150	953,200
Actinium Pharmaceuticals, Inc. (a)(b)	306,700	552,060
Acumen Pharmaceuticals, Inc. (a)	424,822	1,223,487
ADC Therapeutics SA (a)(b)	826,478	2,330,668
ADMA Biologics, Inc. (a)	2,302,140	37,547,903
Adverum Biotechnologies, Inc. (a)(b)	208,353	1,519,935
Aerovate Therapeutics, Inc. (a)(b)	130,205	319,002
Agenus, Inc. (a)(b)	212,216	891,307
Agios Pharmaceuticals, Inc. (a)	577,511	25,658,814
Akebia Therapeutics, Inc. (a)(b)	2,118,843	3,517,279
Akero Therapeutics, Inc. (a)	692,911	21,362,446
Aldeyra Therapeutics, Inc. (a)	512,654	2,696,560
Alector, Inc. (a)	821,077	4,039,699
Alkermes PLC (a)	1,670,964	42,943,775
Allogene Therapeutics, Inc. (a)(b)	1,309,093	3,344,733
Altimmune, Inc. (a)(b)	726,709	4,898,019
ALX Oncology Holdings, Inc. (a)	340,894	487,478
Amicus Therapeutics, Inc. (a)	2,991,586	34,163,912
AnaptysBio, Inc. (a)	198,668	4,297,189
Anavex Life Sciences Corp. (a)(b)	765,233	5,065,842
Anika Therapeutics, Inc. (a)	131,123	2,243,515
Annexon, Inc. (a)	976,644	7,149,034
Apogee Therapeutics, Inc. (a)	387,700	20,175,908
Applied Therapeutics, Inc. (a)(b)	982,333	8,683,824
Arbutus Biopharma Corp. (a)	1,491,940	5,736,509
Arcellx, Inc. (a)	440,409	37,113,266
Arcturus Therapeutics Holdings, Inc. (a)(b)	234,871	4,164,263
Arcus Biosciences, Inc. (a)(b)	554,961	8,490,903
Arcutis Biotherapeutics, Inc. (a)(b)	1,086,544	9,029,181
Ardelyx, Inc. (a)(b)	2,374,775	13,939,929
ArriVent Biopharma, Inc. (b)	286,995	8,420,433
Arrowhead Pharmaceuticals, Inc. (a)	1,217,250	23,407,718
Ars Pharmaceuticals, Inc. (a)(b)	506,083	7,449,542
Artiva Biotherapeutics, Inc. (b)	141,174	1,431,504
Astria Therapeutics, Inc. (a)	462,462	5,170,325
Atossa Therapeutics, Inc. (a)(b)	1,302,573	1,797,551
Aura Biosciences, Inc. (a)	473,655	4,944,958
Aurinia Pharmaceuticals, Inc. (a)(b)	1,372,411	9,895,083
Avid Bioservices, Inc. (a)	632,959	6,304,272
Avidity Biosciences, Inc. (a)	1,103,193	46,620,936
Avita Medical, Inc. (a)(b)	260,521	2,631,262
Beam Therapeutics, Inc. (a)	781,691	17,126,850
BioCryst Pharmaceuticals, Inc. (a)	2,104,048	16,853,424
Biohaven Ltd. (a)(b)	766,676	38,149,798
Biomea Fusion, Inc. (a)(b)	281,899	2,641,394
Black Diamond Therapeutics, Inc. (a)(b)	405,135	1,110,070
bluebird bio, Inc. (a)(b)	1,949,794	904,704
Blueprint Medicines Corp. (a)	641,348	56,124,363
Boundless Bio, Inc. (a)	62,210	181,653
BridgeBio Pharma, Inc. (a)	1,432,832	33,542,597
C4 Therapeutics, Inc. (a)(b)	602,311	3,210,318
Cabaletta Bio, Inc. (a)	447,572	1,588,881
Candel Therapeutics, Inc. (a)(b)	204,720	1,080,922
Capricor Therapeutics, Inc. (a)(b)	262,854	5,283,365
Cardiff Oncology, Inc. (a)(b)	399,866	1,247,582
CareDx, Inc. (a)	517,092	11,443,246
Cargo Therapeutics, Inc. (a)	349,383	6,812,969
Caribou Biosciences, Inc. (a)(b)	835,984	1,638,529
Cartesian Therapeutics, Inc. (a)(b)	73,168	1,448,726
Cartesian Therapeutics, Inc. rights (a)(b)(c)	1,117,119	480,361
Catalyst Pharmaceutical Partners, Inc. (a)	1,142,707	24,911,013
Celcuity, Inc. (a)	274,035	4,247,543
Celldex Therapeutics, Inc. (a)	659,364	17,183,026
Century Therapeutics, Inc. (a)	476,798	548,318
Cervomed, Inc. (a)(b)	55,335	755,323
CG Oncology, Inc. (b)	483,650	17,184,085
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cibus, Inc. (a)(b)	151,594	604,860
Climb Bio, Inc. (a)(b)	298,382	1,141,311
Cogent Biosciences, Inc. (a)	935,659	10,750,722
Coherus BioSciences, Inc. (a)(b)	1,128,488	840,724
Compass Therapeutics, Inc. (a)	1,037,009	1,700,695
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	105,154	1,678,258
Crinetics Pharmaceuticals, Inc. (a)	895,675	50,121,973
Cullinan Oncology, Inc. (a)(b)	526,945	8,193,995
Cytokinetics, Inc. (a)	1,165,298	59,430,198
Day One Biopharmaceuticals, Inc. (a)	528,699	7,782,449
Denali Therapeutics, Inc. (a)	1,270,050	32,970,498
Design Therapeutics, Inc. (a)(b)	320,016	1,676,884
Dianthus Therapeutics, Inc. (a)(b)	243,735	6,790,457
Disc Medicine, Inc. (a)	200,796	8,999,677
Dynavax Technologies Corp. (a)	1,338,038	15,855,750
Dyne Therapeutics, Inc. (a)	824,267	23,788,346
Editas Medicine, Inc. (a)(b)	839,188	2,433,645
Elevation Oncology, Inc. (a)	546,497	313,853
Enanta Pharmaceuticals, Inc. (a)	201,236	2,262,899
Entrada Therapeutics, Inc. (a)	250,919	4,300,752
Erasca, Inc. (a)(b)	1,814,140	4,698,623
Fate Therapeutics, Inc. (a)	1,020,601	2,418,824
Fennec Pharmaceuticals, Inc. (a)(b)	238,801	1,041,172
FibroBiologics, Inc. (b)	280,797	848,007
Foghorn Therapeutics, Inc. (a)	262,274	1,998,528
Galectin Therapeutics, Inc. (a)(b)	194,437	480,259
Generation Bio Co. (a)	509,423	1,110,542
Geron Corp. (a)	5,946,466	24,439,975
Greenwich Lifesciences, Inc. (a)(b)	60,830	818,164
Gyre Therapeutics, Inc. (a)(b)	71,365	1,020,520
Halozyme Therapeutics, Inc. (a)	1,271,478	64,298,642
Heron Therapeutics, Inc. (a)(b)	1,196,559	2,082,013
HilleVax, Inc. (a)(b)	299,763	542,571
Humacyte, Inc. Class A (a)(b)	897,576	4,532,759
Ideaya Biosciences, Inc. (a)	848,643	23,889,300
IGM Biosciences, Inc. (a)(b)	156,266	2,678,399
ImmunityBio, Inc. (a)(b)	1,478,657	7,703,803
Immunome, Inc. (a)(b)	524,493	6,015,935
Immunovant, Inc. (a)	591,976	17,321,218
Inhibrx Biosciences, Inc.	116,997	1,875,462
Inmune Bio, Inc. (a)(b)	135,761	794,202
Inovio Pharmaceuticals, Inc. (a)(b)	263,543	1,391,507
Inozyme Pharma, Inc. (a)(b)	527,097	2,261,246
Insmed, Inc. (a)	1,603,540	107,886,171
Intellia Therapeutics, Inc. (a)	984,005	13,992,551
Invivyd, Inc. (a)	810,096	723,011
Iovance Biotherapeutics, Inc. (a)(b)	2,587,803	27,016,663
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,424,303	5,625,997
iTeos Therapeutics, Inc. (a)(b)	269,019	2,273,211
Janux Therapeutics, Inc. (a)	286,842	15,486,600
Jasper Therapeutics, Inc. (a)	114,779	2,431,019
Kalvista Pharmaceuticals, Inc. (a)(b)	392,382	4,029,763
Keros Therapeutics, Inc. (a)	300,632	17,448,681
Kiniksa Pharmaceuticals Intern (a)(b)	383,573	8,664,914
Kodiak Sciences, Inc. (a)	332,968	1,265,278
Korro Bio, Inc. (a)	61,933	3,561,148
Krystal Biotech, Inc. (a)(b)	253,393	43,717,894
Kura Oncology, Inc. (a)	742,921	12,421,639
Kymera Therapeutics, Inc. (a)	455,715	21,040,362
Kyverna Therapeutics, Inc. (b)	167,929	802,701
Larimar Therapeutics, Inc. (a)	428,390	3,523,508
Lenz Therapeutics, Inc. (b)	127,851	3,446,863
Lexeo Therapeutics, Inc.	236,920	1,871,668
Lexicon Pharmaceuticals, Inc. (a)(b)	1,172,816	2,286,991
Lineage Cell Therapeutics, Inc. (a)(b)	1,523,414	1,266,414
Lyell Immunopharma, Inc. (a)(b)	1,633,589	1,568,736
Macrogenics, Inc. (a)	622,660	2,278,936
Madrigal Pharmaceuticals, Inc. (a)(b)	179,017	46,426,269
MannKind Corp. (a)(b)	2,701,876	19,102,263
MeiraGTx Holdings PLC (a)	393,020	2,177,331
Mersana Therapeutics, Inc. (a)	1,160,329	2,100,195
Metagenomi, Inc.	58,596	115,434
MiMedx Group, Inc. (a)	1,209,883	8,287,699
Mineralys Therapeutics, Inc. (a)	291,804	3,904,338
Mirum Pharmaceuticals, Inc. (a)(b)	399,648	15,370,462
Monte Rosa Therapeutics, Inc. (a)(b)	420,350	3,572,975
Myriad Genetics, Inc. (a)	913,539	20,061,316
Neurogene, Inc. (a)	105,394	4,638,390
Nkarta, Inc. (a)	539,640	1,662,091
Novavax, Inc. (a)(b)	1,442,304	13,860,541
Nurix Therapeutics, Inc. (a)	653,307	16,058,286
Nuvalent, Inc. Class A (a)(b)	353,678	31,296,966
Ocugen, Inc. (a)(b)	2,620,747	2,387,501
Olema Pharmaceuticals, Inc. (a)(b)	407,686	4,700,620
Omniab, Inc. (a)(b)(c)	45,323	129,624
Omniab, Inc. (a)(b)(c)	45,323	118,746
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)	735,332	2,036,870
ORIC Pharmaceuticals, Inc. (a)(b)	628,552	5,895,818
Outlook Therapeutics, Inc. (a)(b)	151,790	874,310
Ovid Therapeutics, Inc. (a)(b)	590,368	667,116
PepGen, Inc. (a)(b)	157,371	1,041,796
Perspective Therapeutics, Inc. (a)	551,355	6,511,503
Poseida Therapeutics, Inc. (a)	700,378	1,659,896
Praxis Precision Medicines, Inc. (a)	176,298	12,339,097
Precigen, Inc. (a)(b)	1,305,384	1,028,904
Prelude Therapeutics, Inc. (a)(b)	136,343	163,612
Prime Medicine, Inc. (a)(b)	578,108	2,243,059
ProKidney Corp. Class A (a)(b)	1,056,195	1,689,912
Protagonist Therapeutics, Inc. (a)	598,032	27,413,787
Prothena Corp. PLC (a)	434,119	7,380,023
PTC Therapeutics, Inc. (a)	776,555	31,000,076
Puma Biotechnology, Inc. (a)	415,526	1,184,249
Pyxis Oncology, Inc. (a)(b)	495,902	1,765,411
Q32 Bio, Inc. (a)	60,971	2,879,660
RAPT Therapeutics, Inc. (a)(b)	295,807	627,111
Recursion Pharmaceuticals, Inc. Class A (a)(b)	2,438,083	15,408,685
REGENXBIO, Inc. (a)	465,443	3,998,155
Regulus Therapeutics, Inc. (a)	637,259	930,398
Relay Therapeutics, Inc. (a)	1,015,519	5,722,450
Renovaro, Inc. (a)(b)	499,777	265,931
Replimune Group, Inc. (a)	618,932	7,278,640
Revolution Medicines, Inc. (a)	1,554,921	83,188,274
Rhythm Pharmaceuticals, Inc. (a)	559,833	26,720,829
Rigel Pharmaceuticals, Inc. (a)	177,082	2,413,628
Rocket Pharmaceuticals, Inc. (a)	670,583	11,165,207
Sage Therapeutics, Inc. (a)	550,008	3,344,049
Sana Biotechnology, Inc. (a)(b)	1,346,733	4,713,566
Savara, Inc. (a)(b)	1,174,411	4,268,984
Scholar Rock Holding Corp. (a)	698,913	19,877,086
Sera Prognostics, Inc. (a)(b)	282,730	2,174,194
Shattuck Labs, Inc. (a)(b)	398,537	502,157
Skye Bioscience, Inc. (a)(b)	173,972	911,613
Soleno Therapeutics, Inc. (a)	236,457	13,019,322
Solid Biosciences, Inc. (a)	233,667	1,289,842
SpringWorks Therapeutics, Inc. (a)	702,740	21,173,556
Spyre Therapeutics, Inc. (a)(b)	353,758	11,507,748
Stoke Therapeutics, Inc. (a)	365,159	4,513,365
Summit Therapeutics, Inc. (a)(b)	893,646	16,612,879
Sutro Biopharma, Inc. (a)	833,198	2,707,894
Syndax Pharmaceuticals, Inc. (a)	839,920	15,840,891
Tango Therapeutics, Inc. (a)	484,401	2,632,719
Taysha Gene Therapies, Inc. (a)	1,747,855	2,953,875
Tenaya Therapeutics, Inc. (a)	566,317	1,087,329
Tevogen Bio Holdings, Inc. Class A (a)(b)	226,324	572,600
TG Therapeutics, Inc. (a)(b)	1,426,606	35,750,746
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Tourmaline Bio, Inc.	235,338	6,005,826
Travere Therapeutics, Inc. (a)	751,854	13,157,445
TScan Therapeutics, Inc. (a)	389,381	1,767,790
Twist Bioscience Corp. (a)	588,916	23,768,650
Tyra Biosciences, Inc. (a)	208,364	3,475,512
UroGen Pharma Ltd. (a)(b)	384,203	4,710,329
Vanda Pharmaceuticals, Inc. (a)(b)	571,718	2,658,489
Vaxcyte, Inc. (a)	1,218,480	129,585,348
Vera Therapeutics, Inc. (a)	398,414	16,087,957
Veracyte, Inc. (a)	785,956	26,518,155
Verastem, Inc. (a)(b)	382,588	1,438,531
Vericel Corp. (a)	494,991	21,799,404
Verve Therapeutics, Inc. (a)(b)	722,725	4,141,214
Vir Biotechnology, Inc. (a)	912,040	6,831,180
Viridian Therapeutics, Inc. (a)(b)	639,199	13,787,522
Voyager Therapeutics, Inc. (a)(b)	464,020	3,169,257
Werewolf Therapeutics, Inc. (a)(b)	310,268	792,735
X4 Pharmaceuticals, Inc. (a)(b)	1,737,079	868,887
Xbiotech, Inc. (a)	199,328	1,447,121
Xencor, Inc. (a)	606,019	12,732,459
XOMA Corp. (a)(b)	80,741	2,438,378
Y-mAbs Therapeutics, Inc. (a)(b)	377,905	5,483,402
Zentalis Pharmaceuticals, Inc. (a)	575,851	1,572,073
Zura Bio Ltd. Class A (a)	448,646	1,974,042
Zymeworks, Inc. (a)	572,900	7,848,730
		2,399,509,025
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	976,639	1,689,585
Alphatec Holdings, Inc. (a)(b)	1,036,963	8,140,160
Angiodynamics, Inc. (a)	384,926	2,575,155
Artivion, Inc. (a)	406,584	10,705,357
Atricure, Inc. (a)	483,563	16,044,620
Avanos Medical, Inc. (a)	463,720	8,662,290
AxoGen, Inc. (a)	435,255	6,093,570
Axonics, Inc. (a)	519,980	36,554,594
Bioventus, Inc. (a)	385,621	5,232,877
Cerus Corp. (a)(b)	1,850,465	2,905,230
CONMED Corp.	314,554	21,465,165
CVRx, Inc. (a)(b)	135,024	1,771,515
Embecta Corp.	589,282	8,297,091
Fractyl Health, Inc. (b)	342,308	963,597
Glaukos Corp. (a)	499,639	66,077,258
Haemonetics Corp. (a)	511,348	36,387,524
ICU Medical, Inc. (a)	219,015	37,392,431
Inari Medical, Inc. (a)	539,686	26,120,802
InMode Ltd. (a)(b)	812,819	13,882,949
Inogen, Inc. (a)	242,469	2,116,754
Integer Holdings Corp. (a)(b)	340,267	42,278,175
Integra LifeSciences Holdings Corp. (a)	687,174	12,891,384
IRadimed Corp.	83,329	4,105,620
iRhythm Technologies, Inc. (a)	318,819	23,095,248
Lantheus Holdings, Inc. (a)	702,863	77,202,472
LeMaitre Vascular, Inc.	208,324	18,413,758
LivaNova PLC (a)	556,641	28,733,808
Merit Medical Systems, Inc. (a)	583,340	57,552,324
Neogen Corp. (a)(b)	2,227,393	31,807,172
NeuroPace, Inc. (a)	137,159	884,676
Nevro Corp. (a)	364,379	2,007,728
Novocure Ltd. (a)	1,087,477	16,507,901
Omnicell, Inc. (a)	465,014	22,618,281
OraSure Technologies, Inc. (a)	729,206	2,964,222
Orchestra BioMed Holdings, Inc. (a)(b)	237,660	1,223,949
Orthofix Medical, Inc. (a)	345,119	5,587,477
OrthoPediatrics Corp. (a)	168,739	4,476,646
Paragon 28, Inc. (a)(b)	479,056	2,538,997
PROCEPT BioRobotics Corp. (a)(b)	433,316	38,998,440
Pulmonx Corp. (a)	385,985	2,412,406
Pulse Biosciences, Inc. (a)(b)	188,808	3,290,923
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	17,423	90,346
warrants 6/26/30 (a)(b)	17,423	90,346
RxSight, Inc. (a)	367,555	18,620,336
Sanara Medtech, Inc. (a)(b)	41,509	1,369,797
Semler Scientific, Inc. (a)(b)	48,643	1,429,131
SI-BONE, Inc. (a)	416,667	5,750,005
Sight Sciences, Inc. (a)	363,773	1,818,865
Staar Surgical Co. (a)	505,399	14,651,517
Stereotaxis, Inc. (a)	559,566	1,096,749
SurModics, Inc. (a)	138,791	5,207,438
Tactile Systems Technology, Inc. (a)	243,457	3,532,561
Tandem Diabetes Care, Inc. (a)	661,395	20,747,961
TransMedics Group, Inc. (a)(b)	327,938	26,881,078
Treace Medical Concepts, Inc. (a)	496,536	2,313,858
UFP Technologies, Inc. (a)	74,309	19,840,503
Utah Medical Products, Inc.	33,353	2,113,913
Varex Imaging Corp. (a)	391,128	5,135,511
Zimvie, Inc. (a)	275,307	3,789,601
Zynex, Inc. (a)(b)	153,357	1,323,471
		848,473,118
Health Care Providers & Services - 2.7%
Accolade, Inc. (a)	741,497	2,350,545
AdaptHealth Corp. (a)	1,037,166	10,672,438
Addus HomeCare Corp. (a)	178,041	22,151,861
agilon health, Inc. (a)	3,140,664	8,008,693
AirSculpt Technologies, Inc. (a)(b)	135,366	770,233
Alignment Healthcare, Inc. (a)	1,022,382	12,677,537
AMN Healthcare Services, Inc. (a)	385,682	14,632,775
Ardent Health Partners, Inc.	123,815	2,154,381
Astrana Health, Inc. (a)	441,097	23,722,197
Aveanna Healthcare Holdings, Inc. (a)	538,760	2,505,234
BrightSpring Health Services, Inc. (a)(b)	549,641	8,228,126
Brookdale Senior Living, Inc. (a)	1,943,387	12,185,036
Castle Biosciences, Inc. (a)(b)	264,553	9,172,053
Community Health Systems, Inc. (a)	1,286,475	5,210,224
Concentra Group Holdings Parent, Inc. (b)	231,456	4,691,613
Corvel Corp. (a)	90,764	27,031,334
Cross Country Healthcare, Inc. (a)	321,984	3,673,837
DocGo, Inc. Class A (a)(b)	1,036,542	3,638,262
Enhabit Home Health & Hospice (a)	500,824	3,450,677
Fulgent Genetics, Inc. (a)	201,395	4,319,923
GeneDx Holdings Corp. Class A (a)(b)	128,029	10,458,689
Guardant Health, Inc. (a)(b)	1,203,249	26,327,088
HealthEquity, Inc. (a)	863,517	73,614,824
Hims & Hers Health, Inc. Class A (a)(b)	1,938,089	36,494,216
InfuSystems Holdings, Inc. (a)(b)	198,696	1,229,928
Innovage Holding Corp. (a)	194,905	1,130,449
LifeStance Health Group, Inc. (a)	1,427,200	9,576,512
Modivcare, Inc. (a)(b)	111,880	1,809,100
Nano-X Imaging Ltd. (a)(b)	553,918	3,140,715
National Healthcare Corp.	128,153	14,869,593
National Research Corp. Class A	155,151	2,812,888
NeoGenomics, Inc. (a)	1,302,997	17,707,729
Opko Health, Inc. (a)(b)	3,311,659	5,000,605
Option Care Health, Inc. (a)	1,748,827	40,292,974
Owens & Minor, Inc. (a)	767,477	9,754,633
PACS Group, Inc.	402,945	17,197,693
Patterson Companies, Inc.	804,351	16,899,415
Pediatrix Medical Group, Inc. (a)	859,103	10,584,149
Pennant Group, Inc. (a)	293,228	9,374,499
Performant Financial Corp. (a)(b)	726,762	2,827,104
Privia Health Group, Inc. (a)	1,045,201	19,189,890
Progyny, Inc. (a)	859,680	12,938,184
Quipt Home Medical Corp. (a)(b)	407,912	1,068,729
RadNet, Inc. (a)	675,401	43,928,081
Select Medical Holdings Corp.	1,104,795	35,441,824
Sonida Senior Living, Inc. (a)(b)	35,674	938,583
Surgery Partners, Inc. (a)(b)	784,627	22,597,258
Talkspace, Inc. Class A (a)(b)	1,267,205	3,966,352
The Ensign Group, Inc.	565,663	87,672,108
The Joint Corp. (a)(b)	111,849	1,235,931
U.S. Physical Therapy, Inc.	152,703	12,243,727
Viemed Healthcare, Inc. (a)	350,782	2,999,186
		736,569,635
Health Care Technology - 0.4%
Definitive Healthcare Corp. (a)	542,828	2,252,736
Evolent Health, Inc. Class A (a)	1,179,506	27,541,465
Health Catalyst, Inc. (a)	600,760	4,667,905
HealthStream, Inc.	248,208	7,256,361
Lifemd, Inc. (a)(b)	359,618	1,467,241
OptimizeRx Corp. (a)	180,810	943,828
Phreesia, Inc. (a)	567,240	10,374,820
Schrodinger, Inc. (a)(b)	569,208	10,015,215
Simulations Plus, Inc.	162,618	4,426,462
Teladoc Health, Inc. (a)	1,735,872	15,622,848
Waystar Holding Corp. (b)	440,825	12,576,737
		97,145,618
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)(b)	1,183,607	5,728,658
Akoya Biosciences, Inc. (a)(b)	271,156	763,304
BioLife Solutions, Inc. (a)	369,186	8,638,952
ChromaDex, Inc. (a)(b)	501,080	1,748,769
Codexis, Inc. (a)(b)	712,798	2,238,186
Conduit Pharmaceuticals, Inc. Class A (a)(b)	233,354	21,235
CryoPort, Inc. (a)	440,407	2,933,111
Cytek Biosciences, Inc. (a)	1,240,061	6,132,102
Harvard Bioscience, Inc. (a)(b)	408,164	959,185
Lifecore Biomedical (a)(b)	222,118	1,261,630
Maravai LifeSciences Holdings, Inc. Class A (a)	1,124,052	8,329,225
MaxCyte, Inc. (a)	1,063,528	3,807,430
Mesa Laboratories, Inc.	52,458	5,982,310
Nautilus Biotechnology, Inc. Class A (a)	490,817	1,276,124
OmniAb, Inc. (a)(b)	928,731	3,798,510
Pacific Biosciences of California, Inc. (a)(b)	2,790,321	6,054,997
Quanterix Corp. (a)	367,185	4,852,350
Quantum-Si, Inc. Class A (a)	1,026,306	719,441
Standard BioTools, Inc. (a)(b)	2,994,347	5,868,920
		71,114,439
Pharmaceuticals - 1.9%
Alto Neuroscience, Inc. (b)	217,544	846,246
Alumis, Inc. (b)	134,424	1,521,680
Amneal Intermediate, Inc. Class A, (a)(b)	1,618,229	13,706,400
Amphastar Pharmaceuticals, Inc. (a)(b)	392,263	19,821,049
ANI Pharmaceuticals, Inc. (a)	188,115	10,768,643
Aquestive Therapeutics, Inc. (a)(b)	756,851	4,155,112
Arvinas Holding Co. LLC (a)	657,209	17,370,034
Atea Pharmaceuticals, Inc. (a)	768,638	2,490,387
Avadel Pharmaceuticals PLC sponsored (a)	941,713	14,568,300
Axsome Therapeutics, Inc. (a)(b)	372,170	33,134,295
Biote Corp. Class A (a)	268,262	1,368,136
Cassava Sciences, Inc. (a)(b)	414,389	10,693,308
Collegium Pharmaceutical, Inc. (a)(b)	332,061	11,336,563
Contineum Therapeutics, Inc. Class A	57,380	961,689
Corcept Therapeutics, Inc. (a)	825,704	40,434,725
CorMedix, Inc. (a)(b)	564,815	5,679,215
Edgewise Therapeutics, Inc. (a)	741,594	24,895,311
Enliven Therapeutics, Inc. (a)(b)	359,068	10,000,044
Esperion Therapeutics, Inc. (a)(b)	1,924,502	3,925,984
Evolus, Inc. (a)	564,032	9,205,002
Eyepoint Pharmaceuticals, Inc. (a)(b)	511,404	6,014,111
Fulcrum Therapeutics, Inc. (a)(b)	636,018	2,009,817
Harmony Biosciences Holdings, Inc. (a)(b)	309,544	9,945,649
Harrow, Inc. (a)(b)	312,109	14,063,632
Innoviva, Inc. (a)(b)	558,394	10,922,187
Ligand Pharmaceuticals, Inc. (a)(b)	174,171	18,409,875
Liquidia Corp. (a)(b)	588,618	6,386,505
Longboard Pharmaceuticals, Inc. (a)	330,164	19,717,394
Lyra Therapeutics, Inc. (a)(b)	323,038	88,803
MediWound Ltd. (a)(b)	79,134	1,432,325
Mind Medicine (MindMed), Inc. (a)(b)	736,595	4,640,549
Nektar Therapeutics (a)	1,822,896	2,169,246
Neumora Therapeutics, Inc. (a)(b)	860,150	9,848,718
Novartis AG rights (a)(c)	526,013	6
Nuvation Bio, Inc. Class A (a)	1,854,198	4,097,778
Ocular Therapeutix, Inc. (a)(b)	1,591,055	16,753,809
Omeros Corp. (a)(b)	565,390	2,284,176
Pacira Biosciences, Inc. (a)(b)	463,781	7,698,765
Phathom Pharmaceuticals, Inc. (a)(b)	346,596	5,944,121
Phibro Animal Health Corp. Class A	208,764	4,826,624
Pliant Therapeutics, Inc. (a)(b)	580,360	8,165,665
Prestige Consumer Healthcare, Inc. (a)(b)	503,971	37,167,861
Rapport Therapeutics, Inc. (a)(b)	94,220	2,311,217
Revance Therapeutics, Inc. (a)	1,062,384	6,268,066
Scilex Holding Co. (a)(h)	528,042	405,663
scPharmaceuticals, Inc. (a)	289,091	1,199,728
SIGA Technologies, Inc. (b)	472,305	3,410,042
Supernus Pharmaceuticals, Inc. (a)	512,172	17,449,700
Tarsus Pharmaceuticals, Inc. (a)(b)	376,118	16,733,490
Telomir Pharmaceuticals, Inc. (b)	48,079	195,201
Terns Pharmaceuticals, Inc. (a)	588,545	4,037,419
Theravance Biopharma, Inc. (a)	369,651	3,045,924
Third Harmonics Bio, Inc. (a)(b)	204,138	2,815,063
Trevi Therapeutics, Inc. (a)	599,104	1,764,361
Ventyx Biosciences, Inc. (a)(b)	613,857	1,325,931
Verrica Pharmaceuticals, Inc. (a)(b)	190,393	266,550
WAVE Life Sciences (a)	788,562	10,811,185
Xeris Biopharma Holdings, Inc. (a)(b)	1,425,826	4,591,160
Zevra Therapeutics, Inc. (a)	428,981	3,496,195
		509,596,634
TOTAL HEALTH CARE		4,662,408,469
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.2%
AAR Corp. (a)	350,920	20,599,004
AeroVironment, Inc. (a)	267,195	57,436,237
AerSale Corp. (a)	331,092	1,744,855
Archer Aviation, Inc. Class A (a)(b)	2,372,408	7,473,085
Astronics Corp. (a)	294,784	5,126,294
Byrna Technologies, Inc. (a)(b)	178,589	2,573,467
Cadre Holdings, Inc.	265,013	9,214,502
Ducommun, Inc. (a)	137,532	8,085,506
Eve Holding, Inc. (a)(b)	308,081	948,889
Intuitive Machines, Inc. Class A (a)(b)	289,297	2,256,517
Kratos Defense & Security Solutions, Inc. (a)	1,510,259	34,313,084
Leonardo DRS, Inc. (a)	754,636	22,691,905
Mercury Systems, Inc. (a)	558,254	18,059,517
Moog, Inc. Class A	290,260	54,743,036
National Presto Industries, Inc.	51,876	3,731,441
Park Aerospace Corp.	187,620	2,538,499
Redwire Corp. Class A (a)	231,576	1,780,819
Rocket Lab U.S.A., Inc. Class A (a)(b)	3,552,926	38,016,308
Triumph Group, Inc. (a)	746,289	10,328,640
V2X, Inc. (a)	125,227	7,713,983
Virgin Galactic Holdings, Inc. (a)(b)	195,706	1,285,788
VirTra, Inc. (a)(b)	106,750	651,175
		311,312,551
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	520,579	8,974,782
Forward Air Corp. (b)	254,721	8,999,293
Hub Group, Inc. Class A	623,722	27,063,298
Radiant Logistics, Inc. (a)	363,459	2,417,002
		47,454,375
Building Products - 1.5%
American Woodmark Corp. (a)	158,537	14,380,891
Apogee Enterprises, Inc.	223,499	16,726,665
AZZ, Inc.	300,249	22,872,969
Caesarstone Sdot-Yam Ltd. (a)	202,962	817,937
CSW Industrials, Inc.	169,088	59,704,973
Gibraltar Industries, Inc. (a)	312,072	21,061,739
Griffon Corp.	382,585	24,056,945
Insteel Industries, Inc.	190,539	5,138,837
Janus International Group, Inc. (a)	1,442,969	10,620,252
Jeld-Wen Holding, Inc. (a)	873,022	12,361,992
MasterBrand, Inc. (a)	1,292,808	23,218,832
Quanex Building Products Corp.	450,250	13,084,265
Resideo Technologies, Inc. (a)	1,489,436	29,297,206
Tecnoglass, Inc.	230,106	15,769,164
UFP Industries, Inc.	617,886	75,592,173
Zurn Elkay Water Solutions Cor	1,466,477	52,939,820
		397,644,660
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	644,707	34,208,153
ACCO Brands Corp.	943,235	4,621,852
ACV Auctions, Inc. Class A (a)	1,514,779	26,190,529
Aris Water Solution, Inc. Class A (b)	276,242	4,557,993
Bridger Aerospace Group Holdings, Inc. (a)(b)	94,401	319,075
BrightView Holdings, Inc. (a)	598,202	9,798,549
Casella Waste Systems, Inc. Class A (a)	628,819	61,548,804
CECO Environmental Corp. (a)	299,513	7,128,409
Cimpress PLC (a)	176,279	12,165,014
CompX International, Inc. Class A	16,150	455,269
CoreCivic, Inc. (a)	1,123,305	15,512,842
Deluxe Corp.	454,293	8,522,537
Driven Brands Holdings, Inc. (a)	607,236	9,017,455
Ennis, Inc.	258,493	5,262,917
Enviri Corp. (a)	808,522	6,193,279
Healthcare Services Group, Inc. (a)	751,232	8,241,015
HNI Corp.	480,281	23,668,248
Interface, Inc.	588,717	10,284,886
LanzaTech Global, Inc. Class A (a)(b)	1,141,545	1,929,211
Liquidity Services, Inc. (a)(b)	219,940	4,746,305
Matthews International Corp. Class A	303,010	7,057,103
Millerknoll, Inc.	710,937	15,896,551
Montrose Environmental Group, Inc. (a)	324,972	8,569,512
NL Industries, Inc.	87,454	655,030
OpenLane, Inc. (a)	1,088,697	17,201,413
Perma-Fix Environmental Services, Inc. (a)(b)	148,768	1,996,467
Pitney Bowes, Inc.	1,639,837	11,823,225
Quad/Graphics, Inc. Class A	306,856	1,948,536
Quest Resource Holding Corp. (a)(b)	171,488	1,337,606
Steelcase, Inc. Class A	944,639	11,364,007
The Brink's Co.	457,525	47,028,995
The GEO Group, Inc. (a)	1,266,367	19,223,451
UniFirst Corp.	153,749	27,645,608
Viad Corp. (a)	207,607	7,772,806
Virco Manufacturing Co. (b)	113,174	1,587,831
VSE Corp.	162,503	16,676,058
		452,156,541
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	329,371	10,134,746
Arcosa, Inc.	496,005	46,445,908
Argan, Inc.	126,728	16,733,165
Bowman Consulting Group Ltd. (a)	135,167	2,743,890
Centuri Holdings, Inc. (b)	137,840	2,587,257
Concrete Pumping Holdings, Inc. (a)	241,221	1,338,777
Construction Partners, Inc. Class A (a)	439,048	34,566,249
Dycom Industries, Inc. (a)	289,965	50,549,598
Fluor Corp. (a)	1,742,241	91,084,359
Granite Construction, Inc.	449,679	37,795,520
Great Lakes Dredge & Dock Corp. (a)	671,527	7,675,554
IES Holdings, Inc. (a)	84,445	18,465,166
Limbach Holdings, Inc. (a)	104,879	7,967,658
Matrix Service Co. (a)	266,874	2,996,995
MYR Group, Inc. (a)	167,219	21,905,689
Northwest Pipe Co. (a)	98,192	4,407,839
Orion Group Holdings, Inc. (a)	314,001	1,918,546
Primoris Services Corp.	546,200	34,203,044
Southland Holdings, Inc. (a)	96,699	280,427
Sterling Construction Co., Inc. (a)	309,100	47,740,495
Tutor Perini Corp. (a)	444,858	11,530,719
		453,071,601
Electrical Equipment - 1.3%
374Water, Inc. (a)	666,221	1,039,305
Allient, Inc.	145,491	2,515,539
American Superconductor Corp. (a)(b)	358,227	8,783,726
Amprius Technologies, Inc. (a)(b)	166,792	225,169
Array Technologies, Inc. (a)	1,554,085	10,148,175
Atkore, Inc.	374,444	32,112,317
Blink Charging Co. (a)(b)	988,443	1,957,117
Bloom Energy Corp. Class A (a)(b)	2,030,771	19,495,402
ChargePoint Holdings, Inc. Class A (a)(b)	3,966,419	4,759,703
Energy Vault Holdings, Inc. Class A (a)(b)	1,062,258	1,986,422
EnerSys	407,957	39,514,715
Enovix Corp. (a)(b)	1,566,861	14,109,583
Fluence Energy, Inc. Class A (a)(b)	623,538	13,561,952
Freyr Battery, Inc. (b)	1,136,200	1,102,114
FuelCell Energy, Inc. (a)(b)	4,915,717	1,691,007
GrafTech International Ltd. (a)	2,620,347	4,454,590
LSI Industries, Inc.	284,355	4,652,048
NANO Nuclear Energy, Inc. (b)	40,881	799,632
Net Power, Inc. Class A (a)(b)	214,636	1,936,017
Nextracker, Inc. Class A (a)	1,472,479	58,634,114
NuScale Power Corp. Class A (a)(b)	809,519	15,494,194
Plug Power, Inc. (a)(b)	7,596,109	14,888,374
Powell Industries, Inc.	95,495	24,349,315
Preformed Line Products Co.	24,706	3,038,838
SES AI Corp. Class A (a)(b)	1,343,020	635,651
Shoals Technologies Group, Inc. (a)(b)	1,747,040	9,451,486
SolarMax Technology, Inc. (b)	54,742	51,145
Solidion Technology, Inc. Class A (a)(b)	81,518	39,316
Stem, Inc. (a)(b)	1,580,689	596,710
Sunrun, Inc. (a)(b)	2,231,223	32,241,172
Thermon Group Holdings, Inc. (a)	340,936	8,935,933
TPI Composites, Inc. (a)(b)	470,329	1,601,470
Ultralife Corp. (a)	103,929	874,043
Vicor Corp. (a)	233,667	10,680,919
		346,357,213
Ground Transportation - 0.4%
ArcBest Corp.	240,827	25,089,357
Covenant Transport Group, Inc. Class A	83,036	4,201,622
FTAI Infrastructure LLC	1,030,616	8,317,071
Heartland Express, Inc.	469,962	5,077,939
Hertz Global Holdings, Inc. (a)(b)	1,237,915	3,441,404
Marten Transport Ltd.	593,883	9,193,309
P.A.M. Transportation Services, Inc. (a)	60,833	941,695
Proficient Auto Logistics, Inc.	153,366	1,256,068
RXO, Inc. (a)(b)	1,384,832	39,038,414
Universal Logistics Holdings, Inc.	71,100	2,989,044
Werner Enterprises, Inc.	627,504	23,148,623
		122,694,546
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	259,695	6,183,338
Machinery - 3.7%
3D Systems Corp. (a)	1,295,545	3,886,635
Alamo Group, Inc.	104,551	17,725,577
Albany International Corp. Class A	318,872	21,657,786
Astec Industries, Inc.	232,809	7,398,670
Atmus Filtration Technologies, Inc.	853,191	33,223,258
Barnes Group, Inc.	474,068	22,167,420
Blue Bird Corp. (a)	329,747	13,885,646
Chart Industries, Inc. (a)(b)	438,799	52,971,815
Columbus McKinnon Corp. (NY Shares)	289,308	9,202,887
Commercial Vehicle Group, Inc. (a)	327,922	954,253
Douglas Dynamics, Inc.	230,179	5,213,554
Eastern Co.	53,382	1,662,315
Energy Recovery, Inc. (a)	579,705	10,353,531
Enerpac Tool Group Corp. Class A	554,910	24,482,629
EnPro Industries, Inc.	215,028	31,310,227
ESCO Technologies, Inc.	264,664	33,225,919
Federal Signal Corp.	614,697	50,140,834
Franklin Electric Co., Inc.	462,922	44,306,265
Gencor Industries, Inc. (a)	104,915	2,089,907
Gorman-Rupp Co.	214,537	7,927,142
Graham Corp. (a)	105,529	2,956,923
Helios Technologies, Inc.	339,043	15,640,054
Hillenbrand, Inc.	716,181	19,730,787
Hillman Solutions Corp. Class A (a)	2,015,960	21,369,176
Hyliion Holdings Corp. Class A (a)(b)	1,447,086	3,458,536
Hyster-Yale Materials Handling, Inc. Class A	117,448	7,454,425
John Bean Technologies Corp.	323,747	36,071,891
Kadant, Inc.	119,918	39,939,889
Kennametal, Inc.	808,779	20,478,284
L.B. Foster Co. Class A (a)	90,834	1,712,221
Lindsay Corp.	110,403	13,215,239
Luxfer Holdings PLC sponsored	279,842	4,018,531
Manitowoc Co., Inc. (a)	347,383	3,244,557
Mayville Engineering Co., Inc. (a)	130,461	2,670,537
Miller Industries, Inc.	114,573	7,520,572
Mueller Industries, Inc. (b)	1,141,736	93,588,100
Mueller Water Products, Inc.	1,586,838	34,259,832
NN, Inc. (a)	475,099	1,496,562
Omega Flex, Inc.	35,962	1,838,377
Park-Ohio Holdings Corp.	87,467	2,490,185
Proto Labs, Inc. (a)	261,165	7,155,921
REV Group, Inc.	526,202	13,944,353
Shyft Group, Inc. (The)	343,921	4,443,459
SPX Technologies, Inc. (a)	460,094	66,018,888
Standex International Corp.	118,898	21,862,964
Taylor Devices, Inc. (a)(b)	24,500	1,151,990
Tennant Co.	193,322	16,927,274
Terex Corp.	680,373	35,182,088
The Greenbrier Companies, Inc.	313,456	18,578,537
Titan International, Inc. (a)	500,559	3,223,600
Trinity Industries, Inc.	833,426	28,569,843
Twin Disc, Inc.	111,745	1,297,359
Wabash National Corp.	444,593	7,753,702
Watts Water Technologies, Inc. Class A	279,479	53,265,903
		1,006,316,829
Marine Transportation - 0.3%
Costamare, Inc.	438,527	5,968,352
Genco Shipping & Trading Ltd.	430,534	6,776,605
Golden Ocean Group Ltd. (b)	1,247,230	13,370,306
Himalaya Shipping Ltd.	301,952	1,980,805
Matson, Inc.	346,709	53,701,757
Pangaea Logistics Solutions Ltd.	318,149	2,042,517
Safe Bulkers, Inc.	613,210	2,569,350
		86,409,692
Passenger Airlines - 0.4%
Allegiant Travel Co.	158,249	10,287,767
Blade Air Mobility, Inc. (a)(b)	595,863	2,142,127
Frontier Group Holdings, Inc. (a)(b)	427,625	2,599,960
JetBlue Airways Corp. (a)(b)	3,184,693	18,152,750
Joby Aviation, Inc. (a)(b)	4,103,731	19,697,909
SkyWest, Inc. (a)	404,763	38,533,438
Spirit Airlines, Inc. (b)	1,097,631	2,634,314
Sun Country Airlines Holdings, Inc. (a)	399,487	5,612,792
Wheels Up Experience, Inc. Class A (a)(b)	913,397	1,863,330
		101,524,387
Professional Services - 2.3%
Alight, Inc. Class A (a)(b)	4,323,646	29,962,867
Asure Software, Inc. (a)(b)	242,079	2,401,424
Barrett Business Services, Inc.	263,037	9,519,309
BlackSky Technology, Inc. Class A (a)(b)	136,868	865,006
CBIZ, Inc. (a)	488,775	33,691,261
Conduent, Inc. (a)	1,612,907	5,806,465
CRA International, Inc.	67,408	12,277,693
CSG Systems International, Inc.	300,574	14,009,754
DLH Holdings Corp. (a)	81,999	664,192
ExlService Holdings, Inc. (a)	1,602,894	66,792,593
Exponent, Inc.	516,190	48,718,012
First Advantage Corp. (a)(b)	521,583	9,451,084
FiscalNote Holdings, Inc. Class A (a)(b)	618,822	563,128
Forrester Research, Inc. (a)	116,277	1,705,784
Franklin Covey Co. (a)	114,889	4,573,731
Heidrick & Struggles International, Inc.	206,371	8,060,851
Hirequest, Inc. (b)	56,865	756,873
Huron Consulting Group, Inc. (a)	178,718	20,683,034
IBEX Ltd. (a)(b)	89,782	1,612,485
ICF International, Inc.	190,045	32,039,687
Innodata, Inc. (a)(b)	276,382	5,558,042
Insperity, Inc.	365,686	28,805,086
Kelly Services, Inc. Class A (non-vtg.)	312,792	6,252,712
Kforce, Inc.	190,604	11,015,005
Korn Ferry	531,356	37,540,301
LegalZoom.com, Inc. (a)	1,410,921	10,130,413
Maximus, Inc.	621,273	53,702,838
MISTRAS Group, Inc. (a)	219,062	1,851,074
NV5 Global, Inc. (a)	581,897	13,296,346
Planet Labs PBC Class A (a)(b)	2,184,261	4,827,217
Resources Connection, Inc.	325,059	2,616,725
Spire Global, Inc. (a)(b)	227,403	2,251,290
Sterling Check Corp. (a)(b)	340,363	5,697,677
TriNet Group, Inc.	323,962	27,501,134
TrueBlue, Inc. (a)	293,632	2,199,304
Ttec Holdings, Inc.	199,612	1,037,982
Upwork, Inc. (a)	1,272,543	17,255,683
Verra Mobility Corp. Class A (a)	1,698,528	44,110,772
Willdan Group, Inc. (a)	129,244	6,114,534
WNS Holdings Ltd.	461,904	22,166,773
		608,086,141
Trading Companies & Distributors - 2.4%
Alta Equipment Group, Inc. (b)	269,409	1,751,159
Applied Industrial Technologies, Inc.	392,192	90,827,745
Beacon Roofing Supply, Inc. (a)	649,419	59,792,007
BlueLinx Corp. (a)	84,656	9,266,446
Boise Cascade Co.	404,290	53,782,699
Custom Truck One Source, Inc. Class A (a)(b)	517,880	2,118,129
Distribution Solutions Group I (a)	108,018	4,158,693
DNOW, Inc. (a)	1,075,006	12,717,321
DXP Enterprises, Inc. (a)	127,286	6,247,197
EVI Industries, Inc.	52,257	1,038,869
FTAI Aviation Ltd.	1,036,542	139,352,682
GATX Corp.	362,976	50,003,574
Global Industrial Co.	139,799	3,708,867
GMS, Inc. (a)	408,278	36,700,109
H&E Equipment Services, Inc.	329,054	17,193,072
Herc Holdings, Inc.	287,257	60,076,929
Hudson Technologies, Inc. (a)	447,942	3,435,715
Karat Packaging, Inc.	71,273	1,902,989
McGrath RentCorp.	248,403	28,243,421
MRC Global, Inc. (a)	858,188	10,521,385
Rush Enterprises, Inc.:
Class A	706,038	39,947,630
Class B	3,037	147,477
Titan Machinery, Inc. (a)	204,306	2,804,100
Transcat, Inc. (a)	92,021	8,794,447
Willis Lease Finance Corp.	29,294	5,311,881
Xometry, Inc. Class A (a)(b)	429,570	8,453,938
		658,298,481
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	115,931	1,279,878
TOTAL INDUSTRIALS		4,598,790,233
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	807,645	4,906,443
Applied Optoelectronics, Inc. (a)(b)	378,831	5,917,340
Aviat Networks, Inc. (a)	115,843	2,368,989
Calix, Inc. (a)	601,036	21,264,654
Clearfield, Inc. (a)(b)	124,796	4,483,920
CommScope Holding Co., Inc. (a)	2,157,275	14,518,461
Digi International, Inc. (a)(b)	365,617	10,591,924
Extreme Networks, Inc. (a)	1,281,882	19,138,498
Harmonic, Inc. (a)	1,130,451	12,536,702
Infinera Corp. (a)(b)	2,066,601	13,887,559
NETGEAR, Inc. (a)	287,611	6,304,433
NetScout Systems, Inc. (a)	704,871	14,823,437
Ribbon Communications, Inc. (a)	933,516	3,323,317
ViaSat, Inc. (a)(b)	1,258,325	12,079,920
Viavi Solutions, Inc. (a)	2,245,595	20,704,386
		166,849,983
Electronic Equipment, Instruments & Components - 3.0%
908 Devices, Inc. (a)(b)	242,771	761,087
Advanced Energy Industries, Inc.	382,345	41,495,903
Aeva Technologies, Inc. (a)(b)	237,167	872,775
Arlo Technologies, Inc. (a)	971,183	9,867,219
Badger Meter, Inc.	299,832	59,981,392
Bel Fuse, Inc.:
Class A (b)	17,148	1,737,950
Class B (non-vtg.)	106,735	8,049,954
Belden, Inc.	413,706	47,108,702
Benchmark Electronics, Inc.	366,353	15,863,085
Climb Global Solutions, Inc.	43,434	4,447,207
CTS Corp.	307,216	15,204,120
Daktronics, Inc. (a)	377,639	4,920,636
ePlus, Inc. (a)	269,009	23,928,351
Evolv Technologies Holdings, Inc. (a)(b)	1,338,515	2,877,807
Fabrinet (a)	372,380	89,732,409
FARO Technologies, Inc. (a)	197,528	3,464,641
Insight Enterprises, Inc. (a)(b)	284,648	49,790,628
Iteris, Inc. (a)	436,197	3,136,256
Itron, Inc. (a)	469,103	52,426,951
Kimball Electronics, Inc. (a)	243,739	4,336,117
Knowles Corp. (a)	884,036	15,311,504
Lightwave Logic, Inc. (a)(b)	1,224,378	3,856,791
Methode Electronics, Inc.	356,113	3,105,305
MicroVision, Inc. (a)(b)	2,115,073	2,136,224
Mirion Technologies, Inc. Class A (a)	2,041,172	30,209,346
Napco Security Technologies, Inc.	360,490	13,871,655
nLIGHT, Inc. (a)	469,292	5,856,764
Novanta, Inc. (a)(b)	366,329	62,363,849
OSI Systems, Inc. (a)	165,011	21,816,104
Ouster, Inc. Class A (a)(b)	441,651	2,928,146
Par Technology Corp. (a)(b)	372,624	21,981,090
PC Connection, Inc.	118,142	7,519,738
Plexus Corp. (a)	277,412	39,975,069
Powerfleet, Inc. (a)(b)	965,622	4,857,079
Richardson Electronics Ltd.	123,237	1,693,276
Rogers Corp. (a)	191,418	19,195,397
Sanmina Corp. (a)	548,368	38,440,597
ScanSource, Inc. (a)	250,392	10,619,125
Smartrent, Inc. (a)(b)	1,952,969	3,300,518
TTM Technologies, Inc. (a)	1,031,393	23,144,459
Vishay Intertechnology, Inc.	1,283,990	21,776,470
Vishay Precision Group, Inc. (a)	122,224	2,836,819
		796,798,515
IT Services - 0.6%
Applied Digital Corp. (a)(b)	1,198,286	8,100,413
ASGN, Inc. (a)	460,749	42,434,983
Backblaze, Inc. Class A (a)	407,932	2,945,269
BigBear.ai Holdings, Inc. (a)(b)	1,037,380	1,649,434
BigCommerce Holdings, Inc. (a)(b)	711,537	3,728,454
Core Scientific, Inc. (b)	1,821,517	24,207,961
Couchbase, Inc. (a)	397,594	6,389,336
Digitalocean Holdings, Inc. (a)(b)	670,738	26,547,810
Fastly, Inc. Class A (a)	1,312,436	9,488,912
Grid Dynamics Holdings, Inc. (a)	587,572	9,354,146
Hackett Group, Inc.	260,558	6,336,771
Information Services Group, Inc.	356,854	1,095,542
Rackspace Technology, Inc. (a)(b)	688,562	1,642,220
Thoughtworks Holding, Inc. (a)(b)	1,016,727	4,514,268
Tucows, Inc. (a)(b)	80,117	1,483,767
Unisys Corp. (a)	673,296	4,652,475
		154,571,761
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. Class A, (a)(b)	519,764	9,768,964
AEHR Test Systems (a)(b)	282,622	3,979,318
Alpha & Omega Semiconductor Ltd. (a)	239,605	7,916,549
Ambarella, Inc. (a)	386,838	21,736,427
Axcelis Technologies, Inc. (a)(b)	332,405	28,357,471
CEVA, Inc. (a)	239,270	5,583,365
Cohu, Inc. (a)	469,697	11,704,849
Credo Technology Group Holding Ltd. (a)	1,315,089	49,578,855
Diodes, Inc. (a)	465,264	27,208,639
Everspin Technologies, Inc. (a)(b)	188,549	1,165,233
FormFactor, Inc. (a)	790,835	30,035,913
GCT Semiconductor Holding, Inc. Class A (a)(b)	75,026	173,310
Ichor Holdings Ltd. (a)	335,907	9,156,825
Impinj, Inc. (a)	234,160	44,488,058
indie Semiconductor, Inc. (a)(b)	1,670,287	5,528,650
Kulicke & Soffa Industries, Inc.	550,305	24,686,682
MaxLinear, Inc. Class A (a)	814,462	10,563,572
Navitas Semiconductor Corp. Class A (a)(b)	1,292,097	3,191,480
NVE Corp.	48,662	3,667,655
PDF Solutions, Inc. (a)	320,112	9,065,572
Penguin Solutions, Inc. (a)(b)	530,820	7,988,841
Photronics, Inc. (a)	630,775	14,381,670
Power Integrations, Inc.	576,949	34,865,028
QuickLogic Corp. (a)(b)	139,627	1,036,032
Rambus, Inc. (a)	1,110,976	53,126,872
Rigetti Computing, Inc. Class A (a)(b)	1,457,275	1,923,603
Semtech Corp. (a)(b)	661,224	29,219,489
Silicon Laboratories, Inc. (a)	327,276	33,990,885
SiTime Corp. (a)	187,889	31,755,120
SkyWater Technology, Inc. (a)(b)	280,168	2,748,448
Synaptics, Inc. (a)	396,990	27,261,303
Ultra Clean Holdings, Inc. (a)	451,759	15,111,339
Veeco Instruments, Inc. (a)(b)	567,125	16,321,858
		577,287,875
Software - 6.0%
8x8, Inc. (a)(b)	1,302,019	2,903,502
A10 Networks, Inc.	722,966	10,591,452
ACI Worldwide, Inc. (a)	1,077,396	53,007,883
Adeia, Inc.	1,113,148	13,836,430
Agilysys, Inc. (a)	230,485	23,057,719
Airship AI Holdings, Inc. Class A (a)(b)	70,202	133,384
Alarm.com Holdings, Inc. (a)	491,468	26,209,988
Alkami Technology, Inc. (a)	459,300	16,814,973
Altair Engineering, Inc. Class A (a)	584,271	60,758,341
Amplitude, Inc. Class A, (a)(b)	786,046	7,066,554
Appian Corp. Class A (a)	408,584	14,606,878
Arteris, Inc. (a)	284,386	1,936,669
Asana, Inc. (a)(b)	830,286	9,913,615
AudioEye, Inc. (a)(b)	73,408	1,563,590
Aurora Innovation, Inc. Class A, (a)(b)	9,562,536	49,677,375
AvePoint, Inc. (a)	1,303,091	15,819,525
Bit Digital, Inc. (a)(b)	1,229,261	4,683,484
Blackbaud, Inc. (a)	421,366	31,817,347
BlackLine, Inc. (a)	588,842	32,604,182
Blend Labs, Inc. (a)(b)	2,358,910	8,562,843
Box, Inc. Class A (a)	1,435,863	45,603,009
Braze, Inc. (a)	674,559	21,221,626
C3.ai, Inc. (a)(b)	864,483	21,292,216
Cerence, Inc. (a)(b)	415,481	1,265,140
Cipher Mining, Inc. (a)(b)	1,846,708	9,104,270
Cleanspark, Inc. (a)(b)	2,334,553	24,769,607
Clear Secure, Inc.	897,453	33,008,321
Clearwater Analytics Holdings, Inc. Class A (a)	1,549,321	40,452,771
CommVault Systems, Inc. (a)	446,184	69,689,479
Consensus Cloud Solutions, Inc. (a)	181,752	4,031,259
CS Disco, Inc. (a)(b)	298,364	1,754,380
D-Wave Quantum, Inc. (a)(b)	897,159	950,989
Daily Journal Corp. (a)(b)	14,261	6,916,585
Dave, Inc. (a)(b)	79,937	3,082,371
Digimarc Corp. (a)(b)	155,854	4,828,357
Digital Turbine, Inc. (a)(b)	977,692	3,128,614
Domo, Inc. Class B (a)	342,267	2,721,023
E2open Parent Holdings, Inc. (a)(b)	2,081,176	6,097,846
eGain Communications Corp. (a)	201,614	991,941
Enfusion, Inc. Class A (a)	503,367	4,485,000
Envestnet, Inc. (a)	516,408	32,420,094
EverCommerce, Inc. (a)(b)	224,174	2,358,310
Freshworks, Inc. Class A (a)	2,111,192	24,700,946
Hut 8 Mining Corp. (a)(b)	827,468	13,065,720
Ilearningengines Holdings, Inc. Class A (a)(b)	300,294	450,441
Instructure Holdings, Inc. (a)	224,533	5,285,507
Intapp, Inc. (a)	399,127	20,024,202
InterDigital, Inc. (b)	258,195	38,842,856
Jamf Holding Corp. (a)	839,675	13,972,192
Kaltura, Inc. (a)	965,596	1,226,307
Life360, Inc. (a)	60,075	2,575,415
Liveramp Holdings, Inc. (a)	674,478	16,882,184
Logility Supply Chain Solution Class A	320,319	3,379,365
Mara Holdings, Inc. (a)(b)	2,791,556	46,814,394
Matterport, Inc. Class A (a)	2,726,762	12,434,035
MeridianLink, Inc. (a)(b)	274,833	6,035,333
Mitek Systems, Inc. (a)(b)	469,799	4,035,573
N-able, Inc. (a)(b)	728,165	8,905,458
NCR Voyix Corp. (a)	1,479,361	18,950,614
Nextnav, Inc. Class A (a)(b)	768,085	8,925,148
Olo, Inc. Class A (a)	1,073,135	5,376,406
ON24, Inc. (a)	277,982	1,681,791
Onespan, Inc. (a)(b)	389,669	6,499,679
Ooma, Inc. (a)(b)	252,711	3,022,424
Pagaya Technologies Ltd. Class A (a)(b)	478,025	5,506,848
Pagerduty, Inc. (a)	939,460	16,966,648
Porch Group, Inc. (a)(b)	805,292	1,747,484
Prairie Operating Co. (a)(b)	42,534	355,159
Progress Software Corp.	432,487	27,718,092
PROS Holdings, Inc. (a)	463,226	9,171,875
Q2 Holdings, Inc. (a)	602,358	50,995,628
Qualys, Inc. (a)	378,697	45,155,830
Rapid7, Inc. (a)	631,179	25,512,255
Red Violet, Inc. (a)	114,456	3,442,836
Rekor Systems, Inc. (a)	739,577	776,556
Repositrak, Inc. (b)	121,541	2,339,664
Rimini Street, Inc. (a)(b)	555,136	982,591
Riot Platforms, Inc. (a)(b)	2,913,145	26,917,460
Roadzen, Inc. (a)(b)	153,302	150,236
Sapiens International Corp. NV	317,756	11,718,841
Semrush Holdings, Inc. Class A (a)	376,396	4,934,552
Silvaco Group, Inc. (b)	62,044	387,775
SolarWinds, Inc.	554,845	7,257,373
SoundHound AI, Inc. (a)(b)	2,988,847	15,033,900
SoundThinking, Inc. (a)(b)	100,289	1,062,061
Sprinklr, Inc. (a)(b)	1,294,839	9,620,654
Sprout Social, Inc. (a)	505,522	13,391,278
SPS Commerce, Inc. (a)	380,249	62,741,085
Telos Corp. (a)	560,483	1,967,295
Tenable Holdings, Inc. (a)	1,203,422	47,667,545
TeraWulf, Inc. (a)(b)	2,389,676	15,580,688
Varonis Systems, Inc. (a)	1,126,116	56,722,463
Verint Systems, Inc. (a)	625,047	13,313,501
Vertex, Inc. Class A (a)(b)	554,074	22,999,612
Viant Technology, Inc. (a)	161,374	1,883,235
Weave Communications, Inc. (a)	400,207	5,610,902
Workiva, Inc. Class A (a)	514,681	41,050,957
Xperi, Inc. (a)	461,901	4,217,156
Yext, Inc. (a)	1,071,865	7,760,303
Zeta Global Holdings Corp. (a)	1,826,317	50,552,455
Zuora, Inc. (a)	1,420,128	14,059,267
		1,616,096,992
Technology Hardware, Storage & Peripherals - 0.3%
CompoSecure, Inc. (b)	249,835	3,775,007
Corsair Gaming, Inc. (a)(b)	449,601	2,884,190
CPI Card Group (a)	49,081	1,055,242
Diebold Nixdorf, Inc. (a)	258,918	11,982,725
Eastman Kodak Co. (a)(b)	612,169	2,889,438
Immersion Corp. (b)	307,299	2,590,531
IonQ, Inc. (a)(b)	2,027,167	30,468,320
Turtle Beach Corp. (a)	173,450	2,769,997
Xerox Holdings Corp.	1,183,970	9,673,035
		68,088,485
TOTAL INFORMATION TECHNOLOGY		3,379,693,611
MATERIALS - 4.6%
Chemicals - 2.0%
AdvanSix, Inc.	258,622	7,337,106
American Vanguard Corp.	243,661	1,274,347
Arcadium Lithium PLC (b)	11,057,553	59,600,211
Arq, Inc. (a)	252,886	1,481,912
ASP Isotopes, Inc. (a)(b)	513,469	3,589,148
Aspen Aerogels, Inc. (a)	596,627	10,643,826
Avient Corp.	922,827	43,012,966
Balchem Corp.	329,765	55,179,577
Cabot Corp.	553,143	59,645,410
Core Molding Technologies, Inc. (a)	75,079	1,129,939
Danimer Scientific, Inc. warrants 7/15/25 (a)	286,623	42,993
Ecovyst, Inc. (a)(b)	1,175,012	7,825,580
H.B. Fuller Co.	556,950	40,757,601
Hawkins, Inc.	197,622	21,125,792
Ingevity Corp. (a)	371,169	15,511,153
Innospec, Inc.	254,537	27,433,998
Intrepid Potash, Inc. (a)	109,513	2,747,681
Koppers Holdings, Inc.	206,244	7,014,358
Kronos Worldwide, Inc.	226,825	2,617,561
LSB Industries, Inc. (a)	539,160	4,421,112
Mativ Holdings, Inc.	549,761	8,493,807
Minerals Technologies, Inc.	327,166	24,632,328
Northern Technologies International Corp.	78,297	995,155
Orion SA	584,818	8,766,422
Perimeter Solutions SA (a)	1,371,550	18,214,184
PureCycle Technologies, Inc. (a)(b)	1,258,613	16,387,141
Quaker Chemical Corp. (b)	142,749	21,637,893
Rayonier Advanced Materials, Inc. (a)	656,163	5,223,057
Sensient Technologies Corp.	429,714	32,434,813
Stepan Co.	216,998	15,697,635
Tronox Holdings PLC	1,213,499	14,707,608
Valhi, Inc.	24,908	848,117
		540,430,431
Construction Materials - 0.5%
Knife River Holding Co. (a)	580,779	56,521,412
Smith-Midland Corp. (a)(b)	45,937	1,580,233
Summit Materials, Inc. Class A (a)	1,234,597	58,532,244
United States Lime & Minerals, Inc.	108,941	12,286,366
		128,920,255
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	1,480,456	5,448,078
Greif, Inc.:
Class A	301,248	18,809,925
Class B	5,499	368,048
Myers Industries, Inc.	376,994	4,440,989
O-I Glass, Inc. (a)	1,579,176	17,544,645
Pactiv Evergreen, Inc.	414,783	4,703,639
Ranpak Holdings Corp. (A Shares) (a)	442,247	2,688,862
TriMas Corp.	413,605	11,105,294
		65,109,480
Metals & Mining - 1.7%
Alpha Metallurgical Resources	112,116	23,353,763
Arch Resources, Inc. Class A,	179,157	26,293,081
Caledonia Mining Corp. PLC	171,408	2,555,693
Carpenter Technology Corp.	486,114	72,674,043
Century Aluminum Co. (a)	542,209	9,569,989
Coeur d'Alene Mines Corp. (a)	4,040,510	26,020,884
Commercial Metals Co.	1,180,176	63,493,469
Compass Minerals International, Inc. (b)	351,027	4,321,142
Constellium NV (a)	1,320,075	14,652,833
Contango ORE, Inc. (a)(b)	102,629	2,207,550
Critical Metals Corp. (b)	74,414	459,879
Dakota Gold Corp. (a)	668,728	1,464,514
Haynes International, Inc.	128,057	7,729,521
Hecla Mining Co.	6,002,937	38,959,061
i-80 Gold Corp. (a)(b)	3,207,988	3,368,387
Ivanhoe Electric, Inc. (a)(b)	852,862	8,656,549
Kaiser Aluminum Corp.	164,234	12,196,017
Lifezone Metals Ltd. (a)(b)	369,596	2,372,806
Materion Corp.	210,421	21,385,086
Metallus, Inc. (a)(b)	433,493	6,107,916
Metals Acquisition Ltd. (a)(b)	547,880	6,563,602
Novagold Resources, Inc. (a)	2,479,960	8,580,662
Olympic Steel, Inc.	99,025	3,553,017
Perpetua Resources Corp. (a)	395,302	4,041,963
Piedmont Lithium, Inc. (a)(b)	184,778	2,420,592
Radius Recycling, Inc. Class A	267,985	4,338,677
Ramaco Resources, Inc.:
Class A (b)	244,907	2,485,806
Class B	85,272	871,480
Ryerson Holding Corp.	284,908	6,208,145
SSR Mining, Inc.	2,062,680	12,726,736
SunCoke Energy, Inc.	855,375	8,818,916
Tredegar Corp. (a)	266,601	2,066,158
Universal Stainless & Alloy Products, Inc. (a)	89,762	3,924,395
Warrior Metropolitan Coal, Inc.	528,993	33,395,328
Worthington Steel, Inc.	333,051	12,735,870
		460,573,530
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	162,122	4,083,853
Sylvamo Corp.	359,667	30,578,888
		34,662,741
TOTAL MATERIALS		1,229,696,437
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	1,076,442	26,362,065
Alexander & Baldwin, Inc.	780,865	14,531,898
Alexanders, Inc.	23,310	5,292,069
Alpine Income Property Trust, Inc.	149,963	2,628,851
American Assets Trust, Inc.	513,419	13,836,642
American Healthcare (REIT), Inc.	851,728	22,655,965
Apartment Investment & Management Co. Class A (a)	1,468,265	12,392,157
Apple Hospitality (REIT), Inc.	2,373,281	35,053,360
Armada Hoffler Properties, Inc. Class A,	712,002	7,710,982
Braemar Hotels & Resorts, Inc.	693,001	1,981,983
Brandywine Realty Trust (SBI)	1,792,916	9,090,084
Broadstone Net Lease, Inc.	1,970,957	34,669,134
BRT Apartments Corp.	131,945	2,141,467
CareTrust (REIT), Inc.	1,474,515	48,172,405
CBL & Associates Properties, Inc.	247,804	6,554,416
Centerspace	160,310	11,167,195
Chatham Lodging Trust	531,524	4,199,040
City Office REIT, Inc.	420,741	2,154,194
Clipper Realty, Inc.	131,332	864,165
Community Healthcare Trust, Inc.	286,684	5,378,192
COPT Defense Properties (SBI)	1,165,612	37,532,706
CTO Realty Growth, Inc.	240,872	4,660,873
Curbline Properties Corp.	984,009	22,268,124
DiamondRock Hospitality Co.	2,196,524	18,824,211
Diversified Healthcare Trust (SBI)	2,248,707	8,027,884
Douglas Emmett, Inc.	1,668,345	29,679,858
Easterly Government Properties, Inc.	1,040,717	14,112,123
Elme Communities (SBI)	922,898	15,569,289
Empire State Realty Trust, Inc.	1,399,585	14,835,601
Equity Commonwealth (a)	1,090,219	21,575,434
Essential Properties Realty Trust, Inc.	1,816,343	57,559,910
Farmland Partners, Inc.	469,142	5,493,653
Four Corners Property Trust, Inc.	963,539	26,555,135
Franklin Street Properties Corp.	1,033,852	1,829,918
Getty Realty Corp.	525,025	16,480,535
Gladstone Commercial Corp.	436,694	6,875,747
Gladstone Land Corp.	369,858	4,819,250
Global Medical REIT, Inc.	673,230	6,119,661
Global Net Lease, Inc.	2,106,469	16,409,394
Hudson Pacific Properties, Inc.	1,408,108	6,083,027
Independence Realty Trust, Inc.	2,334,619	45,805,225
Industrial Logistics Properties Trust	674,970	2,386,019
InvenTrust Properties Corp.	712,792	20,991,724
JBG SMITH Properties	872,438	14,831,446
Kite Realty Group Trust	2,243,684	57,595,368
LTC Properties, Inc.	453,912	17,339,438
LXP Industrial Trust (REIT)	3,029,557	28,599,018
National Health Investors, Inc.	434,593	33,311,553
Net Lease Office Properties	152,759	4,588,880
NETSTREIT Corp.	821,460	12,732,630
NexPoint Diversified Real Estate Trust	370,082	1,979,939
NexPoint Residential Trust, Inc.	241,065	10,040,357
One Liberty Properties, Inc.	183,960	4,911,732
Orion Office (REIT), Inc.	607,549	2,266,158
Outfront Media, Inc.	1,525,621	27,095,029
Paramount Group, Inc.	1,916,810	9,296,529
Peakstone Realty Trust	379,484	4,978,830
Pebblebrook Hotel Trust	1,238,219	14,833,864
Phillips Edison & Co., Inc.	1,275,398	48,222,798
Piedmont Office Realty Trust, Inc. Class A	1,298,020	12,902,319
Plymouth Industrial REIT, Inc.	438,824	8,916,904
Postal Realty Trust, Inc. Class A	262,329	3,816,887
PotlatchDeltic Corp.	820,032	34,088,730
Retail Opportunity Investments Corp.	1,293,700	20,052,350
RLJ Lodging Trust	1,605,088	14,205,029
Ryman Hospitality Properties, Inc.	602,302	64,476,429
Sabra Health Care REIT, Inc.	2,385,659	46,281,785
Safehold, Inc.	546,822	11,636,372
Saul Centers, Inc.	118,059	4,620,829
Service Properties Trust	1,715,134	5,488,429
SITE Centers Corp.	508,551	8,111,388
SL Green Realty Corp.	673,473	50,921,294
Strawberry Fields (REIT), Inc. (b)	62,730	794,162
Summit Hotel Properties, Inc.	1,127,937	6,902,974
Sunstone Hotel Investors, Inc.	2,129,855	21,490,237
Tanger, Inc.	1,099,883	36,549,112
Terreno Realty Corp.	986,030	59,112,499
The Macerich Co.	2,228,283	41,668,892
UMH Properties, Inc.	686,421	12,801,752
Uniti Group, Inc.	2,453,548	12,439,488
Universal Health Realty Income Trust (SBI)	141,459	5,596,118
Urban Edge Properties	1,279,582	28,457,904
Veris Residential, Inc.	821,673	13,532,954
Whitestone REIT	527,461	7,268,413
Xenia Hotels & Resorts, Inc.	1,064,982	15,090,795
		1,511,179,179
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	15,219	213,218
Anywhere Real Estate, Inc. (a)	1,000,057	3,860,220
Compass, Inc. Class A (a)	3,888,260	24,690,451
Cushman & Wakefield PLC (a)	2,345,608	31,782,988
eXp World Holdings, Inc. (b)	841,221	11,205,064
Forestar Group, Inc. (a)	196,585	6,206,188
FRP Holdings, Inc. (a)	134,772	3,908,388
Kennedy-Wilson Holdings, Inc.	1,155,932	12,356,913
Marcus & Millichap, Inc.	242,406	9,172,643
Maui Land & Pineapple, Inc. (a)(b)	78,921	1,735,473
Newmark Group, Inc. Class A	1,378,334	20,661,227
Offerpad Solutions, Inc. Class A (a)(b)	102,494	308,507
Opendoor Technologies, Inc. Class A (a)(b)	6,333,549	11,083,711
RE/MAX Holdings, Inc. Class A (a)	183,054	2,240,581
Redfin Corp. (a)(b)	1,199,933	12,443,305
Star Holdings (a)	121,715	1,550,649
Stratus Properties, Inc. (a)	56,122	1,250,959
Tejon Ranch Co. (a)	213,987	3,404,533
The Real Brokerage, Inc. (a)	988,062	5,394,819
The RMR Group, Inc. Class A	163,722	3,940,789
The St. Joe Co.	370,684	19,164,363
Transcontinental Realty Investors, Inc. (a)	11,735	324,825
		186,899,814
TOTAL REAL ESTATE		1,698,078,993
UTILITIES - 2.8%
Electric Utilities - 0.8%
Allete, Inc.	592,419	37,861,498
Genie Energy Ltd. Class B	132,618	2,084,755
Hawaiian Electric Industries, Inc. (a)	1,689,235	17,348,443
MGE Energy, Inc.	372,931	33,746,526
Otter Tail Corp.	422,856	33,202,653
Portland General Electric Co.	1,034,546	49,037,480
TXNM Energy, Inc.	916,779	39,916,558
		213,197,913
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	1,230,236	50,538,095
Chesapeake Utilities Corp.	227,500	27,252,225
New Jersey Resources Corp.	1,004,650	46,103,389
Northwest Natural Holding Co.	388,816	15,121,054
ONE Gas, Inc.	576,395	41,079,672
RGC Resources, Inc.	88,149	1,804,410
Southwest Gas Holdings, Inc.	622,784	45,618,928
Spire, Inc.	581,032	37,104,704
		264,622,477
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	773,725	2,661,614
Montauk Renewables, Inc. (a)(b)	675,007	3,732,789
Ormat Technologies, Inc.	551,547	43,583,244
Sunnova Energy International, Inc. (a)(b)	1,106,780	6,718,155
		56,695,802
Multi-Utilities - 0.4%
Avista Corp.	799,395	29,961,325
Black Hills Corp.	699,586	41,408,495
NorthWestern Energy Corp.	629,614	33,659,164
Unitil Corp.	163,518	9,466,057
		114,495,041
Water Utilities - 0.4%
American States Water Co.	380,236	31,354,261
Cadiz, Inc. (a)(b)	440,830	1,340,123
California Water Service Group	591,903	30,755,280
Consolidated Water Co., Inc.	154,337	3,667,047
Global Water Resources, Inc.	121,072	1,512,189
Middlesex Water Co.	180,522	11,046,141
Pure Cycle Corp. (a)	209,816	2,207,264
SJW Group	335,476	18,672,594
York Water Co.	147,480	5,186,872
		105,741,771
TOTAL UTILITIES		754,753,004
TOTAL COMMON STOCKS (Cost $23,335,575,182)		26,820,629,984

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $14,479,538)	14,520,000	14,482,795

Money Market Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	25,832,314	25,837,480
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	2,197,450,231	2,197,669,976
TOTAL MONEY MARKET FUNDS (Cost $2,223,489,493)		2,223,507,456

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $25,573,544,213)	29,058,620,235
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(2,201,277,035)
NET ASSETS - 100.0%	26,857,343,200

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	472	Dec 2024	52,122,960	1,298,708	1,298,708

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,830,161.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $405,663 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	158,694,779	1,698,905,177	1,831,760,929	4,565,896	(1,547)	-	25,837,480	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	3,076,083,364	2,864,153,426	3,742,566,814	17,888,716	-	-	2,197,669,976	9.1%
Total	3,234,778,143	4,563,058,603	5,574,327,743	22,454,612	(1,547)	-	2,223,507,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	731,853,317	731,853,317	-	-
Consumer Discretionary	2,627,080,226	2,627,080,226	-	-
Consumer Staples	740,889,240	740,889,240	-	-
Energy	1,396,161,167	1,396,161,167	-	-
Financials	5,001,225,287	5,001,225,287	-	-
Health Care	4,662,408,469	4,658,806,385	2,873,346	728,738
Industrials	4,598,790,233	4,593,092,556	5,697,677	-
Information Technology	3,379,693,611	3,379,693,611	-	-
Materials	1,229,696,437	1,229,696,437	-	-
Real Estate	1,698,078,993	1,698,078,993	-	-
Utilities	754,753,004	754,753,004	-	-

U.S. Government and Government Agency Obligations	14,482,795	-	14,482,795	-

Money Market Funds	2,223,507,456	2,223,507,456	-	-
Total Investments in Securities:	29,058,620,235	29,034,837,679	23,053,818	728,738
Derivative Instruments: Assets
Futures Contracts	1,298,708	1,298,708	-	-
Total Assets	1,298,708	1,298,708	-	-
Total Derivative Instruments:	1,298,708	1,298,708	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,298,708	0
Total Equity Risk	1,298,708	0
Total Value of Derivatives	1,298,708	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,055,515,229) - See accompanying schedule:
Unaffiliated issuers (cost $23,350,054,720)	$26,835,112,779
Fidelity Central Funds (cost $2,223,489,493)	2,223,507,456

Total Investment in Securities (cost $25,573,544,213)		$29,058,620,235
Cash		166,646
Receivable for investments sold		324,525
Receivable for fund shares sold		18,048,413
Dividends receivable		6,977,461
Distributions receivable from Fidelity Central Funds		3,449,850
Other receivables		534,648
Total assets		29,088,121,778
Liabilities
Payable for investments purchased	$25,720
Payable for fund shares redeemed	31,639,013
Accrued management fee	570,489
Payable for daily variation margin on futures contracts	917,070
Other payables and accrued expenses	239
Collateral on securities loaned	2,197,626,047
Total liabilities		2,230,778,578
Net Assets		$26,857,343,200
Net Assets consist of:
Paid in capital		$22,720,153,919
Total accumulated earnings (loss)		4,137,189,281
Net Assets		$26,857,343,200
Net Asset Value, offering price and redemption price per share ($26,857,343,200 ÷ 979,596,955 shares)		$27.42
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$171,319,066
Interest		409,259
Income from Fidelity Central Funds (including $17,888,716 from security lending)		22,454,612
Total income		194,182,937
Expenses
Management fee	$3,289,846
Independent trustees' fees and expenses	28,777
Total expenses before reductions	3,318,623
Expense reductions	(80,900)
Total expenses after reductions		3,237,723
Net Investment income (loss)		190,945,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,383,367
Redemptions in-kind	912,112,199
Fidelity Central Funds	(1,547)
Futures contracts	24,870,964
Total net realized gain (loss)		941,364,983
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,831,036,844
Futures contracts	4,754,714
Total change in net unrealized appreciation (depreciation)		1,835,791,558
Net gain (loss)		2,777,156,541
Net increase (decrease) in net assets resulting from operations		$2,968,101,755
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$190,945,214	$355,931,686
Net realized gain (loss)	941,364,983	825,551,770
Change in net unrealized appreciation (depreciation)	1,835,791,558	1,675,812,388
Net increase (decrease) in net assets resulting from operations	2,968,101,755	2,857,295,844
Distributions to shareholders	(35,890,411)	(351,836,326)

Share transactions
Proceeds from sales of shares	4,689,840,856	9,150,147,971
Reinvestment of distributions	32,304,106	330,800,870
Cost of shares redeemed	(5,490,850,909)	(7,024,608,776)

Net increase (decrease) in net assets resulting from share transactions	(768,705,947)	2,456,340,065
Total increase (decrease) in net assets	2,163,505,397	4,961,799,583

Net Assets
Beginning of period	24,693,837,803	19,732,038,220
End of period	$26,857,343,200	$24,693,837,803

Other Information
Shares
Sold	179,070,841	389,301,408
Issued in reinvestment of distributions	1,269,319	13,753,145
Redeemed	(208,984,926)	(295,232,558)
Net increase (decrease)	(28,644,766)	107,821,995

Financial Highlights
Fidelity® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.49	$21.91	$22.98	$28.75	$16.60	$20.43
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.38	.30	.25	.27
Net realized and unrealized gain (loss)	2.77	2.57	(1.18)	(4.99)	12.13	(3.48)
Total from investment operations	2.96	2.94	(.80)	(4.69)	12.38	(3.21)
Distributions from net investment income	(.03)	(.36)	(.27)	(.35)	(.23)	(.28)
Distributions from net realized gain	-	-	-	(.73)	-	(.35)
Total distributions	(.03)	(.36)	(.27)	(1.08)	(.23)	(.62) C
Net asset value, end of period	$27.42	$24.49	$21.91	$22.98	$28.75	$16.60
Total Return D,E	12.11%	13.45%	(3.46)%	(16.89)%	74.95%	(16.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H,I	.03%	.03%	.02% I	.03%	.03%
Expenses net of fee waivers, if any	.02 % H,I	.03%	.03%	.02% I	.03%	.03%
Expenses net of all reductions	.02% H,I	.02%	.02%	.02% I	.03%	.03%
Net investment income (loss)	1.44% H	1.56%	1.69%	1.10%	1.09%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$26,857,343	$24,693,838	$19,732,038	$18,704,544	$21,215,363	$9,927,295
Portfolio turnover rate J	19 % H,K	9% K	9% K	24% K	19%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$186,258

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Index Fund	28,086,784,054	10,785,541,683	(2,162,912,388)	8,622,629,295
Fidelity Small Cap Index Fund	25,835,362,149	7,474,786,384	(4,250,229,590)	3,224,556,794

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Index Fund	-	(112,294,623)	(112,294,623)
Fidelity Small Cap Index Fund	(110,724,829)	-	(110,724,829)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	5,042,148,117	4,856,928,747
Fidelity Small Cap Index Fund	3,828,746,035	2,554,109,694

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	16,131,767	289,430,726	525,602,647
Fidelity Small Cap Index Fund	57,804,874	912,112,199	1,487,835,044

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	40,076,242	704,168,743	1,127,161,154
Fidelity Small Cap Index Fund	58,645,764	807,052,186	1,432,697,305
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Index Fund	332,583	28,808	-
Fidelity Small Cap Index Fund	1,934,107	114,750	14,766,666
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Index Fund	18,173
Fidelity Small Cap Index Fund	80,900
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to each fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for each fund oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.929323.113
MCX-I-SCX-I-SANN-1224
Fidelity® Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Growth Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	10,805	316,911
Entertainment - 1.6%
Liberty Media Corp. Liberty Formula One:
Class A (a)	8,959	665,116
Class C (a)	75,162	6,000,934
Live Nation Entertainment, Inc. (a)	162,994	19,093,117
Madison Square Garden Sports Corp. (a)	1,653	368,123
Netflix, Inc. (a)	441,947	334,125,190
Roblox Corp. Class A (a)	526,937	27,253,182
Roku, Inc. Class A (a)	19,535	1,251,803
Spotify Technology SA (a)	151,800	58,458,180
TKO Group Holdings, Inc. (a)	11,232	1,311,561
		448,527,206
Interactive Media & Services - 11.3%
Alphabet, Inc.:
Class A	6,069,343	1,038,525,281
Class C	5,089,937	878,981,221
Meta Platforms, Inc. Class A	2,263,304	1,284,606,084
Pinterest, Inc. Class A (a)	620,160	19,714,886
TripAdvisor, Inc. Class A (a)	6,167	98,919
Trump Media & Technology Group (a)(b)	37,110	1,311,467
		3,223,237,858
Media - 0.2%
Liberty Broadband Corp.:
Class A (a)	4,283	343,625
Class C (a)	27,753	2,242,997
Nexstar Media Group, Inc.	12,591	2,215,009
The Trade Desk, Inc. Class A (a)	456,261	54,847,135
		59,648,766
TOTAL COMMUNICATION SERVICES		3,731,730,741
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 2.5%
Tesla, Inc. (a)	2,870,651	717,232,152
Broadline Retail - 6.4%
Amazon.com, Inc. (a)	9,595,580	1,788,616,112
Coupang, Inc. Class A (a)	1,195,633	30,835,375
Etsy, Inc. (a)	78,138	4,019,419
		1,823,470,906
Distributors - 0.1%
Pool Corp.	38,439	13,901,080
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,909	1,189,084
Duolingo, Inc. Class A (a)	37,835	11,084,520
Grand Canyon Education, Inc. (a)	9,699	1,329,830
H&R Block, Inc.	27,862	1,664,197
		15,267,631
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	451,197	60,816,844
Booking Holdings, Inc.	33,053	154,564,091
Cava Group, Inc. (a)	77,927	10,407,930
Chipotle Mexican Grill, Inc. (a)	1,410,304	78,652,654
Choice Hotels International, Inc. (b)	24,412	3,405,718
Churchill Downs, Inc.	71,984	10,084,958
Darden Restaurants, Inc.	64,837	10,375,217
Domino's Pizza, Inc.	12,505	5,173,694
Doordash, Inc. (a)	312,553	48,977,055
Draftkings Holdings, Inc. Class A (a)	466,905	16,491,085
Dutch Bros, Inc. Class A (a)	44,471	1,472,880
Expedia Group, Inc. Class A (a)	130,465	20,392,984
Hilton Worldwide Holdings, Inc.	130,215	30,580,993
Hyatt Hotels Corp. Class A	6,652	967,533
Las Vegas Sands Corp.	364,926	18,921,413
Light & Wonder, Inc. Class A (a)	93,092	8,730,168
McDonald's Corp.	47,583	13,899,470
Norwegian Cruise Line Holdings Ltd. (a)	441,508	11,187,813
Planet Fitness, Inc. (a)	48,697	3,823,688
Royal Caribbean Cruises Ltd.	84,980	17,535,623
Starbucks Corp.	907,536	88,666,267
Texas Roadhouse, Inc.	68,973	13,182,120
Vail Resorts, Inc.	32,868	5,445,899
Wendy's Co.	87,768	1,677,246
Wingstop, Inc.	30,287	8,713,267
Wyndham Hotels & Resorts, Inc.	6,913	610,556
Wynn Resorts Ltd.	7,865	755,197
Yum! Brands, Inc.	111,593	14,636,538
		660,148,901
Household Durables - 0.1%
SharkNinja, Inc.	13,665	1,260,050
Tempur Sealy International, Inc.	173,078	8,292,167
TopBuild Corp. (a)	2,630	929,389
		10,481,606
Leisure Products - 0.0%
Hasbro, Inc.	125,399	8,229,936
YETI Holdings, Inc. (a)	26,068	917,854
		9,147,790
Specialty Retail - 2.2%
AutoZone, Inc. (a)	16,069	48,351,621
Burlington Stores, Inc. (a)	65,383	16,199,946
CarMax, Inc. (a)	11,378	823,540
Carvana Co. Class A (a)	39,072	9,662,896
Dick's Sporting Goods, Inc.	5,276	1,032,777
Five Below, Inc. (a)	44,583	4,226,023
Floor & Decor Holdings, Inc. Class A (a)	39,480	4,068,414
Murphy U.S.A., Inc.	19,162	9,359,679
O'Reilly Automotive, Inc. (a)	55,059	63,490,735
RH (a)	3,001	954,468
Ross Stores, Inc.	78,399	10,953,908
The Home Depot, Inc.	817,662	321,954,413
TJX Companies, Inc.	691,960	78,212,239
Tractor Supply Co.	111,352	29,565,070
Ulta Beauty, Inc. (a)	42,730	15,766,515
Valvoline, Inc. (a)	133,096	5,361,107
Williams-Sonoma, Inc.	77,711	10,423,376
		630,406,727
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	11,042	1,190,548
Deckers Outdoor Corp. (a)	156,612	25,197,305
lululemon athletica, Inc. (a)	124,481	37,082,890
NIKE, Inc. Class B	767,287	59,180,846
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,960	735,062
		123,386,651
TOTAL CONSUMER DISCRETIONARY		4,003,443,444
CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	1,863	542,263
Celsius Holdings, Inc. (a)	181,459	5,458,287
Monster Beverage Corp. (a)	590,637	31,114,757
PepsiCo, Inc.	1,121,325	186,229,656
The Coca-Cola Co.	2,297,559	150,053,578
		373,398,541
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	6,596	2,598,956
Costco Wholesale Corp.	457,962	400,341,221
Performance Food Group Co. (a)	22,526	1,830,238
Sysco Corp.	319,030	23,911,299
		428,681,714
Food Products - 0.0%
Freshpet, Inc. (a)	15,318	2,030,248
Lamb Weston Holdings, Inc.	47,592	3,697,422
Pilgrim's Pride Corp. (a)(b)	3,956	191,629
The Hershey Co.	20,864	3,705,029
		9,624,328
Household Products - 0.6%
Colgate-Palmolive Co.	462,279	43,320,165
Kimberly-Clark Corp.	142,864	19,169,492
Procter & Gamble Co.	543,391	89,757,325
The Clorox Co.	128,020	20,297,571
		172,544,553
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	55,383	5,829,061
Estee Lauder Companies, Inc. Class A	85,888	5,921,119
		11,750,180
TOTAL CONSUMER STAPLES		995,999,316
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	74,348	5,873,492
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream GP LP	133,775	1,922,347
Cheniere Energy, Inc.	121,033	23,163,296
Civitas Resources, Inc.	28,294	1,380,464
EQT Corp.	37,720	1,378,289
Hess Corp.	186,424	25,070,300
Matador Resources Co.	9,223	480,611
New Fortress Energy, Inc. Class A (b)	36,008	302,827
Permian Resource Corp. Class A	143,821	1,960,280
Targa Resources Corp.	226,722	37,853,505
Texas Pacific Land Corp.	19,385	22,602,910
Viper Energy, Inc. Class A	30,471	1,581,445
		117,696,274
TOTAL ENERGY		123,569,766
FINANCIALS - 6.6%
Banks - 0.2%
Nu Holdings Ltd. Class A (a)	3,285,016	49,570,891
Popular, Inc.	8,077	720,711
		50,291,602
Capital Markets - 1.7%
Ameriprise Financial, Inc.	94,394	48,169,258
Ares Management Corp. Class A,	188,735	31,647,085
Blackstone, Inc.	728,716	122,242,109
Blue Owl Capital, Inc. Class A	517,838	11,578,858
Charles Schwab Corp.	153,876	10,899,037
Coinbase Global, Inc. Class A (a)	171,054	30,661,430
FactSet Research Systems, Inc.	13,873	6,299,174
Goldman Sachs Group, Inc.	87,549	45,331,997
Houlihan Lokey Class A	5,146	889,074
Jefferies Financial Group, Inc.	51,101	3,269,442
KKR & Co., Inc. Class A	200,364	27,698,319
Lazard, Inc. Class A	105,757	5,604,063
LPL Financial	76,769	21,662,676
Moody's Corp.	163,139	74,071,632
Morgan Stanley	70,704	8,219,340
Morningstar, Inc.	27,620	9,060,741
MSCI, Inc.	45,883	26,208,370
TPG, Inc. Class A	21,848	1,478,673
Tradeweb Markets, Inc. Class A	47,416	6,021,832
XP, Inc. Class A	42,475	741,614
		491,754,724
Consumer Finance - 0.2%
Ally Financial, Inc.	38,631	1,354,017
American Express Co.	217,222	58,667,318
Credit Acceptance Corp. (a)(b)	5,049	2,145,825
SoFi Technologies, Inc. Class A (a)(b)	167,860	1,874,996
		64,042,156
Financial Services - 3.8%
Apollo Global Management, Inc.	402,974	57,730,055
Block, Inc. Class A (a)	241,768	17,484,662
Corpay, Inc. (a)	70,422	23,219,542
Equitable Holdings, Inc.	337,611	15,307,283
Fiserv, Inc. (a)	188,355	37,275,455
MasterCard, Inc. Class A	853,669	426,484,496
Shift4 Payments, Inc. Class A (a)(b)	63,138	5,710,201
The Western Union Co.	61,562	662,407
Toast, Inc. (a)(b)	457,401	13,735,752
UWM Holdings Corp. Class A	67,092	432,072
Visa, Inc. Class A	1,627,134	471,624,790
WEX, Inc. (a)	3,908	674,521
		1,070,341,236
Insurance - 0.7%
Allstate Corp.	42,287	7,887,371
Arthur J. Gallagher & Co.	15,348	4,315,858
Brown & Brown, Inc.	108,388	11,341,720
Everest Re Group Ltd.	7,229	2,570,705
Kinsale Capital Group, Inc.	22,715	9,724,519
Markel Group, Inc. (a)	3,123	4,815,697
Marsh & McLennan Companies, Inc.	69,688	15,208,709
Progressive Corp.	508,907	123,577,887
RLI Corp.	2,616	408,018
Ryan Specialty Group Holdings, Inc. Class A	105,572	6,954,028
		186,804,512
TOTAL FINANCIALS		1,863,234,230
HEALTH CARE - 7.5%
Biotechnology - 1.7%
AbbVie, Inc.	790,645	161,188,796
Alnylam Pharmaceuticals, Inc. (a)	115,719	30,849,528
Amgen, Inc.	431,429	138,126,309
Apellis Pharmaceuticals, Inc. (a)	107,595	2,933,040
Exact Sciences Corp. (a)	74,248	5,117,915
Exelixis, Inc. (a)	246,563	8,185,892
Incyte Corp. (a)	9,685	717,852
Ionis Pharmaceuticals, Inc. (a)	149,934	5,755,966
Natera, Inc. (a)	116,860	14,135,386
Neurocrine Biosciences, Inc. (a)	102,854	12,370,251
Regeneron Pharmaceuticals, Inc. (a)	9,060	7,594,092
Repligen Corp. (a)	8,193	1,100,074
Sarepta Therapeutics, Inc. (a)	93,394	11,767,644
Ultragenyx Pharmaceutical, Inc. (a)	92,866	4,735,237
Vertex Pharmaceuticals, Inc. (a)	133,495	63,540,950
Viking Therapeutics, Inc. (a)	108,491	7,869,937
		475,988,869
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	45,300	9,287,859
DexCom, Inc. (a)	412,828	29,096,117
Edwards Lifesciences Corp. (a)	117,826	7,895,520
GE Healthcare Technologies, Inc.	42,759	3,734,999
IDEXX Laboratories, Inc. (a)	85,062	34,613,429
Inspire Medical Systems, Inc. (a)	30,181	5,886,502
Insulet Corp. (a)	72,019	16,674,559
Intuitive Surgical, Inc. (a)	364,938	183,870,362
Masimo Corp. (a)(b)	22,950	3,305,030
Penumbra, Inc. (a)	38,038	8,705,757
ResMed, Inc.	40,946	9,928,177
Stryker Corp.	111,060	39,568,457
		352,566,768
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	149,460	16,219,399
Cencora, Inc.	171,539	39,124,615
Chemed Corp.	1,563	844,395
Cigna Group	26,182	8,242,355
DaVita, Inc. (a)	52,020	7,272,916
Elevance Health, Inc.	38,381	15,573,475
HCA Holdings, Inc.	47,720	17,119,073
McKesson Corp.	57,726	28,897,058
Molina Healthcare, Inc. (a)	37,793	12,139,867
UnitedHealth Group, Inc.	64,543	36,434,524
		181,867,677
Health Care Technology - 0.1%
Doximity, Inc. Class A (a)	9,586	400,120
Veeva Systems, Inc. Class A (a)	152,112	31,765,549
		32,165,669
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. Class A (a)	72,112	1,155,955
Bruker Corp.	71,319	4,037,369
Fortrea Holdings, Inc. (a)	9,333	156,981
IQVIA Holdings, Inc. (a)	20,988	4,319,750
Medpace Holdings, Inc. (a)	26,212	8,236,335
Waters Corp. (a)	37,079	11,980,596
West Pharmaceutical Services, Inc.	45,444	13,993,571
		43,880,557
Pharmaceuticals - 3.6%
Eli Lilly & Co.	826,926	686,133,579
Intra-Cellular Therapies, Inc. (a)	106,187	8,999,348
Merck & Co., Inc.	2,619,007	267,976,796
Zoetis, Inc. Class A	389,551	69,643,928
		1,032,753,651
TOTAL HEALTH CARE		2,119,223,191
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	74,044	31,357,634
BWX Technologies, Inc.	19,204	2,338,087
GE Aerospace	241,461	41,478,171
HEICO Corp.	45,536	11,154,043
HEICO Corp. Class A	83,633	16,058,372
Howmet Aerospace, Inc.	25,520	2,544,854
Loar Holdings, Inc. (b)	9,890	852,320
Lockheed Martin Corp.	70,479	38,485,058
Spirit AeroSystems Holdings, Inc. Class A (a)	15,030	486,521
The Boeing Co. (a)	116,491	17,393,271
TransDigm Group, Inc.	11,342	14,770,687
		176,919,018
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	24,011	2,857,309
Building Products - 0.3%
AAON, Inc.	70,572	8,060,734
Advanced Drain Systems, Inc.	27,375	4,102,965
Armstrong World Industries, Inc.	15,574	2,173,352
Builders FirstSource, Inc. (a)	11,287	1,934,592
Carlisle Companies, Inc.	6,460	2,727,606
Lennox International, Inc.	33,101	19,945,670
Simpson Manufacturing Co. Ltd.	4,122	741,094
The AZEK Co., Inc. Class A, (a)	103,831	4,568,564
Trane Technologies PLC	79,825	29,548,022
Trex Co., Inc. (a)	111,825	7,922,801
		81,725,400
Commercial Services & Supplies - 0.8%
Cintas Corp.	338,966	69,762,592
Copart, Inc. (a)	838,482	43,156,669
Rollins, Inc.	288,166	13,584,145
Tetra Tech, Inc.	59,068	2,887,244
Veralto Corp.	114,630	11,714,040
Waste Management, Inc.	413,931	89,347,006
		230,451,696
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	36,241	14,171,681
EMCOR Group, Inc.	18,976	8,464,624
Quanta Services, Inc.	45,840	13,826,719
Willscot Holdings Corp. (a)	56,119	1,859,784
		38,322,808
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	29,724	4,920,808
Rockwell Automation, Inc.	10,869	2,898,871
Vertiv Holdings Co.	369,324	40,363,420
		48,183,099
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	6,938	575,854
Lyft, Inc. (a)	256,290	3,324,081
Old Dominion Freight Lines, Inc.	202,658	40,799,109
Saia, Inc. (a)	15,958	7,797,238
U-Haul Holding Co. (a)(b)	4,912	360,197
U-Haul Holding Co. Class N	43,931	2,998,730
Uber Technologies, Inc. (a)	2,075,146	149,514,269
Union Pacific Corp.	301,942	70,071,680
XPO, Inc. (a)	117,882	15,387,137
		290,828,295
Industrial Conglomerates - 0.1%
3M Co.	106,041	13,623,087
Honeywell International, Inc.	104,210	21,433,913
		35,057,000
Machinery - 0.2%
Caterpillar, Inc.	71,632	26,947,958
Illinois Tool Works, Inc.	114,554	29,913,486
Lincoln Electric Holdings, Inc.	15,872	3,056,312
		59,917,756
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)(b)	48,570	650,838
Professional Services - 0.9%
Automatic Data Processing, Inc.	393,568	113,835,608
Booz Allen Hamilton Holding Corp. Class A	132,041	23,986,568
Broadridge Financial Solutions, Inc.	110,256	23,248,580
Dayforce, Inc. (a)(b)	16,543	1,173,726
Equifax, Inc.	25,445	6,743,434
KBR, Inc.	11,800	790,718
Paychex, Inc.	119,077	16,590,998
Paycom Software, Inc.	33,057	6,909,905
Paycor HCM, Inc. (a)	7,430	112,119
Paylocity Holding Corp. (a)	45,228	8,347,732
TransUnion	11,376	1,152,389
Verisk Analytics, Inc.	146,900	40,356,368
		243,248,145
Trading Companies & Distributors - 0.4%
Core & Main, Inc. Class A (a)	129,877	5,750,954
Fastenal Co.	497,856	38,922,382
Ferguson Enterprises, Inc.	13,981	2,750,622
SiteOne Landscape Supply, Inc. (a)	16,952	2,368,872
United Rentals, Inc.	16,583	13,478,662
W.W. Grainger, Inc.	39,046	43,310,995
		106,582,487
TOTAL INDUSTRIALS		1,314,743,851
INFORMATION TECHNOLOGY - 48.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	266,032	102,805,406
Motorola Solutions, Inc.	81,172	36,474,638
Ubiquiti, Inc.	2,020	536,694
		139,816,738
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	710,573	47,622,602
CDW Corp.	69,699	13,119,443
Cognex Corp.	9,550	384,197
Jabil, Inc.	9,368	1,153,107
Zebra Technologies Corp. Class A (a)	11,278	4,307,858
		66,587,207
IT Services - 0.6%
Cloudflare, Inc. Class A (a)	309,377	27,135,457
EPAM Systems, Inc. (a)	3,599	678,951
Gartner, Inc. (a)	77,923	39,156,308
Globant SA (a)	32,633	6,849,340
GoDaddy, Inc. Class A (a)	146,243	24,393,332
MongoDB, Inc. Class A (a)	72,796	19,684,038
Okta, Inc. Class A (a)	73,508	5,284,490
Snowflake, Inc. Class A (a)	326,091	37,441,769
Twilio, Inc. Class A (a)	34,834	2,809,362
VeriSign, Inc. (a)	5,820	1,029,209
		164,462,256
Semiconductors & Semiconductor Equipment - 16.9%
Advanced Micro Devices, Inc. (a)	1,097,283	158,085,562
Applied Materials, Inc.	789,756	143,403,894
Astera Labs, Inc. (a)	1,204	84,473
Broadcom, Inc.	4,696,928	797,397,467
Enphase Energy, Inc. (a)	135,899	11,285,053
Entegris, Inc.	155,286	16,259,997
KLA Corp.	139,118	92,684,585
Lam Research Corp.	1,348,786	100,282,239
Lattice Semiconductor Corp. (a)	121,519	6,156,153
Marvell Technology, Inc.	70,663	5,660,813
MKS Instruments, Inc.	4,112	408,445
Monolithic Power Systems, Inc.	48,492	36,819,976
NVIDIA Corp.	24,172,881	3,209,191,682
Onto Innovation, Inc. (a)	12,968	2,571,943
Qualcomm, Inc.	1,081,893	176,099,724
Teradyne, Inc.	146,729	15,584,087
Texas Instruments, Inc.	113,843	23,128,344
Universal Display Corp.	24,299	4,381,596
		4,799,486,033
Software - 18.2%
Adobe, Inc. (a)	457,883	218,904,705
AppFolio, Inc. Class A, (a)	23,390	4,862,079
AppLovin Corp. Class A, (a)	270,905	45,888,598
Atlassian Corp. PLC Class A, (a)	161,922	30,528,774
Autodesk, Inc. (a)	222,486	63,141,527
Bentley Systems, Inc. Class B	144,597	6,978,251
Bill Holdings, Inc. (a)	26,385	1,539,829
Cadence Design Systems, Inc. (a)	281,391	77,697,683
Confluent, Inc. Class A (a)	255,099	6,675,941
Crowdstrike Holdings, Inc. Class A (a)	234,177	69,520,126
Datadog, Inc. Class A (a)	308,449	38,691,843
DocuSign, Inc. (a)	209,763	14,553,357
DoubleVerify Holdings, Inc. (a)	84,083	1,433,615
Dropbox, Inc. Class A (a)	75,865	1,961,110
Dynatrace, Inc. (a)	304,261	16,369,242
Elastic NV (a)	83,833	6,725,922
Fair Isaac Corp. (a)	20,733	41,323,150
Five9, Inc. (a)	75,513	2,229,899
Fortinet, Inc. (a)	531,977	41,845,311
GitLab, Inc. Class A (a)	122,081	6,561,854
Guidewire Software, Inc. (a)	38,575	7,184,980
HashiCorp, Inc. Class A (a)	114,850	3,888,821
HubSpot, Inc. (a)	50,414	27,969,183
Intuit, Inc.	281,992	172,099,718
Manhattan Associates, Inc. (a)	63,275	16,664,104
Microsoft Corp.	7,682,004	3,121,582,325
MicroStrategy, Inc. Class A (a)(b)	10,183	2,489,744
nCino, Inc. (a)	52,648	1,963,770
Nutanix, Inc. Class A (a)	71,219	4,422,700
Oracle Corp.	1,622,503	272,320,904
Palantir Technologies, Inc. Class A (a)	2,077,256	86,330,759
Palo Alto Networks, Inc. (a)	318,024	114,593,588
Pegasystems, Inc.	46,055	3,658,609
Procore Technologies, Inc. (a)	108,640	7,132,216
PTC, Inc. (a)	74,164	13,744,814
RingCentral, Inc. Class A (a)	84,654	3,048,391
Salesforce, Inc.	821,272	239,294,023
SentinelOne, Inc. Class A (a)	45,756	1,180,047
ServiceNow, Inc. (a)	212,066	197,855,457
Smartsheet, Inc. Class A (a)	137,948	7,783,026
Synopsys, Inc. (a)	157,106	80,691,213
Teradata Corp. (a)	99,984	3,222,484
Tyler Technologies, Inc. (a)	37,240	22,552,172
UiPath, Inc. Class A (a)	392,982	4,857,258
Unity Software, Inc. (a)(b)	136,063	2,732,145
Workday, Inc. Class A (a)	218,435	51,081,025
Zscaler, Inc. (a)	94,411	17,068,565
		5,184,844,857
Technology Hardware, Storage & Peripherals - 12.1%
Apple, Inc.	15,015,806	3,392,220,724
Dell Technologies, Inc. Class C	44,264	5,472,358
HP, Inc.	244,202	8,674,055
NetApp, Inc.	95,534	11,016,026
Pure Storage, Inc. Class A (a)	276,264	13,827,013
Super Micro Computer, Inc. (a)(b)	511,271	14,883,099
		3,446,093,275
TOTAL INFORMATION TECHNOLOGY		13,801,290,366
MATERIALS - 0.6%
Chemicals - 0.5%
Celanese Corp.	28,666	3,611,056
Ecolab, Inc.	223,782	54,989,951
RPM International, Inc.	29,601	3,762,583
Sherwin-Williams Co.	220,556	79,128,876
The Chemours Co. LLC	11,353	206,170
		141,698,636
Construction Materials - 0.1%
Eagle Materials, Inc.	25,983	7,417,107
Martin Marietta Materials, Inc.	3,537	2,095,107
Vulcan Materials Co.	35,222	9,648,362
		19,160,576
Containers & Packaging - 0.0%
Avery Dennison Corp.	31,130	6,444,844
Sealed Air Corp.	7,994	289,223
		6,734,067
Metals & Mining - 0.0%
Cleveland-Cliffs, Inc. (a)(b)	155,391	2,016,975
Southern Copper Corp.	89,386	9,792,236
		11,809,211
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	46,327	4,581,740
TOTAL MATERIALS		183,984,230
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	481,641	102,849,619
Equinix, Inc.	5,277	4,791,938
Iron Mountain, Inc.	171,678	21,241,719
Lamar Advertising Co. Class A	22,631	2,987,292
Public Storage Operating Co.	24,803	8,161,675
Simon Property Group, Inc.	85,421	14,446,400
		154,478,643
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	15,129	4,099,354
TOTAL REAL ESTATE		158,577,997
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	51,650	13,581,884
NRG Energy, Inc.	87,613	7,920,215
		21,502,099
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	355,400	44,410,784
TOTAL UTILITIES		65,912,883
TOTAL COMMON STOCKS (Cost $18,323,930,410)		28,361,710,015

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $3,895,115)	3,906,000	3,895,992

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	55,614,095	55,625,218
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	48,522,674	48,527,526
TOTAL MONEY MARKET FUNDS (Cost $104,152,744)		104,152,744

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $18,431,978,269)	28,469,758,751
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(36,142,712)
NET ASSETS - 100.0%	28,433,616,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	139	Dec 2024	55,660,465	9,652	9,652
CME E-mini S&P 500 Index Contracts (United States)	60	Dec 2024	17,215,500	(74,538)	(74,538)

TOTAL FUTURES CONTRACTS					(64,886)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,662,591.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	140,601,008	1,693,752,172	1,778,727,549	2,185,115	(413)	-	55,625,218	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	61,421,683	330,278,870	343,173,027	112,176	-	-	48,527,526	0.2%
Total	202,022,691	2,024,031,042	2,121,900,576	2,297,291	(413)	-	104,152,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,731,730,741	3,731,730,741	-	-
Consumer Discretionary	4,003,443,444	4,003,443,444	-	-
Consumer Staples	995,999,316	995,999,316	-	-
Energy	123,569,766	123,569,766	-	-
Financials	1,863,234,230	1,863,234,230	-	-
Health Care	2,119,223,191	2,119,223,191	-	-
Industrials	1,314,743,851	1,314,743,851	-	-
Information Technology	13,801,290,366	13,801,290,366	-	-
Materials	183,984,230	183,984,230	-	-
Real Estate	158,577,997	158,577,997	-	-
Utilities	65,912,883	65,912,883	-	-

U.S. Government and Government Agency Obligations	3,895,992	-	3,895,992	-

Money Market Funds	104,152,744	104,152,744	-	-
Total Investments in Securities:	28,469,758,751	28,465,862,759	3,895,992	-
Derivative Instruments: Assets
Futures Contracts	9,652	9,652	-	-
Total Assets	9,652	9,652	-	-
Liabilities
Futures Contracts	(74,538)	(74,538)	-	-
Total Liabilities	(74,538)	(74,538)	-	-
Total Derivative Instruments:	(64,886)	(64,886)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,652	(74,538)
Total Equity Risk	9,652	(74,538)
Total Value of Derivatives	9,652	(74,538)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,710,540) - See accompanying schedule:
Unaffiliated issuers (cost $18,327,825,525)	$28,365,606,007
Fidelity Central Funds (cost $104,152,744)	104,152,744

Total Investment in Securities (cost $18,431,978,269)		$28,469,758,751
Receivable for fund shares sold		31,713,946
Dividends receivable		4,613,059
Distributions receivable from Fidelity Central Funds		220,589
Other receivables		1,336
Total assets		28,506,307,681
Liabilities
Payable for investments purchased	$564,534
Payable for fund shares redeemed	21,227,355
Accrued management fee	833,823
Payable for daily variation margin on futures contracts	1,532,780
Collateral on securities loaned	48,533,150
Total liabilities		72,691,642
Net Assets		$28,433,616,039
Net Assets consist of:
Paid in capital		$18,370,345,468
Total accumulated earnings (loss)		10,063,270,571
Net Assets		$28,433,616,039
Net Asset Value, offering price and redemption price per share ($28,433,616,039 ÷ 776,857,010 shares)		$36.60
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$83,991,584
Interest		113,978
Income from Fidelity Central Funds (including $112,176 from security lending)		2,297,291
Total income		86,402,853
Expenses
Management fee	$4,577,544
Independent trustees' fees and expenses	27,148
Total expenses before reductions	4,604,692
Expense reductions	(3,183)
Total expenses after reductions		4,601,509
Net Investment income (loss)		81,801,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(98,170,165)
Redemptions in-kind	560,455,086
Fidelity Central Funds	(413)
Futures contracts	13,271,305
Total net realized gain (loss)		475,555,813
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,157,393,729
Futures contracts	(44,943)
Total change in net unrealized appreciation (depreciation)		3,157,348,786
Net gain (loss)		3,632,904,599
Net increase (decrease) in net assets resulting from operations		$3,714,705,943
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,801,344	$141,327,369
Net realized gain (loss)	475,555,813	350,785,373
Change in net unrealized appreciation (depreciation)	3,157,348,786	4,223,333,227
Net increase (decrease) in net assets resulting from operations	3,714,705,943	4,715,445,969
Distributions to shareholders	-	(135,662,713)

Share transactions
Proceeds from sales of shares	6,636,546,612	10,051,228,797
Reinvestment of distributions	-	119,504,458
Cost of shares redeemed	(4,036,080,170)	(5,585,256,177)

Net increase (decrease) in net assets resulting from share transactions	2,600,466,442	4,585,477,078
Total increase (decrease) in net assets	6,315,172,385	9,165,260,334

Net Assets
Beginning of period	22,118,443,654	12,953,183,320
End of period	$28,433,616,039	$22,118,443,654

Other Information
Shares
Sold	187,844,322	356,440,425
Issued in reinvestment of distributions	-	4,187,420
Redeemed	(113,904,345)	(196,321,249)
Net increase (decrease)	73,939,977	164,306,596

Financial Highlights
Fidelity® Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.47	$24.05	$23.70	$25.63	$17.27	$15.75
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.23	.19	.18	.20
Net realized and unrealized gain (loss)	5.02	7.41	.30	(1.46)	8.60	1.50
Total from investment operations	5.13	7.64	.53	(1.27)	8.78	1.70
Distributions from net investment income	-	(.22)	(.18)	(.16)	(.18)	(.17)
Distributions from net realized gain	-	-	-	(.50)	(.24)	(.01)
Total distributions	-	(.22)	(.18)	(.66)	(.42)	(.18)
Net asset value, end of period	$36.60	$31.47	$24.05	$23.70	$25.63	$17.27
Total Return C,D	16.30%	31.85%	2.33%	(5.39)%	51.34%	10.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03 % G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G,H	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	.62% G	.80%	1.01%	.70%	.82%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$28,433,616	$22,118,444	$12,953,183	$8,720,854	$7,121,373	$4,042,492
Portfolio turnover rate I	13 % G,J	15% J	12%	14%	21%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain deemed distributions, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,399,395,177
Gross unrealized depreciation	(486,636,859)
Net unrealized appreciation (depreciation)	$9,912,758,318
Tax cost	$18,556,935,547

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(253,308,426)
Long-term	(143,241,395)
Total capital loss carryforward	$(396,549,821)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	5,827,113,245	1,750,564,905

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	40,149,797	560,455,086	1,430,505,737

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	26,112,359	428,559,748	748,945,115
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	8,646,000	5.13%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Growth Index Fund	12,123	590	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,183.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9879606.108
LC1-I-SANN-1224
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Mid Cap Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	9,621	343,758
GCI Liberty, Inc. Class A (Escrow) (b)	1,527	0
Iridium Communications, Inc.	4,660	136,678
Liberty Global Ltd.:
Class A	6,752	133,757
Class C	6,312	130,153
		744,346
Entertainment - 1.5%
Electronic Arts, Inc.	10,493	1,582,869
Liberty Media Corp. Liberty Formula One:
Class A (a)	1,024	76,022
Class C (a)	7,987	637,682
Liberty Media Corp. Liberty Live:
Class C (a)	1,839	107,324
Series A (a)	780	44,257
Live Nation Entertainment, Inc. (a)	6,212	727,674
Madison Square Garden Sports Corp. (a)	742	165,243
Playtika Holding Corp.	3,191	24,986
Roblox Corp. Class A (a)	20,088	1,038,951
Roku, Inc. Class A (a)	4,728	302,970
Take-Two Interactive Software, Inc. (a)	6,775	1,095,653
TKO Group Holdings, Inc. (a)	3,095	361,403
Warner Bros Discovery, Inc. (a)	94,336	766,952
		6,931,986
Interactive Media & Services - 0.3%
IAC, Inc. Class A (a)	3,126	149,892
Match Group, Inc. (a)	9,289	334,683
Pinterest, Inc. Class A (a)	23,750	755,013
TripAdvisor, Inc. Class A (a)	3,557	57,054
Trump Media & Technology Group (a)(c)	2,266	80,080
Zoominfo Technologies, Inc. (a)	10,806	119,406
		1,496,128
Media - 1.5%
Charter Communications, Inc. Class A (a)	3,680	1,205,605
Fox Corp.:
Class A	9,164	384,888
Class B	4,979	193,982
Interpublic Group of Companies, Inc.	14,934	439,060
Liberty Broadband Corp.:
Class A (a)	724	58,087
Class C (a)	4,271	345,182
News Corp.:
Class A	14,888	405,698
Class B	4,591	133,323
Nexstar Media Group, Inc.	1,243	218,669
Omnicom Group, Inc.	7,609	768,509
Paramount Global:
Class A (c)	699	15,301
Class B (c)	20,687	226,316
Sirius XM Holdings, Inc. (c)	9,622	256,523
The New York Times Co. Class A	6,318	352,797
The Trade Desk, Inc. Class A (a)	17,319	2,081,917
		7,085,857
TOTAL COMMUNICATION SERVICES		16,258,317
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.3%
Aptiv PLC (a)	10,496	596,488
BorgWarner, Inc.	9,018	303,275
Gentex Corp.	9,198	278,791
Lear Corp.	2,268	217,184
QuantumScape Corp. Class A (a)(c)	14,311	73,702
		1,469,440
Automobiles - 0.2%
Harley-Davidson, Inc.	4,824	154,127
Lucid Group, Inc. Class A (a)(c)	30,908	68,307
Rivian Automotive, Inc. Class A (a)(c)	32,634	329,603
Thor Industries, Inc.	2,037	212,011
		764,048
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	45,331	1,169,086
Dillard's, Inc. Class A	125	46,440
eBay, Inc.	19,815	1,139,561
Etsy, Inc. (a)	4,143	213,116
Kohl's Corp.	4,544	83,973
Macy's, Inc.	10,883	166,945
Nordstrom, Inc.	3,976	89,897
Ollie's Bargain Outlet Holdings, Inc. (a)	2,405	220,851
		3,129,869
Distributors - 0.3%
Genuine Parts Co.	5,467	627,065
LKQ Corp.	10,408	382,910
Pool Corp.	1,465	529,803
		1,539,778
Diversified Consumer Services - 0.4%
ADT, Inc.	11,490	82,728
Bright Horizons Family Solutions, Inc. (a)	2,268	302,710
Duolingo, Inc. Class A (a)	1,440	421,877
Grand Canyon Education, Inc. (a)	1,151	157,814
H&R Block, Inc.	5,436	324,692
Service Corp. International	5,590	456,424
		1,746,245
Hotels, Restaurants & Leisure - 3.4%
Aramark	10,252	387,833
Boyd Gaming Corp.	2,704	187,360
Caesars Entertainment, Inc. (a)	8,489	339,984
Carnival Corp. (a)	39,095	860,090
Cava Group, Inc. (a)	2,955	394,670
Choice Hotels International, Inc. (c)	1,099	153,321
Churchill Downs, Inc.	2,722	381,352
Darden Restaurants, Inc.	4,671	747,453
Domino's Pizza, Inc.	1,365	564,741
Draftkings Holdings, Inc. Class A (a)	17,767	627,530
Dutch Bros, Inc. Class A (a)	4,328	143,343
Expedia Group, Inc. Class A (a)	4,957	774,829
Hilton Worldwide Holdings, Inc.	9,603	2,255,265
Hyatt Hotels Corp. Class A	1,717	249,738
Las Vegas Sands Corp.	13,889	720,145
Light & Wonder, Inc. Class A (a)	3,537	331,700
Marriott Vacations Worldwide Corp.	1,396	107,534
MGM Resorts International (a)	9,187	338,725
Norwegian Cruise Line Holdings Ltd. (a)	16,423	416,159
Penn Entertainment, Inc. (a)	5,279	104,260
Planet Fitness, Inc. (a)	3,414	268,067
Royal Caribbean Cruises Ltd.	9,276	1,914,103
Texas Roadhouse, Inc.	2,602	497,294
Travel+Leisure Co.	2,657	127,031
Vail Resorts, Inc.	1,502	248,866
Wendy's Co.	6,939	132,604
Wingstop, Inc.	1,151	331,131
Wyndham Hotels & Resorts, Inc.	3,033	267,875
Wynn Resorts Ltd.	4,013	385,328
Yum! Brands, Inc.	11,030	1,446,695
		15,705,026
Household Durables - 2.0%
D.R. Horton, Inc.	11,620	1,963,780
Garmin Ltd.	6,057	1,201,406
Leggett & Platt, Inc.	4,238	50,856
Lennar Corp.:
Class A	9,321	1,587,366
Class B	457	73,266
Mohawk Industries, Inc. (a)	2,062	276,865
Newell Brands, Inc.	15,276	134,429
NVR, Inc. (a)	112	1,025,115
PulteGroup, Inc.	8,089	1,047,768
SharkNinja, Inc.	2,577	237,625
Tempur Sealy International, Inc.	6,613	316,829
Toll Brothers, Inc.	4,015	587,957
TopBuild Corp. (a)	1,251	442,078
Whirlpool Corp.	2,098	217,164
		9,162,504
Leisure Products - 0.3%
Brunswick Corp.	2,688	214,341
Hasbro, Inc.	5,437	356,830
Mattel, Inc. (a)	13,268	270,402
Polaris, Inc.	2,061	144,085
YETI Holdings, Inc. (a)	3,405	119,890
		1,105,548
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,961	69,988
AutoNation, Inc. (a)	995	154,693
Bath & Body Works, Inc.	8,839	250,851
Best Buy Co., Inc.	8,439	763,139
Burlington Stores, Inc. (a)	2,485	615,708
CarMax, Inc. (a)	6,200	448,756
Carvana Co. Class A (a)	4,234	1,047,111
Dick's Sporting Goods, Inc.	2,191	428,888
Five Below, Inc. (a)	2,151	203,893
Floor & Decor Holdings, Inc. Class A (a)	4,126	425,184
GameStop Corp. Class A (a)(c)	14,672	325,425
Gap, Inc.	7,909	164,270
Lithia Motors, Inc. Class A (sub. vtg.)	1,066	354,306
Murphy U.S.A., Inc.	725	354,126
Penske Automotive Group, Inc.	722	108,712
RH (a)	589	187,331
Ross Stores, Inc.	12,871	1,798,336
Tractor Supply Co.	4,215	1,119,125
Ulta Beauty, Inc. (a)	1,878	692,944
Valvoline, Inc. (a)	5,061	203,857
Wayfair LLC Class A (a)	3,729	159,713
Williams-Sonoma, Inc.	4,981	668,102
		10,544,458
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.	2,301	41,073
Birkenstock Holding PLC (a)	1,548	71,208
Capri Holdings Ltd. (a)	4,577	90,350
Carter's, Inc.	1,436	78,549
Columbia Sportswear Co.	1,307	105,174
Crocs, Inc. (a)	2,330	251,221
Deckers Outdoor Corp. (a)	5,936	955,043
PVH Corp.	2,191	215,726
Ralph Lauren Corp. Class A	1,571	310,948
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,174	317,994
Tapestry, Inc.	8,961	425,199
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,039	60,183
Class C (non-vtg.) (a)	8,164	64,496
VF Corp.	13,372	276,934
		3,264,098
TOTAL CONSUMER DISCRETIONARY		48,431,014
CONSUMER STAPLES - 4.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	303	88,194
Brown-Forman Corp.:
Class A	2,035	88,685
Class B (non-vtg.)	6,720	295,882
Celsius Holdings, Inc. (a)	6,957	209,267
Coca-Cola Consolidated, Inc.	236	265,325
Molson Coors Beverage Co. Class B	6,900	375,843
		1,323,196
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	15,833	286,577
BJ's Wholesale Club Holdings, Inc. (a)	5,167	437,800
Casey's General Stores, Inc.	1,450	571,329
Dollar General Corp.	8,649	692,266
Dollar Tree, Inc. (a)	7,995	516,797
Grocery Outlet Holding Corp. (a)	3,970	56,771
Kroger Co.	25,958	1,447,678
Maplebear, Inc. (NASDAQ) (a)	6,766	298,381
Performance Food Group Co. (a)	6,007	488,069
Sysco Corp.	19,528	1,463,624
U.S. Foods Holding Corp. (a)	8,979	553,555
Walgreens Boots Alliance, Inc.	26,519	250,870
		7,063,717
Food Products - 2.1%
Archer Daniels Midland Co.	18,697	1,032,261
Bunge Global SA	5,525	464,211
Campbell Soup Co.	7,552	352,301
Conagra Brands, Inc.	18,787	543,696
Darling Ingredients, Inc. (a)	6,270	245,220
Flowers Foods, Inc.	7,488	166,458
Freshpet, Inc. (a)	1,821	241,355
General Mills, Inc.	21,854	1,486,509
Hormel Foods Corp.	10,916	333,484
Ingredion, Inc.	2,533	336,281
Kellanova	10,245	826,259
Lamb Weston Holdings, Inc.	5,658	439,570
McCormick & Co., Inc. (non-vtg.)	9,890	773,794
Pilgrim's Pride Corp. (a)	1,597	77,359
Post Holdings, Inc. (a)	1,917	209,356
Seaboard Corp.	11	30,426
The Hershey Co.	5,716	1,015,047
The J.M. Smucker Co.	4,066	461,532
Tyson Foods, Inc. Class A	10,857	636,112
		9,671,231
Household Products - 0.4%
Church & Dwight Co., Inc.	9,554	954,540
Reynolds Consumer Products, Inc.	2,103	56,676
Spectrum Brands Holdings, Inc.	1,087	97,417
The Clorox Co.	4,869	771,980
		1,880,613
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	5,083	334,614
Coty, Inc. Class A (a)	15,266	113,579
elf Beauty, Inc. (a)	2,113	222,393
Kenvue, Inc.	74,970	1,719,062
		2,389,648
TOTAL CONSUMER STAPLES		22,328,405
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	39,127	1,489,956
Halliburton Co.	34,879	967,543
NOV, Inc.	14,150	219,467
TechnipFMC PLC	16,867	450,180
Weatherford International PLC	2,843	224,597
		3,351,743
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	13,252	190,431
Antero Resources Corp. (a)	11,411	295,317
APA Corp.	14,200	335,120
Cheniere Energy, Inc.	8,981	1,718,784
Chord Energy Corp.	2,466	308,497
Civitas Resources, Inc.	4,003	195,306
Coterra Energy, Inc.	29,103	696,144
Devon Energy Corp.	24,377	942,902
Diamondback Energy, Inc.	7,390	1,306,330
DT Midstream, Inc.	3,772	340,046
EQT Corp.	23,139	845,499
Expand Energy Corp.	8,874	751,805
Hess Corp.	10,946	1,472,018
HF Sinclair Corp.	6,206	239,614
Kinder Morgan, Inc.	75,803	1,857,932
Marathon Oil Corp.	21,867	605,716
Matador Resources Co.	4,641	241,843
New Fortress Energy, Inc. Class A (c)	1,520	12,783
ONEOK, Inc.	22,822	2,210,995
Ovintiv, Inc.	10,329	404,897
Permian Resource Corp. Class A	25,894	352,935
Range Resources Corp.	9,333	280,270
Targa Resources Corp.	8,581	1,432,684
Texas Pacific Land Corp.	734	855,844
The Williams Companies, Inc.	47,595	2,492,550
Viper Energy, Inc. Class A	3,974	206,251
		20,592,513
TOTAL ENERGY		23,944,256
FINANCIALS - 16.2%
Banks - 2.9%
Bank OZK	4,251	185,981
BOK Financial Corp.	856	90,933
Citizens Financial Group, Inc.	17,686	744,934
Columbia Banking Systems, Inc.	8,311	236,947
Comerica, Inc.	5,234	333,458
Commerce Bancshares, Inc.	4,434	277,125
Cullen/Frost Bankers, Inc.	2,304	293,414
East West Bancorp, Inc.	5,381	524,594
Fifth Third Bancorp	26,605	1,162,106
First Citizens Bancshares, Inc.	469	908,617
First Hawaiian, Inc.	5,163	127,733
First Horizon National Corp.	21,490	372,422
FNB Corp., Pennsylvania	14,111	204,610
Huntington Bancshares, Inc.	56,623	882,753
KeyCorp	36,421	628,262
M&T Bank Corp.	6,488	1,263,084
Nu Holdings Ltd. Class A (a)	124,569	1,879,746
Pinnacle Financial Partners, Inc.	2,990	315,296
Popular, Inc.	2,778	247,881
Prosperity Bancshares, Inc.	3,539	259,055
Regions Financial Corp.	35,891	856,718
Synovus Financial Corp.	5,650	281,766
TFS Financial Corp.	2,301	29,568
Webster Financial Corp.	6,753	349,805
Western Alliance Bancorp.	4,196	349,149
Wintrust Financial Corp.	2,536	293,897
Zions Bancorporation NA	5,697	296,586
		13,396,440
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	1,224	237,334
Ameriprise Financial, Inc.	3,915	1,997,825
Ares Management Corp. Class A,	7,173	1,202,769
Bank of New York Mellon Corp.	28,864	2,175,191
Blue Owl Capital, Inc. Class A	19,672	439,866
Carlyle Group LP	8,614	430,958
Cboe Global Markets, Inc.	4,132	882,471
Coinbase Global, Inc. Class A (a)	7,735	1,386,499
Evercore, Inc. Class A	1,406	371,423
FactSet Research Systems, Inc.	1,493	677,912
Franklin Resources, Inc.	11,521	239,291
Houlihan Lokey Class A	2,043	352,969
Interactive Brokers Group, Inc.	4,112	627,409
Invesco Ltd.	14,603	253,216
Janus Henderson Group PLC	5,090	210,268
Jefferies Financial Group, Inc.	6,823	436,536
Lazard, Inc. Class A	4,311	228,440
LPL Financial	2,917	823,119
MarketAxess Holdings, Inc.	1,449	419,370
Morningstar, Inc.	1,042	341,828
MSCI, Inc.	3,010	1,719,312
NASDAQ, Inc.	16,113	1,191,073
Northern Trust Corp.	7,808	784,860
Raymond James Financial, Inc.	7,402	1,097,124
Robinhood Markets, Inc. (a)	26,020	611,210
SEI Investments Co.	3,899	291,489
State Street Corp.	11,803	1,095,318
Stifel Financial Corp.	3,867	400,699
T. Rowe Price Group, Inc.	8,306	912,497
TPG, Inc. Class A	3,283	222,193
Tradeweb Markets, Inc. Class A	4,532	575,564
Virtu Financial, Inc. Class A	3,181	98,484
XP, Inc. Class A	16,097	281,054
		23,015,571
Consumer Finance - 0.8%
Ally Financial, Inc.	10,843	380,047
Credit Acceptance Corp. (a)	250	106,250
Discover Financial Services	9,783	1,452,091
OneMain Holdings, Inc.	4,496	223,316
SLM Corp.	8,433	185,779
SoFi Technologies, Inc. Class A (a)	40,551	452,955
Synchrony Financial	15,418	850,149
		3,650,587
Financial Services - 2.0%
Affirm Holdings, Inc. Class A, (a)	9,098	398,947
Block, Inc. Class A (a)	21,792	1,575,997
Corebridge Financial, Inc.	9,969	316,715
Corpay, Inc. (a)	2,677	882,660
Equitable Holdings, Inc.	12,763	578,674
Euronet Worldwide, Inc. (a)	1,735	170,845
Fidelity National Information Services, Inc.	21,994	1,973,522
Global Payments, Inc.	10,008	1,037,930
Jack Henry & Associates, Inc.	2,847	517,955
MGIC Investment Corp.	10,013	250,726
Rocket Companies, Inc. Class A (a)	5,568	89,645
Shift4 Payments, Inc. Class A (a)	2,419	218,774
The Western Union Co.	11,992	129,034
Toast, Inc. (a)	17,400	522,522
UWM Holdings Corp. Class A	4,153	26,745
Voya Financial, Inc.	3,974	319,112
WEX, Inc. (a)	1,619	279,439
		9,289,242
Insurance - 5.2%
AFLAC, Inc.	21,802	2,284,632
Allstate Corp.	10,278	1,917,053
American Financial Group, Inc.	2,801	361,133
Arch Capital Group Ltd.	14,110	1,390,682
Arthur J. Gallagher & Co.	8,455	2,377,546
Assurant, Inc.	2,051	393,177
Assured Guaranty Ltd.	2,066	172,428
Axis Capital Holdings Ltd.	3,026	236,815
Brighthouse Financial, Inc. (a)	2,565	121,325
Brown & Brown, Inc.	9,355	978,907
Cincinnati Financial Corp.	5,978	841,882
CNA Financial Corp.	772	36,987
Everest Re Group Ltd.	1,687	599,914
Fidelity National Financial, Inc.	10,153	610,906
First American Financial Corp.	3,975	254,996
Globe Life, Inc.	3,491	368,650
Hanover Insurance Group, Inc.	1,408	208,849
Hartford Financial Services Group, Inc.	11,413	1,260,452
Kemper Corp.	2,401	149,510
Kinsale Capital Group, Inc.	863	369,459
Lincoln National Corp.	5,853	203,392
Loews Corp.	6,951	548,851
Markel Group, Inc. (a)	503	775,631
Old Republic International Corp.	9,716	339,380
Primerica, Inc.	1,349	373,417
Principal Financial Group, Inc.	9,042	745,061
Prudential Financial, Inc.	14,073	1,723,661
Reinsurance Group of America, Inc.	2,569	542,265
RenaissanceRe Holdings Ltd.	2,003	525,587
RLI Corp.	1,622	252,983
Ryan Specialty Group Holdings, Inc. Class A	4,008	264,007
Unum Group	7,192	461,583
W.R. Berkley Corp.	11,508	657,912
White Mountains Insurance Group Ltd.	99	177,917
Willis Towers Watson PLC	4,005	1,210,271
		23,737,221
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. (c)	29,574	275,334
Annaly Capital Management, Inc.	17,620	334,956
Rithm Capital Corp.	20,433	216,385
Starwood Property Trust, Inc.	12,812	252,909
		1,079,584
TOTAL FINANCIALS		74,168,645
HEALTH CARE - 9.7%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	4,944	1,318,021
Apellis Pharmaceuticals, Inc. (a)	4,160	113,402
Biogen, Inc. (a)	5,713	994,062
BioMarin Pharmaceutical, Inc. (a)	7,411	488,311
Exact Sciences Corp. (a)	7,163	493,746
Exelixis, Inc. (a)	11,196	371,707
Grail, Inc.	1,160	15,741
Incyte Corp. (a)	6,231	461,842
Ionis Pharmaceuticals, Inc. (a)	6,209	238,364
Natera, Inc. (a)	4,431	535,974
Neurocrine Biosciences, Inc. (a)	3,918	471,218
Repligen Corp. (a)	2,203	295,797
Roivant Sciences Ltd. (a)	16,475	190,286
Sarepta Therapeutics, Inc. (a)	3,551	447,426
Ultragenyx Pharmaceutical, Inc. (a)	3,584	182,748
United Therapeutics Corp. (a)	1,705	637,619
Viking Therapeutics, Inc. (a)	4,116	298,575
		7,554,839
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	2,939	602,583
Baxter International, Inc.	19,978	713,215
Dentsply Sirona, Inc.	7,285	168,793
DexCom, Inc. (a)	15,705	1,106,888
Enovis Corp. (a)	2,231	92,073
Envista Holdings Corp. (a)	7,030	147,419
GE Healthcare Technologies, Inc.	17,265	1,508,098
Globus Medical, Inc. Class A (a)	4,372	321,517
Hologic, Inc. (a)	8,923	721,603
IDEXX Laboratories, Inc. (a)	3,228	1,313,538
Inspire Medical Systems, Inc. (a)	1,152	224,686
Insulet Corp. (a)	2,740	634,392
Masimo Corp. (a)	1,681	242,081
Penumbra, Inc. (a)	1,453	332,548
QuidelOrtho Corp. (a)	2,225	84,661
ResMed, Inc.	5,694	1,380,624
Solventum Corp.	5,433	394,327
STERIS PLC	3,861	856,563
Teleflex, Inc.	1,848	371,559
The Cooper Companies, Inc. (a)	7,633	799,022
Zimmer Biomet Holdings, Inc.	8,017	857,178
		12,873,368
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	3,608	154,026
Amedisys, Inc. (a)	982	92,897
Cardinal Health, Inc.	9,539	1,035,172
Cencora, Inc.	6,501	1,482,748
Centene Corp. (a)	20,615	1,283,490
Chemed Corp.	583	314,960
DaVita, Inc. (a)	1,974	275,985
Encompass Health Corp.	3,871	385,010
Henry Schein, Inc. (a)	5,043	354,170
Humana, Inc.	4,728	1,219,020
Labcorp Holdings, Inc.	3,299	753,063
Molina Healthcare, Inc. (a)	2,279	732,060
Premier, Inc. Class A	4,380	88,257
Quest Diagnostics, Inc.	4,352	673,820
R1 RCM, Inc. (a)	6,232	88,868
Tenet Healthcare Corp. (a)	3,714	575,744
Universal Health Services, Inc. Class B	2,267	463,171
		9,972,461
Health Care Technology - 0.3%
Certara, Inc. (a)	4,025	41,055
Doximity, Inc. Class A (a)	4,862	202,940
Veeva Systems, Inc. Class A (a)	5,791	1,209,335
		1,453,330
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. Class A (a)	3,362	53,893
Agilent Technologies, Inc.	11,464	1,493,874
Avantor, Inc. (a)	26,564	594,237
Azenta, Inc. (a)	2,172	89,247
Bio-Rad Laboratories, Inc. Class A (a)	770	275,806
Bio-Techne Corp.	6,107	450,391
Bruker Corp.	4,312	244,102
Charles River Laboratories International, Inc. (a)	1,922	343,231
Fortrea Holdings, Inc. (a)	3,628	61,023
Illumina, Inc. (a)	6,251	901,019
IQVIA Holdings, Inc. (a)	7,058	1,452,678
Medpace Holdings, Inc. (a)	996	312,963
Mettler-Toledo International, Inc. (a)	826	1,066,986
QIAGEN NV	8,784	369,806
Revvity, Inc.	4,832	573,027
Sotera Health Co. (a)	5,975	93,628
Waters Corp. (a)	2,310	746,384
West Pharmaceutical Services, Inc.	2,846	876,369
		9,998,664
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	6,904	404,574
Elanco Animal Health, Inc. (a)	19,538	246,960
Intra-Cellular Therapies, Inc. (a)	4,052	343,407
Jazz Pharmaceuticals PLC (a)	2,438	268,253
Organon & Co.	10,089	189,471
Perrigo Co. PLC	4,895	125,459
Royalty Pharma PLC Class A	14,864	401,328
Viatris, Inc.	46,776	542,602
		2,522,054
TOTAL HEALTH CARE		44,374,716
INDUSTRIALS - 17.6%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	2,810	1,190,035
BWX Technologies, Inc.	3,568	434,404
Curtiss-Wright Corp.	1,492	514,680
HEICO Corp.	1,753	429,397
HEICO Corp. Class A	3,138	602,527
Hexcel Corp.	3,266	191,682
Howmet Aerospace, Inc.	15,861	1,581,659
Huntington Ingalls Industries, Inc.	1,550	286,688
L3Harris Technologies, Inc.	7,413	1,834,495
Loar Holdings, Inc.	428	36,885
Spirit AeroSystems Holdings, Inc. Class A (a)	4,286	138,738
Textron, Inc.	7,326	589,157
Woodward, Inc.	2,370	388,893
		8,219,240
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4,555	469,347
Expeditors International of Washington, Inc.	5,530	658,070
GXO Logistics, Inc. (a)	4,648	277,997
		1,405,414
Building Products - 1.5%
A.O. Smith Corp.	4,708	353,571
AAON, Inc.	2,663	304,168
Advanced Drain Systems, Inc.	2,743	411,121
Allegion PLC	3,406	475,580
Armstrong World Industries, Inc.	1,671	233,188
Builders FirstSource, Inc. (a)	4,705	806,437
Carlisle Companies, Inc.	1,793	757,058
Fortune Brands Innovations, Inc.	4,827	402,234
Hayward Holdings, Inc. (a)	5,728	93,137
Lennox International, Inc.	1,252	754,418
Masco Corp.	8,574	685,148
Owens Corning	3,374	596,489
Simpson Manufacturing Co. Ltd.	1,661	298,631
The AZEK Co., Inc. Class A, (a)	5,659	248,996
Trex Co., Inc. (a)	4,290	303,947
		6,724,123
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	1,985	459,051
MSA Safety, Inc.	1,450	240,628
RB Global, Inc.	7,176	608,094
Rollins, Inc.	10,961	516,702
Stericycle, Inc. (a)	3,601	221,353
Tetra Tech, Inc.	10,444	510,503
Veralto Corp.	9,648	985,929
Vestis Corp.	5,293	71,561
		3,613,821
Construction & Engineering - 1.1%
AECOM	5,303	566,360
API Group Corp. (a)	8,760	299,066
Comfort Systems U.S.A., Inc.	1,373	536,898
EMCOR Group, Inc.	1,805	805,156
MasTec, Inc. (a)	2,445	300,466
MDU Resources Group, Inc.	7,944	229,184
Quanta Services, Inc.	5,679	1,712,957
Valmont Industries, Inc.	775	241,552
Willscot Holdings Corp. (a)	7,271	240,961
		4,932,600
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,201	361,129
AMETEK, Inc.	9,032	1,655,927
Generac Holdings, Inc. (a)	2,245	371,660
Hubbell, Inc.	2,097	895,482
nVent Electric PLC	6,490	483,959
Regal Rexnord Corp.	2,610	434,669
Rockwell Automation, Inc.	4,497	1,199,395
Sensata Technologies PLC	5,917	203,190
Vertiv Holdings Co.	14,013	1,531,481
		7,136,892
Ground Transportation - 1.0%
Avis Budget Group, Inc.	685	56,855
J.B. Hunt Transport Services, Inc.	3,231	583,583
Knight-Swift Transportation Holdings, Inc.	6,228	324,354
Landstar System, Inc.	1,398	245,726
Lyft, Inc. (a)	13,196	171,152
Old Dominion Freight Lines, Inc.	7,701	1,550,365
Ryder System, Inc.	1,664	243,410
Saia, Inc. (a)	1,038	507,177
Schneider National, Inc. Class B	1,918	54,241
U-Haul Holding Co. (a)	332	24,346
U-Haul Holding Co. Class N	3,872	264,303
XPO, Inc. (a)	4,493	586,471
		4,611,983
Machinery - 3.8%
AGCO Corp.	2,461	245,706
Allison Transmission Holdings, Inc.	3,369	360,011
CNH Industrial NV Class A	34,317	385,380
Crane Co.	1,916	301,348
Cummins, Inc.	5,343	1,757,740
Donaldson Co., Inc.	4,683	342,608
Dover Corp.	5,363	1,015,377
ESAB Corp.	2,224	273,641
Flowserve Corp.	5,162	271,728
Fortive Corp.	13,782	984,448
Gates Industrial Corp. PLC (a)	8,103	156,793
Graco, Inc.	6,533	532,113
IDEX Corp.	2,972	637,910
Ingersoll Rand, Inc.	15,790	1,515,840
ITT, Inc.	3,227	452,167
Lincoln Electric Holdings, Inc.	2,174	418,625
Middleby Corp. (a)	2,102	272,629
Nordson Corp.	2,223	551,059
Oshkosh Corp.	2,562	261,939
Otis Worldwide Corp.	15,807	1,552,247
Pentair PLC	6,471	641,406
RBC Bearings, Inc. (a)	1,115	312,590
Snap-On, Inc.	2,027	669,174
Stanley Black & Decker, Inc.	5,904	548,718
Timken Co.	2,571	213,393
Toro Co.	4,109	330,692
Westinghouse Air Brake Tech Co.	6,819	1,281,836
Xylem, Inc.	9,451	1,150,943
		17,438,061
Marine Transportation - 0.1%
Kirby Corp. (a)	2,259	259,243
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	5,027	240,844
American Airlines Group, Inc. (a)	24,055	322,337
Delta Air Lines, Inc.	25,288	1,446,979
Southwest Airlines Co.	23,523	719,333
United Airlines Holdings, Inc. (a)	12,850	1,005,641
		3,735,134
Professional Services - 2.9%
Amentum Holdings, Inc.	4,888	145,369
Booz Allen Hamilton Holding Corp. Class A	5,018	911,570
Broadridge Financial Solutions, Inc.	4,601	970,167
CACI International, Inc. (a)	860	475,202
Clarivate PLC (a)	13,115	86,559
Concentrix Corp.	1,572	66,826
Dayforce, Inc. (a)(c)	5,934	421,017
Dun & Bradstreet Holdings, Inc.	10,486	124,679
Equifax, Inc.	4,823	1,278,191
FTI Consulting, Inc. (a)	1,384	269,991
Genpact Ltd.	6,964	265,816
Jacobs Solutions, Inc.	4,886	686,874
KBR, Inc.	5,233	350,663
Leidos Holdings, Inc.	5,273	965,803
ManpowerGroup, Inc.	1,963	123,375
Parsons Corp. (a)	1,799	194,580
Paychex, Inc.	12,606	1,756,394
Paycom Software, Inc.	1,903	397,784
Paycor HCM, Inc. (a)	3,087	46,583
Paylocity Holding Corp. (a)	1,732	319,675
Robert Half, Inc.	4,057	276,322
Science Applications International Corp.	2,017	291,033
SS&C Technologies Holdings, Inc.	8,433	589,720
TransUnion	7,613	771,197
Verisk Analytics, Inc.	5,582	1,533,487
		13,318,877
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	4,091	181,436
Core & Main, Inc. Class A (a)	7,561	334,801
Fastenal Co.	22,363	1,748,339
Ferguson Enterprises, Inc.	7,927	1,559,558
MSC Industrial Direct Co., Inc. Class A	1,864	147,386
SiteOne Landscape Supply, Inc. (a)	1,761	246,082
United Rentals, Inc.	2,599	2,112,467
W.W. Grainger, Inc.	1,698	1,883,473
Watsco, Inc.	1,354	640,456
WESCO International, Inc.	1,719	329,996
		9,183,994
TOTAL INDUSTRIALS		80,579,382
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Ciena Corp. (a)	5,645	358,514
F5, Inc. (a)	2,284	534,182
Juniper Networks, Inc.	12,576	489,206
Lumentum Holdings, Inc. (a)	2,646	169,000
Ubiquiti, Inc.	161	42,776
		1,593,678
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	2,098	248,970
Avnet, Inc.	3,560	192,988
CDW Corp.	5,270	991,972
Cognex Corp.	6,295	253,248
Coherent Corp. (a)	5,177	478,562
Corning, Inc.	30,022	1,428,747
Crane NXT Co.	1,966	106,695
IPG Photonics Corp. (a)	837	67,764
Jabil, Inc.	4,344	534,703
Keysight Technologies, Inc. (a)	6,849	1,020,569
Littelfuse, Inc.	975	238,514
TD SYNNEX Corp.	2,976	343,282
Teledyne Technologies, Inc. (a)	1,814	825,950
Trimble, Inc. (a)	9,512	575,476
Vontier Corp.	6,097	226,077
Zebra Technologies Corp. Class A (a)	2,003	765,086
		8,298,603
IT Services - 2.0%
Akamai Technologies, Inc. (a)	5,933	599,708
Amdocs Ltd.	4,506	395,379
Cloudflare, Inc. Class A (a)	11,758	1,031,294
Cognizant Technology Solutions Corp. Class A	19,547	1,458,011
DXC Technology Co. (a)	6,484	128,772
EPAM Systems, Inc. (a)	2,091	394,467
Gartner, Inc. (a)	2,954	1,484,385
Globant SA (a)	1,662	348,837
GoDaddy, Inc. Class A (a)	5,528	922,070
Kyndryl Holdings, Inc. (a)	8,986	205,690
MongoDB, Inc. Class A (a)	2,773	749,819
Okta, Inc. Class A (a)	6,297	452,691
Twilio, Inc. Class A (a)	6,753	544,629
VeriSign, Inc. (a)	3,324	587,816
		9,303,568
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems LLC (a)	4,921	102,554
Amkor Technology, Inc.	4,363	111,038
Astera Labs, Inc. (a)	878	61,600
Cirrus Logic, Inc. (a)	2,104	231,061
Enphase Energy, Inc. (a)	5,170	429,317
Entegris, Inc.	5,925	620,407
First Solar, Inc. (a)	4,179	812,732
GlobalFoundries, Inc. (a)(c)	3,919	143,044
Lattice Semiconductor Corp. (a)	5,376	272,348
MACOM Technology Solutions Holdings, Inc. (a)	2,186	245,706
Microchip Technology, Inc.	20,818	1,527,417
MKS Instruments, Inc.	2,659	264,118
Monolithic Power Systems, Inc.	1,840	1,397,112
ON Semiconductor Corp. (a)	16,843	1,187,263
Onto Innovation, Inc. (a)	1,922	381,190
Qorvo, Inc. (a)	3,609	257,177
Skyworks Solutions, Inc.	6,189	542,033
Teradyne, Inc.	6,143	652,448
Universal Display Corp.	1,832	330,346
Wolfspeed, Inc. (a)(c)	3,707	49,340
		9,618,251
Software - 5.1%
ANSYS, Inc. (a)	3,427	1,098,045
AppFolio, Inc. Class A, (a)	894	185,836
AppLovin Corp. Class A, (a)	10,264	1,738,619
Aspen Technology, Inc. (a)	1,061	249,049
Bentley Systems, Inc. Class B	5,548	267,746
Bill Holdings, Inc. (a)	3,673	214,356
CCC Intelligent Solutions Holdings, Inc. Class A (a)	17,942	186,776
Confluent, Inc. Class A (a)	9,794	256,309
Datadog, Inc. Class A (a)	11,720	1,470,157
DocuSign, Inc. (a)	7,496	520,072
Dolby Laboratories, Inc. Class A	2,333	170,076
DoubleVerify Holdings, Inc. (a)	5,927	101,055
Dropbox, Inc. Class A (a)	9,552	246,919
Dynatrace, Inc. (a)	11,593	623,703
Elastic NV (a)	3,219	258,260
Fair Isaac Corp. (a)	929	1,851,599
Five9, Inc. (a)	2,174	64,198
Gen Digital, Inc.	21,303	620,130
GitLab, Inc. Class A (a)	4,678	251,443
Guidewire Software, Inc. (a)	3,208	597,522
HashiCorp, Inc. Class A (a)	5,522	186,975
HubSpot, Inc. (a)	1,917	1,063,532
Informatica, Inc. Class A (a)	2,390	65,247
Manhattan Associates, Inc. (a)	2,403	632,854
MicroStrategy, Inc. Class A (a)(c)	6,132	1,499,274
nCino, Inc. (a)	2,871	107,088
Nutanix, Inc. Class A (a)	9,518	591,068
Palantir Technologies, Inc. Class A (a)	78,773	3,273,807
Pegasystems, Inc.	1,644	130,599
Procore Technologies, Inc. (a)	4,174	274,023
PTC, Inc. (a)	4,671	865,676
RingCentral, Inc. Class A (a)	2,615	94,166
SentinelOne, Inc. Class A (a)	10,843	279,641
Smartsheet, Inc. Class A (a)	5,283	298,067
Teradata Corp. (a)	3,942	127,051
Tyler Technologies, Inc. (a)	1,660	1,005,279
UiPath, Inc. Class A (a)	17,776	219,711
Unity Software, Inc. (a)	11,847	237,888
Zoom Video Communications, Inc. Class A (a)	10,350	773,559
Zscaler, Inc. (a)	3,606	651,929
		23,349,304
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	50,900	992,041
HP, Inc.	38,335	1,361,659
NetApp, Inc.	8,058	929,168
Pure Storage, Inc. Class A (a)	12,031	602,152
Super Micro Computer, Inc. (a)(c)	19,410	565,025
Western Digital Corp. (a)	12,805	836,295
		5,286,340
TOTAL INFORMATION TECHNOLOGY		57,449,744
MATERIALS - 5.9%
Chemicals - 2.7%
Albemarle Corp.	4,613	436,989
Ashland, Inc.	1,993	168,548
Axalta Coating Systems Ltd. (a)	8,651	328,046
Celanese Corp.	4,282	539,404
CF Industries Holdings, Inc.	7,130	586,300
Corteva, Inc.	27,361	1,666,832
Dow, Inc.	27,603	1,363,036
DuPont de Nemours, Inc.	16,355	1,357,301
Eastman Chemical Co.	4,561	479,315
Element Solutions, Inc.	8,802	238,534
FMC Corp.	4,890	317,801
Huntsman Corp.	6,642	146,124
International Flavors & Fragrances, Inc.	10,029	997,183
LyondellBasell Industries NV Class A	10,171	883,351
NewMarket Corp.	262	137,542
Olin Corp.	4,649	190,748
PPG Industries, Inc.	9,151	1,139,391
RPM International, Inc.	4,961	630,593
The Chemours Co. LLC	5,979	108,579
The Mosaic Co.	12,648	338,460
The Scotts Miracle-Gro Co.	1,589	138,211
Westlake Corp.	1,324	174,689
		12,366,977
Construction Materials - 0.7%
Eagle Materials, Inc.	1,303	371,954
Martin Marietta Materials, Inc.	2,399	1,421,024
Vulcan Materials Co.	5,187	1,420,875
		3,213,853
Containers & Packaging - 1.4%
Amcor PLC	56,324	626,886
Aptargroup, Inc.	2,562	430,185
Avery Dennison Corp.	3,140	650,074
Ball Corp.	11,905	705,371
Berry Global Group, Inc.	4,507	317,518
Crown Holdings, Inc.	4,598	430,143
Graphic Packaging Holding Co.	11,641	328,975
International Paper Co.	13,566	753,456
Packaging Corp. of America	3,454	790,759
Sealed Air Corp.	5,812	210,278
Silgan Holdings, Inc.	3,241	167,689
Smurfit Westrock PLC	20,309	1,045,914
Sonoco Products Co.	3,871	203,305
		6,660,553
Metals & Mining - 1.0%
Alcoa Corp.	9,840	394,486
ATI, Inc. (a)	4,831	254,642
Cleveland-Cliffs, Inc. (a)	18,285	237,339
MP Materials Corp. (a)(c)	5,217	93,854
Nucor Corp.	9,380	1,330,459
Reliance, Inc.	2,230	638,538
Royal Gold, Inc.	2,570	375,374
Steel Dynamics, Inc.	5,810	758,205
United States Steel Corp.	8,726	339,005
		4,421,902
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,519	249,129
TOTAL MATERIALS		26,912,414
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Agree Realty Corp.	3,883	288,313
Alexandria Real Estate Equities, Inc.	6,633	739,911
American Homes 4 Rent Class A	13,199	465,133
Americold Realty Trust	11,281	289,696
AvalonBay Communities, Inc.	5,538	1,227,276
Brixmor Property Group, Inc.	11,693	315,126
BXP, Inc.	6,158	496,088
Camden Property Trust (SBI)	4,047	468,602
Cousins Properties, Inc.	6,002	183,841
Crown Castle, Inc.	17,058	1,833,564
CubeSmart	8,769	419,509
Digital Realty Trust, Inc.	12,643	2,253,362
EastGroup Properties, Inc.	1,908	326,802
EPR Properties	3,031	137,516
Equity Lifestyle Properties, Inc.	7,235	507,318
Equity Residential (SBI)	14,721	1,035,917
Essex Property Trust, Inc.	2,493	707,663
Extra Space Storage, Inc.	8,187	1,336,937
Federal Realty Investment Trust (SBI)	3,238	358,900
First Industrial Realty Trust, Inc.	5,180	271,898
Gaming & Leisure Properties	10,166	510,232
Healthcare Realty Trust, Inc.	15,193	261,016
Healthpeak Properties, Inc.	27,392	614,950
Highwoods Properties, Inc. (SBI)	4,133	138,621
Host Hotels & Resorts, Inc.	27,427	472,841
Invitation Homes, Inc.	24,004	753,966
Iron Mountain, Inc.	11,382	1,408,295
Kilroy Realty Corp.	4,657	187,305
Kimco Realty Corp.	25,860	613,399
Lamar Advertising Co. Class A	3,398	448,536
Lineage, Inc.	2,403	177,918
Medical Properties Trust, Inc. (c)	23,534	108,962
Mid-America Apartment Communities, Inc.	4,537	686,630
National Storage Affiliates Trust	2,750	115,913
NNN (REIT), Inc.	7,058	306,600
Omega Healthcare Investors, Inc.	9,653	409,963
Park Hotels & Resorts, Inc.	8,422	116,982
Rayonier, Inc.	5,822	181,821
Realty Income Corp.	34,124	2,025,942
Regency Centers Corp.	7,204	514,654
Rexford Industrial Realty, Inc.	8,163	350,111
SBA Communications Corp. Class A	4,217	967,675
Simon Property Group, Inc.	12,654	2,140,044
STAG Industrial, Inc.	7,143	266,291
Sun Communities, Inc.	4,852	643,763
UDR, Inc.	12,558	529,822
Ventas, Inc.	15,778	1,033,301
VICI Properties, Inc.	40,715	1,293,108
Vornado Realty Trust	6,872	284,570
Weyerhaeuser Co.	28,628	892,048
WP Carey, Inc.	8,502	473,731
		32,592,382
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	11,957	1,566,008
CoStar Group, Inc. (a)	15,915	1,158,453
Howard Hughes Holdings, Inc. (a)	1,277	97,103
Jones Lang LaSalle, Inc. (a)	1,847	500,463
Seaport Entertainment Group, Inc.	333	9,041
Zillow Group, Inc.:
Class A (a)	1,882	109,250
Class C (a)	6,211	373,219
		3,813,537
TOTAL REAL ESTATE		36,405,919
UTILITIES - 5.7%
Electric Utilities - 2.8%
Alliant Energy Corp.	9,997	599,820
Avangrid, Inc.	2,323	82,954
Edison International	14,900	1,227,760
Entergy Corp.	8,340	1,290,865
Evergy, Inc.	8,745	528,548
Eversource Energy	13,821	910,113
Exelon Corp.	39,237	1,542,014
FirstEnergy Corp.	22,531	942,472
IDACORP, Inc.	1,994	206,339
NRG Energy, Inc.	8,115	733,596
OGE Energy Corp.	7,835	313,322
PG&E Corp.	83,727	1,692,960
Pinnacle West Capital Corp.	4,461	391,720
PPL Corp.	29,026	945,087
Xcel Energy, Inc.	21,815	1,457,460
		12,865,030
Gas Utilities - 0.3%
Atmos Energy Corp.	5,909	820,051
National Fuel Gas Co.	3,605	218,211
UGI Corp.	7,514	179,660
		1,217,922
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp. (c)	5,352	163,664
Clearway Energy, Inc.:
Class A	1,490	39,694
Class C	3,236	91,838
The AES Corp.	27,975	461,308
Vistra Corp.	13,480	1,684,461
		2,440,965
Multi-Utilities - 1.8%
Ameren Corp.	10,438	909,254
CenterPoint Energy, Inc.	24,860	734,116
CMS Energy Corp.	11,655	811,305
Consolidated Edison, Inc.	13,562	1,378,984
DTE Energy Co.	8,095	1,005,561
NiSource, Inc.	17,437	613,085
Public Service Enterprise Group, Inc.	19,494	1,742,959
WEC Energy Group, Inc.	12,424	1,186,865
		8,382,129
Water Utilities - 0.3%
American Water Works Co., Inc.	7,674	1,059,856
Essential Utilities, Inc.	9,879	381,329
		1,441,185
TOTAL UTILITIES		26,347,231
TOTAL COMMON STOCKS (Cost $356,663,927)		457,200,043

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	53

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $48,863)	49,000	48,874

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	1,370,619	1,370,893
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	5,072,293	5,072,800
TOTAL MONEY MARKET FUNDS (Cost $6,443,693)		6,443,693

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $363,156,557)	463,692,663
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,883,291)
NET ASSETS - 100.0%	458,809,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Dec 2024	1,556,800	1,556	1,556

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,874.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	1,144,201	13,131,210	12,904,480	19,278	(38)	-	1,370,893	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,938,580	19,663,485	17,529,265	38,933	-	-	5,072,800	0.0%
Total	4,082,781	32,794,695	30,433,745	58,211	(38)	-	6,443,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	16,258,317	16,258,317	-	-
Consumer Discretionary	48,431,014	48,431,014	-	-
Consumer Staples	22,328,405	22,328,405	-	-
Energy	23,944,256	23,944,256	-	-
Financials	74,168,645	74,168,645	-	-
Health Care	44,374,716	44,374,716	-	-
Industrials	80,579,382	80,579,382	-	-
Information Technology	57,449,744	57,449,744	-	-
Materials	26,912,414	26,912,414	-	-
Real Estate	36,405,972	36,405,972	-	-
Utilities	26,347,231	26,347,231	-	-

U.S. Government and Government Agency Obligations	48,874	-	48,874	-

Money Market Funds	6,443,693	6,443,693	-	-
Total Investments in Securities:	463,692,663	463,643,789	48,874	-
Derivative Instruments: Assets
Futures Contracts	1,556	1,556	-	-
Total Assets	1,556	1,556	-	-
Total Derivative Instruments:	1,556	1,556	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,556	0
Total Equity Risk	1,556	0
Total Value of Derivatives	1,556	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,644,320) - See accompanying schedule:
Unaffiliated issuers (cost $356,712,864)	$457,248,970
Fidelity Central Funds (cost $6,443,693)	6,443,693

Total Investment in Securities (cost $363,156,557)		$463,692,663
Segregated cash with brokers for derivative instruments		43,728
Cash		1,729
Receivable for fund shares sold		488,652
Dividends receivable		164,941
Distributions receivable from Fidelity Central Funds		6,035
Other receivables		3,242
Total assets		464,400,990
Liabilities
Payable for investments purchased	$1,731
Payable for fund shares redeemed	496,217
Payable for daily variation margin on futures contracts	20,900
Collateral on securities loaned	5,072,770
Total liabilities		5,591,618
Net Assets		$458,809,372
Net Assets consist of:
Paid in capital		$348,840,227
Total accumulated earnings (loss)		109,969,145
Net Assets		$458,809,372
Net Asset Value, offering price and redemption price per share ($458,809,372 ÷ 24,528,002 shares)		$18.71
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$3,479,891
Interest		2,102
Income from Fidelity Central Funds (including $38,933 from security lending)		58,211
Total income		3,540,204
Expenses
Independent trustees' fees and expenses	$548
Total expenses before reductions	548
Expense reductions	(339)
Total expenses after reductions		209
Net Investment income (loss)		3,539,995
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,133,618
Redemptions in-kind	11,461,336
Fidelity Central Funds	(38)
Foreign currency transactions	232
Futures contracts	66,033
Total net realized gain (loss)		13,661,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,806,926
Futures contracts	43,800
Total change in net unrealized appreciation (depreciation)		28,850,726
Net gain (loss)		42,511,907
Net increase (decrease) in net assets resulting from operations		$46,051,902
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,539,995	$5,813,665
Net realized gain (loss)	13,661,181	2,213,213
Change in net unrealized appreciation (depreciation)	28,850,726	45,152,257
Net increase (decrease) in net assets resulting from operations	46,051,902	53,179,135
Distributions to shareholders	(1,376,118)	(7,149,688)

Share transactions
Proceeds from sales of shares	106,406,977	158,415,832
Reinvestment of distributions	980,680	5,252,514
Cost of shares redeemed	(97,370,899)	(99,543,480)

Net increase (decrease) in net assets resulting from share transactions	10,016,758	64,124,866
Total increase (decrease) in net assets	54,692,542	110,154,313

Net Assets
Beginning of period	404,116,830	293,962,517
End of period	$458,809,372	$404,116,830

Other Information
Shares
Sold	6,020,352	9,997,096
Issued in reinvestment of distributions	56,953	328,034
Redeemed	(5,444,830)	(6,255,170)
Net increase (decrease)	632,475	4,069,960

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.91	$14.83	$15.35	$16.82	$10.78	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.14	.26	.26	.21	.19	.22
Net realized and unrealized gain (loss)	1.71	2.15	(.52)	(1.18)	6.17	(1.39)
Total from investment operations	1.85	2.41	(.26)	(.97)	6.36	(1.17)
Distributions from net investment income	(.05)	(.24)	(.23)	(.19)	(.20)	(.18)
Distributions from net realized gain	-	(.08)	(.03)	(.31)	(.12)	(.10)
Total distributions	(.05)	(.33) C	(.26)	(.50)	(.32)	(.28)
Net asset value, end of period	$18.71	$16.91	$14.83	$15.35	$16.82	$10.78
Total Return D,E	10.99%	16.36%	(1.62)%	(6.09)%	59.64%	(9.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.04%	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.60% H	1.67%	1.75%	1.27%	1.35%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$458,809	$404,117	$293,963	$251,337	$189,335	$88,365
Portfolio turnover rate J	29 % H,K	10% K	13%	13%	26%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,161,129
Gross unrealized depreciation	(30,176,639)
Net unrealized appreciation (depreciation)	$94,984,490
Tax cost	$368,709,729

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	95,931,223	64,642,305

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	1,162,791	11,461,336	20,023,256

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	57,372	610,106	988,525
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Mid Cap Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $339.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Mid Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9881626.107
ZMP-SANN-1224
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Small Cap Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	1,669	54,209
AST SpaceMobile, Inc. Class A, (a)(b)	21,464	511,058
ATN International, Inc.	1,710	35,842
Bandwidth, Inc. Class A, (a)	3,971	77,435
Cogent Communications Group, Inc.	7,052	566,064
Consolidated Communications Holdings, Inc. (a)	11,617	53,845
Globalstar, Inc. (a)	117,296	123,161
IDT Corp. Class B	2,465	115,682
Liberty Latin America Ltd.:
Class A (a)	3,737	36,585
Class C (a)	21,826	211,276
Lumen Technologies, Inc. (a)	162,132	1,036,023
Shenandoah Telecommunications Co.	7,777	107,634
		2,928,814
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	54,393	238,785
Atlanta Braves Holdings, Inc.:
Class A (a)	1,445	60,777
Class C, (a)	8,253	326,076
Cinemark Holdings, Inc. (a)	17,654	525,207
Eventbrite, Inc. (a)	13,539	43,325
Golden Matrix Group, Inc. (a)	2,982	7,485
IMAX Corp. (a)	6,904	167,767
Lions Gate Entertainment Corp.:
Class A (a)	12,132	95,843
Class B (a)	16,869	118,926
LiveOne, Inc. (a)	12,091	8,343
Madison Square Garden Entertainment Corp. Class A (a)	6,272	261,605
Marcus Corp.	3,805	71,800
Playstudios, Inc. Class A (a)	13,353	17,759
Reservoir Media, Inc. (a)	3,035	25,282
Sphere Entertainment Co. Class A (a)	4,260	178,111
Vivid Seats, Inc. Class A (a)(b)	12,099	49,243
		2,196,334
Interactive Media & Services - 0.6%
Bumble, Inc. Class A (a)	15,139	107,184
CarGurus, Inc. Class A (a)	14,184	439,988
Cars.com, Inc. (a)	10,586	169,270
EverQuote, Inc. Class A (a)	3,976	71,488
fuboTV, Inc. (a)	47,325	82,346
Getty Images Holdings, Inc. (a)(b)	16,384	67,994
Grindr, Inc. (a)	3,882	51,941
MediaAlpha, Inc. Class A (a)	4,700	80,511
Nextdoor Holdings, Inc. Class A (a)	28,494	68,955
Outbrain, Inc. (a)	6,007	25,770
QuinStreet, Inc. (a)	8,396	176,316
Shutterstock, Inc.	3,985	127,879
System1, Inc. (a)	3,469	3,400
TrueCar, Inc. (a)	14,074	55,029
Vimeo, Inc. Class A (a)	23,675	112,930
Webtoon Entertainment, Inc. (b)	2,372	24,669
Yelp, Inc. Class A (a)	10,514	358,948
Ziff Davis, Inc. (a)	7,297	337,632
ZipRecruiter, Inc. (a)	11,278	104,547
		2,466,797
Media - 0.8%
Advantage Solutions, Inc. Class A (a)	17,147	52,470
AMC Networks, Inc. Class A (a)	5,063	41,010
Boston Omaha Corp. (a)	3,917	57,815
Cable One, Inc.	898	306,721
Cardlytics, Inc. (a)	6,496	27,998
Clear Channel Outdoor Holdings, Inc. (a)	56,326	82,799
E.W. Scripps Co. Class A (a)	9,477	31,795
EchoStar Corp. Class A (a)	19,506	488,820
Emerald Holding, Inc.	2,395	9,436
Entravision Communication Corp. Class A	10,047	23,309
Gambling.com Group Ltd. (a)	2,770	26,675
Gannett Co., Inc. (a)	22,829	107,068
Gray Television, Inc.	13,533	77,273
Ibotta, Inc. (b)	1,209	88,608
iHeartMedia, Inc. (a)	16,340	32,353
Innovid Corp. (a)	16,956	32,386
Integral Ad Science Holding Corp. (a)	11,586	137,178
John Wiley & Sons, Inc. Class A	5,777	284,806
Magnite, Inc. (a)	20,203	252,133
National CineMedia, Inc. (a)	11,478	82,527
PubMatic, Inc. Class A (a)(b)	6,696	98,465
Scholastic Corp.	3,705	91,995
Sinclair, Inc. Class A	5,062	87,421
Stagwell, Inc. (a)	13,827	85,866
TechTarget, Inc. (a)	4,114	119,080
TEGNA, Inc.	27,137	445,861
Thryv Holdings, Inc. (a)	5,059	72,748
Townsquare Media, Inc.	2,096	20,541
WideOpenWest, Inc. (a)	7,818	39,012
		3,304,169
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	10,419	68,244
Spok Holdings, Inc.	3,026	47,115
Telephone & Data Systems, Inc.	15,802	470,110
		585,469
TOTAL COMMUNICATION SERVICES		11,481,583
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 1.1%
Adient PLC (a)	14,296	279,201
American Axle & Manufacturing Holdings, Inc. (a)	18,255	103,141
Cooper-Standard Holding, Inc. (a)	2,643	33,170
Dana, Inc.	20,759	159,222
Dorman Products, Inc. (a)	4,203	479,268
Fox Factory Holding Corp. (a)	6,785	244,192
Gentherm, Inc. (a)	5,036	211,260
Holley, Inc. (a)	6,953	18,008
LCI Industries	3,974	442,227
Luminar Technologies, Inc. Class A (a)(b)	55,639	43,142
Modine Manufacturing Co. (a)	8,285	975,724
Patrick Industries, Inc.	3,466	436,647
Phinia, Inc.	6,933	322,939
Solid Power, Inc. (a)(b)	24,000	28,320
Standard Motor Products, Inc.	3,285	105,744
Stoneridge, Inc. (a)	4,315	30,162
The Goodyear Tire & Rubber Co. (a)	45,522	364,631
Visteon Corp. (a)	4,365	393,941
XPEL, Inc. (a)	4,056	156,440
		4,827,379
Automobiles - 0.1%
Canoo, Inc. (a)(b)	10,266	7,771
LiveWire Group, Inc. (a)(b)	3,163	18,693
Winnebago Industries, Inc.	4,553	255,150
		281,614
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	3,890	16,221
Groupon, Inc. (a)(b)	3,651	37,459
Qurate Retail, Inc. Class B (a)	162	504
Savers Value Village, Inc. (a)	3,834	39,222
		93,406
Distributors - 0.1%
A-Mark Precious Metals, Inc.	2,832	110,023
GigaCloud Technology, Inc. Class A (a)(b)	3,752	85,433
Weyco Group, Inc.	982	33,054
		228,510
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	6,018	486,977
American Public Education, Inc. (a)	2,537	38,486
Carriage Services, Inc.	2,191	81,921
Chegg, Inc. (a)	15,617	24,987
Coursera, Inc. (a)	21,980	152,761
European Wax Center, Inc. Class A (a)	5,339	38,387
Frontdoor, Inc. (a)	12,578	625,001
Graham Holdings Co. Class B	523	441,046
Laureate Education, Inc.	21,560	370,401
Lincoln Educational Services Corp. (a)	4,075	54,116
Mister Car Wash, Inc. (a)	14,973	112,447
Nerdy, Inc. Class A (a)	11,155	10,084
OneSpaWorld Holdings Ltd.	16,128	282,401
Perdoceo Education Corp.	10,571	236,262
Strategic Education, Inc.	3,554	309,056
Stride, Inc. (a)	6,824	636,543
Udemy, Inc. (a)	15,325	120,148
Universal Technical Institute, Inc. (a)	6,315	105,082
		4,126,106
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. Class A (a)	8,275	91,356
Bally's Corp. (a)(b)	3,822	66,694
Biglari Holdings, Inc. Class B (a)	116	19,756
BJ's Restaurants, Inc. (a)	3,044	112,902
Bloomin' Brands, Inc.	12,578	208,669
Brinker International, Inc. (a)	7,058	724,927
Cracker Barrel Old Country Store, Inc.	3,560	169,349
Dave & Buster's Entertainment, Inc. (a)(b)	5,176	191,150
Denny's Corp. (a)	8,064	51,690
Despegar.com Corp. (a)	9,920	143,245
Dine Brands Global, Inc.	2,455	74,730
El Pollo Loco Holdings, Inc. (a)	4,144	50,640
Empire Resorts, Inc. (c)	126	0
Everi Holdings, Inc. (a)	12,661	168,771
First Watch Restaurant Group, Inc. (a)	4,909	83,428
Full House Resorts, Inc. (a)	5,027	25,587
Global Business Travel Group, Inc. (a)	20,243	154,454
Golden Entertainment, Inc.	3,239	95,146
Hilton Grand Vacations, Inc. (a)	11,816	435,774
Inspired Entertainment, Inc. (a)	3,448	32,894
International Game Technology PLC	18,257	370,982
Jack in the Box, Inc.	3,126	153,956
Krispy Kreme, Inc.	13,714	155,928
Kura Sushi U.S.A., Inc. Class A (a)(b)	957	95,528
Life Time Group Holdings, Inc. (a)	9,552	212,819
Lindblad Expeditions Holdings (a)	5,792	54,734
Monarch Casino & Resort, Inc.	2,090	164,086
Mondee Holdings, Inc. Class A (a)(b)	5,830	7,404
Nathan's Famous, Inc.	447	37,651
Papa John's International, Inc.	5,289	277,091
PlayAGS, Inc. (a)	6,117	71,141
Portillo's, Inc. Class A (a)	8,615	111,392
Potbelly Corp. (a)	4,257	31,417
RCI Hospitality Holdings, Inc.	1,366	59,312
Red Rock Resorts, Inc.	7,857	404,321
Rush Street Interactive, Inc. (a)	12,280	132,870
Sabre Corp. (a)	60,345	193,104
Shake Shack, Inc. Class A (a)	6,104	742,674
Six Flags Entertainment Corp.	14,837	584,726
Super Group SGHC Ltd.	24,378	99,950
Sweetgreen, Inc. Class A (a)	15,839	571,788
Target Hospitality Corp. (a)	5,352	39,926
The Cheesecake Factory, Inc.	7,720	356,818
The ONE Group Hospitality, Inc. (a)	3,205	10,961
United Parks & Resorts, Inc. (a)	5,617	295,623
Vacasa, Inc. Class A (a)	1,753	4,453
Xponential Fitness, Inc. (a)	3,770	46,183
		8,188,000
Household Durables - 2.2%
Beazer Homes U.S.A., Inc. (a)	4,745	145,956
Cavco Industries, Inc. (a)	1,348	552,404
Century Communities, Inc.	4,482	397,374
Champion Homes, Inc. (a)	8,610	759,660
Cricut, Inc. (b)	7,466	49,126
Dream Finders Homes, Inc. (a)	4,454	132,952
Ethan Allen Interiors, Inc.	3,674	101,660
Flexsteel Industries, Inc.	758	44,131
GoPro, Inc. Class A (a)	19,252	25,990
Green Brick Partners, Inc. (a)	5,005	345,395
Hamilton Beach Brands Holding Co. Class A	1,360	37,604
Helen of Troy Ltd. (a)	3,648	232,195
Hooker Furnishings Corp.	1,805	28,934
Hovnanian Enterprises, Inc. Class A (a)	802	141,184
Installed Building Products, Inc.	3,843	833,547
iRobot Corp. (a)	4,527	39,521
KB Home	10,789	846,937
La-Z-Boy, Inc.	6,736	256,305
Landsea Homes Corp. Class A (a)	2,884	29,936
Legacy Housing Corp. (a)	1,747	43,326
LGI Homes, Inc. (a)	3,347	339,921
Lifetime Brands, Inc.	2,083	11,998
Lovesac (a)	2,259	65,872
M/I Homes, Inc. (a)	4,279	648,654
Meritage Homes Corp.	5,757	1,043,168
Purple Innovation, Inc. Class A (a)	9,523	8,503
Sonos, Inc. (a)	19,707	246,929
Taylor Morrison Home Corp. (a)	16,381	1,122,099
Traeger, Inc. (a)	5,726	17,751
TRI Pointe Homes, Inc. (a)	14,763	596,868
United Homes Group, Inc. (a)	948	5,110
Vizio Holding Corp. (a)(b)	14,250	158,603
Worthington Enterprises, Inc.	5,004	191,653
		9,501,266
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,663	285,842
AMMO, Inc. (a)	14,149	15,281
Clarus Corp.	4,658	19,610
Escalade, Inc.	1,600	20,848
Funko, Inc. (a)(b)	5,080	60,147
JAKKS Pacific, Inc. (a)	1,249	39,406
Johnson Outdoors, Inc. Class A	734	23,209
Latham Group, Inc. (a)	6,752	43,888
Malibu Boats, Inc. Class A (a)(b)	3,249	145,815
Marine Products Corp.	1,492	14,040
MasterCraft Boat Holdings, Inc. (a)	2,602	45,171
Peloton Interactive, Inc. Class A (a)	54,850	466,225
Smith & Wesson Brands, Inc.	7,244	93,846
Solo Brands, Inc. Class A (a)	4,389	5,486
Sturm, Ruger & Co., Inc.	2,636	103,648
Topgolf Callaway Brands Corp. (a)	22,579	219,242
Vista Outdoor, Inc. (a)	9,349	411,076
		2,012,780
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	4,017	33,421
a.k.a. Brands Holding Corp. (a)	142	3,265
Abercrombie & Fitch Co. Class A (a)	8,059	1,062,096
Academy Sports & Outdoors, Inc.	11,332	576,346
America's Car Mart, Inc. (a)	881	34,394
American Eagle Outfitters, Inc.	29,245	572,910
Arhaus, Inc. Class A, (b)	8,180	69,366
Arko Corp.	12,808	85,173
Asbury Automotive Group, Inc. (a)	3,249	740,252
BARK, Inc. (a)	21,591	31,307
Beyond, Inc. (a)	7,253	46,492
Boot Barn Holdings, Inc. (a)	4,751	591,737
Build-A-Bear Workshop, Inc.	2,023	77,056
Caleres, Inc.	5,474	163,399
Camping World Holdings, Inc. Class A (b)	6,780	136,007
Citi Trends, Inc. (a)	957	18,078
Designer Brands, Inc. Class A	6,782	35,334
Destination XL Group, Inc. (a)	8,031	21,483
EVgo, Inc. Class A (a)	16,084	126,099
Foot Locker, Inc.	13,378	310,236
Genesco, Inc. (a)	1,718	44,015
Group 1 Automotive, Inc.	2,121	772,723
GrowGeneration Corp. (a)	8,928	18,347
Haverty Furniture Companies, Inc.	2,314	51,255
J. Jill, Inc.	869	20,778
Lands' End, Inc. (a)	2,301	36,218
Leslie's, Inc. (a)	28,519	76,716
MarineMax, Inc. (a)	3,423	99,712
Monro, Inc.	4,754	130,307
National Vision Holdings, Inc. (a)	12,302	127,941
OneWater Marine, Inc. Class A (a)	1,899	41,341
Petco Health & Wellness Co., Inc. Class A (a)	13,410	57,261
Revolve Group, Inc. (a)	6,164	152,990
RumbleON, Inc. Class B (a)	2,670	13,457
Sally Beauty Holdings, Inc. (a)	16,470	214,110
Shoe Carnival, Inc.	2,903	99,486
Signet Jewelers Ltd.	6,848	627,825
Sleep Number Corp. (a)	3,382	46,333
Sonic Automotive, Inc. Class A (sub. vtg.)	2,337	132,578
Stitch Fix, Inc. (a)	14,496	45,735
The Buckle, Inc.	4,957	210,970
The ODP Corp. (a)	5,559	172,496
The RealReal, Inc. (a)	15,529	45,034
thredUP, Inc. Class A (a)	12,053	7,431
Tile Shop Holdings, Inc. (a)	4,547	30,056
Tilly's, Inc. (a)	2,432	9,777
Torrid Holdings, Inc. (a)	2,148	7,797
Upbound Group, Inc.	8,553	250,090
Urban Outfitters, Inc. (a)	10,271	369,242
Victoria's Secret & Co. (a)	12,573	380,459
Warby Parker, Inc. (a)	13,966	236,444
Winmark Corp.	461	171,902
Zumiez, Inc. (a)	2,577	53,086
		9,488,363
Textiles, Apparel & Luxury Goods - 0.6%
Figs, Inc. Class A (a)	20,881	130,506
G-III Apparel Group Ltd. (a)	6,476	196,093
Hanesbrands, Inc. (a)	56,504	392,703
Kontoor Brands, Inc.	8,931	764,762
Movado Group, Inc.	2,391	44,162
Oxford Industries, Inc.	2,369	172,037
Rocky Brands, Inc.	1,151	23,411
Steven Madden Ltd.	11,665	524,575
Superior Group of Companies, Inc.	2,050	30,238
Vera Bradley, Inc. (a)	3,930	19,689
Wolverine World Wide, Inc.	12,664	194,899
		2,493,075
TOTAL CONSUMER DISCRETIONARY		41,240,499
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Duckhorn Portfolio, Inc. (a)	8,441	92,513
MGP Ingredients, Inc. (b)	2,250	108,090
National Beverage Corp.	3,778	170,728
Primo Water Corp.	25,346	664,826
The Vita Coco Co., Inc. (a)	6,277	185,862
		1,222,019
Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc.	5,226	237,260
Chefs' Warehouse Holdings (a)	5,603	223,672
HF Foods Group, Inc. (a)	6,640	22,709
Ingles Markets, Inc. Class A	2,286	145,984
Natural Grocers by Vitamin Cottage, Inc.	1,490	40,796
PriceSmart, Inc.	4,034	335,145
SpartanNash Co.	5,336	112,269
Sprouts Farmers Market LLC (a)	16,141	2,072,989
United Natural Foods, Inc. (a)	9,427	191,745
Village Super Market, Inc. Class A	1,407	40,156
Weis Markets, Inc.	2,619	164,709
		3,587,434
Food Products - 1.0%
Alico, Inc.	1,106	27,108
B&G Foods, Inc.	12,327	105,026
Beyond Meat, Inc. (a)(b)	9,607	58,507
BRC, Inc. Class A (a)	8,358	26,161
Cal-Maine Foods, Inc.	6,568	576,539
Calavo Growers, Inc.	2,660	70,703
Dole PLC	12,012	193,994
Forafric Global PLC (a)(b)	761	7,823
Fresh Del Monte Produce, Inc.	5,378	172,688
J&J Snack Foods Corp.	2,451	402,258
John B. Sanfilippo & Son, Inc.	1,440	118,814
Lancaster Colony Corp.	3,135	544,236
Lifeway Foods, Inc. (a)	728	19,372
Limoneira Co.	2,713	69,561
Mama's Creations, Inc. (a)	5,388	40,141
Mission Produce, Inc. (a)	6,957	82,093
Seneca Foods Corp. Class A (a)	714	44,147
SunOpta, Inc. (a)	14,593	95,511
The Hain Celestial Group, Inc. (a)	14,196	123,931
The Simply Good Foods Co. (a)	14,612	491,840
TreeHouse Foods, Inc. (a)	7,671	279,071
Utz Brands, Inc. Class A	10,391	178,933
Vital Farms, Inc. (a)	5,256	182,278
Westrock Coffee Holdings (a)	5,354	35,551
WK Kellogg Co.	10,565	175,696
		4,121,982
Household Products - 0.3%
Central Garden & Pet Co. (a)	2,264	77,655
Central Garden & Pet Co. Class A (non-vtg.)	7,592	221,231
Energizer Holdings, Inc.	11,444	367,009
Oil-Dri Corp. of America	810	54,959
WD-40 Co.	2,189	573,671
		1,294,525
Personal Care Products - 0.2%
Edgewell Personal Care Co.	7,804	272,750
Herbalife Ltd. (a)	15,834	119,547
Interparfums, Inc.	2,929	354,614
MediFast, Inc.	1,695	31,154
Nature's Sunshine Products, Inc. (a)	1,939	24,548
Nu Skin Enterprises, Inc. Class A	7,595	47,013
Olaplex Holdings, Inc. (a)	22,194	39,505
The Beauty Health Co. Class A, (a)	11,330	18,298
The Honest Co., Inc. (a)	13,308	49,506
USANA Health Sciences, Inc. (a)	1,811	66,898
Veru, Inc. (a)	20,141	15,213
Waldencast PLC (a)(b)	4,494	15,504
		1,054,550
Tobacco - 0.1%
Ispire Technology, Inc. (a)(b)	3,118	17,492
Turning Point Brands, Inc.	2,775	131,063
Universal Corp.	3,854	196,246
		344,801
TOTAL CONSUMER STAPLES		11,625,311
ENERGY - 5.2%
Energy Equipment & Services - 2.0%
Archrock, Inc.	26,758	535,695
Atlas Energy Solutions, Inc. (b)	10,891	213,137
Borr Drilling Ltd. (b)	37,940	158,969
Bristow Group, Inc. (a)	3,943	130,789
Cactus, Inc. Class A	10,519	623,672
Championx Corp.	30,541	861,867
Core Laboratories, Inc. (b)	7,439	140,597
DMC Global, Inc. (a)	3,043	30,704
Drilling Tools International Corp. (a)	2,061	6,904
Expro Group Holdings NV (a)	15,177	193,507
Forum Energy Technologies, Inc. (a)	1,750	24,465
Geospace Technologies Corp. (a)	1,945	21,784
Helix Energy Solutions Group, Inc. (a)	22,961	212,389
Helmerich & Payne, Inc.	15,477	520,027
Innovex International, Inc. (a)	5,431	77,066
Kodiak Gas Services, Inc.	3,214	102,462
Liberty Energy, Inc. Class A	25,872	441,635
Mammoth Energy Services, Inc. (a)	3,678	16,183
Nabors Industries Ltd. (a)	1,461	108,713
Natural Gas Services Group, Inc. (a)	1,710	33,465
Newpark Resources, Inc. (a)	13,322	88,725
Noble Corp. PLC	22,152	708,421
Oceaneering International, Inc. (a)	16,214	395,622
Oil States International, Inc. (a)	9,386	44,396
Patterson-UTI Energy, Inc.	62,372	478,393
ProFrac Holding Corp. Class A (a)(b)	3,619	21,551
ProPetro Holding Corp. (a)	14,052	97,099
Ranger Energy Services, Inc. Class A	2,572	33,385
RPC, Inc. (b)	13,454	76,419
SEACOR Marine Holdings, Inc. (a)	3,740	25,432
Seadrill Ltd. (a)	10,980	432,063
Select Water Solutions, Inc. Class A (b)	14,725	156,085
Solaris Oilfield Infrastructure, Inc. Class A	4,155	54,597
TETRA Technologies, Inc. (a)	20,253	67,848
Tidewater, Inc. (a)	7,825	470,048
Transocean Ltd. (United States) (a)(b)	116,474	505,497
Valaris Ltd. (a)	10,055	508,783
		8,618,394
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc. (a)(b)	5,783	15,441
Amplify Energy Corp. (a)	6,221	41,183
Ardmore Shipping Corp.	6,663	94,015
Berry Corp.	12,363	62,062
California Resources Corp.	11,053	574,424
Centrus Energy Corp. Class A (a)	2,255	234,092
Chord Energy Corp. warrants 9/1/25 (a)	111	555
Clean Energy Fuels Corp. (a)	27,105	76,707
CNX Resources Corp. (a)	23,692	806,239
Comstock Resources, Inc.	14,824	171,365
CONSOL Energy, Inc.	4,688	519,993
Crescent Energy, Inc. Class A (b)	23,060	286,636
CVR Energy, Inc.	5,503	87,498
Delek U.S. Holdings, Inc.	10,127	158,690
DHT Holdings, Inc.	21,610	223,015
Diversified Energy Co. PLC (b)	7,578	90,936
Dorian LPG Ltd.	5,802	167,388
Empire Petroleum Corp. (a)	2,721	14,095
enCore Energy Corp. (a)(b)	28,797	112,596
Energy Fuels, Inc. (a)(b)	29,583	178,090
Evolution Petroleum Corp.	5,120	26,368
Excelerate Energy, Inc.	2,791	66,649
FLEX LNG Ltd. (b)	4,842	118,629
FutureFuel Corp.	4,178	25,235
Golar LNG Ltd.	15,873	575,555
Granite Ridge Resources, Inc.	8,521	50,530
Green Plains, Inc. (a)	10,068	123,132
Gulfport Energy Corp. (a)	2,087	288,924
Hallador Energy Co. (a)	4,051	40,226
HighPeak Energy, Inc. (b)	2,369	30,323
International Seaways, Inc.	6,473	281,834
Kinetik Holdings, Inc.	6,174	300,489
Kosmos Energy Ltd. (a)	74,905	281,643
Magnolia Oil & Gas Corp. Class A	27,796	702,683
Murphy Oil Corp.	23,171	729,423
NACCO Industries, Inc. Class A	628	19,663
Nextdecade Corp. (a)	18,310	106,930
Nordic American Tanker Shipping Ltd.	32,673	106,841
Northern Oil & Gas, Inc.	15,918	577,028
Par Pacific Holdings, Inc. (a)	8,848	136,702
PBF Energy, Inc. Class A	16,599	473,403
Peabody Energy Corp.	20,262	532,283
PrimeEnergy Corp. (a)	112	18,474
Rex American Resources Corp. (a)	2,470	110,483
Riley Exploration Permian, Inc.	1,882	50,268
Ring Energy, Inc. (a)	23,742	35,138
Sable Offshore Corp. (a)	8,110	181,340
SandRidge Energy, Inc.	5,029	55,772
Scorpio Tankers, Inc.	7,497	436,850
SFL Corp. Ltd.	19,174	203,436
Sitio Royalties Corp. Class A	13,060	291,107
SM Energy Co.	18,336	769,562
Talos Energy, Inc. (a)	23,684	242,050
Teekay Corp. Ltd.	9,043	75,690
Teekay Tankers Ltd.	3,814	181,852
Ur-Energy, Inc. (a)	54,052	68,646
Uranium Energy Corp. (a)	63,930	474,361
VAALCO Energy, Inc.	16,758	89,488
Verde Clean Fuels, Inc. (a)	714	2,992
Vital Energy, Inc. (a)	4,487	122,360
Vitesse Energy, Inc.	4,013	99,803
W&T Offshore, Inc.	14,723	31,360
World Kinect Corp.	9,287	242,855
		13,293,400
TOTAL ENERGY		21,911,794
FINANCIALS - 18.5%
Banks - 10.1%
1st Source Corp.	2,939	174,077
ACNB Corp.	1,330	55,860
Amalgamated Financial Corp.	2,898	96,112
Amerant Bancorp, Inc. Class A	4,726	100,758
Ameris Bancorp	10,569	655,172
Ames National Corp.	1,363	23,164
Arrow Financial Corp.	2,667	76,116
Associated Banc-Corp.	23,916	567,766
Atlantic Union Bankshares Corp.	14,356	542,657
Axos Financial, Inc. (a)	8,765	593,566
Banc of California, Inc.	22,314	342,743
BancFirst Corp.	3,203	348,198
Bancorp, Inc., Delaware (a)	8,015	402,834
Bank First National Corp.	1,552	142,800
Bank of Hawaii Corp.	6,273	453,099
Bank of Marin Bancorp (b)	2,603	57,813
Bank7 Corp.	655	27,477
BankUnited, Inc.	11,962	422,737
Bankwell Financial Group, Inc.	1,017	28,995
Banner Corp.	5,514	353,117
Bar Harbor Bankshares	2,416	77,674
BayCom Corp.	1,676	41,649
BCB Bancorp, Inc.	2,395	29,075
Berkshire Hills Bancorp, Inc.	6,921	188,459
Blue Foundry Bancorp (a)(b)	3,070	30,178
Bridgewater Bancshares, Inc. (a)(b)	3,160	46,136
Brookline Bancorp, Inc., Delaware	14,172	159,435
Burke & Herbert Financial Services Corp.	2,175	137,765
Business First Bancshares, Inc.	3,865	101,224
Byline Bancorp, Inc.	4,975	133,877
Cadence Bank	29,215	976,657
California Bancorp (a)	3,870	56,425
Camden National Corp.	2,316	97,156
Capital Bancorp, Inc.	1,386	34,997
Capital City Bank Group, Inc.	2,193	76,755
Capitol Federal Financial, Inc.	19,766	127,392
Carter Bankshares, Inc. (a)	3,633	66,847
Cathay General Bancorp	11,157	512,999
Central Pacific Financial Corp.	4,257	114,684
Chemung Financial Corp.	483	23,078
ChoiceOne Financial Services, Inc.	1,346	44,647
Citizens & Northern Corp.	2,449	46,335
Citizens Financial Services, Inc.	742	43,251
City Holding Co.	2,338	272,611
Civista Bancshares, Inc.	2,410	49,092
CNB Financial Corp., Pennsylvania	3,245	82,358
Coastal Financial Corp. of Washington (a)	1,813	114,201
Colony Bankcorp, Inc.	2,617	39,805
Columbia Financial, Inc. (a)	4,229	72,231
Community Bank System, Inc.	8,395	513,270
Community Trust Bancorp, Inc.	2,450	126,910
Community West Bank	2,719	50,954
ConnectOne Bancorp, Inc.	5,790	140,350
CrossFirst Bankshares, Inc. (a)	7,275	114,218
Customers Bancorp, Inc. (a)	4,733	218,333
CVB Financial Corp.	21,253	412,946
Dime Community Bancshares, Inc.	5,716	171,880
Eagle Bancorp, Inc.	4,714	123,554
Eastern Bankshares, Inc.	30,995	506,148
Enterprise Bancorp, Inc.	1,617	51,922
Enterprise Financial Services Corp.	5,915	311,839
Equity Bancshares, Inc.	2,302	97,812
Esquire Financial Holdings, Inc.	1,134	75,502
ESSA Bancorp, Inc.	1,338	25,181
Farmers & Merchants Bancorp, Inc.	2,057	55,765
Farmers National Banc Corp. (b)	5,791	79,684
FB Financial Corp.	5,703	280,588
Fidelity D & D Bancorp, Inc.	812	42,630
Financial Institutions, Inc.	2,458	59,017
First Bancorp, North Carolina	6,454	269,132
First Bancorp, Puerto Rico	25,955	500,412
First Bancshares, Inc.	4,878	163,267
First Bank Hamilton New Jersey	3,290	46,586
First Busey Corp.	8,549	207,826
First Business Finance Services, Inc.	1,269	54,313
First Commonwealth Financial Corp.	16,162	265,703
First Community Bankshares, Inc.	2,696	111,776
First Financial Bancorp, Ohio	15,155	387,665
First Financial Bankshares, Inc. (b)	20,884	754,748
First Financial Corp., Indiana	1,831	78,660
First Financial Northwest, Inc.	1,102	24,795
First Foundation, Inc.	9,964	67,058
First Internet Bancorp	1,303	45,566
First Interstate Bancsystem, Inc. Class A	12,782	393,686
First Merchants Corp.	9,370	347,159
First Mid-Illinois Bancshares, Inc.	3,670	140,011
First of Long Island Corp.	3,412	42,906
First Western Financial, Inc. (a)	1,282	24,371
Five Star Bancorp	2,696	81,096
Flagstar Financial, Inc.	40,596	410,832
Flushing Financial Corp.	4,433	69,487
FS Bancorp, Inc.	1,058	46,298
Fulton Financial Corp. (b)	29,069	526,440
FVCBankcorp, Inc. (a)	2,564	33,396
German American Bancorp, Inc.	4,554	184,391
Glacier Bancorp, Inc.	18,258	952,155
Great Southern Bancorp, Inc.	1,361	77,155
Greene County Bancorp, Inc.	1,144	32,032
Guaranty Bancshares, Inc. Texas	1,249	41,042
Hancock Whitney Corp.	13,926	725,266
Hanmi Financial Corp.	4,781	109,341
HarborOne Bancorp, Inc.	6,080	72,170
HBT Financial, Inc.	2,038	43,532
Heartland Financial U.S.A., Inc.	6,827	406,207
Heritage Commerce Corp.	9,493	92,177
Heritage Financial Corp., Washington	5,408	124,330
Hilltop Holdings, Inc.	7,345	224,977
Hingham Institution for Savings (b)	247	62,619
Home Bancorp, Inc.	1,137	53,610
Home Bancshares, Inc.	30,124	822,084
HomeStreet, Inc.	3,010	27,256
HomeTrust Bancshares, Inc.	2,376	78,764
Hope Bancorp, Inc.	18,579	230,194
Horizon Bancorp, Inc. Indiana	6,909	110,682
Independent Bank Corp.	3,201	104,929
Independent Bank Corp.	6,800	427,720
Independent Bank Group, Inc.	5,831	340,297
International Bancshares Corp.	8,683	531,921
Investar Holding Corp.	1,505	31,409
John Marshall Bankcorp, Inc.	2,004	42,765
Kearny Financial Corp.	9,199	64,301
Lakeland Financial Corp.	3,983	259,174
LCNB Corp.	2,065	32,400
LINKBANCORP, Inc.	3,580	25,651
Live Oak Bancshares, Inc.	5,558	220,708
Mercantile Bank Corp.	2,509	107,536
Metrocity Bankshares, Inc.	2,984	88,267
Metropolitan Bank Holding Corp. (a)	1,706	91,271
Mid Penn Bancorp, Inc.	2,412	76,195
Middlefield Banc Corp.	1,249	35,272
Midland States Bancorp, Inc.	3,276	81,278
MidWestOne Financial Group, Inc.	2,318	67,083
MVB Financial Corp.	1,860	35,321
National Bank Holdings Corp. Class A	5,912	265,804
National Bankshares, Inc.	936	26,751
NB Bancorp, Inc.	6,177	116,684
NBT Bancorp, Inc.	7,386	328,529
Nicolet Bankshares, Inc.	2,135	217,108
Northeast Bank	1,044	92,770
Northeast Community Bancorp, Inc.	1,989	51,634
Northfield Bancorp, Inc.	6,273	73,833
Northrim Bancorp, Inc.	847	55,284
Northwest Bancshares, Inc.	20,467	272,006
Norwood Financial Corp.	1,155	33,876
Oak Valley Bancorp Oakdale California	1,052	28,404
OceanFirst Financial Corp.	9,257	168,477
OFG Bancorp	7,364	296,548
Old National Bancorp, Indiana (b)	50,340	969,548
Old Second Bancorp, Inc.	6,862	112,674
Orange County Bancorp, Inc.	837	44,294
Origin Bancorp, Inc.	4,674	146,717
Orrstown Financial Services, Inc.	2,944	110,223
Pacific Premier Bancorp, Inc.	15,412	393,160
Park National Corp.	2,319	400,677
Parke Bancorp, Inc. (b)	1,626	34,341
Pathward Financial, Inc.	4,012	283,889
PCB Bancorp	1,677	31,477
Peapack-Gladstone Financial Corp.	2,631	84,560
Peoples Bancorp of North Carolina	654	16,841
Peoples Bancorp, Inc.	5,563	171,229
Peoples Financial Services Corp.	1,468	68,497
Pioneer Bancorp, Inc. (a)	1,795	20,104
Plumas Bancorp	895	37,151
Ponce Financial Group, Inc. (a)	2,919	32,839
Preferred Bank, Los Angeles	2,000	168,740
Premier Financial Corp.	5,612	138,392
Primis Financial Corp.	3,195	35,880
Princeton Bancorp, Inc.	773	27,148
Provident Bancorp, Inc. (a)	2,472	25,635
Provident Financial Services, Inc.	20,181	376,981
QCR Holdings, Inc.	2,617	207,005
RBB Bancorp	2,618	58,120
Red River Bancshares, Inc.	708	36,972
Renasant Corp.	9,844	335,779
Republic Bancorp, Inc., Kentucky Class A	1,340	90,450
S&T Bancorp, Inc.	6,095	231,488
Sandy Spring Bancorp, Inc.	7,072	237,902
Seacoast Banking Corp., Florida	13,545	361,652
ServisFirst Bancshares, Inc.	8,149	677,508
Shore Bancshares, Inc.	5,063	73,616
Sierra Bancorp	2,110	59,924
Simmons First National Corp. Class A	19,894	461,541
SmartFinancial, Inc.	2,537	84,127
South Plains Financial, Inc.	1,868	62,952
Southern First Bancshares, Inc. (a)	1,212	46,311
Southern Missouri Bancorp, Inc.	1,528	90,610
Southern States Bancshares, Inc.	1,350	41,999
Southside Bancshares, Inc.	4,591	148,748
Southstate Corp.	12,187	1,188,598
Stellar Bancorp, Inc.	7,867	214,140
Sterling Bancorp, Inc. (a)	3,151	14,715
Stock Yards Bancorp, Inc.	4,118	265,529
Texas Capital Bancshares, Inc. (a)	7,418	570,815
The Bank of NT Butterfield & Son Ltd.	7,501	274,312
The First Bancorp, Inc.	1,735	44,937
Third Coast Bancshares, Inc. (a)	1,828	59,538
Timberland Bancorp, Inc./Washington	1,211	34,974
Tompkins Financial Corp.	2,037	131,468
TowneBank	11,287	367,053
Trico Bancshares	5,117	218,649
Triumph Bancorp, Inc. (a)	3,532	312,123
Trustco Bank Corp., New York	2,961	97,654
Trustmark Corp.	9,776	339,423
UMB Financial Corp.	7,183	788,191
United Bankshares, Inc., West Virginia	21,158	797,233
United Community Bank, Inc.	19,200	546,432
Unity Bancorp, Inc.	1,154	44,637
Univest Corp. of Pennsylvania	4,663	129,771
USCB Financial Holdings, Inc.	1,691	24,553
Valley National Bancorp	69,146	654,813
Veritex Holdings, Inc.	8,461	228,447
Virginia National Bankshares C	780	30,943
WaFd, Inc.	10,699	363,552
Washington Trust Bancorp, Inc.	2,687	91,707
WesBanco, Inc.	9,159	288,051
West Bancorp., Inc.	2,595	55,974
Westamerica Bancorp.	4,102	211,335
WSFS Financial Corp.	9,496	466,918
		42,869,122
Capital Markets - 1.9%
Alti Global, Inc. Class A (a)	5,418	22,105
Artisan Partners Asset Management, Inc. Class A,	10,151	447,659
B. Riley Financial, Inc. (b)	3,331	19,636
BGC Group, Inc. Class A	58,319	546,449
BrightSphere Investment Group, Inc.	4,334	114,374
Cohen & Steers, Inc.	4,422	436,761
Diamond Hill Investment Group, Inc.	421	63,537
Digitalbridge Group, Inc. Class A	25,454	399,373
Donnelley Financial Solutions, Inc. (a)	4,105	239,486
Forge Global Holdings, Inc. Class A (a)	18,002	20,882
GCM Grosvenor, Inc. Class A	6,786	78,310
Hamilton Lane, Inc. Class A	6,159	1,106,403
MarketWise, Inc. Class A	7,059	4,094
Moelis & Co. Class A	11,331	752,378
Open Lending Corp. (a)	16,337	91,487
P10, Inc. Class A	6,537	72,234
Patria Investments Ltd.	8,813	102,583
Perella Weinberg Partners Class A	8,471	171,368
Piper Sandler Cos.	2,788	790,788
PJT Partners, Inc. Class A	3,781	525,408
Silvercrest Asset Management Group Class A	1,473	25,674
StepStone Group, Inc. Class A	9,970	599,496
StoneX Group, Inc. (a)	4,341	390,864
Value Line, Inc.	147	7,107
Victory Capital Holdings, Inc.	6,609	396,077
Virtus Investment Partners, Inc.	1,078	233,247
WisdomTree Investments, Inc. (b)	22,344	231,260
		7,889,040
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	862	32,058
Bread Financial Holdings, Inc.	7,970	397,305
Consumer Portfolio Services, Inc. (a)	1,234	12,352
Encore Capital Group, Inc. (a)	3,688	168,468
Enova International, Inc. (a)	4,100	356,331
FirstCash Holdings, Inc.	6,158	637,168
Green Dot Corp. Class A (a)	8,475	96,276
LendingClub Corp. (a)	17,646	250,220
LendingTree, Inc. (a)	1,613	91,989
Medallion Financial Corp.	3,056	28,910
MoneyLion, Inc. Class A (a)	1,360	58,439
Navient Corp.	12,308	175,143
Nelnet, Inc. Class A	2,257	254,364
NerdWallet, Inc. (a)	6,276	92,194
OppFi, Inc. Class A (b)	3,044	15,585
PRA Group, Inc. (a)	6,211	125,214
PROG Holdings, Inc.	6,667	291,148
Regional Management Corp.	1,322	37,968
Upstart Holdings, Inc. (a)	12,358	601,587
World Acceptance Corp. (a)	556	63,440
		3,786,159
Financial Services - 2.8%
Acacia Research Corp. (a)	6,067	27,423
Alerus Financial Corp.	3,625	73,334
AvidXchange Holdings, Inc. (a)	27,918	230,044
Banco Latinoamericano de Comer Series E	4,414	141,116
Burford Capital Ltd.	32,145	433,958
Cannae Holdings, Inc.	8,998	178,610
Cantaloupe, Inc. (a)	9,446	83,692
Cass Information Systems, Inc.	2,204	91,157
Compass Diversified Holdings	10,757	233,427
Enact Holdings, Inc.	4,732	161,314
Essent Group Ltd.	16,709	1,002,707
EVERTEC, Inc.	10,261	336,150
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,448	265,375
Flywire Corp. (a)	19,407	338,070
HA Sustainable Infrastructure Capital, Inc.	18,065	632,094
i3 Verticals, Inc. Class A (a)	3,621	83,247
International Money Express, Inc. (a)	5,038	88,618
Jackson Financial, Inc.	12,245	1,223,888
Marqeta, Inc. Class A (a)	74,789	423,306
Merchants Bancorp	2,896	106,978
Mr. Cooper Group, Inc. (a)	10,198	903,033
NCR Atleos Corp.	11,543	302,196
Newtekone, Inc.	3,670	48,004
NMI Holdings, Inc. (a)	12,579	486,556
Onity Group, Inc. (a)	969	28,799
PagSeguro Digital Ltd. (a)	30,280	243,451
Payoneer Global, Inc. (a)	45,574	392,848
Paysafe Ltd. (a)	5,171	109,832
Paysign, Inc. (a)	5,368	19,378
PennyMac Financial Services, Inc.	4,276	426,232
Priority Technology Holdings, Inc. (a)	2,979	16,057
Radian Group, Inc.	24,237	846,114
Remitly Global, Inc. (a)	23,594	424,220
Repay Holdings Corp. (a)	14,499	115,340
Sezzle, Inc. (a)	371	79,639
StoneCo Ltd. Class A (a)	45,932	509,845
SWK Holdings Corp. (a)	432	7,089
Velocity Financial, Inc. (a)	1,351	25,953
Walker & Dunlop, Inc.	5,168	565,224
Waterstone Financial, Inc.	2,499	36,835
		11,741,153
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	6,724	76,048
American Coastal Insurance Cor (a)	3,818	46,389
Amerisafe, Inc.	3,030	163,772
Bowhead Specialty Holdings, Inc.	1,138	33,127
CNO Financial Group, Inc.	16,853	579,743
Crawford & Co. Class A	2,386	26,580
Donegal Group, Inc. Class A	2,339	35,459
Employers Holdings, Inc.	3,919	190,934
Enstar Group Ltd. (a)	2,021	651,773
F&G Annuities & Life, Inc.	3,011	120,741
Fidelis Insurance Holdings Ltd.	8,381	144,656
Genworth Financial, Inc. Class A (a)	68,570	462,162
GoHealth, Inc. (a)	742	8,414
Goosehead Insurance Class A (a)	3,601	392,149
Greenlight Capital Re, Ltd. (a)	4,455	60,053
Hamilton Insurance Group Ltd.	6,296	109,676
HCI Group, Inc.	1,326	150,249
Heritage Insurance Holdings, Inc. (a)	3,666	37,943
Hippo Holdings, Inc. (a)	3,134	69,481
Horace Mann Educators Corp.	6,571	244,704
Investors Title Co.	231	53,426
James River Group Holdings Ltd.	4,990	31,038
Kingsway Financial Services, Inc. (a)	1,939	17,354
Lemonade, Inc. (a)(b)	8,261	196,364
Maiden Holdings Ltd. (a)	14,007	21,641
MBIA, Inc.	7,704	30,354
Mercury General Corp.	4,281	289,524
NI Holdings, Inc. (a)	1,178	18,495
Oscar Health, Inc. Class A (a)	31,189	523,975
Palomar Holdings, Inc. (a)	3,930	352,796
ProAssurance Corp. (a)	8,135	121,130
Root, Inc. (a)	1,377	94,173
Safety Insurance Group, Inc.	2,341	183,218
Selective Insurance Group, Inc.	9,713	882,135
Selectquote, Inc. (a)	21,256	42,512
Siriuspoint Ltd. (a)	15,801	207,625
Skyward Specialty Insurance Group, Inc. (a)	5,968	263,845
Stewart Information Services Corp.	4,329	297,835
The Baldwin Insurance Group, Inc. Class A, (a)	10,574	489,153
Tiptree, Inc.	4,057	82,803
Trupanion, Inc. (a)	5,301	290,389
United Fire Group, Inc.	3,355	65,892
Universal Insurance Holdings, Inc.	3,826	76,290
		8,236,020
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	4,886	35,619
Angel Oak Mortgage (REIT), Inc.	2,157	19,456
Apollo Commercial Real Estate Finance, Inc.	23,203	206,275
Arbor Realty Trust, Inc. (b)	29,627	436,702
Ares Commercial Real Estate Corp.	8,828	56,058
Armour Residential REIT, Inc. (b)	8,130	152,438
Blackstone Mortgage Trust, Inc. (b)	27,992	509,734
BrightSpire Capital, Inc.	21,352	129,820
Chimera Investment Corp.	12,876	194,428
Claros Mortgage Trust, Inc.	14,057	88,419
Dynex Capital, Inc.	12,010	146,642
Ellington Financial LLC	13,348	161,377
Franklin BSP Realty Trust, Inc.	13,565	176,481
Granite Point Mortgage Trust, Inc.	8,377	24,963
Invesco Mortgage Capital, Inc. (b)	8,276	66,787
KKR Real Estate Finance Trust, Inc.	9,486	109,943
Ladder Capital Corp. Class A	18,630	212,568
MFA Financial, Inc.	16,879	207,443
New York Mortgage Trust, Inc.	14,722	84,946
Nexpoint Real Estate Finance, Inc.	1,405	21,258
Orchid Island Capital, Inc. (b)	11,728	88,781
PennyMac Mortgage Investment Trust	14,263	192,265
Ready Capital Corp.	26,081	178,655
Redwood Trust, Inc.	21,241	155,484
Seven Hills Realty Trust	2,251	28,408
Sunrise Realty Trust, Inc.	869	11,923
TPG RE Finance Trust, Inc.	9,692	85,387
Two Harbors Investment Corp.	17,154	197,271
		3,979,531
TOTAL FINANCIALS		78,501,025
HEALTH CARE - 17.3%
Biotechnology - 8.9%
2seventy bio, Inc. (a)	7,773	33,735
4D Molecular Therapeutics, Inc. (a)	7,973	63,864
89Bio, Inc. (a)	13,476	104,843
Absci Corp. (a)	12,739	48,918
ACADIA Pharmaceuticals, Inc. (a)	19,146	279,340
Acelyrin, Inc. (a)	11,785	66,939
Achieve Life Sciences, Inc. (a)	5,314	24,870
Acrivon Therapeutics, Inc. (a)	1,945	15,560
Actinium Pharmaceuticals, Inc. (a)	4,705	8,469
Acumen Pharmaceuticals, Inc. (a)	6,404	18,444
ADC Therapeutics SA (a)(b)	12,761	35,986
ADMA Biologics, Inc. (a)	36,158	589,737
Adverum Biotechnologies, Inc. (a)	3,279	23,920
Aerovate Therapeutics, Inc. (a)	1,734	4,248
Agenus, Inc. (a)	3,301	13,864
Agios Pharmaceuticals, Inc. (a)	9,070	402,980
Akebia Therapeutics, Inc. (a)	32,916	54,641
Akero Therapeutics, Inc. (a)	10,899	336,016
Aldeyra Therapeutics, Inc. (a)	7,907	41,591
Alector, Inc. (a)	13,053	64,221
Alkermes PLC (a)	26,240	674,368
Allogene Therapeutics, Inc. (a)	20,419	52,171
Altimmune, Inc. (a)(b)	11,471	77,315
ALX Oncology Holdings, Inc. (a)	5,210	7,450
Amicus Therapeutics, Inc. (a)	47,024	537,014
AnaptysBio, Inc. (a)	3,143	67,983
Anavex Life Sciences Corp. (a)(b)	12,113	80,188
Anika Therapeutics, Inc. (a)	2,025	34,648
Annexon, Inc. (a)	15,427	112,926
Apogee Therapeutics, Inc. (a)	6,101	317,496
Applied Therapeutics, Inc. (a)	15,425	136,357
Arbutus Biopharma Corp. (a)	23,460	90,204
Arcellx, Inc. (a)	6,916	582,811
Arcturus Therapeutics Holdings, Inc. (a)	3,629	64,342
Arcus Biosciences, Inc. (a)(b)	8,666	132,590
Arcutis Biotherapeutics, Inc. (a)(b)	17,042	141,619
Ardelyx, Inc. (a)	37,129	217,947
ArriVent Biopharma, Inc. (b)	4,520	132,617
Arrowhead Pharmaceuticals, Inc. (a)(b)	19,130	367,870
Ars Pharmaceuticals, Inc. (a)(b)	7,995	117,686
Artiva Biotherapeutics, Inc. (b)	2,182	22,125
Astria Therapeutics, Inc. (a)	7,292	81,525
Atossa Therapeutics, Inc. (a)	20,280	27,986
Aura Biosciences, Inc. (a)	7,432	77,590
Aurinia Pharmaceuticals, Inc. (a)	21,637	156,003
Avid Bioservices, Inc. (a)(b)	10,008	99,680
Avidity Biosciences, Inc. (a)	17,319	731,901
Avita Medical, Inc. (a)	4,165	42,067
Beam Therapeutics, Inc. (a)(b)	12,220	267,740
BioCryst Pharmaceuticals, Inc. (a)(b)	32,884	263,401
Biohaven Ltd. (a)	12,042	599,210
Biomea Fusion, Inc. (a)	4,378	41,022
Black Diamond Therapeutics, Inc. (a)	6,265	17,166
bluebird bio, Inc. (a)(b)	30,415	14,113
Blueprint Medicines Corp. (a)	10,072	881,401
Boundless Bio, Inc. (a)	1,230	3,592
BridgeBio Pharma, Inc. (a)	22,497	526,655
C4 Therapeutics, Inc. (a)(b)	9,321	49,681
Cabaletta Bio, Inc. (a)	6,928	24,594
Candel Therapeutics, Inc. (a)	3,303	17,440
Capricor Therapeutics, Inc. (a)	4,106	82,531
Cardiff Oncology, Inc. (a)	6,122	19,101
CareDx, Inc. (a)	8,084	178,899
Cargo Therapeutics, Inc. (a)	5,514	107,523
Caribou Biosciences, Inc. (a)	12,867	25,219
Cartesian Therapeutics, Inc. (a)	1,140	22,572
Cartesian Therapeutics, Inc. rights (a)(c)	15,874	6,826
Catalyst Pharmaceutical Partners, Inc. (a)	17,969	391,724
Celcuity, Inc. (a)	4,327	67,069
Celldex Therapeutics, Inc. (a)	10,325	269,070
Century Therapeutics, Inc. (a)	7,759	8,923
Cervomed, Inc. (a)	852	11,630
CG Oncology, Inc.	7,611	270,419
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cibus, Inc. (a)	2,490	9,935
Climb Bio, Inc. (a)(b)	4,799	18,356
Cogent Biosciences, Inc. (a)	14,674	168,604
Coherus BioSciences, Inc. (a)(b)	17,789	13,253
Compass Therapeutics, Inc. (a)	16,237	26,629
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,668	26,621
Crinetics Pharmaceuticals, Inc. (a)	14,069	787,301
Cullinan Oncology, Inc. (a)(b)	8,323	129,423
Cytokinetics, Inc. (a)	18,293	932,943
Day One Biopharmaceuticals, Inc. (a)	8,320	122,470
Denali Therapeutics, Inc. (a)	19,956	518,058
Design Therapeutics, Inc. (a)	5,072	26,577
Dianthus Therapeutics, Inc. (a)	3,795	105,729
Disc Medicine, Inc. (a)	3,161	141,676
Dynavax Technologies Corp. (a)	20,990	248,732
Dyne Therapeutics, Inc. (a)	12,944	373,564
Editas Medicine, Inc. (a)	12,951	37,558
Elevation Oncology, Inc. (a)	7,785	4,471
Enanta Pharmaceuticals, Inc. (a)	3,078	34,612
Entrada Therapeutics, Inc. (a)	3,890	66,675
Erasca, Inc. (a)	28,207	73,056
Fate Therapeutics, Inc. (a)	15,768	37,370
Fennec Pharmaceuticals, Inc. (a)	3,717	16,206
FibroBiologics, Inc. (b)	4,333	13,086
Foghorn Therapeutics, Inc. (a)(b)	4,052	30,876
Galectin Therapeutics, Inc. (a)	3,320	8,200
Generation Bio Co. (a)	8,107	17,673
Geron Corp. (a)	93,436	384,022
Greenwich Lifesciences, Inc. (a)(b)	951	12,791
Gyre Therapeutics, Inc. (a)(b)	1,167	16,688
Halozyme Therapeutics, Inc. (a)	19,957	1,009,225
Heron Therapeutics, Inc. (a)(b)	18,597	32,359
HilleVax, Inc. (a)	4,566	8,264
Humacyte, Inc. Class A (a)(b)	13,954	70,468
Ideaya Biosciences, Inc. (a)	13,335	375,380
IGM Biosciences, Inc. (a)(b)	2,441	41,839
ImmunityBio, Inc. (a)(b)	23,351	121,659
Immunome, Inc. (a)	8,153	93,515
Immunovant, Inc. (a)	9,302	272,177
Inhibrx Biosciences, Inc.	1,809	28,998
Inmune Bio, Inc. (a)	2,131	12,466
Inovio Pharmaceuticals, Inc. (a)	4,132	21,817
Inozyme Pharma, Inc. (a)(b)	8,397	36,023
Insmed, Inc. (a)	25,173	1,693,639
Intellia Therapeutics, Inc. (a)	15,393	218,888
Invivyd, Inc. (a)	12,355	11,027
Iovance Biotherapeutics, Inc. (a)	40,627	424,146
Ironwood Pharmaceuticals, Inc. Class A (a)	22,272	87,974
iTeos Therapeutics, Inc. (a)(b)	4,161	35,160
Janux Therapeutics, Inc. (a)(b)	4,484	242,091
Jasper Therapeutics, Inc. (a)	1,781	37,722
Kalvista Pharmaceuticals, Inc. (a)	6,094	62,585
Keros Therapeutics, Inc. (a)	4,698	272,672
Kiniksa Pharmaceuticals Intern (a)	6,047	136,602
Kodiak Sciences, Inc. (a)	5,085	19,323
Korro Bio, Inc. (a)	980	56,350
Krystal Biotech, Inc. (a)	3,981	686,842
Kura Oncology, Inc. (a)	11,697	195,574
Kymera Therapeutics, Inc. (a)	7,167	330,900
Kyverna Therapeutics, Inc.	2,660	12,715
Larimar Therapeutics, Inc. (a)(b)	6,692	55,042
Lenz Therapeutics, Inc.	2,005	54,055
Lexeo Therapeutics, Inc.	3,772	29,799
Lexicon Pharmaceuticals, Inc. (a)(b)	17,897	34,899
Lineage Cell Therapeutics, Inc. (a)	23,947	19,907
Lyell Immunopharma, Inc. (a)	25,306	24,301
Macrogenics, Inc. (a)	9,855	36,069
Madrigal Pharmaceuticals, Inc. (a)	2,811	729,005
MannKind Corp. (a)	42,289	298,983
MeiraGTx Holdings PLC (a)	6,115	33,877
Mersana Therapeutics, Inc. (a)	18,121	32,799
Metagenomi, Inc.	916	1,805
MiMedx Group, Inc. (a)	19,028	130,342
Mineralys Therapeutics, Inc. (a)	4,635	62,016
Mirum Pharmaceuticals, Inc. (a)	6,260	240,760
Monte Rosa Therapeutics, Inc. (a)	6,492	55,182
Myriad Genetics, Inc. (a)	14,291	313,830
Neurogene, Inc. (a)	1,642	72,264
Nkarta, Inc. (a)	8,465	26,072
Novavax, Inc. (a)(b)	22,534	216,552
Nurix Therapeutics, Inc. (a)	10,286	252,830
Nuvalent, Inc. Class A (a)	5,555	491,562
Ocugen, Inc. (a)(b)	41,325	37,647
Olema Pharmaceuticals, Inc. (a)	6,326	72,939
Omniab, Inc. (a)(c)	613	1,753
Omniab, Inc. (a)(c)	613	1,606
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	11,241	31,138
ORIC Pharmaceuticals, Inc. (a)	9,991	93,716
Outlook Therapeutics, Inc. (a)(b)	2,352	13,548
Ovid Therapeutics, Inc. (a)	9,384	10,604
PepGen, Inc. (a)	2,427	16,067
Perspective Therapeutics, Inc. (a)(b)	8,739	103,208
Poseida Therapeutics, Inc. (a)	11,014	26,103
Praxis Precision Medicines, Inc. (a)	2,759	193,102
Precigen, Inc. (a)	19,632	15,474
Prelude Therapeutics, Inc. (a)(b)	2,073	2,488
Prime Medicine, Inc. (a)(b)	9,070	35,192
ProKidney Corp. Class A (a)	16,819	26,910
Protagonist Therapeutics, Inc. (a)	9,391	430,483
Prothena Corp. PLC (a)	6,761	114,937
PTC Therapeutics, Inc. (a)	12,198	486,944
Puma Biotechnology, Inc. (a)	6,525	18,596
Pyxis Oncology, Inc. (a)	7,825	27,857
Q32 Bio, Inc. (a)	961	45,388
RAPT Therapeutics, Inc. (a)	4,443	9,419
Recursion Pharmaceuticals, Inc. Class A (a)(b)	38,328	242,233
REGENXBIO, Inc. (a)	7,360	63,222
Regulus Therapeutics, Inc. (a)(b)	9,830	14,352
Relay Therapeutics, Inc. (a)	16,032	90,340
Renovaro, Inc. (a)(b)	7,240	3,852
Replimune Group, Inc. (a)	9,793	115,166
Revolution Medicines, Inc. (a)	24,423	1,306,631
Rhythm Pharmaceuticals, Inc. (a)	8,791	419,594
Rigel Pharmaceuticals, Inc. (a)	2,744	37,401
Rocket Pharmaceuticals, Inc. (a)	10,583	176,207
Sage Therapeutics, Inc. (a)	8,771	53,328
Sana Biotechnology, Inc. (a)(b)	21,310	74,585
Savara, Inc. (a)	18,345	66,684
Scholar Rock Holding Corp. (a)	10,990	312,556
Sera Prognostics, Inc. (a)	4,408	33,898
Shattuck Labs, Inc. (a)	6,155	7,755
Skye Bioscience, Inc. (a)(b)	2,652	13,896
Soleno Therapeutics, Inc. (a)	3,702	203,832
Solid Biosciences, Inc. (a)	3,582	19,773
SpringWorks Therapeutics, Inc. (a)	10,993	331,219
Spyre Therapeutics, Inc. (a)	5,543	180,314
Stoke Therapeutics, Inc. (a)	5,660	69,958
Summit Therapeutics, Inc. (a)(b)	14,054	261,264
Sutro Biopharma, Inc. (a)	13,009	42,279
Syndax Pharmaceuticals, Inc. (a)(b)	13,160	248,198
Tango Therapeutics, Inc. (a)	7,634	41,491
Taysha Gene Therapies, Inc. (a)	27,484	46,448
Tenaya Therapeutics, Inc. (a)(b)	8,575	16,464
Tevogen Bio Holdings, Inc. Class A (a)(b)	3,645	9,222
TG Therapeutics, Inc. (a)	22,403	561,419
Tourmaline Bio, Inc.	3,732	95,241
Travere Therapeutics, Inc. (a)	11,747	205,573
TScan Therapeutics, Inc. (a)	6,046	27,449
Twist Bioscience Corp. (a)	9,255	373,532
Tyra Biosciences, Inc. (a)	3,229	53,860
UroGen Pharma Ltd. (a)(b)	5,971	73,204
Vanda Pharmaceuticals, Inc. (a)	8,936	41,552
Vaxcyte, Inc. (a)	19,130	2,034,476
Vera Therapeutics, Inc. (a)	6,276	253,425
Veracyte, Inc. (a)	12,354	416,824
Verastem, Inc. (a)	5,999	22,556
Vericel Corp. (a)	7,746	341,134
Verve Therapeutics, Inc. (a)(b)	11,506	65,929
Vir Biotechnology, Inc. (a)	14,272	106,897
Viridian Therapeutics, Inc. (a)	10,052	216,822
Voyager Therapeutics, Inc. (a)	7,356	50,241
Werewolf Therapeutics, Inc. (a)	4,736	12,100
X4 Pharmaceuticals, Inc. (a)	27,332	13,671
Xbiotech, Inc. (a)	3,222	23,392
Xencor, Inc. (a)	9,474	199,049
XOMA Corp. (a)	1,300	39,260
Y-mAbs Therapeutics, Inc. (a)(b)	5,983	86,813
Zentalis Pharmaceuticals, Inc. (a)	8,929	24,376
Zura Bio Ltd. Class A (a)	6,940	30,536
Zymeworks, Inc. (a)	8,915	122,136
		37,656,440
Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (a)	15,528	26,863
Alphatec Holdings, Inc. (a)	16,423	128,921
Angiodynamics, Inc. (a)	5,948	39,792
Artivion, Inc. (a)	6,400	168,512
Atricure, Inc. (a)	7,551	250,542
Avanos Medical, Inc. (a)	7,315	136,644
AxoGen, Inc. (a)	6,753	94,542
Axonics, Inc. (a)	8,191	575,827
Bioventus, Inc. (a)	6,024	81,746
Cerus Corp. (a)	28,991	45,516
CONMED Corp.	4,922	335,877
CVRx, Inc. (a)	2,099	27,539
Embecta Corp.	9,158	128,945
Fractyl Health, Inc. (b)	5,321	14,979
Glaukos Corp. (a)	7,846	1,037,634
Haemonetics Corp. (a)	8,027	571,201
ICU Medical, Inc. (a)	3,440	587,311
Inari Medical, Inc. (a)	8,472	410,045
InMode Ltd. (a)	12,777	218,231
Inogen, Inc. (a)	3,751	32,746
Integer Holdings Corp. (a)	5,340	663,495
Integra LifeSciences Holdings Corp. (a)	10,733	201,351
IRadimed Corp.	1,314	64,741
iRhythm Technologies, Inc. (a)	5,005	362,562
Lantheus Holdings, Inc. (a)	11,032	1,211,755
LeMaitre Vascular, Inc.	3,281	290,008
LivaNova PLC (a)	8,737	451,004
Merit Medical Systems, Inc. (a)	9,154	903,134
Neogen Corp. (a)	34,970	499,372
NeuroPace, Inc. (a)	2,247	14,493
Nevro Corp. (a)	5,767	31,776
Novocure Ltd. (a)	17,103	259,624
Omnicell, Inc. (a)	7,314	355,753
OraSure Technologies, Inc. (a)	11,205	45,548
Orchestra BioMed Holdings, Inc. (a)	3,765	19,390
Orthofix Medical, Inc. (a)	5,405	87,507
OrthoPediatrics Corp. (a)	2,655	70,437
Paragon 28, Inc. (a)	7,476	39,623
PROCEPT BioRobotics Corp. (a)	6,801	612,090
Pulmonx Corp. (a)	6,294	39,338
Pulse Biosciences, Inc. (a)(b)	2,938	51,209
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	258	1,338
warrants 6/26/30 (a)(b)	258	1,338
RxSight, Inc. (a)	5,769	292,258
Sanara Medtech, Inc. (a)	652	21,516
Semler Scientific, Inc. (a)	758	22,270
SI-BONE, Inc. (a)	6,540	90,252
Sight Sciences, Inc. (a)	5,949	29,745
Staar Surgical Co. (a)	7,960	230,760
Stereotaxis, Inc. (a)(b)	8,835	17,317
SurModics, Inc. (a)	2,190	82,169
Tactile Systems Technology, Inc. (a)(b)	3,820	55,428
Tandem Diabetes Care, Inc. (a)	10,405	326,405
TransMedics Group, Inc. (a)	5,147	421,900
Treace Medical Concepts, Inc. (a)	7,732	36,031
UFP Technologies, Inc. (a)	1,168	311,856
Utah Medical Products, Inc.	516	32,704
Varex Imaging Corp. (a)	6,106	80,172
Zimvie, Inc. (a)	4,260	58,639
Zynex, Inc. (a)(b)	2,328	20,091
		13,319,812
Health Care Providers & Services - 2.7%
Accolade, Inc. (a)	11,425	36,217
AdaptHealth Corp. (a)	16,244	167,151
Addus HomeCare Corp. (a)	2,801	348,500
agilon health, Inc. (a)	49,629	126,554
AirSculpt Technologies, Inc. (a)	2,203	12,535
Alignment Healthcare, Inc. (a)(b)	16,019	198,636
AMN Healthcare Services, Inc. (a)	6,029	228,740
Ardent Health Partners, Inc.	1,891	32,903
Astrana Health, Inc. (a)	6,932	372,803
Aveanna Healthcare Holdings, Inc. (a)	8,406	39,088
BrightSpring Health Services, Inc. (a)	8,595	128,667
Brookdale Senior Living, Inc. (a)	30,384	190,508
Castle Biosciences, Inc. (a)	4,172	144,643
Community Health Systems, Inc. (a)	20,172	81,697
Concentra Group Holdings Parent, Inc.	3,648	73,945
Corvel Corp. (a)	1,425	424,394
Cross Country Healthcare, Inc. (a)	5,065	57,792
DocGo, Inc. Class A (a)	16,065	56,388
Enhabit Home Health & Hospice (a)	7,842	54,031
Fulgent Genetics, Inc. (a)	3,121	66,945
GeneDx Holdings Corp. Class A (a)	2,020	165,014
Guardant Health, Inc. (a)	18,891	413,335
HealthEquity, Inc. (a)	13,550	1,155,138
Hims & Hers Health, Inc. Class A (a)	30,424	572,884
InfuSystems Holdings, Inc. (a)	3,092	19,139
Innovage Holding Corp. (a)	3,148	18,258
LifeStance Health Group, Inc. (a)	22,490	150,908
Modivcare, Inc. (a)	1,724	27,877
Nano-X Imaging Ltd. (a)(b)	8,880	50,350
National Healthcare Corp.	2,002	232,292
National Research Corp. Class A	2,382	43,186
NeoGenomics, Inc. (a)	20,519	278,853
Opko Health, Inc. (a)(b)	52,162	78,765
Option Care Health, Inc. (a)	27,454	632,540
Owens & Minor, Inc. (a)	12,039	153,016
PACS Group, Inc.	6,341	270,634
Patterson Companies, Inc.	12,656	265,903
Pediatrix Medical Group, Inc. (a)	13,467	165,913
Pennant Group, Inc. (a)	4,596	146,934
Performant Financial Corp. (a)	11,674	45,412
Privia Health Group, Inc. (a)	16,447	301,967
Progyny, Inc. (a)	13,465	202,648
Quipt Home Medical Corp. (a)	6,198	16,239
RadNet, Inc. (a)	10,601	689,489
Select Medical Holdings Corp.	17,353	556,684
Sonida Senior Living, Inc. (a)	565	14,865
Surgery Partners, Inc. (a)	12,322	354,874
Talkspace, Inc. Class A (a)	19,522	61,104
The Ensign Group, Inc.	8,880	1,376,311
The Joint Corp. (a)	1,842	20,354
U.S. Physical Therapy, Inc.	2,405	192,833
Viemed Healthcare, Inc. (a)	5,598	47,863
		11,563,719
Health Care Technology - 0.4%
Definitive Healthcare Corp. (a)	8,352	34,661
Evolent Health, Inc. Class A (a)	18,519	432,419
Health Catalyst, Inc. (a)	9,406	73,085
HealthStream, Inc.	3,893	113,812
Lifemd, Inc. (a)	5,776	23,566
OptimizeRx Corp. (a)	2,727	14,235
Phreesia, Inc. (a)	8,956	163,805
Schrodinger, Inc. (a)	8,986	158,109
Simulations Plus, Inc.	2,564	69,792
Teladoc Health, Inc. (a)	27,180	244,620
Waystar Holding Corp.	6,936	197,884
		1,525,988
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	18,727	90,639
Akoya Biosciences, Inc. (a)(b)	4,312	12,138
BioLife Solutions, Inc. (a)(b)	5,758	134,737
ChromaDex, Inc. (a)	7,947	27,735
Codexis, Inc. (a)	11,110	34,885
Conduit Pharmaceuticals, Inc. Class A (a)	3,371	307
CryoPort, Inc. (a)	6,773	45,108
Cytek Biosciences, Inc. (a)	19,591	96,878
Harvard Bioscience, Inc. (a)	6,101	14,337
Lifecore Biomedical (a)	3,645	20,704
Maravai LifeSciences Holdings, Inc. Class A (a)	17,648	130,772
MaxCyte, Inc. (a)	16,548	59,242
Mesa Laboratories, Inc.	818	93,285
Nautilus Biotechnology, Inc. Class A (a)	7,730	20,098
OmniAb, Inc. (a)	14,868	60,810
Pacific Biosciences of California, Inc. (a)(b)	43,351	94,072
Quanterix Corp. (a)	5,750	75,986
Quantum-Si, Inc. Class A (a)	15,559	10,907
Standard BioTools, Inc. (a)	46,577	91,291
		1,113,931
Pharmaceuticals - 1.9%
Alto Neuroscience, Inc.	3,414	13,280
Alumis, Inc. (b)	2,080	23,546
Amneal Intermediate, Inc. Class A, (a)	25,452	215,578
Amphastar Pharmaceuticals, Inc. (a)	6,142	310,355
ANI Pharmaceuticals, Inc. (a)	2,964	169,674
Aquestive Therapeutics, Inc. (a)	11,852	65,067
Arvinas Holding Co. LLC (a)	10,277	271,621
Atea Pharmaceuticals, Inc. (a)	11,888	38,517
Avadel Pharmaceuticals PLC sponsored (a)	14,830	229,420
Axsome Therapeutics, Inc. (a)	5,846	520,469
Biote Corp. Class A (a)	4,115	20,987
Cassava Sciences, Inc. (a)(b)	6,488	167,423
Collegium Pharmaceutical, Inc. (a)	5,230	178,552
Contineum Therapeutics, Inc. Class A (b)	940	15,754
Corcept Therapeutics, Inc. (a)	12,967	634,994
CorMedix, Inc. (a)(b)	8,860	89,087
Edgewise Therapeutics, Inc. (a)	11,641	390,788
Enliven Therapeutics, Inc. (a)	5,640	157,074
Esperion Therapeutics, Inc. (a)(b)	30,578	62,379
Evolus, Inc. (a)	8,928	145,705
Eyepoint Pharmaceuticals, Inc. (a)	7,924	93,186
Fulcrum Therapeutics, Inc. (a)(b)	9,818	31,025
Harmony Biosciences Holdings, Inc. (a)	4,882	156,859
Harrow, Inc. (a)	4,915	221,470
Innoviva, Inc. (a)(b)	8,818	172,480
Ligand Pharmaceuticals, Inc. (a)	2,725	288,033
Liquidia Corp. (a)	9,278	100,666
Longboard Pharmaceuticals, Inc. (a)	5,171	308,812
Lyra Therapeutics, Inc. (a)	7,700	2,117
MediWound Ltd. (a)(b)	1,233	22,317
Mind Medicine (MindMed), Inc. (a)	11,434	72,034
Nektar Therapeutics (a)	28,277	33,650
Neumora Therapeutics, Inc. (a)	13,436	153,842
Novartis AG rights (a)(c)	7,778	0
Nuvation Bio, Inc. Class A (a)	28,767	63,575
Ocular Therapeutix, Inc. (a)	25,030	263,566
Omeros Corp. (a)(b)	8,836	35,697
Pacira Biosciences, Inc. (a)	7,332	121,711
Phathom Pharmaceuticals, Inc. (a)(b)	5,387	92,387
Phibro Animal Health Corp. Class A	3,282	75,880
Pliant Therapeutics, Inc. (a)	9,076	127,699
Prestige Consumer Healthcare, Inc. (a)	7,920	584,100
Rapport Therapeutics, Inc. (a)(b)	1,504	36,893
Revance Therapeutics, Inc. (a)	16,731	98,713
Scilex Holding Co. (a)	7,037	5,406
scPharmaceuticals, Inc. (a)	4,534	18,816
SIGA Technologies, Inc.	7,462	53,876
Supernus Pharmaceuticals, Inc. (a)	8,050	274,264
Tarsus Pharmaceuticals, Inc. (a)	5,883	261,735
Telomir Pharmaceuticals, Inc.	874	3,548
Terns Pharmaceuticals, Inc. (a)	9,150	62,769
Theravance Biopharma, Inc. (a)	5,891	48,542
Third Harmonics Bio, Inc. (a)	3,171	43,728
Trevi Therapeutics, Inc. (a)	9,447	27,821
Ventyx Biosciences, Inc. (a)	9,299	20,086
Verrica Pharmaceuticals, Inc. (a)(b)	2,940	4,116
WAVE Life Sciences (a)	12,373	169,634
Xeris Biopharma Holdings, Inc. (a)	22,621	72,840
Zevra Therapeutics, Inc. (a)	6,680	54,442
		7,998,605
TOTAL HEALTH CARE		73,178,495
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.1%
AAR Corp. (a)	5,516	323,789
AeroVironment, Inc. (a)	4,194	901,542
AerSale Corp. (a)	5,338	28,131
Archer Aviation, Inc. Class A (a)(b)	36,929	116,326
Astronics Corp. (a)	4,617	80,290
Byrna Technologies, Inc. (a)	2,783	40,103
Cadre Holdings, Inc.	4,156	144,504
Ducommun, Inc. (a)	2,173	127,751
Eve Holding, Inc. (a)(b)	5,069	15,613
Intuitive Machines, Inc. Class A (a)	4,529	35,326
Kratos Defense & Security Solutions, Inc. (a)	23,698	538,419
Leonardo DRS, Inc. (a)	11,871	356,961
Mercury Systems, Inc. (a)	8,779	284,001
Moog, Inc. Class A	4,550	858,130
National Presto Industries, Inc.	798	57,400
Park Aerospace Corp.	2,899	39,223
Redwire Corp. Class A (a)	3,695	28,415
Rocket Lab U.S.A., Inc. Class A (a)(b)	55,777	596,814
Triumph Group, Inc. (a)	11,689	161,776
V2X, Inc. (a)	1,968	121,229
Virgin Galactic Holdings, Inc. (a)(b)	3,062	20,117
VirTra, Inc. (a)	1,799	10,974
		4,886,834
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	8,230	141,885
Forward Air Corp.	3,974	140,401
Hub Group, Inc. Class A	9,793	424,918
Radiant Logistics, Inc. (a)	5,760	38,304
		745,508
Building Products - 1.5%
American Woodmark Corp. (a)	2,491	225,959
Apogee Enterprises, Inc.	3,491	261,266
AZZ, Inc.	4,714	359,113
Caesarstone Sdot-Yam Ltd. (a)	3,416	13,766
CSW Industrials, Inc.	2,654	937,127
Gibraltar Industries, Inc. (a)	4,878	329,216
Griffon Corp.	6,005	377,594
Insteel Industries, Inc.	3,005	81,045
Janus International Group, Inc. (a)	22,541	165,902
Jeld-Wen Holding, Inc. (a)	13,752	194,728
MasterBrand, Inc. (a)	20,294	364,480
Quanex Building Products Corp.	7,070	205,454
Resideo Technologies, Inc. (a)	23,380	459,885
Tecnoglass, Inc.	3,624	248,353
UFP Industries, Inc.	9,694	1,185,964
Zurn Elkay Water Solutions Cor	22,992	830,011
		6,239,863
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	10,116	536,755
ACCO Brands Corp.	14,854	72,785
ACV Auctions, Inc. Class A (a)	23,796	411,433
Aris Water Solution, Inc. Class A	4,296	70,884
Bridger Aerospace Group Holdings, Inc. (a)(b)	1,650	5,577
BrightView Holdings, Inc. (a)	9,414	154,201
Casella Waste Systems, Inc. Class A (a)	9,864	965,488
CECO Environmental Corp. (a)	4,721	112,360
Cimpress PLC (a)	2,767	190,951
CompX International, Inc. Class A	279	7,865
CoreCivic, Inc. (a)	17,541	242,241
Deluxe Corp.	7,072	132,671
Driven Brands Holdings, Inc. (a)	9,514	141,283
Ennis, Inc.	4,076	82,987
Enviri Corp. (a)	12,718	97,420
Healthcare Services Group, Inc. (a)	11,857	130,071
HNI Corp.	7,536	371,374
Interface, Inc.	9,252	161,632
LanzaTech Global, Inc. Class A (a)	17,935	30,310
Liquidity Services, Inc. (a)	3,438	74,192
Matthews International Corp. Class A	4,729	110,138
Millerknoll, Inc.	11,191	250,231
Montrose Environmental Group, Inc. (a)	5,111	134,777
NL Industries, Inc.	1,522	11,400
OpenLane, Inc. (a)	17,108	270,306
Perma-Fix Environmental Services, Inc. (a)	2,356	31,618
Pitney Bowes, Inc.	25,700	185,297
Quad/Graphics, Inc. Class A	4,996	31,725
Quest Resource Holding Corp. (a)	2,641	20,600
Steelcase, Inc. Class A	14,767	177,647
The Brink's Co.	7,177	737,724
The GEO Group, Inc. (a)	19,920	302,386
UniFirst Corp.	2,413	433,882
Viad Corp. (a)	3,253	121,792
Virco Manufacturing Co.	1,761	24,707
VSE Corp.	2,550	261,681
		7,098,391
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	5,174	159,204
Arcosa, Inc.	7,784	728,894
Argan, Inc.	1,993	263,156
Bowman Consulting Group Ltd. (a)	2,127	43,178
Centuri Holdings, Inc. (b)	2,209	41,463
Concrete Pumping Holdings, Inc. (a)	3,724	20,668
Construction Partners, Inc. Class A (a)	6,881	541,741
Dycom Industries, Inc. (a)	4,550	793,202
Fluor Corp. (a)	27,342	1,429,440
Granite Construction, Inc.	7,055	592,973
Great Lakes Dredge & Dock Corp. (a)	10,454	119,489
IES Holdings, Inc. (a)	1,326	289,950
Limbach Holdings, Inc. (a)(b)	1,640	124,591
Matrix Service Co. (a)	4,229	47,492
MYR Group, Inc. (a)	2,623	343,613
Northwest Pipe Co. (a)	1,520	68,233
Orion Group Holdings, Inc. (a)	5,054	30,880
Primoris Services Corp.	8,572	536,779
Southland Holdings, Inc. (a)	1,727	5,008
Sterling Construction Co., Inc. (a)	4,851	749,237
Tutor Perini Corp. (a)	6,931	179,652
		7,108,843
Electrical Equipment - 1.3%
374Water, Inc. (a)	10,340	16,130
Allient, Inc.	2,283	39,473
American Superconductor Corp. (a)	5,652	138,587
Amprius Technologies, Inc. (a)	2,833	3,825
Array Technologies, Inc. (a)	24,529	160,174
Atkore, Inc.	5,875	503,840
Blink Charging Co. (a)(b)	15,401	30,494
Bloom Energy Corp. Class A (a)(b)	31,927	306,499
ChargePoint Holdings, Inc. Class A (a)(b)	61,529	73,835
Energy Vault Holdings, Inc. Class A (a)	16,846	31,502
EnerSys	6,394	619,323
Enovix Corp. (a)(b)	24,658	222,045
Fluence Energy, Inc. Class A (a)(b)	9,758	212,237
Freyr Battery, Inc. (b)	18,115	17,572
FuelCell Energy, Inc. (a)	80,395	27,656
GrafTech International Ltd. (a)	41,132	69,924
LSI Industries, Inc.	4,506	73,718
NANO Nuclear Energy, Inc. (b)	631	12,342
Net Power, Inc. Class A (a)(b)	3,483	31,417
Nextracker, Inc. Class A (a)	23,110	920,240
NuScale Power Corp. Class A (a)	12,658	242,274
Plug Power, Inc. (a)(b)	119,634	234,483
Powell Industries, Inc.	1,499	382,215
Preformed Line Products Co.	383	47,109
SES AI Corp. Class A (a)	21,671	10,257
Shoals Technologies Group, Inc. (a)	27,550	149,046
SolarMax Technology, Inc.	755	705
Solidion Technology, Inc. Class A (a)(b)	2,110	1,018
Stem, Inc. (a)(b)	23,319	8,803
Sunrun, Inc. (a)	35,035	506,256
Thermon Group Holdings, Inc. (a)	5,335	139,830
TPI Composites, Inc. (a)(b)	7,307	24,880
Ultralife Corp. (a)	1,580	13,288
Vicor Corp. (a)	3,656	167,116
		5,438,113
Ground Transportation - 0.5%
ArcBest Corp.	3,781	393,905
Covenant Transport Group, Inc. Class A	1,304	65,982
FTAI Infrastructure LLC	16,301	131,549
Heartland Express, Inc.	7,411	80,076
Hertz Global Holdings, Inc. (a)	19,342	53,771
Marten Transport Ltd.	9,397	145,466
P.A.M. Transportation Services, Inc. (a)	924	14,304
Proficient Auto Logistics, Inc. (b)	2,372	19,427
RXO, Inc. (a)	21,741	612,879
Universal Logistics Holdings, Inc.	1,127	47,379
Werner Enterprises, Inc.	9,888	364,768
		1,929,506
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	4,062	96,716
Machinery - 3.7%
3D Systems Corp. (a)	20,701	62,103
Alamo Group, Inc.	1,640	278,046
Albany International Corp. Class A	5,013	340,483
Astec Industries, Inc.	3,628	115,298
Atmus Filtration Technologies, Inc.	13,383	521,134
Barnes Group, Inc.	7,447	348,222
Blue Bird Corp. (a)	5,152	216,951
Chart Industries, Inc. (a)	6,888	831,519
Columbus McKinnon Corp. (NY Shares)	4,561	145,085
Commercial Vehicle Group, Inc. (a)	5,434	15,813
Douglas Dynamics, Inc.	3,615	81,880
Eastern Co.	851	26,500
Energy Recovery, Inc. (a)	9,092	162,383
Enerpac Tool Group Corp. Class A	8,710	384,285
EnPro Industries, Inc. (b)	3,375	491,434
ESCO Technologies, Inc.	4,153	521,368
Federal Signal Corp.	9,641	786,416
Franklin Electric Co., Inc.	7,259	694,759
Gencor Industries, Inc. (a)	1,794	35,736
Gorman-Rupp Co.	3,349	123,746
Graham Corp. (a)	1,658	46,457
Helios Technologies, Inc.	5,335	246,104
Hillenbrand, Inc.	11,185	308,147
Hillman Solutions Corp. Class A (a)	31,687	335,882
Hyliion Holdings Corp. Class A (a)	23,047	55,082
Hyster-Yale Materials Handling, Inc. Class A	1,835	116,467
John Bean Technologies Corp.	5,084	566,459
Kadant, Inc.	1,881	626,486
Kennametal, Inc.	12,751	322,855
L.B. Foster Co. Class A (a)	1,454	27,408
Lindsay Corp.	1,722	206,123
Luxfer Holdings PLC sponsored	4,370	62,753
Manitowoc Co., Inc. (a)	5,389	50,333
Mayville Engineering Co., Inc. (a)	2,035	41,656
Miller Industries, Inc.	1,791	117,561
Mueller Industries, Inc.	17,906	1,467,755
Mueller Water Products, Inc.	24,908	537,764
NN, Inc. (a)	7,395	23,294
Omega Flex, Inc.	560	28,627
Park-Ohio Holdings Corp.	1,385	39,431
Proto Labs, Inc. (a)	4,082	111,847
REV Group, Inc.	8,241	218,387
Shyft Group, Inc. (The)	5,482	70,827
SPX Technologies, Inc. (a)	7,219	1,035,854
Standex International Corp.	1,866	343,120
Taylor Devices, Inc. (a)	405	19,043
Tennant Co.	3,030	265,307
Terex Corp.	10,677	552,108
The Greenbrier Companies, Inc.	4,923	291,786
Titan International, Inc. (a)	7,918	50,992
Trinity Industries, Inc.	13,077	448,280
Twin Disc, Inc.	1,857	21,560
Wabash National Corp.	6,993	121,958
Watts Water Technologies, Inc. Class A	4,383	835,356
		15,796,230
Marine Transportation - 0.3%
Costamare, Inc.	6,846	93,174
Genco Shipping & Trading Ltd.	6,757	106,355
Golden Ocean Group Ltd.	19,539	209,458
Himalaya Shipping Ltd.	4,660	30,570
Matson, Inc.	5,445	843,376
Pangaea Logistics Solutions Ltd.	4,927	31,631
Safe Bulkers, Inc.	9,540	39,973
		1,354,537
Passenger Airlines - 0.4%
Allegiant Travel Co.	2,474	160,835
Blade Air Mobility, Inc. (a)	9,184	33,016
Frontier Group Holdings, Inc. (a)	7,212	43,849
JetBlue Airways Corp. (a)	49,984	284,909
Joby Aviation, Inc. (a)(b)	64,466	309,437
SkyWest, Inc. (a)	6,337	603,282
Spirit Airlines, Inc. (b)	17,602	42,245
Sun Country Airlines Holdings, Inc. (a)	6,294	88,431
Wheels Up Experience, Inc. Class A (a)(b)	14,209	28,986
		1,594,990
Professional Services - 2.2%
Alight, Inc. Class A (a)	67,914	470,644
Asure Software, Inc. (a)	3,763	37,329
Barrett Business Services, Inc.	4,109	148,705
BlackSky Technology, Inc. Class A (a)	2,050	12,956
CBIZ, Inc. (a)	7,671	528,762
Conduent, Inc. (a)	25,218	90,785
CRA International, Inc.	1,055	192,158
CSG Systems International, Inc.	4,720	219,999
DLH Holdings Corp. (a)	1,270	10,287
ExlService Holdings, Inc. (a)	25,161	1,048,459
Exponent, Inc.	8,102	764,667
First Advantage Corp. (a)	8,230	149,128
FiscalNote Holdings, Inc. Class A (a)	9,734	8,858
Forrester Research, Inc. (a)	1,803	26,450
Franklin Covey Co. (a)	1,808	71,976
Heidrick & Struggles International, Inc.	3,233	126,281
Hirequest, Inc.	891	11,859
Huron Consulting Group, Inc. (a)	2,800	324,044
IBEX Ltd. (a)	1,469	26,383
ICF International, Inc.	2,981	502,567
Innodata, Inc. (a)	4,383	88,142
Insperity, Inc.	5,736	451,825
Kelly Services, Inc. Class A (non-vtg.)	4,890	97,751
Kforce, Inc.	3,008	173,832
Korn Ferry	8,342	589,362
LegalZoom.com, Inc. (a)	22,005	157,996
Maximus, Inc.	9,754	843,136
MISTRAS Group, Inc. (a)	3,340	28,223
NV5 Global, Inc. (a)	9,167	209,466
Planet Labs PBC Class A (a)	34,504	76,254
Resources Connection, Inc.	5,026	40,459
Spire Global, Inc. (a)(b)	3,557	35,214
Sterling Check Corp. (a)(b)	5,356	89,659
TriNet Group, Inc.	5,085	431,666
TrueBlue, Inc. (a)	4,533	33,952
Ttec Holdings, Inc.	3,110	16,172
Upwork, Inc. (a)	19,983	270,969
Verra Mobility Corp. Class A (a)	26,666	692,516
Willdan Group, Inc. (a)	2,023	95,708
WNS Holdings Ltd.	7,263	348,551
		9,543,150
Trading Companies & Distributors - 2.4%
Alta Equipment Group, Inc.	4,256	27,664
Applied Industrial Technologies, Inc.	6,158	1,426,131
Beacon Roofing Supply, Inc. (a)	10,195	938,654
BlueLinx Corp. (a)	1,335	146,129
Boise Cascade Co.	6,346	844,208
Custom Truck One Source, Inc. Class A (a)	7,997	32,708
Distribution Solutions Group I (a)	1,685	64,873
DNOW, Inc. (a)	16,811	198,874
DXP Enterprises, Inc. (a)	1,998	98,062
EVI Industries, Inc.	875	17,395
FTAI Aviation Ltd.	16,268	2,187,026
GATX Corp.	5,702	785,508
Global Industrial Co.	2,214	58,737
GMS, Inc. (a)	6,414	576,554
H&E Equipment Services, Inc.	5,154	269,297
Herc Holdings, Inc.	4,509	943,012
Hudson Technologies, Inc. (a)	6,907	52,977
Karat Packaging, Inc.	1,157	30,892
McGrath RentCorp.	3,904	443,885
MRC Global, Inc. (a)	13,543	166,037
Rush Enterprises, Inc.:
Class A	10,621	600,936
Class B	415	20,152
Titan Machinery, Inc. (a)(b)	3,249	44,593
Transcat, Inc. (a)	1,440	137,621
Willis Lease Finance Corp.	464	84,137
Xometry, Inc. Class A (a)(b)	6,722	132,289
		10,328,351
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	1,853	20,457
TOTAL INDUSTRIALS		72,181,489
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	12,605	76,575
Applied Optoelectronics, Inc. (a)	5,955	93,017
Aviat Networks, Inc. (a)	1,763	36,053
Calix, Inc. (a)	9,445	334,164
Clearfield, Inc. (a)	1,961	70,459
CommScope Holding Co., Inc. (a)	33,698	226,788
Digi International, Inc. (a)	5,757	166,780
Extreme Networks, Inc. (a)	20,176	301,228
Harmonic, Inc. (a)	17,712	196,426
Infinera Corp. (a)(b)	32,435	217,963
NETGEAR, Inc. (a)	4,481	98,224
NetScout Systems, Inc. (a)	11,024	231,835
Ribbon Communications, Inc. (a)	15,030	53,507
ViaSat, Inc. (a)	19,724	189,350
Viavi Solutions, Inc. (a)	35,318	325,632
		2,618,001
Electronic Equipment, Instruments & Components - 2.9%
908 Devices, Inc. (a)	3,678	11,531
Advanced Energy Industries, Inc.	6,007	651,940
Aeva Technologies, Inc. (a)	3,535	13,009
Arlo Technologies, Inc. (a)	15,211	154,544
Badger Meter, Inc.	4,705	941,235
Bel Fuse, Inc.:
Class A (b)	254	25,743
Class B (non-vtg.)	1,684	127,007
Belden, Inc.	6,497	739,813
Benchmark Electronics, Inc.	5,723	247,806
Climb Global Solutions, Inc.	683	69,932
CTS Corp.	4,822	238,641
Daktronics, Inc. (a)	6,000	78,180
ePlus, Inc. (a)	4,223	375,636
Evolv Technologies Holdings, Inc. (a)	20,734	44,578
Fabrinet (a)	5,845	1,408,470
FARO Technologies, Inc. (a)	3,029	53,129
Insight Enterprises, Inc. (a)	4,467	781,368
Iteris, Inc. (a)	6,933	49,848
Itron, Inc. (a)	7,368	823,448
Kimball Electronics, Inc. (a)	3,865	68,758
Knowles Corp. (a)	13,958	241,753
Lightwave Logic, Inc. (a)(b)	19,318	60,852
Methode Electronics, Inc.	5,553	48,422
MicroVision, Inc. (a)(b)	32,581	32,907
Mirion Technologies, Inc. Class A (a)	32,046	474,281
Napco Security Technologies, Inc.	5,672	218,259
nLIGHT, Inc. (a)	7,427	92,689
Novanta, Inc. (a)	5,751	979,050
OSI Systems, Inc. (a)	2,593	342,821
Ouster, Inc. Class A (a)	7,015	46,509
Par Technology Corp. (a)(b)	5,856	345,445
PC Connection, Inc.	1,868	118,898
Plexus Corp. (a)	4,357	627,844
Powerfleet, Inc. (a)	15,031	75,606
Richardson Electronics Ltd.	1,893	26,010
Rogers Corp. (a)	3,011	301,943
Sanmina Corp. (a)	8,611	603,631
ScanSource, Inc. (a)	3,933	166,799
Smartrent, Inc. (a)	29,944	50,605
TTM Technologies, Inc. (a)	16,140	362,182
Vishay Intertechnology, Inc.	20,211	342,779
Vishay Precision Group, Inc. (a)	1,923	44,633
		12,508,534
IT Services - 0.6%
Applied Digital Corp. (a)(b)	18,911	127,838
ASGN, Inc. (a)	7,236	666,436
Backblaze, Inc. Class A (a)	6,328	45,688
BigBear.ai Holdings, Inc. (a)(b)	15,703	24,968
BigCommerce Holdings, Inc. (a)	11,282	59,118
Core Scientific, Inc.	28,600	380,094
Couchbase, Inc. (a)	6,232	100,148
Digitalocean Holdings, Inc. (a)	10,533	416,896
Fastly, Inc. Class A (a)	20,713	149,755
Grid Dynamics Holdings, Inc. (a)	9,258	147,387
Hackett Group, Inc.	4,077	99,153
Information Services Group, Inc.	5,630	17,284
Rackspace Technology, Inc. (a)	10,705	25,531
Thoughtworks Holding, Inc. (a)	16,191	71,888
Tucows, Inc. (a)	1,250	23,150
Unisys Corp. (a)	10,655	73,626
		2,428,960
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. Class A, (a)	8,153	153,236
AEHR Test Systems (a)(b)	4,404	62,008
Alpha & Omega Semiconductor Ltd. (a)	3,788	125,156
Ambarella, Inc. (a)	6,081	341,691
Axcelis Technologies, Inc. (a)	5,217	445,062
CEVA, Inc. (a)	3,729	87,016
Cohu, Inc. (a)	7,364	183,511
Credo Technology Group Holding Ltd. (a)	20,639	778,090
Diodes, Inc. (a)	7,307	427,313
Everspin Technologies, Inc. (a)	2,955	18,262
FormFactor, Inc. (a)	12,414	471,484
GCT Semiconductor Holding, Inc. Class A (a)	1,097	2,534
Ichor Holdings Ltd. (a)	5,306	144,642
Impinj, Inc. (a)	3,675	698,213
indie Semiconductor, Inc. (a)(b)	26,352	87,225
Kulicke & Soffa Industries, Inc.	8,645	387,815
MaxLinear, Inc. Class A (a)	12,746	165,316
Navitas Semiconductor Corp. Class A (a)(b)	19,899	49,151
NVE Corp.	774	58,336
PDF Solutions, Inc. (a)	5,042	142,789
Penguin Solutions, Inc. (a)	8,277	124,569
Photronics, Inc. (a)	9,895	225,606
Power Integrations, Inc.	9,057	547,315
QuickLogic Corp. (a)(b)	2,196	16,294
Rambus, Inc. (a)	17,433	833,646
Rigetti Computing, Inc. Class A (a)(b)	22,227	29,340
Semtech Corp. (a)	10,382	458,781
Silicon Laboratories, Inc. (a)	5,139	533,737
SiTime Corp. (a)	2,949	498,410
SkyWater Technology, Inc. (a)	4,335	42,526
Synaptics, Inc. (a)	6,230	427,814
Ultra Clean Holdings, Inc. (a)	7,085	236,993
Veeco Instruments, Inc. (a)	8,905	256,286
		9,060,167
Software - 6.0%
8x8, Inc. (a)	19,992	44,582
A10 Networks, Inc.	11,407	167,113
ACI Worldwide, Inc. (a)	16,915	832,218
Adeia, Inc.	17,481	217,289
Agilysys, Inc. (a)	3,620	362,145
Airship AI Holdings, Inc. Class A (a)	1,093	2,077
Alarm.com Holdings, Inc. (a)	7,722	411,814
Alkami Technology, Inc. (a)	7,189	263,189
Altair Engineering, Inc. Class A (a)	9,165	953,068
Amplitude, Inc. Class A, (a)	12,270	110,307
Appian Corp. Class A (a)	6,433	229,980
Arteris, Inc. (a)	4,385	29,862
Asana, Inc. (a)	13,118	156,629
AudioEye, Inc. (a)	1,132	24,112
Aurora Innovation, Inc. Class A, (a)	150,112	779,832
AvePoint, Inc. (a)(b)	20,350	247,049
Bit Digital, Inc. (a)(b)	19,414	73,967
Blackbaud, Inc. (a)	6,618	499,725
BlackLine, Inc. (a)	9,248	512,062
Blend Labs, Inc. (a)	36,932	134,063
Box, Inc. Class A (a)	22,550	716,188
Braze, Inc. (a)	10,561	332,249
C3.ai, Inc. (a)(b)	13,529	333,219
Cerence, Inc. (a)	7,546	22,978
Cipher Mining, Inc. (a)(b)	28,863	142,295
Cleanspark, Inc. (a)	36,656	388,920
Clear Secure, Inc.	14,091	518,267
Clearwater Analytics Holdings, Inc. Class A (a)	24,321	635,021
CommVault Systems, Inc. (a)	7,005	1,094,111
Consensus Cloud Solutions, Inc. (a)	2,876	63,790
CS Disco, Inc. (a)	4,577	26,913
D-Wave Quantum, Inc. (a)(b)	13,951	14,788
Daily Journal Corp. (a)	222	107,670
Dave, Inc. (a)	1,271	49,010
Digimarc Corp. (a)(b)	2,443	75,684
Digital Turbine, Inc. (a)(b)	15,552	49,766
Domo, Inc. Class B (a)	5,258	41,801
E2open Parent Holdings, Inc. (a)	32,480	95,166
eGain Communications Corp. (a)	3,127	15,385
Enfusion, Inc. Class A (a)	7,925	70,612
Envestnet, Inc. (a)	8,120	509,774
EverCommerce, Inc. (a)	3,612	37,998
Freshworks, Inc. Class A (a)	33,172	388,112
Hut 8 Mining Corp. (a)(b)	12,922	204,038
Ilearningengines Holdings, Inc. Class A (a)(b)	4,556	6,834
Instructure Holdings, Inc. (a)	3,541	83,355
Intapp, Inc. (a)	6,240	313,061
InterDigital, Inc.	4,056	610,185
Jamf Holding Corp. (a)	13,157	218,932
Kaltura, Inc. (a)	15,415	19,577
Life360, Inc. (a)	928	39,783
Liveramp Holdings, Inc. (a)	10,569	264,542
Logility Supply Chain Solution Class A	5,134	54,164
Mara Holdings, Inc. (a)(b)	43,828	734,996
Matterport, Inc. Class A (a)(b)	42,949	195,847
MeridianLink, Inc. (a)	4,291	94,230
Mitek Systems, Inc. (a)	7,455	64,038
N-able, Inc. (a)	11,474	140,327
NCR Voyix Corp. (a)	23,142	296,449
Nextnav, Inc. Class A (a)	11,957	138,940
Olo, Inc. Class A (a)	16,854	84,439
ON24, Inc. (a)	4,263	25,791
Onespan, Inc. (a)	6,087	101,531
Ooma, Inc. (a)	3,981	47,613
Pagaya Technologies Ltd. Class A (a)(b)	7,501	86,412
Pagerduty, Inc. (a)	14,710	265,663
Porch Group, Inc. (a)	12,379	26,862
Prairie Operating Co. (a)	630	5,261
Progress Software Corp.	6,797	435,620
PROS Holdings, Inc. (a)	7,224	143,035
Q2 Holdings, Inc. (a)	9,460	800,884
Qualys, Inc. (a)	5,945	708,882
Rapid7, Inc. (a)	9,909	400,522
Red Violet, Inc. (a)	1,762	53,001
Rekor Systems, Inc. (a)	11,528	12,104
Repositrak, Inc.	1,958	37,692
Rimini Street, Inc. (a)	8,234	14,574
Riot Platforms, Inc. (a)(b)	45,748	422,712
Roadzen, Inc. (a)	2,151	2,108
Sapiens International Corp. NV	5,000	184,400
Semrush Holdings, Inc. Class A (a)	5,896	77,297
Silvaco Group, Inc.	966	6,038
SolarWinds, Inc.	8,720	114,058
SoundHound AI, Inc. (a)(b)	46,852	235,666
SoundThinking, Inc. (a)	1,535	16,256
Sprinklr, Inc. (a)	20,202	150,101
Sprout Social, Inc. (a)	7,942	210,384
SPS Commerce, Inc. (a)	5,968	984,720
Telos Corp. (a)	8,596	30,172
Tenable Holdings, Inc. (a)	18,895	748,431
TeraWulf, Inc. (a)(b)	37,322	243,339
Varonis Systems, Inc. (a)	17,682	890,642
Verint Systems, Inc. (a)(b)	9,826	209,294
Vertex, Inc. Class A (a)	8,700	361,137
Viant Technology, Inc. (a)	2,455	28,650
Weave Communications, Inc. (a)	6,309	88,452
Workiva, Inc. Class A (a)	8,085	644,860
Xperi, Inc. (a)	7,268	66,357
Yext, Inc. (a)	16,712	120,995
Zeta Global Holdings Corp. (a)	28,674	793,696
Zuora, Inc. (a)	22,356	221,324
		25,361,073
Technology Hardware, Storage & Peripherals - 0.3%
CompoSecure, Inc. (b)	3,954	59,745
Corsair Gaming, Inc. (a)	7,233	46,400
CPI Card Group (a)	766	16,469
Diebold Nixdorf, Inc. (a)	4,046	187,249
Eastman Kodak Co. (a)	9,816	46,332
Immersion Corp.	4,757	40,102
IonQ, Inc. (a)(b)	31,822	478,285
Turtle Beach Corp. (a)	2,701	43,135
Xerox Holdings Corp.	18,494	151,096
		1,068,813
TOTAL INFORMATION TECHNOLOGY		53,045,548
MATERIALS - 4.6%
Chemicals - 2.0%
AdvanSix, Inc.	4,092	116,090
American Vanguard Corp.	3,921	20,507
Arcadium Lithium PLC	173,600	935,704
Arq, Inc. (a)	4,070	23,850
ASP Isotopes, Inc. (a)(b)	8,317	58,136
Aspen Aerogels, Inc. (a)	9,321	166,287
Avient Corp.	14,488	675,286
Balchem Corp.	5,176	866,100
Cabot Corp.	8,678	935,749
Core Molding Technologies, Inc. (a)	1,183	17,804
Danimer Scientific, Inc. warrants 7/15/25 (a)	3,923	588
Ecovyst, Inc. (a)	18,361	122,284
H.B. Fuller Co.	8,739	639,520
Hawkins, Inc.	3,102	331,604
Ingevity Corp. (a)	5,836	243,886
Innospec, Inc.	3,995	430,581
Intrepid Potash, Inc. (a)	1,703	42,728
Koppers Holdings, Inc.	3,241	110,226
Kronos Worldwide, Inc. (b)	3,545	40,909
LSB Industries, Inc. (a)	8,388	68,782
Mativ Holdings, Inc.	8,630	133,334
Minerals Technologies, Inc.	5,139	386,915
Northern Technologies International Corp.	1,294	16,447
Orion SA	9,140	137,009
Perimeter Solutions SA (a)	21,573	286,489
PureCycle Technologies, Inc. (a)(b)	19,683	256,273
Quaker Chemical Corp.	2,244	340,146
Rayonier Advanced Materials, Inc. (a)	10,192	81,128
Sensient Technologies Corp.	6,748	509,339
Stepan Co.	3,393	245,450
Tronox Holdings PLC	18,952	229,698
Valhi, Inc.	403	13,722
		8,482,571
Construction Materials - 0.5%
Knife River Holding Co. (a)	9,110	886,585
Smith-Midland Corp. (a)	750	25,800
Summit Materials, Inc. Class A (a)	19,376	918,616
United States Lime & Minerals, Inc.	1,711	192,967
		2,023,968
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	23,403	86,123
Greif, Inc.:
Class A	4,024	251,259
Class B	748	50,064
Myers Industries, Inc.	5,828	68,654
O-I Glass, Inc. (a)	24,826	275,817
Pactiv Evergreen, Inc.	6,530	74,050
Ranpak Holdings Corp. (A Shares) (a)	6,893	41,909
TriMas Corp.	6,486	174,149
		1,022,025
Metals & Mining - 1.7%
Alpha Metallurgical Resources	1,760	366,608
Arch Resources, Inc. Class A,	2,810	412,396
Caledonia Mining Corp. PLC	2,699	40,242
Carpenter Technology Corp.	7,630	1,140,685
Century Aluminum Co. (a)	8,500	150,025
Coeur d'Alene Mines Corp. (a)	63,449	408,612
Commercial Metals Co.	18,516	996,161
Compass Minerals International, Inc.	5,459	67,200
Constellium NV (a)	20,664	229,370
Contango ORE, Inc. (a)	1,588	34,158
Critical Metals Corp.	1,272	7,861
Dakota Gold Corp. (a)	10,475	22,940
Haynes International, Inc.	2,041	123,195
Hecla Mining Co.	94,281	611,884
i-80 Gold Corp. (a)(b)	51,426	53,997
Ivanhoe Electric, Inc. (a)	13,413	136,142
Kaiser Aluminum Corp.	2,583	191,814
Lifezone Metals Ltd. (a)	5,818	37,352
Materion Corp.	3,304	335,786
Metallus, Inc. (a)	6,785	95,601
Metals Acquisition Ltd. (a)(b)	8,652	103,651
Novagold Resources, Inc. (a)	39,031	135,047
Olympic Steel, Inc.	1,526	54,753
Perpetua Resources Corp. (a)	6,315	64,571
Piedmont Lithium, Inc. (a)(b)	2,895	37,925
Radius Recycling, Inc. Class A	4,150	67,189
Ramaco Resources, Inc.:
Class A	3,788	38,448
Class B (b)	1,428	14,594
Ryerson Holding Corp.	4,466	97,314
SSR Mining, Inc.	32,307	199,334
SunCoke Energy, Inc.	13,367	137,814
Tredegar Corp. (a)	4,119	31,922
Universal Stainless & Alloy Products, Inc. (a)	1,411	61,689
Warrior Metropolitan Coal, Inc.	8,299	523,916
Worthington Steel, Inc.	5,201	198,886
		7,229,082
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,574	64,839
Sylvamo Corp.	5,645	479,938
		544,777
TOTAL MATERIALS		19,302,423
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	16,936	414,763
Alexander & Baldwin, Inc.	12,250	227,973
Alexanders, Inc.	364	82,639
Alpine Income Property Trust, Inc.	2,293	40,196
American Assets Trust, Inc.	8,046	216,840
American Healthcare (REIT), Inc.	13,391	356,201
Apartment Investment & Management Co. Class A (a)	23,092	194,896
Apple Hospitality (REIT), Inc.	37,128	548,381
Armada Hoffler Properties, Inc. Class A,	11,152	120,776
Braemar Hotels & Resorts, Inc.	11,022	31,523
Brandywine Realty Trust (SBI)	28,501	144,500
Broadstone Net Lease, Inc.	30,945	544,323
BRT Apartments Corp.	2,101	34,099
CareTrust (REIT), Inc.	23,151	756,343
CBL & Associates Properties, Inc.	3,814	100,880
Centerspace	2,518	175,404
Chatham Lodging Trust	8,188	64,685
City Office REIT, Inc.	6,762	34,621
Clipper Realty, Inc.	2,180	14,344
Community Healthcare Trust, Inc.	4,537	85,114
COPT Defense Properties (SBI)	18,305	589,421
CTO Realty Growth, Inc.	3,808	73,685
Curbline Properties Corp.	15,316	346,601
DiamondRock Hospitality Co.	34,317	294,097
Diversified Healthcare Trust (SBI)	34,923	124,675
Douglas Emmett, Inc.	26,199	466,080
Easterly Government Properties, Inc.	16,334	221,489
Elme Communities (SBI)	14,419	243,249
Empire State Realty Trust, Inc.	22,066	233,900
Equity Commonwealth (a)	17,224	340,863
Essential Properties Realty Trust, Inc.	28,508	903,419
Farmland Partners, Inc.	7,271	85,143
Four Corners Property Trust, Inc.	15,132	417,038
Franklin Street Properties Corp.	16,671	29,508
Getty Realty Corp.	8,203	257,492
Gladstone Commercial Corp.	6,811	107,239
Gladstone Land Corp.	5,782	75,339
Global Medical REIT, Inc.	10,468	95,154
Global Net Lease, Inc.	33,241	258,947
Hudson Pacific Properties, Inc.	21,965	94,889
Independence Realty Trust, Inc.	36,668	719,426
Industrial Logistics Properties Trust	10,724	37,909
InvenTrust Properties Corp.	11,212	330,193
JBG SMITH Properties	13,745	233,665
Kite Realty Group Trust	35,216	903,995
LTC Properties, Inc.	7,141	272,786
LXP Industrial Trust (REIT)	47,678	450,080
National Health Investors, Inc.	6,824	523,060
Net Lease Office Properties	2,383	71,585
NETSTREIT Corp.	12,937	200,524
NexPoint Diversified Real Estate Trust	6,103	32,651
NexPoint Residential Trust, Inc.	3,786	157,687
One Liberty Properties, Inc.	2,889	77,136
Orion Office (REIT), Inc.	9,911	36,968
Outfront Media, Inc.	23,980	425,885
Paramount Group, Inc.	30,340	147,149
Peakstone Realty Trust	5,952	78,090
Pebblebrook Hotel Trust	19,483	233,406
Phillips Edison & Co., Inc.	20,035	757,523
Piedmont Office Realty Trust, Inc. Class A	20,265	201,434
Plymouth Industrial REIT, Inc.	6,834	138,867
Postal Realty Trust, Inc. Class A	4,187	60,921
PotlatchDeltic Corp.	12,876	535,255
Retail Opportunity Investments Corp.	20,373	315,782
RLJ Lodging Trust	24,978	221,055
Ryman Hospitality Properties, Inc.	9,445	1,011,087
Sabra Health Care REIT, Inc.	37,432	726,181
Safehold, Inc.	8,539	181,710
Saul Centers, Inc.	1,846	72,252
Service Properties Trust	27,012	86,438
SITE Centers Corp.	8,042	128,270
SL Green Realty Corp. (b)	10,553	797,912
Strawberry Fields (REIT), Inc. (b)	1,047	13,255
Summit Hotel Properties, Inc.	17,648	108,006
Sunstone Hotel Investors, Inc.	33,498	337,995
Tanger, Inc.	17,267	573,782
Terreno Realty Corp.	15,468	927,307
The Macerich Co.	34,990	654,313
UMH Properties, Inc.	10,755	200,581
Uniti Group, Inc.	38,527	195,332
Universal Health Realty Income Trust (SBI)	2,196	86,874
Urban Edge Properties	20,115	447,358
Veris Residential, Inc.	12,963	213,501
Whitestone REIT	8,131	112,045
Xenia Hotels & Resorts, Inc.	16,670	236,214
		23,720,174
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	300	4,203
Anywhere Real Estate, Inc. (a)	15,481	59,757
Compass, Inc. Class A (a)	61,154	388,328
Cushman & Wakefield PLC (a)	36,891	499,873
eXp World Holdings, Inc. (b)	13,302	177,183
Forestar Group, Inc. (a)	3,064	96,730
FRP Holdings, Inc. (a)	2,147	62,263
Kennedy-Wilson Holdings, Inc.	18,052	192,976
Marcus & Millichap, Inc.	3,773	142,770
Maui Land & Pineapple, Inc. (a)	1,218	26,784
Newmark Group, Inc. Class A (b)	21,630	324,234
Offerpad Solutions, Inc. Class A (a)	1,759	5,295
Opendoor Technologies, Inc. Class A (a)(b)	99,081	173,392
RE/MAX Holdings, Inc. Class A (a)	2,810	34,394
Redfin Corp. (a)	18,747	194,406
Star Holdings (a)	1,905	24,270
Stratus Properties, Inc. (a)	871	19,415
Tejon Ranch Co. (a)	3,279	52,169
The Real Brokerage, Inc. (a)	15,428	84,237
The RMR Group, Inc. Class A	2,525	60,777
The St. Joe Co.	5,826	301,204
Transcontinental Realty Investors, Inc. (a)	179	4,955
		2,929,615
TOTAL REAL ESTATE		26,649,789
UTILITIES - 2.8%
Electric Utilities - 0.8%
Allete, Inc.	9,311	595,066
Genie Energy Ltd. Class B	2,064	32,446
Hawaiian Electric Industries, Inc. (a)	26,532	272,484
MGE Energy, Inc.	5,855	529,819
Otter Tail Corp.	6,635	520,980
Portland General Electric Co.	16,245	770,013
TXNM Energy, Inc.	14,400	626,976
		3,347,784
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	19,301	792,885
Chesapeake Utilities Corp.	3,573	428,010
New Jersey Resources Corp.	15,775	723,915
Northwest Natural Holding Co.	6,070	236,062
ONE Gas, Inc.	9,045	644,637
RGC Resources, Inc.	1,361	27,860
Southwest Gas Holdings, Inc.	9,773	715,872
Spire, Inc.	9,112	581,892
		4,151,133
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)	12,657	43,540
Montauk Renewables, Inc. (a)	10,879	60,161
Ormat Technologies, Inc.	8,653	683,760
Sunnova Energy International, Inc. (a)(b)	17,252	104,720
		892,181
Multi-Utilities - 0.4%
Avista Corp.	12,550	470,374
Black Hills Corp.	10,985	650,202
NorthWestern Energy Corp.	9,881	528,238
Unitil Corp.	2,551	147,677
		1,796,491
Water Utilities - 0.4%
American States Water Co.	5,985	493,523
Cadiz, Inc. (a)(b)	6,587	20,024
California Water Service Group	9,311	483,800
Consolidated Water Co., Inc.	2,455	58,331
Global Water Resources, Inc.	1,872	23,381
Middlesex Water Co.	2,812	172,066
Pure Cycle Corp. (a)	3,264	34,337
SJW Group	5,230	291,102
York Water Co.	2,324	81,735
		1,658,299
TOTAL UTILITIES		11,845,888
TOTAL COMMON STOCKS (Cost $362,021,921)		420,963,844

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $193,459)	194,000	193,503

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	2,503,265	2,503,766
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	15,519,044	15,520,596
TOTAL MONEY MARKET FUNDS (Cost $18,024,362)		18,024,362

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $380,239,742)	439,181,709
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(15,361,931)
NET ASSETS - 100.0%	423,819,778

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	27	Dec 2024	2,981,610	4,657	4,657

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $193,503.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	2,546,359	44,139,234	44,181,771	76,175	(56)	-	2,503,766	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	11,840,341	40,574,428	36,894,173	213,948	-	-	15,520,596	0.1%
Total	14,386,700	84,713,662	81,075,944	290,123	(56)	-	18,024,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,481,583	11,481,583	-	-
Consumer Discretionary	41,240,499	41,240,499	-	-
Consumer Staples	11,625,311	11,625,311	-	-
Energy	21,911,794	21,911,794	-	-
Financials	78,501,025	78,501,025	-	-
Health Care	73,178,495	73,125,329	42,981	10,185
Industrials	72,181,489	72,091,830	89,659	-
Information Technology	53,045,548	53,045,548	-	-
Materials	19,302,423	19,302,423	-	-
Real Estate	26,649,789	26,649,789	-	-
Utilities	11,845,888	11,845,888	-	-

U.S. Government and Government Agency Obligations	193,503	-	193,503	-

Money Market Funds	18,024,362	18,024,362	-	-
Total Investments in Securities:	439,181,709	438,845,381	326,143	10,185
Derivative Instruments: Assets
Futures Contracts	4,657	4,657	-	-
Total Assets	4,657	4,657	-	-
Total Derivative Instruments:	4,657	4,657	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,657	0
Total Equity Risk	4,657	0
Total Value of Derivatives	4,657	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,938,555) - See accompanying schedule:
Unaffiliated issuers (cost $362,215,380)	$421,157,347
Fidelity Central Funds (cost $18,024,362)	18,024,362

Total Investment in Securities (cost $380,239,742)		$439,181,709
Segregated cash with brokers for derivative instruments		18,753
Cash		7,262
Receivable for fund shares sold		463,258
Dividends receivable		108,631
Distributions receivable from Fidelity Central Funds		46,531
Other receivables		4,954
Total assets		439,831,098
Liabilities
Payable for fund shares redeemed	$440,501
Payable for daily variation margin on futures contracts	50,242
Collateral on securities loaned	15,520,577
Total liabilities		16,011,320
Net Assets		$423,819,778
Net Assets consist of:
Paid in capital		$358,609,158
Total accumulated earnings (loss)		65,210,620
Net Assets		$423,819,778
Net Asset Value, offering price and redemption price per share ($423,819,778 ÷ 26,728,393 shares)		$15.86
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$2,539,801
Interest		6,506
Income from Fidelity Central Funds (including $213,948 from security lending)		290,123
Total income		2,836,430
Expenses
Independent trustees' fees and expenses	$481
Total expenses		481
Net Investment income (loss)		2,835,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,968,432
Redemptions in-kind	12,433,715
Fidelity Central Funds	(56)
Futures contracts	800,607
Total net realized gain (loss)		16,202,698
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,999,244
Futures contracts	(41)
Total change in net unrealized appreciation (depreciation)		24,999,203
Net gain (loss)		41,201,901
Net increase (decrease) in net assets resulting from operations		$44,037,850
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,835,949	$4,958,950
Net realized gain (loss)	16,202,698	(3,301,976)
Change in net unrealized appreciation (depreciation)	24,999,203	36,696,423
Net increase (decrease) in net assets resulting from operations	44,037,850	38,353,397
Distributions to shareholders	(1,144,037)	(4,955,699)

Share transactions
Proceeds from sales of shares	100,894,388	153,091,221
Reinvestment of distributions	816,751	3,626,735
Cost of shares redeemed	(67,327,311)	(126,338,692)

Net increase (decrease) in net assets resulting from share transactions	34,383,828	30,379,264
Total increase (decrease) in net assets	77,277,641	63,776,962

Net Assets
Beginning of period	346,542,137	282,765,175
End of period	$423,819,778	$346,542,137

Other Information
Shares
Sold	6,648,297	11,216,014
Issued in reinvestment of distributions	55,487	259,895
Redeemed	(4,404,993)	(9,310,316)
Net increase (decrease)	2,298,791	2,165,593

Financial Highlights
Fidelity Flex® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.19	$12.70	$13.32	$16.47	$9.52	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.22	.18	.14	.15
Net realized and unrealized gain (loss)	1.60	1.50	(.68)	(2.89)	6.96	(1.98)
Total from investment operations	1.71	1.71	(.46)	(2.71)	7.10	(1.83)
Distributions from net investment income	(.04)	(.22)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	-	-	-	(.26)	-	(.19)
Total distributions	(.04)	(.22)	(.16)	(.44)	(.15)	(.35)
Net asset value, end of period	$15.86	$14.19	$12.70	$13.32	$16.47	$9.52
Total Return C,D	12.10%	13.47%	(3.46)%	(16.88)%	75.01%	(16.23)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	.04%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	1.43% G	1.55%	1.66%	1.14%	1.09%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$423,820	$346,542	$282,765	$242,826	$178,073	$104,119
Portfolio turnover rate I	15 % G,J	21%	16%	18%	47%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,298,045
Gross unrealized depreciation	(57,188,627)
Net unrealized appreciation (depreciation)	$53,109,418
Tax cost	$386,076,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,549,550)
Long-term	(2,508,800)
Total capital loss carryforward	$(7,058,350)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	89,749,870	28,733,898

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	1,357,749	12,433,715	20,238,738
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Small Cap Index Fund	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Small Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9881630.107
ZAP-SANN-1224
Fidelity® Large Cap Value Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Value Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,663,311	60,031,030
Frontier Communications Parent, Inc. (a)	91,019	3,252,109
Iridium Communications, Inc.	39,368	1,154,663
Liberty Global Ltd.:
Class A	61,450	1,217,325
Class C	59,438	1,225,612
Verizon Communications, Inc.	1,563,427	65,867,180
		132,747,919
Entertainment - 1.2%
Electronic Arts, Inc.	99,172	14,960,096
Liberty Media Corp. Liberty Formula One:
Class A (a)	5,581	414,333
Class C (a)	49,148	3,923,976
Liberty Media Corp. Liberty Live:
Class C (a)	17,532	1,023,168
Series A (a)	6,940	393,776
Madison Square Garden Sports Corp. (a)	6,341	1,412,141
Playtika Holding Corp.	26,075	204,167
Roku, Inc. Class A (a)	39,826	2,552,050
Take-Two Interactive Software, Inc. (a)	63,937	10,339,892
The Walt Disney Co.	681,410	65,551,642
TKO Group Holdings, Inc. (a)	25,246	2,947,975
Warner Bros Discovery, Inc. (a)	900,113	7,317,919
		111,041,135
Interactive Media & Services - 0.1%
IAC, Inc. Class A (a)	27,580	1,322,461
Match Group, Inc. (a)	95,306	3,433,875
TripAdvisor, Inc. Class A (a)	37,883	607,643
Trump Media & Technology Group (a)	7,993	282,473
Zoominfo Technologies, Inc. (a)	115,698	1,278,463
		6,924,915
Media - 1.2%
Charter Communications, Inc. Class A (a)	34,797	11,399,845
Comcast Corp. Class A	1,424,947	62,227,435
Fox Corp.:
Class A	85,148	3,576,216
Class B	49,032	1,910,287
Interpublic Group of Companies, Inc.	139,689	4,106,857
Liberty Broadband Corp.:
Class A (a)	4,626	371,144
Class C (a)	30,892	2,496,691
News Corp.:
Class A	141,048	3,843,558
Class B	42,190	1,225,198
Nexstar Media Group, Inc.	7,035	1,237,597
Omnicom Group, Inc.	71,782	7,249,982
Paramount Global:
Class A (b)	3,961	86,706
Class B (b)	218,188	2,386,977
Sirius XM Holdings, Inc.	90,473	2,412,010
The New York Times Co. Class A	59,607	3,328,455
		107,858,958
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	179,502	40,057,666
TOTAL COMMUNICATION SERVICES		398,630,593
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.1%
Aptiv PLC (a)	100,973	5,738,296
BorgWarner, Inc.	84,094	2,828,081
Gentex Corp.	85,760	2,599,386
Lear Corp.	20,931	2,004,353
QuantumScape Corp. Class A (a)(b)	131,857	679,064
		13,849,180
Automobiles - 0.5%
Ford Motor Co.	1,456,201	14,984,308
General Motors Co.	414,573	21,043,725
Harley-Davidson, Inc.	44,864	1,433,405
Lucid Group, Inc. Class A (a)(b)	329,077	727,260
Rivian Automotive, Inc. Class A (a)(b)	305,108	3,081,591
Thor Industries, Inc.	18,856	1,962,532
		43,232,821
Broadline Retail - 0.2%
Dillard's, Inc. Class A (b)	1,139	423,161
eBay, Inc.	187,689	10,793,994
Etsy, Inc. (a)	15,006	771,909
Kohl's Corp.	40,951	756,774
Macy's, Inc.	101,533	1,557,516
Nordstrom, Inc.	37,087	838,537
Ollie's Bargain Outlet Holdings, Inc. (a)	22,601	2,075,450
		17,217,341
Distributors - 0.1%
Genuine Parts Co.	51,570	5,915,079
LKQ Corp.	97,364	3,582,022
		9,497,101
Diversified Consumer Services - 0.1%
ADT, Inc.	107,549	774,353
Bright Horizons Family Solutions, Inc. (a)	18,162	2,424,082
Grand Canyon Education, Inc. (a)	7,337	1,005,976
H&R Block, Inc.	41,418	2,473,897
Service Corp. International	52,886	4,318,142
		10,996,450
Hotels, Restaurants & Leisure - 1.9%
Aramark	97,086	3,672,763
Booking Holdings, Inc.	771	3,605,389
Boyd Gaming Corp.	25,456	1,763,846
Caesars Entertainment, Inc. (a)	79,746	3,193,827
Carnival Corp. (a)	370,046	8,141,012
Choice Hotels International, Inc. (b)	1,562	217,915
Darden Restaurants, Inc.	20,834	3,333,857
Domino's Pizza, Inc.	8,394	3,472,850
Doordash, Inc. (a)	16,337	2,560,008
Dutch Bros, Inc. Class A (a)	24,510	811,771
Hilton Worldwide Holdings, Inc.	44,373	10,420,999
Hyatt Hotels Corp. Class A	13,880	2,018,846
Marriott International, Inc. Class A	85,084	22,123,542
Marriott Vacations Worldwide Corp.	12,903	993,918
McDonald's Corp.	250,215	73,090,304
MGM Resorts International (a)	86,641	3,194,454
Penn Entertainment, Inc. (a)	55,854	1,103,117
Planet Fitness, Inc. (a)	14,746	1,157,856
Royal Caribbean Cruises Ltd.	57,410	11,846,554
Starbucks Corp.	94,158	9,199,237
Travel+Leisure Co.	24,848	1,187,983
Vail Resorts, Inc.	2,253	373,300
Wendy's Co.	32,487	620,827
Wyndham Hotels & Resorts, Inc.	26,027	2,298,705
Wynn Resorts Ltd.	35,038	3,364,349
Yum! Brands, Inc.	64,366	8,442,245
		182,209,474
Household Durables - 0.9%
D.R. Horton, Inc.	109,975	18,585,775
Garmin Ltd.	57,423	11,389,852
Leggett & Platt, Inc.	49,302	591,624
Lennar Corp.:
Class A	88,292	15,036,128
Class B	4,144	664,366
Mohawk Industries, Inc. (a)	19,445	2,610,880
Newell Brands, Inc.	153,796	1,353,405
NVR, Inc. (a)	1,066	9,756,895
PulteGroup, Inc.	76,523	9,912,024
SharkNinja, Inc.	19,680	1,814,693
Toll Brothers, Inc.	37,897	5,549,637
TopBuild Corp. (a)	10,832	3,827,812
Whirlpool Corp.	19,617	2,030,556
		83,123,647
Leisure Products - 0.1%
Brunswick Corp.	25,029	1,995,812
Hasbro, Inc.	6,497	426,398
Mattel, Inc. (a)	125,469	2,557,058
Polaris, Inc.	19,097	1,335,071
YETI Holdings, Inc. (a)	22,168	780,535
		7,094,874
Specialty Retail - 1.8%
Advance Auto Parts, Inc. (b)	22,068	787,607
AutoNation, Inc. (a)	9,422	1,464,838
AutoZone, Inc. (a)	550	1,654,950
Bath & Body Works, Inc.	83,424	2,367,573
Best Buy Co., Inc.	79,928	7,227,889
CarMax, Inc. (a)	54,209	3,923,647
Carvana Co. Class A (a)	26,078	6,449,350
Dick's Sporting Goods, Inc.	18,869	3,693,607
Five Below, Inc. (a)	4,111	389,682
Floor & Decor Holdings, Inc. Class A (a)	24,716	2,546,984
GameStop Corp. Class A (a)(b)	138,900	3,080,802
Gap, Inc.	74,411	1,545,516
Lithia Motors, Inc. Class A (sub. vtg.)	10,046	3,338,989
Lowe's Companies, Inc.	212,422	55,618,452
O'Reilly Automotive, Inc. (a)	1,673	1,929,203
Penske Automotive Group, Inc.	6,841	1,030,049
RH (a)	4,438	1,411,506
Ross Stores, Inc.	93,827	13,109,508
The Home Depot, Inc.	74,337	29,270,194
TJX Companies, Inc.	171,937	19,434,039
Ulta Beauty, Inc. (a)	2,377	877,065
Wayfair LLC Class A (a)(b)	34,768	1,489,113
Williams-Sonoma, Inc.	19,253	2,582,405
		165,222,968
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports, Inc.	21,574	385,096
Birkenstock Holding PLC (a)	14,561	669,806
Capri Holdings Ltd. (a)	42,501	838,970
Carter's, Inc.	13,162	719,961
Columbia Sportswear Co. (b)	12,331	992,276
Crocs, Inc. (a)	18,080	1,949,386
NIKE, Inc. Class B	170,461	13,147,657
PVH Corp.	20,564	2,024,731
Ralph Lauren Corp. Class A	14,910	2,951,136
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	44,605	2,741,423
Tapestry, Inc.	84,903	4,028,647
Under Armour, Inc.:
Class A (sub. vtg.) (a)	70,155	599,825
Class C (non-vtg.) (a)	71,541	565,174
VF Corp.	129,726	2,686,625
		34,300,713
TOTAL CONSUMER DISCRETIONARY		566,744,569
CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	2,622	763,186
Brown-Forman Corp.:
Class A	18,016	785,137
Class B (non-vtg.) (b)	63,917	2,814,266
Coca-Cola Consolidated, Inc.	2,238	2,516,094
Constellation Brands, Inc. Class A (sub. vtg.)	59,093	13,729,668
Keurig Dr. Pepper, Inc.	415,667	13,696,228
Molson Coors Beverage Co. Class B	64,898	3,534,994
Monster Beverage Corp. (a)	53,091	2,796,834
PepsiCo, Inc.	107,114	17,789,493
The Coca-Cola Co.	614,993	40,165,193
		98,591,093
Consumer Staples Distribution & Retail - 2.3%
Albertsons Companies, Inc.	154,941	2,804,432
BJ's Wholesale Club Holdings, Inc. (a)	48,907	4,143,890
Casey's General Stores, Inc.	11,349	4,471,733
Dollar General Corp.	81,469	6,520,779
Dollar Tree, Inc. (a)	74,985	4,847,030
Grocery Outlet Holding Corp. (a)	35,927	513,756
Kroger Co.	246,044	13,721,874
Maplebear, Inc. (NASDAQ) (a)	63,800	2,813,580
Performance Food Group Co. (a)	48,556	3,945,175
Sysco Corp.	70,009	5,247,175
Target Corp.	171,622	25,750,165
U.S. Foods Holding Corp. (a)	84,931	5,235,996
Walgreens Boots Alliance, Inc.	265,470	2,511,346
Walmart, Inc.	1,610,248	131,959,824
		214,486,755
Food Products - 1.4%
Archer Daniels Midland Co.	176,831	9,762,840
Bunge Global SA	52,223	4,387,776
Campbell Soup Co.	71,189	3,320,967
Conagra Brands, Inc.	176,695	5,113,553
Darling Ingredients, Inc. (a)	58,781	2,298,925
Flowers Foods, Inc.	69,478	1,544,496
Freshpet, Inc. (a)	11,752	1,557,610
General Mills, Inc.	207,075	14,085,242
Hormel Foods Corp.	107,506	3,284,308
Ingredion, Inc.	24,294	3,225,271
Kellanova	97,215	7,840,390
Lamb Weston Holdings, Inc.	36,224	2,814,243
McCormick & Co., Inc. (non-vtg.)	93,408	7,308,242
Mondelez International, Inc.	496,784	34,019,768
Pilgrim's Pride Corp. (a)(b)	13,854	671,088
Post Holdings, Inc. (a)	18,313	1,999,963
Seaboard Corp.	95	262,771
The Hershey Co.	46,501	8,257,648
The J.M. Smucker Co.	38,263	4,343,233
The Kraft Heinz Co.	329,614	11,028,884
Tyson Foods, Inc. Class A	104,299	6,110,878
		133,238,096
Household Products - 1.6%
Church & Dwight Co., Inc.	90,470	9,038,858
Colgate-Palmolive Co.	135,656	12,712,324
Kimberly-Clark Corp.	73,465	9,857,534
Procter & Gamble Co.	680,209	112,356,923
Reynolds Consumer Products, Inc.	20,154	543,150
Spectrum Brands Holdings, Inc.	10,060	901,577
		145,410,366
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	48,314	3,180,511
Coty, Inc. Class A (a)	141,409	1,052,083
Estee Lauder Companies, Inc. Class A	54,631	3,766,261
Kenvue, Inc.	710,178	16,284,382
		24,283,237
Tobacco - 1.2%
Altria Group, Inc.	637,601	34,723,750
Philip Morris International, Inc.	576,738	76,533,133
		111,256,883
TOTAL CONSUMER STAPLES		727,266,430
ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	370,154	14,095,464
Halliburton Co.	326,922	9,068,816
NOV, Inc.	145,988	2,264,274
Schlumberger Ltd.	529,988	21,236,619
TechnipFMC PLC	159,016	4,244,137
		50,909,310
Oil, Gas & Consumable Fuels - 6.3%
Antero Midstream GP LP	77,663	1,116,017
Antero Resources Corp. (a)	107,551	2,783,420
APA Corp.	134,166	3,166,318
Cheniere Energy, Inc.	41,646	7,970,211
Chevron Corp.	639,213	95,127,679
Chord Energy Corp.	22,910	2,866,041
Civitas Resources, Inc.	26,863	1,310,646
ConocoPhillips Co.	434,713	47,618,462
Coterra Energy, Inc.	275,098	6,580,344
Devon Energy Corp.	233,361	9,026,403
Diamondback Energy, Inc.	69,944	12,364,001
DT Midstream, Inc.	36,003	3,245,670
EOG Resources, Inc.	213,430	26,029,923
EQT Corp.	204,985	7,490,152
Expand Energy Corp.	83,922	7,109,872
Exxon Mobil Corp.	1,665,052	194,444,773
Hess Corp.	36,572	4,918,203
HF Sinclair Corp.	58,544	2,260,384
Kinder Morgan, Inc.	718,947	17,621,391
Marathon Oil Corp.	207,322	5,742,819
Marathon Petroleum Corp.	130,640	19,004,201
Matador Resources Co.	40,268	2,098,365
New Fortress Energy, Inc. Class A (b)	11,368	95,605
Occidental Petroleum Corp.	247,308	12,392,604
ONEOK, Inc.	216,402	20,965,026
Ovintiv, Inc.	97,634	3,827,253
Permian Resource Corp. Class A	190,951	2,602,662
Phillips 66 Co.	155,164	18,902,078
Range Resources Corp.	87,897	2,639,547
The Williams Companies, Inc.	451,345	23,636,938
Valero Energy Corp.	118,471	15,372,797
Viper Energy, Inc. Class A	26,593	1,380,177
		581,709,982
TOTAL ENERGY		632,619,292
FINANCIALS - 21.9%
Banks - 7.1%
Bank of America Corp.	2,517,941	105,300,293
Bank OZK	39,401	1,723,794
BOK Financial Corp.	8,410	893,394
Citigroup, Inc.	711,019	45,626,089
Citizens Financial Group, Inc.	167,446	7,052,826
Columbia Banking Systems, Inc.	77,304	2,203,937
Comerica, Inc.	49,153	3,131,538
Commerce Bancshares, Inc.	44,170	2,760,625
Cullen/Frost Bankers, Inc.	21,804	2,776,739
East West Bancorp, Inc.	51,150	4,986,614
Fifth Third Bancorp	253,227	11,060,955
First Citizens Bancshares, Inc.	4,443	8,607,646
First Hawaiian, Inc.	47,220	1,168,223
First Horizon National Corp.	202,383	3,507,297
FNB Corp., Pennsylvania	131,870	1,912,115
Huntington Bancshares, Inc.	535,374	8,346,481
JPMorgan Chase & Co.	1,063,345	235,977,522
KeyCorp	343,167	5,919,631
M&T Bank Corp.	61,625	11,997,155
Pinnacle Financial Partners, Inc.	28,100	2,963,145
PNC Financial Services Group, Inc.	147,292	27,730,665
Popular, Inc.	23,720	2,116,536
Prosperity Bancshares, Inc.	33,260	2,434,632
Regions Financial Corp.	340,680	8,132,032
Synovus Financial Corp.	53,269	2,656,525
TFS Financial Corp.	18,727	240,642
Truist Financial Corp.	495,075	21,312,979
U.S. Bancorp	578,360	27,940,572
Webster Financial Corp.	63,279	3,277,852
Wells Fargo & Co.	1,300,017	84,397,104
Western Alliance Bancorp.	39,805	3,312,174
Wintrust Financial Corp.	24,056	2,787,850
Zions Bancorporation NA	53,618	2,791,353
		657,046,935
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	11,629	2,254,863
Ameriprise Financial, Inc.	3,270	1,668,681
Bank of New York Mellon Corp.	274,075	20,654,292
BlackRock, Inc.	54,770	53,731,013
Carlyle Group LP	81,176	4,061,235
Cboe Global Markets, Inc.	39,116	8,354,004
Charles Schwab Corp.	497,867	35,263,920
CME Group, Inc.	133,350	30,051,756
Coinbase Global, Inc. Class A (a)	11,711	2,099,197
Evercore, Inc. Class A	13,298	3,512,933
FactSet Research Systems, Inc.	9,110	4,136,487
Franklin Resources, Inc.	105,653	2,194,413
Goldman Sachs Group, Inc.	85,523	44,282,954
Houlihan Lokey Class A	17,647	3,048,872
Interactive Brokers Group, Inc.	39,136	5,971,371
Intercontinental Exchange, Inc.	210,779	32,854,123
Invesco Ltd.	135,474	2,349,119
Janus Henderson Group PLC	47,917	1,979,451
Jefferies Financial Group, Inc.	46,466	2,972,895
KKR & Co., Inc. Class A	177,873	24,589,164
Lazard, Inc. Class A	2,596	137,562
MarketAxess Holdings, Inc.	13,695	3,963,607
Morgan Stanley	405,257	47,111,126
MSCI, Inc.	11,996	6,852,115
NASDAQ, Inc.	152,749	11,291,206
Northern Trust Corp.	73,915	7,429,936
Raymond James Financial, Inc.	70,114	10,392,297
Robinhood Markets, Inc. (a)	246,255	5,784,530
S&P Global, Inc.	116,102	55,770,757
SEI Investments Co.	37,047	2,769,634
State Street Corp.	111,769	10,372,163
Stifel Financial Corp.	36,805	3,813,734
T. Rowe Price Group, Inc.	81,338	8,935,793
TPG, Inc. Class A	23,426	1,585,472
Tradeweb Markets, Inc. Class A	26,038	3,306,826
Virtu Financial, Inc. Class A	30,101	931,927
XP, Inc. Class A	135,994	2,374,455
		468,853,883
Consumer Finance - 1.0%
Ally Financial, Inc.	87,925	3,081,771
American Express Co.	130,107	35,139,299
Capital One Financial Corp.	140,427	22,860,111
Credit Acceptance Corp. (a)(b)	488	207,400
Discover Financial Services	92,731	13,764,062
OneMain Holdings, Inc.	41,845	2,078,441
SLM Corp.	80,055	1,763,612
SoFi Technologies, Inc. Class A (a)(b)	321,667	3,593,020
Synchrony Financial	146,352	8,069,849
		90,557,565
Financial Services - 4.7%
Affirm Holdings, Inc. Class A, (a)	85,840	3,764,084
Apollo Global Management, Inc.	48,766	6,986,217
Berkshire Hathaway, Inc. Class B (a)	679,098	306,218,853
Block, Inc. Class A (a)	119,070	8,611,142
Corebridge Financial, Inc.	94,781	3,011,192
Euronet Worldwide, Inc. (a)	16,020	1,577,489
Fidelity National Information Services, Inc.	208,457	18,704,847
Fiserv, Inc. (a)	144,992	28,693,917
Global Payments, Inc.	94,391	9,789,291
Jack Henry & Associates, Inc.	26,891	4,892,280
MGIC Investment Corp.	95,372	2,388,115
PayPal Holdings, Inc. (a)	379,313	30,079,521
Rocket Companies, Inc. Class A (a)	51,315	826,172
The Western Union Co.	103,290	1,111,400
UWM Holdings Corp. Class A	10,942	70,466
Voya Financial, Inc.	37,570	3,016,871
WEX, Inc. (a)(b)	13,763	2,375,494
		432,117,351
Insurance - 4.0%
AFLAC, Inc.	206,939	21,685,138
Allstate Corp.	82,220	15,335,674
American Financial Group, Inc.	26,610	3,430,827
American International Group, Inc.	240,935	18,282,148
Aon PLC	72,821	26,715,840
Arch Capital Group Ltd.	133,776	13,184,963
Arthur J. Gallagher & Co.	74,521	20,955,305
Assurant, Inc.	19,284	3,696,743
Assured Guaranty Ltd.	19,270	1,608,274
Axis Capital Holdings Ltd.	28,785	2,252,714
Brighthouse Financial, Inc. (a)	22,891	1,082,744
Brown & Brown, Inc.	49,594	5,189,516
Chubb Ltd.	150,095	42,392,832
Cincinnati Financial Corp.	56,769	7,994,778
CNA Financial Corp.	8,135	389,748
Everest Re Group Ltd.	13,355	4,749,172
Fidelity National Financial, Inc.	96,219	5,789,497
First American Financial Corp.	37,045	2,376,437
Globe Life, Inc.	32,923	3,476,669
Hanover Insurance Group, Inc.	13,231	1,962,554
Hartford Financial Services Group, Inc.	108,502	11,982,961
Kemper Corp.	22,457	1,398,397
Lincoln National Corp.	63,075	2,191,856
Loews Corp.	66,401	5,243,023
Markel Group, Inc. (a)	3,637	5,608,290
Marsh & McLennan Companies, Inc.	157,849	34,448,966
MetLife, Inc.	218,217	17,112,577
Old Republic International Corp.	92,155	3,218,974
Primerica, Inc.	12,811	3,546,213
Principal Financial Group, Inc.	85,197	7,020,233
Progressive Corp.	34,047	8,267,633
Prudential Financial, Inc.	133,302	16,326,829
Reinsurance Group of America, Inc.	24,354	5,140,642
RenaissanceRe Holdings Ltd.	19,021	4,991,110
RLI Corp.	14,421	2,249,243
The Travelers Companies, Inc.	84,741	20,841,202
Unum Group	68,489	4,395,624
W.R. Berkley Corp.	108,959	6,229,186
White Mountains Insurance Group Ltd.	925	1,662,355
Willis Towers Watson PLC	37,903	11,453,908
		375,880,795
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	273,723	2,548,361
Annaly Capital Management, Inc.	185,542	3,527,153
Rithm Capital Corp.	190,079	2,012,937
Starwood Property Trust, Inc.	116,008	2,289,998
		10,378,449
TOTAL FINANCIALS		2,034,834,978
HEALTH CARE - 15.0%
Biotechnology - 2.4%
AbbVie, Inc.	373,352	76,115,272
Alnylam Pharmaceuticals, Inc. (a)	5,245	1,398,265
Amgen, Inc.	43,970	14,077,435
Biogen, Inc. (a)	54,022	9,399,828
BioMarin Pharmaceutical, Inc. (a)	70,014	4,613,222
Exact Sciences Corp. (a)	40,922	2,820,753
Exelixis, Inc. (a)	17,617	584,884
Gilead Sciences, Inc.	463,009	41,124,459
Grail, Inc. (b)	9,844	133,583
Incyte Corp. (a)	55,485	4,112,548
Ionis Pharmaceuticals, Inc. (a)	4,060	155,863
Moderna, Inc. (a)	119,847	6,514,883
Regeneron Pharmaceuticals, Inc. (a)	35,511	29,765,320
Repligen Corp. (a)	17,702	2,376,848
Roivant Sciences Ltd. (a)	157,722	1,821,689
United Therapeutics Corp. (a)	16,192	6,055,322
Vertex Pharmaceuticals, Inc. (a)	47,961	22,828,477
		223,898,651
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	641,711	72,750,776
Align Technology, Inc. (a)	11,504	2,358,665
Baxter International, Inc.	188,828	6,741,160
Becton, Dickinson & Co.	107,241	25,050,425
Boston Scientific Corp. (a)	544,905	45,782,918
Dentsply Sirona, Inc.	74,922	1,735,943
Edwards Lifesciences Corp. (a)	179,362	12,019,048
Enovis Corp. (a)	20,161	832,044
Envista Holdings Corp. (a)	63,711	1,336,020
GE Healthcare Technologies, Inc.	148,299	12,953,918
Globus Medical, Inc. Class A (a)	41,510	3,052,645
Hologic, Inc. (a)	84,794	6,857,291
Masimo Corp. (a)(b)	7,623	1,097,788
Medtronic PLC	476,229	42,503,438
QuidelOrtho Corp. (a)	19,984	760,391
ResMed, Inc.	39,199	9,504,582
Solventum Corp.	51,397	3,730,394
STERIS PLC	36,547	8,107,952
Stryker Corp.	94,377	33,624,638
Teleflex, Inc.	17,462	3,510,910
The Cooper Companies, Inc. (a)	72,372	7,575,901
Zimmer Biomet Holdings, Inc.	75,817	8,106,354
		309,993,201
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	33,736	1,440,190
Amedisys, Inc. (a)	11,882	1,124,037
Cardinal Health, Inc.	36,670	3,979,428
Centene Corp. (a)	195,007	12,141,136
Chemed Corp.	4,942	2,669,866
Cigna Group	93,992	29,589,622
CVS Health Corp.	467,939	26,419,836
Elevance Health, Inc.	72,459	29,400,964
Encompass Health Corp.	36,692	3,649,386
HCA Holdings, Inc.	52,820	18,948,647
Henry Schein, Inc. (a)	47,364	3,326,374
Humana, Inc.	44,709	11,527,321
Labcorp Holdings, Inc.	31,168	7,114,719
McKesson Corp.	27,379	13,705,654
Molina Healthcare, Inc. (a)	7,946	2,552,414
Premier, Inc. Class A	38,611	778,012
Quest Diagnostics, Inc.	41,159	6,372,648
R1 RCM, Inc. (a)	58,157	829,319
Tenet Healthcare Corp. (a)	35,262	5,466,315
UnitedHealth Group, Inc.	317,996	179,508,742
Universal Health Services, Inc. Class B	21,459	4,384,288
		364,928,918
Health Care Technology - 0.0%
Certara, Inc. (a)	44,589	454,808
Doximity, Inc. Class A (a)	42,070	1,756,002
		2,210,810
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. Class A (a)	12,733	204,110
Agilent Technologies, Inc.	108,623	14,154,663
Avantor, Inc. (a)	251,490	5,625,831
Azenta, Inc. (a)	19,648	807,336
Bio-Rad Laboratories, Inc. Class A (a)	7,158	2,563,924
Bio-Techne Corp.	57,591	4,247,336
Bruker Corp.	14,815	838,677
Charles River Laboratories International, Inc. (a)	18,938	3,381,948
Danaher Corp.	239,471	58,828,446
Fortrea Holdings, Inc. (a)	29,815	501,488
Illumina, Inc. (a)	59,070	8,514,350
IQVIA Holdings, Inc. (a)	59,288	12,202,656
Mettler-Toledo International, Inc. (a)	7,825	10,107,944
QIAGEN NV	82,846	3,487,817
Revvity, Inc.	45,619	5,409,957
Sotera Health Co. (a)	55,847	875,122
Thermo Fisher Scientific, Inc.	141,678	77,401,525
Waters Corp. (a)	8,523	2,753,867
West Pharmaceutical Services, Inc.	10,579	3,257,591
		215,164,588
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	752,489	41,966,312
Catalent, Inc. (a)	67,104	3,932,294
Elanco Animal Health, Inc. (a)	182,523	2,307,091
Jazz Pharmaceuticals PLC (a)	22,823	2,511,215
Johnson & Johnson	894,980	143,071,503
Organon & Co.	95,382	1,791,274
Perrigo Co. PLC	50,244	1,287,754
Pfizer, Inc.	2,103,421	59,526,814
Royalty Pharma PLC Class A	145,107	3,917,889
Viatris, Inc.	440,075	5,104,870
Zoetis, Inc. Class A	29,691	5,308,157
		270,725,173
TOTAL HEALTH CARE		1,386,921,341
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	26,906	3,275,806
Curtiss-Wright Corp.	14,143	4,878,769
GE Aerospace	317,025	54,458,555
General Dynamics Corp.	101,285	29,535,719
Hexcel Corp.	30,168	1,770,560
Howmet Aerospace, Inc.	141,100	14,070,492
Huntington Ingalls Industries, Inc.	14,642	2,708,184
L3Harris Technologies, Inc.	70,230	17,379,818
Loar Holdings, Inc. (b)	389	33,524
Lockheed Martin Corp.	53,856	29,408,069
Northrop Grumman Corp.	51,173	26,048,080
RTX Corp.	493,314	59,686,061
Spirit AeroSystems Holdings, Inc. Class A (a)	37,614	1,217,565
Textron, Inc.	69,295	5,572,704
The Boeing Co. (a)	213,307	31,848,868
TransDigm Group, Inc.	16,113	20,983,960
Woodward, Inc.	22,288	3,657,238
		306,533,972
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	43,056	4,436,490
Expeditors International of Washington, Inc.	43,813	5,213,747
FedEx Corp.	83,971	22,995,458
GXO Logistics, Inc. (a)	43,521	2,602,991
United Parcel Service, Inc. Class B	270,434	36,254,382
		71,503,068
Building Products - 1.2%
A.O. Smith Corp.	44,561	3,346,531
Advanced Drain Systems, Inc.	16,142	2,419,363
Allegion PLC	32,428	4,527,922
Armstrong World Industries, Inc.	10,679	1,490,254
Builders FirstSource, Inc. (a)	40,449	6,932,959
Carlisle Companies, Inc.	14,764	6,233,804
Carrier Global Corp.	311,160	22,627,555
Fortune Brands Innovations, Inc.	45,654	3,804,348
Hayward Holdings, Inc. (a)	52,854	859,406
Johnson Controls International PLC	247,550	18,702,403
Masco Corp.	81,598	6,520,496
Owens Corning	31,988	5,655,159
Simpson Manufacturing Co. Ltd.	14,236	2,559,490
The AZEK Co., Inc. Class A, (a)	15,861	697,884
Trane Technologies PLC	55,344	20,486,135
		106,863,709
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,541	1,346,203
Clean Harbors, Inc. (a)	18,879	4,365,958
Copart, Inc. (a)	21,998	1,132,237
MSA Safety, Inc.	13,721	2,277,000
RB Global, Inc.	67,892	5,753,168
Republic Services, Inc.	76,119	15,071,562
Stericycle, Inc. (a)	34,175	2,100,737
Tetra Tech, Inc.	77,558	3,791,035
Veralto Corp.	50,371	5,147,412
Vestis Corp.	48,742	658,992
		41,644,304
Construction & Engineering - 0.4%
AECOM	50,325	5,374,710
API Group Corp. (a)	84,322	2,878,753
EMCOR Group, Inc.	10,429	4,652,064
MasTec, Inc. (a)	23,230	2,854,735
MDU Resources Group, Inc.	75,301	2,172,434
Quanta Services, Inc.	37,382	11,275,533
Valmont Industries, Inc.	7,379	2,299,887
Willscot Holdings Corp. (a)	48,341	1,602,021
		33,110,137
Electrical Equipment - 1.6%
Acuity Brands, Inc.	11,416	3,432,677
AMETEK, Inc.	85,615	15,696,654
Eaton Corp. PLC	148,104	49,108,324
Emerson Electric Co.	211,959	22,948,801
GE Vernova LLC	101,065	30,487,268
Generac Holdings, Inc. (a)	11,133	1,843,068
Hubbell, Inc.	19,854	8,478,254
nVent Electric PLC	61,246	4,567,114
Regal Rexnord Corp.	24,612	4,098,882
Rockwell Automation, Inc.	38,592	10,292,872
Sensata Technologies PLC	55,402	1,902,505
		152,856,419
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	3,869	321,127
CSX Corp.	724,776	24,381,465
J.B. Hunt Transport Services, Inc.	30,399	5,490,667
Knight-Swift Transportation Holdings, Inc.	58,015	3,021,421
Landstar System, Inc.	13,187	2,317,879
Lyft, Inc. (a)	41,626	539,889
Norfolk Southern Corp.	83,821	20,991,293
Ryder System, Inc.	15,774	2,307,421
Saia, Inc. (a)	4,085	1,995,972
Schneider National, Inc. Class B	17,403	492,157
U-Haul Holding Co. (a)(b)	1,875	137,494
U-Haul Holding Co. Class N	20,797	1,419,603
Union Pacific Corp.	117,917	27,364,998
		90,781,386
Industrial Conglomerates - 0.7%
3M Co.	166,863	21,436,890
Honeywell International, Inc.	204,284	42,017,133
		63,454,023
Machinery - 3.5%
AGCO Corp.	23,074	2,303,708
Allison Transmission Holdings, Inc.	32,404	3,462,691
Caterpillar, Inc.	155,643	58,552,897
CNH Industrial NV Class A	323,677	3,634,893
Crane Co.	18,131	2,851,644
Cummins, Inc.	50,667	16,668,430
Deere & Co.	93,554	37,860,368
Donaldson Co., Inc.	44,518	3,256,937
Dover Corp.	50,849	9,627,241
ESAB Corp.	20,964	2,579,411
Flowserve Corp.	48,684	2,562,726
Fortive Corp.	130,487	9,320,686
Gates Industrial Corp. PLC (a)	75,979	1,470,194
Graco, Inc.	62,017	5,051,285
IDEX Corp.	28,088	6,028,808
Illinois Tool Works, Inc.	68,650	17,926,575
Ingersoll Rand, Inc.	149,664	14,367,744
ITT, Inc.	30,547	4,280,246
Lincoln Electric Holdings, Inc.	14,753	2,840,838
Middleby Corp. (a)	19,742	2,560,537
Nordson Corp.	21,038	5,215,110
Oshkosh Corp.	24,184	2,472,572
Otis Worldwide Corp.	149,821	14,712,422
PACCAR, Inc.	190,762	19,892,661
Parker Hannifin Corp.	47,452	30,087,890
Pentair PLC	61,216	6,067,730
RBC Bearings, Inc. (a)	10,537	2,954,048
Snap-On, Inc.	19,183	6,332,884
Stanley Black & Decker, Inc.	56,985	5,296,186
Timken Co.	23,957	1,988,431
Toro Co.	38,716	3,115,864
Westinghouse Air Brake Tech Co.	64,868	12,193,887
Xylem, Inc.	89,610	10,912,706
		328,450,250
Marine Transportation - 0.0%
Kirby Corp. (a)	21,507	2,468,143
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	46,522	2,228,869
American Airlines Group, Inc. (a)(b)	225,215	3,017,881
Delta Air Lines, Inc.	238,880	13,668,714
Southwest Airlines Co. (b)	221,537	6,774,601
United Airlines Holdings, Inc. (a)	121,389	9,499,903
		35,189,968
Professional Services - 0.9%
Amentum Holdings, Inc.	46,224	1,374,702
Automatic Data Processing, Inc.	10,980	3,175,855
Broadridge Financial Solutions, Inc.	3,777	796,418
CACI International, Inc. (a)	8,184	4,522,151
Clarivate PLC (a)(b)	151,336	998,818
Concentrix Corp.	17,431	740,992
Dayforce, Inc. (a)(b)	49,926	3,542,250
Dun & Bradstreet Holdings, Inc.	112,125	1,333,166
Equifax, Inc.	36,398	9,646,198
FTI Consulting, Inc. (a)	13,038	2,543,453
Genpact Ltd.	65,126	2,485,859
Jacobs Solutions, Inc.	46,225	6,498,311
KBR, Inc.	45,100	3,022,151
Leidos Holdings, Inc.	49,989	9,155,985
ManpowerGroup, Inc.	17,473	1,098,178
Parsons Corp. (a)	16,961	1,834,502
Paychex, Inc.	76,450	10,651,779
Paycom Software, Inc.	6,986	1,460,284
Paycor HCM, Inc. (a)	24,297	366,642
Robert Half, Inc.	37,508	2,554,670
Science Applications International Corp.	18,944	2,733,430
SS&C Technologies Holdings, Inc.	79,685	5,572,372
TransUnion	67,851	6,873,306
		82,981,472
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	38,665	1,714,793
Core & Main, Inc. Class A (a)	24,398	1,080,343
Fastenal Co.	33,328	2,605,583
Ferguson Enterprises, Inc.	69,996	13,771,013
MSC Industrial Direct Co., Inc. Class A	17,012	1,345,139
SiteOne Landscape Supply, Inc. (a)	10,432	1,457,768
United Rentals, Inc.	18,677	15,180,666
W.W. Grainger, Inc.	2,114	2,344,912
Watsco, Inc.	12,822	6,064,934
WESCO International, Inc.	16,169	3,103,963
		48,669,114
TOTAL INDUSTRIALS		1,364,505,965
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.2%
Ciena Corp. (a)	53,365	3,389,211
Cisco Systems, Inc.	1,504,289	82,389,909
F5, Inc. (a)	21,657	5,065,139
Juniper Networks, Inc.	120,759	4,697,525
Lumentum Holdings, Inc. (a)	24,742	1,580,272
Motorola Solutions, Inc.	32,029	14,392,231
Ubiquiti, Inc.	853	226,634
		111,740,921
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	182,709	12,245,157
Arrow Electronics, Inc. (a)	19,685	2,336,019
Avnet, Inc.	33,286	1,804,434
CDW Corp.	24,760	4,660,575
Cognex Corp.	60,286	2,425,306
Coherent Corp. (a)	49,013	4,530,762
Corning, Inc.	284,237	13,526,839
Crane NXT Co.	18,170	986,086
IPG Photonics Corp. (a)	10,233	828,464
Jabil, Inc.	37,609	4,629,292
Keysight Technologies, Inc. (a)	64,617	9,628,579
Littelfuse, Inc.	9,048	2,213,412
TD SYNNEX Corp.	27,943	3,223,225
Teledyne Technologies, Inc. (a)	17,166	7,816,023
Trimble, Inc. (a)	90,300	5,463,150
Vontier Corp.	57,254	2,122,978
Zebra Technologies Corp. Class A (a)	14,906	5,693,645
		84,133,946
IT Services - 2.1%
Accenture PLC Class A	232,790	80,270,648
Akamai Technologies, Inc. (a)	55,823	5,642,589
Amdocs Ltd.	42,466	3,726,179
Cognizant Technology Solutions Corp. Class A	184,583	13,768,046
DXC Technology Co. (a)	66,307	1,316,857
EPAM Systems, Inc. (a)	19,301	3,641,134
Globant SA (a)	3,867	811,645
IBM Corp.	340,348	70,356,739
Kyndryl Holdings, Inc. (a)	84,290	1,929,398
Okta, Inc. Class A (a)	32,722	2,352,385
Twilio, Inc. Class A (a)	50,767	4,094,359
VeriSign, Inc. (a)	29,311	5,183,357
		193,093,336
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	203,059	29,254,710
Allegro MicroSystems LLC (a)	45,539	949,033
Amkor Technology, Inc.	41,798	1,063,759
Analog Devices, Inc.	183,821	41,012,303
Applied Materials, Inc.	25,001	4,539,682
Astera Labs, Inc. (a)	7,759	544,371
Cirrus Logic, Inc. (a)	19,933	2,189,042
First Solar, Inc. (a)	39,536	7,688,961
GlobalFoundries, Inc. (a)	36,455	1,330,608
Intel Corp.	1,580,949	34,022,022
Lattice Semiconductor Corp. (a)	6,766	342,766
MACOM Technology Solutions Holdings, Inc. (a)	20,682	2,324,657
Marvell Technology, Inc.	292,412	23,425,125
Microchip Technology, Inc.	196,648	14,428,064
Micron Technology, Inc.	408,957	40,752,565
MKS Instruments, Inc.	23,324	2,316,773
ON Semiconductor Corp. (a)	159,202	11,222,149
Onto Innovation, Inc. (a)	13,491	2,675,670
Qorvo, Inc. (a)	35,092	2,500,656
Qualcomm, Inc.	25,687	4,181,073
Skyworks Solutions, Inc.	59,557	5,216,002
Teradyne, Inc.	5,154	547,406
Texas Instruments, Inc.	296,826	60,303,170
Universal Display Corp.	8,578	1,546,785
Wolfspeed, Inc. (a)(b)	46,147	614,217
		294,991,569
Software - 1.1%
ANSYS, Inc. (a)	32,352	10,365,904
Aspen Technology, Inc. (a)	9,971	2,340,493
Bill Holdings, Inc. (a)	28,516	1,664,194
CCC Intelligent Solutions Holdings, Inc. Class A (a)	167,635	1,745,080
Dolby Laboratories, Inc. Class A	21,670	1,579,743
DoubleVerify Holdings, Inc. (a)	23,424	399,379
Dropbox, Inc. Class A (a)	62,081	1,604,794
Fair Isaac Corp. (a)	1,355	2,700,664
Fortinet, Inc. (a)	43,069	3,387,808
Gen Digital, Inc.	201,570	5,867,703
Guidewire Software, Inc. (a)	16,539	3,080,554
HashiCorp, Inc. Class A (a)	11,402	386,072
Informatica, Inc. Class A (a)(b)	23,984	654,763
MicroStrategy, Inc. Class A (a)(b)	54,412	13,303,734
nCino, Inc. (a)	11,656	434,769
Nutanix, Inc. Class A (a)	64,470	4,003,587
PTC, Inc. (a)	17,251	3,197,128
Roper Technologies, Inc.	39,605	21,296,797
Salesforce, Inc.	52,877	15,406,771
SentinelOne, Inc. Class A (a)	85,490	2,204,787
Tyler Technologies, Inc. (a)	2,358	1,427,981
UiPath, Inc. Class A (a)	23,211	286,888
Unity Software, Inc. (a)(b)	61,314	1,231,185
Zoom Video Communications, Inc. Class A (a)	97,777	7,307,853
		105,878,631
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. Class C	84,882	10,493,962
Hewlett Packard Enterprise Co.	481,164	9,377,886
HP, Inc.	274,925	9,765,336
NetApp, Inc.	42,174	4,863,084
Pure Storage, Inc. Class A (a)	14,568	729,128
Western Digital Corp. (a)	120,989	7,901,792
		43,131,188
TOTAL INFORMATION TECHNOLOGY		832,969,591
MATERIALS - 4.5%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	82,331	25,566,245
Albemarle Corp. (b)	43,496	4,120,376
Ashland, Inc.	18,515	1,565,814
Axalta Coating Systems Ltd. (a)	81,659	3,096,509
Celanese Corp.	30,134	3,795,980
CF Industries Holdings, Inc.	67,586	5,557,597
Corteva, Inc.	259,413	15,803,440
Dow, Inc.	261,007	12,888,526
DuPont de Nemours, Inc.	155,088	12,870,753
Eastman Chemical Co.	43,360	4,556,702
Ecolab, Inc.	12,223	3,003,558
Element Solutions, Inc.	82,972	2,248,541
FMC Corp.	46,166	3,000,328
Huntsman Corp.	60,581	1,332,782
International Flavors & Fragrances, Inc.	94,821	9,428,052
Linde PLC	178,254	81,310,562
LyondellBasell Industries NV Class A	96,533	8,383,891
NewMarket Corp.	2,494	1,309,275
Olin Corp.	43,482	1,784,066
PPG Industries, Inc.	86,665	10,790,659
RPM International, Inc.	36,479	4,636,846
Sherwin-Williams Co.	7,742	2,777,597
The Chemours Co. LLC	51,182	929,465
The Mosaic Co.	118,619	3,174,244
The Scotts Miracle-Gro Co.	15,746	1,369,587
Westlake Corp.	12,431	1,640,146
		226,941,541
Construction Materials - 0.5%
CRH PLC	254,820	24,317,473
Eagle Materials, Inc.	2,997	855,524
Martin Marietta Materials, Inc.	21,460	12,711,616
Vulcan Materials Co.	36,412	9,974,339
		47,858,952
Containers & Packaging - 0.7%
Amcor PLC	533,309	5,935,729
Aptargroup, Inc.	24,474	4,109,429
Avery Dennison Corp.	18,508	3,831,711
Ball Corp.	113,828	6,744,309
Berry Global Group, Inc.	42,462	2,991,448
Crown Holdings, Inc.	43,350	4,055,393
Graphic Packaging Holding Co.	110,111	3,111,737
International Paper Co.	128,453	7,134,280
Packaging Corp. of America	32,871	7,525,487
Sealed Air Corp.	51,023	1,846,012
Silgan Holdings, Inc.	30,727	1,589,815
Smurfit Westrock PLC	191,685	9,871,778
Sonoco Products Co.	36,308	1,906,896
		60,654,024
Metals & Mining - 0.9%
Alcoa Corp.	92,899	3,724,321
ATI, Inc. (a)	45,747	2,411,324
Cleveland-Cliffs, Inc. (a)(b)	114,964	1,492,233
Freeport-McMoRan, Inc.	530,860	23,899,317
MP Materials Corp. (a)(b)	48,558	873,558
Newmont Corp.	428,154	19,455,318
Nucor Corp.	88,893	12,608,583
Reliance, Inc.	21,173	6,062,677
Royal Gold, Inc.	24,348	3,556,269
Steel Dynamics, Inc.	55,109	7,191,725
United States Steel Corp.	82,609	3,209,360
		84,484,685
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	7,213	713,366
TOTAL MATERIALS		420,652,568
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Agree Realty Corp.	36,718	2,726,312
Alexandria Real Estate Equities, Inc.	64,230	7,164,857
American Homes 4 Rent Class A	125,182	4,411,414
Americold Realty Trust	105,351	2,705,414
AvalonBay Communities, Inc.	52,603	11,657,351
Brixmor Property Group, Inc.	111,094	2,993,983
BXP, Inc.	58,227	4,690,767
Camden Property Trust (SBI)	38,364	4,442,168
Cousins Properties, Inc.	56,159	1,720,150
Crown Castle, Inc.	161,225	17,330,075
CubeSmart	82,955	3,968,567
Digital Realty Trust, Inc.	119,766	21,345,894
EastGroup Properties, Inc.	17,926	3,070,365
EPR Properties	27,700	1,256,749
Equinix, Inc.	33,269	30,210,914
Equity Lifestyle Properties, Inc.	68,322	4,790,739
Equity Residential (SBI)	140,066	9,856,444
Essex Property Trust, Inc.	23,671	6,719,250
Extra Space Storage, Inc.	77,557	12,665,058
Federal Realty Investment Trust (SBI)	30,556	3,386,827
First Industrial Realty Trust, Inc.	48,961	2,569,963
Gaming & Leisure Properties	96,573	4,846,999
Healthcare Realty Trust, Inc.	140,957	2,421,641
Healthpeak Properties, Inc.	259,042	5,815,493
Highwoods Properties, Inc. (SBI)	38,663	1,296,757
Host Hotels & Resorts, Inc.	258,424	4,455,230
Invitation Homes, Inc.	226,921	7,127,589
Iron Mountain, Inc.	46,317	5,730,802
Kilroy Realty Corp.	43,329	1,742,692
Kimco Realty Corp.	244,252	5,793,657
Lamar Advertising Co. Class A	24,149	3,187,668
Lineage, Inc. (b)	22,845	1,691,444
Medical Properties Trust, Inc. (b)	220,069	1,018,919
Mid-America Apartment Communities, Inc.	43,058	6,516,398
National Storage Affiliates Trust	25,479	1,073,940
NNN (REIT), Inc.	67,198	2,919,081
Omega Healthcare Investors, Inc.	91,476	3,884,986
Park Hotels & Resorts, Inc.	76,992	1,069,419
Prologis, Inc.	342,795	38,715,267
Public Storage Operating Co.	49,735	16,365,799
Rayonier, Inc.	54,769	1,710,436
Realty Income Corp.	323,233	19,190,343
Regency Centers Corp.	68,154	4,868,922
Rexford Industrial Realty, Inc.	79,950	3,429,056
SBA Communications Corp. Class A	39,792	9,131,070
Simon Property Group, Inc.	89,266	15,096,666
STAG Industrial, Inc.	67,088	2,501,041
Sun Communities, Inc.	45,732	6,067,722
UDR, Inc.	121,719	5,135,325
Ventas, Inc.	149,542	9,793,506
VICI Properties, Inc.	386,599	12,278,384
Vornado Realty Trust	64,975	2,690,615
Welltower, Inc.	223,634	30,163,754
Weyerhaeuser Co.	270,310	8,422,860
WP Carey, Inc.	80,341	4,476,601
		410,313,343
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	113,429	14,855,796
CoStar Group, Inc. (a)	150,510	10,955,623
Howard Hughes Holdings, Inc. (a)	11,476	872,635
Jones Lang LaSalle, Inc. (a)	12,087	3,275,094
Seaport Entertainment Group, Inc. (b)	3,013	81,803
Zillow Group, Inc.:
Class A (a)	17,431	1,011,870
Class C (a)	58,805	3,533,592
		34,586,413
TOTAL REAL ESTATE		444,899,756
UTILITIES - 4.8%
Electric Utilities - 3.2%
Alliant Energy Corp.	95,009	5,700,540
American Electric Power Co., Inc.	195,597	19,315,204
Avangrid, Inc.	26,299	939,137
Constellation Energy Corp.	98,232	25,831,087
Duke Energy Corp.	286,230	32,993,732
Edison International	141,073	11,624,415
Entergy Corp.	79,053	12,235,823
Evergy, Inc.	82,573	4,990,712
Eversource Energy	130,238	8,576,172
Exelon Corp.	371,067	14,582,933
FirstEnergy Corp.	213,499	8,930,663
IDACORP, Inc.	18,746	1,939,836
NextEra Energy, Inc.	762,847	60,455,625
NRG Energy, Inc.	45,495	4,112,748
OGE Energy Corp.	74,113	2,963,779
PG&E Corp.	792,776	16,029,931
Pinnacle West Capital Corp.	42,095	3,696,362
PPL Corp.	273,866	8,917,077
Southern Co.	406,242	36,980,209
Xcel Energy, Inc.	206,261	13,780,297
		294,596,282
Gas Utilities - 0.1%
Atmos Energy Corp.	55,779	7,741,010
National Fuel Gas Co.	33,774	2,044,340
UGI Corp.	77,795	1,860,078
		11,645,428
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	50,099	1,532,027
Clearway Energy, Inc.:
Class A	12,249	326,313
Class C	30,917	877,424
The AES Corp.	262,946	4,335,980
		7,071,744
Multi-Utilities - 1.3%
Ameren Corp.	98,664	8,594,621
CenterPoint Energy, Inc.	234,900	6,936,597
CMS Energy Corp.	110,361	7,682,229
Consolidated Edison, Inc.	128,434	13,059,169
Dominion Energy, Inc.	310,811	18,502,579
DTE Energy Co.	76,662	9,522,954
NiSource, Inc.	166,297	5,847,003
Public Service Enterprise Group, Inc.	184,931	16,534,681
Sempra	234,960	19,588,615
WEC Energy Group, Inc.	117,288	11,204,523
		117,472,971
Water Utilities - 0.1%
American Water Works Co., Inc.	72,327	9,989,082
Essential Utilities, Inc.	93,360	3,603,696
		13,592,778
TOTAL UTILITIES		444,379,203
TOTAL COMMON STOCKS (Cost $7,333,118,182)		9,254,424,286

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $1,396,099)	1,400,000	1,396,413

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	21,638,371	21,642,699
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	64,372,828	64,379,265
TOTAL MONEY MARKET FUNDS (Cost $86,021,964)		86,021,964

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,420,536,245)	9,341,842,663
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(56,018,366)
NET ASSETS - 100.0%	9,285,824,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	51	Dec 2024	14,633,175	(177,599)	(177,599)
CME E-mini S&P MidCap 400 Index Contracts (United States)	51	Dec 2024	15,879,360	(68,412)	(68,412)

TOTAL FUTURES CONTRACTS					(246,011)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,396,413.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	70,417,559	377,681,857	426,457,086	485,159	369	-	21,642,699	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	43,309,594	154,236,684	133,167,013	319,335	-	-	64,379,265	0.3%
Total	113,727,153	531,918,541	559,624,099	804,494	369	-	86,021,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	398,630,593	398,630,593	-	-
Consumer Discretionary	566,744,569	566,744,569	-	-
Consumer Staples	727,266,430	727,266,430	-	-
Energy	632,619,292	632,619,292	-	-
Financials	2,034,834,978	2,034,834,978	-	-
Health Care	1,386,921,341	1,386,921,341	-	-
Industrials	1,364,505,965	1,364,505,965	-	-
Information Technology	832,969,591	832,969,591	-	-
Materials	420,652,568	420,652,568	-	-
Real Estate	444,899,756	444,899,756	-	-
Utilities	444,379,203	444,379,203	-	-

U.S. Government and Government Agency Obligations	1,396,413	-	1,396,413	-

Money Market Funds	86,021,964	86,021,964	-	-
Total Investments in Securities:	9,341,842,663	9,340,446,250	1,396,413	-
Derivative Instruments: Liabilities
Futures Contracts	(246,011)	(246,011)	-	-
Total Liabilities	(246,011)	(246,011)	-	-
Total Derivative Instruments:	(246,011)	(246,011)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(246,011)
Total Equity Risk	0	(246,011)
Total Value of Derivatives	0	(246,011)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,917,585) - See accompanying schedule:
Unaffiliated issuers (cost $7,334,514,281)	$9,255,820,699
Fidelity Central Funds (cost $86,021,964)	86,021,964

Total Investment in Securities (cost $7,420,536,245)		$9,341,842,663
Segregated cash with brokers for derivative instruments		263,275
Receivable for fund shares sold		8,142,550
Dividends receivable		7,993,418
Distributions receivable from Fidelity Central Funds		57,172
Other receivables		540,204
Total assets		9,358,839,282
Liabilities
Payable for investments purchased	$1,741,613
Payable for fund shares redeemed	6,136,275
Accrued management fee	268,334
Payable for daily variation margin on futures contracts	490,680
Collateral on securities loaned	64,378,083
Total liabilities		73,014,985
Net Assets		$9,285,824,297
Net Assets consist of:
Paid in capital		$7,313,048,409
Total accumulated earnings (loss)		1,972,775,888
Net Assets		$9,285,824,297
Net Asset Value, offering price and redemption price per share ($9,285,824,297 ÷ 499,243,461 shares)		$18.60
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$89,245,640
Interest		42,644
Income from Fidelity Central Funds (including $319,335 from security lending)		804,494
Total income		90,092,778
Expenses
Management fee	$1,462,642
Independent trustees' fees and expenses	8,781
Total expenses before reductions	1,471,423
Expense reductions	(2,129)
Total expenses after reductions		1,469,294
Net Investment income (loss)		88,623,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	57,484,849
Redemptions in-kind	7,241,395
Fidelity Central Funds	369
Foreign currency transactions	2,263
Futures contracts	2,905,285
Total net realized gain (loss)		67,634,161
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	673,482,407
Futures contracts	(433,343)
Total change in net unrealized appreciation (depreciation)		673,049,064
Net gain (loss)		740,683,225
Net increase (decrease) in net assets resulting from operations		$829,306,709
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,623,484	$152,911,436
Net realized gain (loss)	67,634,161	96,605,974
Change in net unrealized appreciation (depreciation)	673,049,064	604,003,788
Net increase (decrease) in net assets resulting from operations	829,306,709	853,521,198
Distributions to shareholders	(23,572,145)	(131,573,825)

Share transactions
Proceeds from sales of shares	1,915,600,995	3,471,142,691
Reinvestment of distributions	19,338,863	111,440,014
Cost of shares redeemed	(1,135,193,602)	(2,610,421,200)

Net increase (decrease) in net assets resulting from share transactions	799,746,256	972,161,505
Total increase (decrease) in net assets	1,605,480,820	1,694,108,878

Net Assets
Beginning of period	7,680,343,477	5,986,234,599
End of period	$9,285,824,297	$7,680,343,477

Other Information
Shares
Sold	105,981,841	218,880,611
Issued in reinvestment of distributions	1,125,007	7,090,273
Redeemed	(63,220,248)	(165,204,513)
Net increase (decrease)	43,886,600	60,766,371

Financial Highlights
Fidelity® Large Cap Value Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.87	$15.17	$15.30	$15.35	$10.77	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.34	.30	.28	.33
Net realized and unrealized gain (loss)	1.59	1.66	(.17)	(.10)	4.60	(1.64)
Total from investment operations	1.78	2.02	.17	.20	4.88	(1.31)
Distributions from net investment income	(.05)	(.32)	(.30)	(.25)	(.30)	(.28)
Distributions from net realized gain	-	-	-	-	-	(.22)
Total distributions	(.05)	(.32)	(.30)	(.25)	(.30)	(.50)
Net asset value, end of period	$18.60	$16.87	$15.17	$15.30	$15.35	$10.77
Total Return C,D	10.58%	13.49%	1.18%	1.27%	45.93%	(11.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03 % G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G,H	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	2.10% G	2.30%	2.28%	1.90%	2.24%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$9,285,824	$7,680,343	$5,986,235	$5,307,593	$3,689,832	$2,298,504
Portfolio turnover rate I	27 % G,J	27% J	16%	16%	31%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,220,099,790
Gross unrealized depreciation	(378,335,513)
Net unrealized appreciation (depreciation)	$1,841,764,277
Tax cost	$7,499,832,375

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	(22,865,754)
Total capital loss carryforward	$(22,865,754)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	2,015,074,394	1,127,362,500

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	813,008	7,241,395	15,113,821

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	14,708,782	105,591,637	229,471,197
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	13,920,000	5.58%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Value Index Fund	34,407	1,346	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,129.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9879610.108
LC2-I-SANN-1224
Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Growth Index Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	531	15,574
Entertainment - 1.6%
Liberty Media Corp. Liberty Formula One:
Class A (a)	756	56,125
Class C (a)	3,646	291,097
Live Nation Entertainment, Inc. (a)	8,553	1,001,898
Madison Square Garden Sports Corp. (a)	71	15,812
Netflix, Inc. (a)	23,165	17,513,435
Roblox Corp. Class A (a)	27,694	1,432,334
Roku, Inc. Class A (a)	972	62,286
Spotify Technology SA (a)	7,956	3,063,856
TKO Group Holdings, Inc. (a)	551	64,340
		23,501,183
Interactive Media & Services - 11.3%
Alphabet, Inc.:
Class A	318,463	54,492,204
Class C	266,401	46,004,789
Meta Platforms, Inc. Class A	118,621	67,326,907
Pinterest, Inc. Class A (a)	32,577	1,035,623
TripAdvisor, Inc. Class A (a)	279	4,475
Trump Media & Technology Group (a)(b)	2,018	71,316
		168,935,314
Media - 0.2%
Liberty Broadband Corp.:
Class A (a)	192	15,404
Class C (a)	1,490	120,422
Nexstar Media Group, Inc.	669	117,690
The Trade Desk, Inc. Class A (a)	23,932	2,876,866
		3,130,382
TOTAL COMMUNICATION SERVICES		195,582,453
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 2.5%
Tesla, Inc. (a)	150,470	37,594,930
Broadline Retail - 6.4%
Amazon.com, Inc. (a)	502,932	93,746,525
Coupang, Inc. Class A (a)	62,706	1,617,188
Etsy, Inc. (a)	4,045	208,075
		95,571,788
Distributors - 0.1%
Pool Corp.	2,026	732,683
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	487	65,000
Duolingo, Inc. Class A (a)	1,974	578,323
Grand Canyon Education, Inc. (a)	538	73,765
H&R Block, Inc.	1,483	88,580
		805,668
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	23,667	3,190,075
Booking Holdings, Inc.	1,732	8,099,265
Cava Group, Inc. (a)	4,055	541,586
Chipotle Mexican Grill, Inc. (a)	73,959	4,124,693
Choice Hotels International, Inc. (b)	1,271	177,317
Churchill Downs, Inc.	3,745	524,675
Darden Restaurants, Inc.	3,379	540,708
Domino's Pizza, Inc.	650	268,925
Doordash, Inc. (a)	16,396	2,569,253
Draftkings Holdings, Inc. Class A (a)	24,553	867,212
Dutch Bros, Inc. Class A (a)	2,471	81,840
Expedia Group, Inc. Class A (a)	6,851	1,070,880
Hilton Worldwide Holdings, Inc.	6,829	1,603,791
Hyatt Hotels Corp. Class A	370	53,817
Las Vegas Sands Corp.	19,160	993,446
Light & Wonder, Inc. Class A (a)	4,940	463,273
McDonald's Corp.	2,494	728,522
Norwegian Cruise Line Holdings Ltd. (a)	23,010	583,073
Planet Fitness, Inc. (a)	2,526	198,342
Royal Caribbean Cruises Ltd.	4,458	919,908
Starbucks Corp.	47,607	4,651,204
Texas Roadhouse, Inc.	3,596	687,268
Vail Resorts, Inc.	1,708	282,999
Wendy's Co.	4,426	84,581
Wingstop, Inc.	1,606	462,030
Wyndham Hotels & Resorts, Inc.	328	28,969
Wynn Resorts Ltd.	466	44,745
Yum! Brands, Inc.	5,853	767,679
		34,610,076
Household Durables - 0.1%
SharkNinja, Inc.	678	62,518
Tempur Sealy International, Inc.	9,173	439,478
TopBuild Corp. (a)	147	51,947
		553,943
Leisure Products - 0.0%
Hasbro, Inc.	6,643	435,980
YETI Holdings, Inc. (a)	1,464	51,547
		487,527
Specialty Retail - 2.2%
AutoZone, Inc. (a)	843	2,536,587
Burlington Stores, Inc. (a)	3,442	852,824
CarMax, Inc. (a)	545	39,447
Carvana Co. Class A (a)	2,033	502,781
Dick's Sporting Goods, Inc.	256	50,112
Five Below, Inc. (a)	2,314	219,344
Floor & Decor Holdings, Inc. Class A (a)	2,035	209,707
Murphy U.S.A., Inc.	1,014	495,288
O'Reilly Automotive, Inc. (a)	2,887	3,329,115
RH (a)	170	54,069
Ross Stores, Inc.	4,086	570,896
The Home Depot, Inc.	42,848	16,871,400
TJX Companies, Inc.	36,257	4,098,129
Tractor Supply Co.	5,844	1,551,640
Ulta Beauty, Inc. (a)	2,247	829,098
Valvoline, Inc. (a)	6,910	278,335
Williams-Sonoma, Inc.	4,047	542,824
		33,031,596
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	587	63,290
Deckers Outdoor Corp. (a)	8,213	1,321,390
lululemon athletica, Inc. (a)	6,535	1,946,777
NIKE, Inc. Class B	40,246	3,104,174
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	564	34,663
		6,470,294
TOTAL CONSUMER DISCRETIONARY		209,858,505
CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	89	25,905
Celsius Holdings, Inc. (a)(b)	9,429	283,624
Monster Beverage Corp. (a)	31,069	1,636,715
PepsiCo, Inc.	58,795	9,764,674
The Coca-Cola Co.	120,397	7,863,128
		19,574,046
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	347	136,725
Costco Wholesale Corp.	23,999	20,979,446
Performance Food Group Co. (a)	1,229	99,856
Sysco Corp.	16,756	1,255,862
		22,471,889
Food Products - 0.0%
Freshpet, Inc. (a)	828	109,743
Lamb Weston Holdings, Inc.	2,471	191,972
Pilgrim's Pride Corp. (a)	186	9,010
The Hershey Co.	1,080	191,786
		502,511
Household Products - 0.6%
Colgate-Palmolive Co.	24,164	2,264,408
Kimberly-Clark Corp.	7,482	1,003,935
Procter & Gamble Co.	28,485	4,705,152
The Clorox Co.	6,726	1,066,407
		9,039,902
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	2,878	302,910
Estee Lauder Companies, Inc. Class A	4,560	314,366
		617,276
TOTAL CONSUMER STAPLES		52,205,624
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	3,843	303,597
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream GP LP	7,236	103,981
Cheniere Energy, Inc.	6,344	1,214,115
Civitas Resources, Inc.	1,578	76,991
EQT Corp.	2,029	74,140
Hess Corp.	9,785	1,315,887
Matador Resources Co.	430	22,407
New Fortress Energy, Inc. Class A (b)	1,658	13,944
Permian Resource Corp. Class A	7,820	106,587
Targa Resources Corp.	11,892	1,985,488
Texas Pacific Land Corp. (b)	1,017	1,185,822
Viper Energy, Inc. Class A (b)	1,507	78,213
		6,177,575
TOTAL ENERGY		6,481,172
FINANCIALS - 6.6%
Banks - 0.2%
Nu Holdings Ltd. Class A (a)	172,335	2,600,535
Popular, Inc.	356	31,766
		2,632,301
Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,951	2,526,495
Ares Management Corp. Class A,	9,924	1,664,056
Blackstone, Inc.	38,213	6,410,231
Blue Owl Capital, Inc. Class A	27,208	608,371
Charles Schwab Corp.	8,026	568,482
Coinbase Global, Inc. Class A (a)	8,978	1,609,307
FactSet Research Systems, Inc.	721	327,377
Goldman Sachs Group, Inc.	4,596	2,379,763
Houlihan Lokey Class A	240	41,465
Jefferies Financial Group, Inc.	2,662	170,315
KKR & Co., Inc. Class A	10,519	1,454,147
Lazard, Inc. Class A	5,501	291,498
LPL Financial	4,033	1,138,032
Moody's Corp.	8,558	3,885,674
Morgan Stanley	3,683	428,149
Morningstar, Inc.	1,431	469,440
MSCI, Inc.	2,409	1,376,021
TPG, Inc. Class A	1,176	79,592
Tradeweb Markets, Inc. Class A	2,455	311,785
XP, Inc. Class A	2,536	44,279
		25,784,479
Consumer Finance - 0.2%
Ally Financial, Inc.	2,180	76,409
American Express Co.	11,395	3,077,562
Credit Acceptance Corp. (a)(b)	265	112,625
SoFi Technologies, Inc. Class A (a)	8,539	95,381
		3,361,977
Financial Services - 3.8%
Apollo Global Management, Inc.	21,132	3,027,370
Block, Inc. Class A (a)	12,719	919,838
Corpay, Inc. (a)	3,704	1,221,283
Equitable Holdings, Inc.	17,663	800,840
Fiserv, Inc. (a)	9,873	1,953,867
MasterCard, Inc. Class A	44,724	22,343,663
Shift4 Payments, Inc. Class A (a)(b)	3,281	296,734
The Western Union Co.	3,766	40,522
Toast, Inc. (a)	24,051	722,252
UWM Holdings Corp. Class A	3,135	20,189
Visa, Inc. Class A	85,291	24,721,596
WEX, Inc. (a)	186	32,104
		56,100,258
Insurance - 0.7%
Allstate Corp.	2,198	409,971
Arthur J. Gallagher & Co.	798	224,398
Brown & Brown, Inc.	5,665	592,786
Everest Re Group Ltd.	379	134,776
Kinsale Capital Group, Inc.	1,183	506,454
Markel Group, Inc. (a)	163	251,348
Marsh & McLennan Companies, Inc.	3,672	801,377
Progressive Corp.	26,682	6,479,190
RLI Corp.	121	18,872
Ryan Specialty Group Holdings, Inc. Class A	5,615	369,860
		9,789,032
TOTAL FINANCIALS		97,668,047
HEALTH CARE - 7.5%
Biotechnology - 1.7%
AbbVie, Inc.	41,444	8,449,188
Alnylam Pharmaceuticals, Inc. (a)	6,075	1,619,534
Amgen, Inc.	22,626	7,243,940
Apellis Pharmaceuticals, Inc. (a)	5,592	152,438
Exact Sciences Corp. (a)	3,863	266,277
Exelixis, Inc. (a)	12,844	426,421
Incyte Corp. (a)	460	34,095
Ionis Pharmaceuticals, Inc. (a)	7,801	299,480
Natera, Inc. (a)	6,143	743,057
Neurocrine Biosciences, Inc. (a)	5,368	645,609
Regeneron Pharmaceuticals, Inc. (a)	479	401,498
Repligen Corp. (a)	450	60,422
Sarepta Therapeutics, Inc. (a)	4,876	614,376
Ultragenyx Pharmaceutical, Inc. (a)	4,817	245,619
Vertex Pharmaceuticals, Inc. (a)	7,007	3,335,192
Viking Therapeutics, Inc. (a)	5,640	409,126
		24,946,272
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	2,358	483,461
DexCom, Inc. (a)	21,689	1,528,641
Edwards Lifesciences Corp. (a)	6,260	419,483
GE Healthcare Technologies, Inc.	2,212	193,218
IDEXX Laboratories, Inc. (a)	4,467	1,817,712
Inspire Medical Systems, Inc. (a)	1,564	305,043
Insulet Corp. (a)	3,788	877,036
Intuitive Surgical, Inc. (a)	19,131	9,638,963
Masimo Corp. (a)	1,191	171,516
Penumbra, Inc. (a)	1,975	452,018
ResMed, Inc.	2,133	517,189
Stryker Corp.	5,826	2,075,687
		18,479,967
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	7,820	848,626
Cencora, Inc.	8,979	2,047,930
Chemed Corp.	90	48,622
Cigna Group	1,358	427,512
DaVita, Inc. (a)	2,760	385,876
Elevance Health, Inc.	2,016	818,012
HCA Holdings, Inc.	2,503	897,926
McKesson Corp.	3,024	1,513,784
Molina Healthcare, Inc. (a)	1,987	638,264
UnitedHealth Group, Inc.	3,385	1,910,833
		9,537,385
Health Care Technology - 0.1%
Doximity, Inc. Class A (a)	434	18,115
Veeva Systems, Inc. Class A (a)	7,996	1,669,805
		1,687,920
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. Class A (a)(b)	4,014	64,344
Bruker Corp.	3,686	208,664
Fortrea Holdings, Inc. (a)	438	7,367
IQVIA Holdings, Inc. (a)	1,087	223,726
Medpace Holdings, Inc. (a)	1,389	436,452
Waters Corp. (a)	1,949	629,741
West Pharmaceutical Services, Inc.	2,387	735,029
		2,305,323
Pharmaceuticals - 3.6%
Eli Lilly & Co.	43,342	35,962,591
Intra-Cellular Therapies, Inc. (a)	5,524	468,159
Merck & Co., Inc.	137,290	14,047,513
Zoetis, Inc. Class A	20,439	3,654,084
		54,132,347
TOTAL HEALTH CARE		111,089,214
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	3,889	1,646,992
BWX Technologies, Inc.	1,032	125,646
GE Aerospace	12,678	2,177,827
HEICO Corp.	2,386	584,451
HEICO Corp. Class A	4,406	845,996
Howmet Aerospace, Inc.	1,326	132,229
Loar Holdings, Inc. (b)	480	41,366
Lockheed Martin Corp.	3,692	2,016,017
Spirit AeroSystems Holdings, Inc. Class A (a)	699	22,627
The Boeing Co. (a)	5,371	801,944
TransDigm Group, Inc.	597	777,473
		9,172,568
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,235	146,965
Building Products - 0.3%
AAON, Inc.	3,654	417,360
Advanced Drain Systems, Inc.	1,419	212,680
Armstrong World Industries, Inc.	797	111,221
Builders FirstSource, Inc. (a)	602	103,183
Carlisle Companies, Inc.	331	139,758
Lennox International, Inc.	1,733	1,044,254
Simpson Manufacturing Co. Ltd.	244	43,869
The AZEK Co., Inc. Class A, (a)	5,374	236,456
Trane Technologies PLC	4,175	1,545,418
Trex Co., Inc. (a)	5,939	420,778
		4,274,977
Commercial Services & Supplies - 0.8%
Cintas Corp.	17,754	3,653,951
Copart, Inc. (a)	44,033	2,266,379
Rollins, Inc.	15,096	711,625
Tetra Tech, Inc.	3,067	149,915
Veralto Corp.	5,992	612,322
Waste Management, Inc.	21,701	4,684,161
		12,078,353
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	1,905	744,931
EMCOR Group, Inc.	1,002	446,962
Quanta Services, Inc.	2,404	725,119
Willscot Holdings Corp. (a)	2,985	98,923
		2,015,935
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	1,543	255,444
Rockwell Automation, Inc.	564	150,424
Vertiv Holdings Co.	19,388	2,118,915
		2,524,783
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	325	26,975
Lyft, Inc. (a)	13,293	172,410
Old Dominion Freight Lines, Inc.	10,648	2,143,655
Saia, Inc. (a)	830	405,546
U-Haul Holding Co. (a)(b)	324	23,759
U-Haul Holding Co. Class N	2,171	148,192
Uber Technologies, Inc. (a)	108,793	7,838,536
Union Pacific Corp.	15,832	3,674,132
XPO, Inc. (a)	6,189	807,850
		15,241,055
Industrial Conglomerates - 0.1%
3M Co.	5,554	713,522
Honeywell International, Inc.	5,475	1,126,098
		1,839,620
Machinery - 0.2%
Caterpillar, Inc.	3,760	1,414,512
Illinois Tool Works, Inc.	6,008	1,568,869
Lincoln Electric Holdings, Inc.	827	159,247
		3,142,628
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)(b)	2,281	30,565
Professional Services - 0.9%
Automatic Data Processing, Inc.	20,645	5,971,360
Booz Allen Hamilton Holding Corp. Class A	6,934	1,259,630
Broadridge Financial Solutions, Inc.	5,796	1,222,145
Dayforce, Inc. (a)(b)	913	64,777
Equifax, Inc.	1,354	358,837
KBR, Inc.	554	37,124
Paychex, Inc.	6,256	871,648
Paycom Software, Inc.	1,719	359,323
Paycor HCM, Inc. (a)	351	5,297
Paylocity Holding Corp. (a)	2,348	433,370
TransUnion	628	63,616
Verisk Analytics, Inc.	7,702	2,115,893
		12,763,020
Trading Companies & Distributors - 0.4%
Core & Main, Inc. Class A (a)	6,756	299,156
Fastenal Co.	26,125	2,042,453
Ferguson Enterprises, Inc.	726	142,833
SiteOne Landscape Supply, Inc. (a)	883	123,390
United Rentals, Inc.	874	710,387
W.W. Grainger, Inc.	2,046	2,269,485
		5,587,704
TOTAL INDUSTRIALS		68,818,173
INFORMATION TECHNOLOGY - 48.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	13,947	5,389,679
Motorola Solutions, Inc.	4,239	1,904,795
Ubiquiti, Inc.	91	24,178
		7,318,652
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	37,317	2,500,985
CDW Corp.	3,666	690,051
Cognex Corp.	450	18,104
Jabil, Inc.	463	56,991
Zebra Technologies Corp. Class A (a)	586	223,834
		3,489,965
IT Services - 0.6%
Cloudflare, Inc. Class A (a)	16,245	1,424,849
EPAM Systems, Inc. (a)	168	31,693
Gartner, Inc. (a)	4,081	2,050,703
Globant SA (a)	1,697	356,183
GoDaddy, Inc. Class A (a)	7,657	1,277,188
MongoDB, Inc. Class A (a)	3,825	1,034,280
Okta, Inc. Class A (a)	3,818	274,476
Snowflake, Inc. Class A (a)	17,128	1,966,637
Twilio, Inc. Class A (a)	1,818	146,622
VeriSign, Inc. (a)	324	57,296
		8,619,927
Semiconductors & Semiconductor Equipment - 16.9%
Advanced Micro Devices, Inc. (a)	57,523	8,287,339
Applied Materials, Inc.	41,398	7,517,049
Astera Labs, Inc.	53	3,718
Broadcom, Inc.	246,176	41,793,300
Enphase Energy, Inc. (a)	7,095	589,169
Entegris, Inc.	8,186	857,156
KLA Corp.	7,294	4,859,482
Lam Research Corp.	70,729	5,258,701
Lattice Semiconductor Corp. (a)	6,312	319,766
Marvell Technology, Inc.	3,685	295,205
MKS Instruments, Inc.	191	18,972
Monolithic Power Systems, Inc.	2,544	1,931,659
NVIDIA Corp.	1,266,945	168,199,618
Onto Innovation, Inc. (a)	679	134,666
Qualcomm, Inc.	56,716	9,231,663
Teradyne, Inc.	7,730	821,003
Texas Instruments, Inc.	5,962	1,211,240
Universal Display Corp.	1,256	226,482
		251,556,188
Software - 18.3%
Adobe, Inc. (a)	24,003	11,475,354
AppFolio, Inc. Class A, (a)	1,209	251,315
AppLovin Corp. Class A, (a)	14,193	2,404,152
Atlassian Corp. PLC Class A, (a)	8,500	1,602,590
Autodesk, Inc. (a)	11,664	3,310,243
Bentley Systems, Inc. Class B	7,694	371,312
Bill Holdings, Inc. (a)	1,426	83,221
Cadence Design Systems, Inc. (a)	14,757	4,074,703
Confluent, Inc. Class A (a)	13,338	349,055
Crowdstrike Holdings, Inc. Class A (a)	12,281	3,645,860
Datadog, Inc. Class A (a)	16,187	2,030,497
DocuSign, Inc. (a)	11,008	763,735
DoubleVerify Holdings, Inc. (a)	4,599	78,413
Dropbox, Inc. Class A (a)	4,019	103,891
Dynatrace, Inc. (a)	15,988	860,154
Elastic NV (a)	4,359	349,723
Fair Isaac Corp. (a)	1,086	2,164,517
Five9, Inc. (a)	3,967	117,146
Fortinet, Inc. (a)	27,876	2,192,726
GitLab, Inc. Class A (a)	6,357	341,689
Guidewire Software, Inc. (a)	2,044	380,715
HashiCorp, Inc. Class A (a)(b)	5,887	199,334
HubSpot, Inc. (a)	2,647	1,468,529
Intuit, Inc.	14,784	9,022,675
Manhattan Associates, Inc. (a)	3,319	874,092
Microsoft Corp.	402,615	163,602,605
MicroStrategy, Inc. Class A (a)	529	129,341
nCino, Inc. (a)	2,890	107,797
Nutanix, Inc. Class A (a)	3,699	229,708
Oracle Corp.	85,029	14,271,267
Palantir Technologies, Inc. Class A (a)	108,892	4,525,552
Palo Alto Networks, Inc. (a)	16,671	6,007,061
Pegasystems, Inc.	2,387	189,623
Procore Technologies, Inc. (a)	5,638	370,135
PTC, Inc. (a)	3,876	718,339
RingCentral, Inc. Class A (a)	4,397	158,336
Salesforce, Inc.	43,047	12,542,604
SentinelOne, Inc. Class A (a)	2,225	57,383
ServiceNow, Inc. (a)	11,116	10,371,117
Smartsheet, Inc. Class A (a)	7,326	413,333
Synopsys, Inc. (a)	8,239	4,231,633
Teradata Corp. (a)	5,198	167,532
Tyler Technologies, Inc. (a)	1,951	1,181,506
UiPath, Inc. Class A (a)	20,444	252,688
Unity Software, Inc. (a)	7,090	142,367
Workday, Inc. Class A (a)	11,458	2,679,453
Zscaler, Inc. (a)	4,963	897,261
		271,762,282
Technology Hardware, Storage & Peripherals - 12.1%
Apple, Inc.	787,006	177,792,518
Dell Technologies, Inc. Class C	2,309	285,462
HP, Inc.	12,961	460,375
NetApp, Inc.	4,969	572,975
Pure Storage, Inc. Class A (a)	14,511	726,276
Super Micro Computer, Inc. (a)(b)	26,823	780,818
		180,618,424
TOTAL INFORMATION TECHNOLOGY		723,365,438
MATERIALS - 0.7%
Chemicals - 0.5%
Celanese Corp.	1,494	188,199
Ecolab, Inc.	11,731	2,882,659
RPM International, Inc.	1,534	194,987
Sherwin-Williams Co.	11,566	4,149,534
The Chemours Co. LLC	641	11,641
		7,427,020
Construction Materials - 0.1%
Eagle Materials, Inc.	1,379	393,649
Martin Marietta Materials, Inc.	192	113,729
Vulcan Materials Co.	1,863	510,332
		1,017,710
Containers & Packaging - 0.0%
Avery Dennison Corp.	1,660	343,670
Sealed Air Corp.	388	14,038
		357,708
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc. (a)	8,453	109,720
Southern Copper Corp.	4,657	510,174
		619,894
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,394	236,767
TOTAL MATERIALS		9,659,099
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	25,289	5,400,213
Equinix, Inc.	273	247,906
Iron Mountain, Inc.	9,010	1,114,807
Lamar Advertising Co. Class A	1,170	154,440
Public Storage Operating Co.	1,288	423,829
Simon Property Group, Inc.	4,483	758,165
		8,099,360
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	786	212,975
TOTAL REAL ESTATE		8,312,335
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	2,705	711,307
NRG Energy, Inc.	4,648	420,179
		1,131,486
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	18,649	2,330,379
TOTAL UTILITIES		3,461,865
TOTAL COMMON STOCKS (Cost $881,602,093)		1,486,501,925

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $158,557)	159,000	158,593

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	1,644,943	1,645,272
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	2,261,456	2,261,682
TOTAL MONEY MARKET FUNDS (Cost $3,906,954)		3,906,954

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $885,667,604)	1,490,567,472
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,339,365)
NET ASSETS - 100.0%	1,488,228,107

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	4	Dec 2024	1,601,740	25,541	25,541
CME E-mini S&P 500 Index Contracts (United States)	2	Dec 2024	573,850	(2,294)	(2,294)

TOTAL FUTURES CONTRACTS					23,247
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,628.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	5,302,174	84,260,548	87,917,418	82,752	(32)	-	1,645,272	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,567,307	30,473,661	30,779,286	4,359	-	-	2,261,682	0.0%
Total	7,869,481	114,734,209	118,696,704	87,111	(32)	-	3,906,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	195,582,453	195,582,453	-	-
Consumer Discretionary	209,858,505	209,858,505	-	-
Consumer Staples	52,205,624	52,205,624	-	-
Energy	6,481,172	6,481,172	-	-
Financials	97,668,047	97,668,047	-	-
Health Care	111,089,214	111,089,214	-	-
Industrials	68,818,173	68,818,173	-	-
Information Technology	723,365,438	723,365,438	-	-
Materials	9,659,099	9,659,099	-	-
Real Estate	8,312,335	8,312,335	-	-
Utilities	3,461,865	3,461,865	-	-

U.S. Government and Government Agency Obligations	158,593	-	158,593	-

Money Market Funds	3,906,954	3,906,954	-	-
Total Investments in Securities:	1,490,567,472	1,490,408,879	158,593	-
Derivative Instruments: Assets
Futures Contracts	25,541	25,541	-	-
Total Assets	25,541	25,541	-	-
Liabilities
Futures Contracts	(2,294)	(2,294)	-	-
Total Liabilities	(2,294)	(2,294)	-	-
Total Derivative Instruments:	23,247	23,247	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	25,541	(2,294)
Total Equity Risk	25,541	(2,294)
Total Value of Derivatives	25,541	(2,294)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,079,773) - See accompanying schedule:
Unaffiliated issuers (cost $881,760,650)	$1,486,660,518
Fidelity Central Funds (cost $3,906,954)	3,906,954

Total Investment in Securities (cost $885,667,604)		$1,490,567,472
Receivable for investments sold		29,175,372
Receivable for fund shares sold		371,494
Dividends receivable		246,820
Distributions receivable from Fidelity Central Funds		15,448
Total assets		1,520,376,606
Liabilities
Payable for investments purchased	$29,264
Payable for fund shares redeemed	29,795,546
Payable for daily variation margin on futures contracts	52,390
Other payables and accrued expenses	9,624
Collateral on securities loaned	2,261,675
Total liabilities		32,148,499
Net Assets		$1,488,228,107
Net Assets consist of:
Paid in capital		$896,589,828
Total accumulated earnings (loss)		591,638,279
Net Assets		$1,488,228,107
Net Asset Value, offering price and redemption price per share ($1,488,228,107 ÷ 62,700,755 shares)		$23.74
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$4,230,207
Interest		5,794
Income from Fidelity Central Funds (including $4,359 from security lending)		87,111
Total income		4,323,112
Expenses
Custodian fees and expenses	$16,517
Independent trustees' fees and expenses	1,591
Total expenses before reductions	18,108
Expense reductions	(1,569)
Total expenses after reductions		16,539
Net Investment income (loss)		4,306,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,129,270
Fidelity Central Funds	(32)
Futures contracts	582,104
Total net realized gain (loss)		12,711,342
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	175,218,305
Futures contracts	(13,034)
Total change in net unrealized appreciation (depreciation)		175,205,271
Net gain (loss)		187,916,613
Net increase (decrease) in net assets resulting from operations		$192,223,186
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,306,573	$7,961,729
Net realized gain (loss)	12,711,342	6,407,255
Change in net unrealized appreciation (depreciation)	175,205,271	242,799,061
Net increase (decrease) in net assets resulting from operations	192,223,186	257,168,045
Distributions to shareholders	(2,158,234)	(8,147,076)

Share transactions
Proceeds from sales of shares	318,863,978	292,824,105
Reinvestment of distributions	2,158,234	8,147,076
Cost of shares redeemed	(174,829,272)	(211,591,405)

Net increase (decrease) in net assets resulting from share transactions	146,192,940	89,379,776
Total increase (decrease) in net assets	336,257,892	338,400,745

Net Assets
Beginning of period	1,151,970,215	813,569,470
End of period	$1,488,228,107	$1,151,970,215

Other Information
Shares
Sold	13,785,226	15,607,253
Issued in reinvestment of distributions	93,511	447,053
Redeemed	(7,548,830)	(11,738,549)
Net increase (decrease)	6,329,907	4,315,757

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.44	$15.63	$15.47	$16.85	$11.52	$10.54
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.15	.13	.12	.14
Net realized and unrealized gain (loss)	3.27	4.82	.20	(.92)	5.67	.99
Total from investment operations	3.34	4.97	.35	(.79)	5.79	1.13
Distributions from net investment income	(.04)	(.16)	(.13)	(.12)	(.13)	(.10)
Distributions from net realized gain	-	-	(.06)	(.46)	(.33)	(.05)
Total distributions	(.04)	(.16)	(.19)	(.59) C	(.46)	(.15)
Net asset value, end of period	$23.74	$20.44	$15.63	$15.47	$16.85	$11.52
Total Return D,E	16.34%	31.91%	2.39%	(5.34)%	51.21%	10.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	-% I	-% I	-% I	-% I	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	-% I	.01%
Net investment income (loss)	.65% H	.83%	1.04%	.73%	.85%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,488,228	$1,151,970	$813,569	$643,492	$546,009	$297,828
Portfolio turnover rate J	43 % H	28%	29%	40%	40%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, futures contracts, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$617,041,381
Gross unrealized depreciation	(18,038,913)
Net unrealized appreciation (depreciation)	$599,002,468
Tax cost	$891,565,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,219,783)
Long-term	(10,274,819)
Total capital loss carryforward	$(21,494,602)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	429,619,223	278,393,057

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Growth Index Fund	430	17	1,682
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,569.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9891256.106
CGI-SANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024